UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(formerly known as GE Investments Funds, Inc.)

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

State Street U.S. Equity V.I.S. Fund

Schedule of Investments—March 31, 2017 (Unaudited)

Common Stock—97.9% †	Number of Shares	Fair Value
Aerospace & Defense—1.5%
General Dynamics Corp.	1,136	$212,659
Hexcel Corp.	781	42,604
Raytheon Co.	1,130	172,325
		427,588

Airlines—0.4%
Alaska Air Group Inc.	935	86,226
Delta Air Lines Inc.	751	34,516
		120,742

Apparel, Accessories & Luxury Goods—0.1%
Ralph Lauren Corp.	358	29,220

Application Software—1.6%
salesforce.com Inc.	4,897	403,953	(a)
SS&C Technologies Holdings Inc.	1,412	49,985
		453,938

Asset Management & Custody Banks—0.6%
Ameriprise Financial Inc.	655	84,940
BlackRock Inc.	257	98,562
		183,502

Auto Parts & Equipment—0.3%
Delphi Automotive PLC	1,042	83,871

Automobile Manufacturers—0.2%
General Motors Co.	1,874	66,265

Automotive Retail—0.6%
Advance Auto Parts Inc.	539	79,912
AutoZone Inc.	138	99,781	(a)
		179,693

Biotechnology—4.9%
Alexion Pharmaceuticals Inc.	3,393	411,367	(a)
Amgen Inc.	2,701	443,153
Gilead Sciences Inc.	4,834	328,325
Vertex Pharmaceuticals Inc.	2,008	219,575	(a)
		1,402,420

Building Products—1.2%
Allegion PLC	4,759	360,256

Cable & Satellite—3.5%
Charter Communications Inc., Class A	1,526	499,490	(a)
Comcast Corp., Class A	6,460	242,831
Liberty Global PLC, Class C	7,568	265,183	(a)
		1,007,504

Commodity Chemicals—0.1%
LyondellBasell Industries N.V., Class A	495	45,139

Communications Equipment—0.6%
Cisco Systems Inc.	4,911	165,992

Consumer Finance—0.6%
American Express Co.	1,254	99,204
Discover Financial Services	1,241	84,872

		184,076

Data Processing & Outsourced Services—3.2%
PayPal Holdings Inc.	1,623	69,821	(a)
Square Inc., Class A	6,415	110,851	(a)
Visa Inc., Class A	8,279	735,755
		916,427

Diversified Banks—6.0%
Bank of America Corp.	13,341	314,714
JPMorgan Chase & Co.	9,183	806,635
U.S. Bancorp	1,941	99,961
Wells Fargo & Co.	8,913	496,098
		1,717,408

Diversified Chemicals—0.5%
EI du Pont de Nemours & Co.	1,854	148,932

Diversified Metals & Mining—0.1%
Teck Resources Ltd., Class B	1,561	34,186

Drug Retail—0.9%
CVS Health Corp.	1,041	81,719
Walgreens Boots Alliance Inc.	2,088	173,408
		255,127

Electric Utilities—1.8%
American Electric Power Company Inc.	1,000	67,130
Duke Energy Corp.	606	49,698
Edison International	818	65,121
Exelon Corp.	2,494	89,734
NextEra Energy Inc.	1,076	138,126
PG&E Corp.	1,436	95,293
		505,102

Electrical Components & Equipment—0.6%
Acuity Brands Inc.	573	116,892
Rockwell Automation Inc.	397	61,817
		178,709

Environmental & Facilities Services—0.5%
Republic Services Inc.	2,094	131,524

Financial Exchanges & Data—1.8%
CME Group Inc.	3,755	446,094
S&P Global Inc.	621	81,189
		527,283

Footwear—0.4%
NIKE Inc., Class B	2,242	124,947

General Merchandise Stores—0.1%
Dollar General Corp.	254	17,711

Gold—0.1%
B2Gold Corp.	15,792	44,691	(a)

Healthcare Equipment—5.4%
Abbott Laboratories	9,815	435,884
Boston Scientific Corp.	9,097	226,242	(a)
CR Bard Inc.	767	190,630
Medtronic PLC	7,707	620,876
Stryker Corp.	504	66,352
		1,539,984

Home Improvement Retail—2.1%
Lowe’s Companies Inc.	4,639	381,372
The Home Depot Inc.	1,436	210,848
		592,220

Hotels, Resorts & Cruise Lines—0.3%
Marriott International Inc., Class A	785	73,931

Housewares & Specialties—1.2%
Newell Brands Inc.	7,581	357,596

Hypermarkets & Super Centers—0.3%
Wal-Mart Stores Inc.	1,399	100,840

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	1,560	17,238	(a)

Industrial Conglomerates—1.0%
Honeywell International Inc.	1,162	145,099
Roper Technologies Inc.	704	145,369
		290,468

Industrial Gases—0.2%
Air Products & Chemicals Inc.	351	47,487

Industrial Machinery—1.2%
Ingersoll-Rand PLC	4,156	337,966

Insurance Brokers—0.3%
Marsh & McLennan Companies Inc.	1,013	74,851

Integrated Oil & Gas—2.3%
Chevron Corp.	2,006	215,384
Exxon Mobil Corp.	5,388	441,870
		657,254

Integrated Telecommunication Services—0.5%
Verizon Communications Inc.	2,953	143,959

Internet & Direct Marketing Retail—3.4%
Amazon.com Inc.	827	733,169	(a)
Netflix Inc.	244	36,066	(a)
The Priceline Group Inc.	116	206,476	(a)
		975,711

Internet Software & Services—5.5%
Alphabet Inc., Class A	720	610,416	(a)
Alphabet Inc., Class C	387	321,040	(a)
Facebook Inc., Class A	4,526	642,918	(a)
		1,574,374

Investment Banking & Brokerage—3.1%
The Charles Schwab Corp.	11,806	481,803
The Goldman Sachs Group Inc.	1,785	410,050
		891,853

IT Consulting & Other Services—0.1%
Accenture PLC, Class A	368	44,116

Life & Health Insurance—0.7%
MetLife Inc.	1,795	94,812
Prudential Financial Inc.	983	104,866
		199,678

Metal & Glass Containers—0.3%
Ball Corp.	1,031	76,562

Movies & Entertainment—2.0%
The Walt Disney Co.	3,712	420,904
Time Warner Inc.	1,599	156,238
		577,142

Multi-Line Insurance—0.2%
The Hartford Financial Services Group Inc.	1,028	49,416

Multi-Sector Holdings—1.1%
Berkshire Hathaway Inc., Class B	1,845	307,525	(a)

Multi-Utilities—0.8%
Dominion Resources Inc.	403	31,261
Sempra Energy	1,913	211,386
		242,647

Oil & Gas Equipment & Services—0.7%
Schlumberger Ltd.	2,759	215,478

Oil & Gas Exploration & Production—3.7%
Antero Resources Corp.	6,629	151,208	(a)
ConocoPhillips	2,307	115,050
Marathon Oil Corp.	6,726	106,271
Noble Energy Inc.	7,119	244,466
Pioneer Natural Resources Co.	1,685	313,798
Range Resources Corp.	1,632	47,491
RSP Permian Inc.	2,138	88,577	(a)
		1,066,861

Packaged Foods & Meats—2.4%
Mondelez International Inc., Class A	11,263	485,210
The Kraft Heinz Co.	2,141	194,424
		679,634

Paper Packaging—0.1%
Packaging Corporation of America	285	26,112

Pharmaceuticals—4.9%
Allergan PLC	2,787	665,870
Pfizer Inc.	21,530	736,541
		1,402,411

Property & Casualty Insurance—0.3%
The Allstate Corp.	939	76,519

Railroads—0.6%
Union Pacific Corp.	1,730	183,242

Regional Banks—0.8%
First Republic Bank	1,480	138,839
The PNC Financial Services Group Inc.	728	87,534
		226,373

Restaurants—1.0%
Chipotle Mexican Grill Inc.	97	43,215	(a)
McDonald’s Corp.	978	126,759
Starbucks Corp.	2,243	130,969
		300,943

Semiconductor Equipment—1.1%
Applied Materials Inc.	8,454	328,861

Semiconductors—2.1%
Broadcom Ltd.	834	182,613
Intel Corp.	3,204	115,568
Micron Technology Inc.	2,508	72,481	(a)
QUALCOMM Inc.	3,982	228,328
		598,990

Soft Drinks—2.5%
PepsiCo Inc.	6,371	712,660

Specialized REITs—2.9%
American Tower Corp.	3,595	436,936
Equinix Inc.	659	263,844
Extra Space Storage Inc.	1,819	135,315
		836,095

Specialty Chemicals—0.7%
Albemarle Corp.	885	93,492
Celanese Corp., Class A	765	68,735
The Sherwin-Williams Co.	110	34,121
		196,348

Specialty Stores—0.3%
Signet Jewelers Ltd.	239	16,556
Tractor Supply Co.	926	63,866
		80,422

Systems Software—3.6%
Microsoft Corp.	12,198	803,360
Oracle Corp.	5,054	225,459
		1,028,819

Technology Hardware, Storage & Peripherals—4.7%
Apple Inc.	7,542	1,083,484
Hewlett Packard Enterprise Co.	3,381	80,130
Western Digital Corp.	2,138	176,449
		1,340,063

Tobacco—0.8%
Reynolds American Inc.	3,488	219,814

Trading Companies & Distributors—0.4%
United Rentals Inc.	908	113,545	(a)

Total Common Stock
(Cost $23,509,173)		28,118,261

Short-Term Investments—2.0%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.66%
(Cost $575,865)	575,865	575,865	(b,c)

Total Investments
(Cost $24,085,038)		28,694,126

Other Assets and Liabilities, net—0.1%		20,087

NET ASSETS—100.0%		$28,714,213

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(c)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2017.

Abbreviations:

REIT	Real Estate Investment Trust

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/Interest Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund - Class G Shares	938,819	$938,819	784,617	1,147,571	575,865	$575,865	$953	$—

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments—March 31, 2017 (Unaudited)

Common Stock—99.4% †	Number of Shares	Fair Value
Advertising—0.2%
Omnicom Group Inc.	2,230	$192,248
The Interpublic Group of Companies Inc.	3,820	93,858
		286,106

Aerospace & Defense—2.2%
Arconic Inc.	3,788	99,776
General Dynamics Corp.	2,600	486,720
L3 Technologies Inc.	689	113,885
Lockheed Martin Corp.	2,268	606,917
Northrop Grumman Corp.	1,597	379,830
Raytheon Co.	2,661	405,802
Rockwell Collins Inc.	1,236	120,090
Textron Inc.	2,325	110,647
The Boeing Co.	5,241	926,923
TransDigm Group Inc.	433	95,329
United Technologies Corp.	6,789	761,794
		4,107,713

Agricultural & Farm Machinery—0.2%
Deere & Co.	2,606	283,689

Agricultural Products—0.1%
Archer-Daniels-Midland Co.	5,224	240,513

Air Freight & Logistics—0.7%
CH Robinson Worldwide Inc.	1,229	94,989
Expeditors International of Washington Inc.	1,799	101,626
FedEx Corp.	2,188	426,988
United Parcel Service Inc., Class B	6,210	666,333
		1,289,936

Airlines—0.6%
Alaska Air Group Inc.	1,200	110,664
American Airlines Group Inc.	4,846	204,986
Delta Air Lines Inc.	6,830	313,907
Southwest Airlines Co.	5,649	303,690
United Continental Holdings Inc.	2,650	187,196	(a)
		1,120,443

Alternative Carriers—0.1%
Level 3 Communications Inc.	2,800	160,216	(a)

Aluminum—0.0% *
Alcoa Corp.	1	34

Apparel Retail—0.5%
Foot Locker Inc.	1,300	97,253
L Brands Inc.	2,188	103,055
Ross Stores Inc.	3,724	245,300
The Gap Inc.	2,196	53,341
The TJX Companies Inc.	5,922	468,311
		967,260

Apparel, Accessories & Luxury Goods—0.3%
Coach Inc.	2,689	111,136
Hanesbrands Inc.	3,400	70,584
Michael Kors Holdings Ltd.	1,622	61,814	(a)
PVH Corp.	769	79,569
Ralph Lauren Corp.	600	48,972
Under Armour Inc., Class A	1,700	33,626	(a)
Under Armour Inc., Class C	1,712	31,330	(a)
VF Corp.	2,902	159,523
		596,554

Application Software—0.9%
Adobe Systems Inc.	4,584	596,516	(a)
Autodesk Inc.	1,748	151,150	(a)
Citrix Systems Inc.	1,407	117,330	(a)
Intuit Inc.	2,200	255,178
salesforce.com Inc.	5,909	487,433	(a)
Synopsys Inc.	1,400	100,982	(a)
Verint Systems Inc.	1	43	(a)
		1,708,632

Asset Management & Custody Banks—1.1%
Affiliated Managers Group Inc.	500	81,970
Ameriprise Financial Inc.	1,405	182,200
BlackRock Inc.	1,096	420,327
Franklin Resources Inc.	3,100	130,634
Invesco Ltd.	3,850	117,925
Northern Trust Corp.	1,896	164,156
State Street Corp.	3,311	263,589	(b)
T Rowe Price Group Inc.	2,240	152,656
The Bank of New York Mellon Corp.	9,604	453,597
		1,967,054

Auto Parts & Equipment—0.1%
BorgWarner Inc.	1,747	73,007
Delphi Automotive PLC	2,456	197,684
		270,691

Automobile Manufacturers—0.5%
Ford Motor Co.	35,994	418,970
General Motors Co.	12,601	445,572
		864,542

Automotive Retail—0.4%
Advance Auto Parts Inc.	722	107,043
AutoNation Inc.	486	20,553	(a)
AutoZone Inc.	275	198,839	(a)
CarMax Inc.	1,690	100,082	(a)
O’Reilly Automotive Inc.	838	226,126	(a)
		652,643

Biotechnology—2.8%
AbbVie Inc.	14,375	936,675
Alexion Pharmaceuticals Inc.	2,101	254,725	(a)
Amgen Inc.	6,700	1,099,269
Biogen Inc.	1,958	535,356	(a)
Celgene Corp.	7,057	878,103	(a)
Gilead Sciences Inc.	11,805	801,796

Incyte Corp.	1,600	213,872	(a)
Regeneron Pharmaceuticals Inc.	650	251,881	(a)
Vertex Pharmaceuticals Inc.	2,300	251,505	(a)
		5,223,182

Brewers—0.1%
Molson Coors Brewing Co., Class B	1,598	152,945

Broadcasting—0.2%
CBS Corp., Class B	3,296	228,610
Discovery Communications Inc., Class A	1,497	43,548	(a)
Discovery Communications Inc., Class C	1,802	51,015	(a)
Scripps Networks Interactive Inc., Class A	1,000	78,370
TEGNA Inc.	1,870	47,909
		449,452

Building Products—0.3%
Allegion PLC	933	70,628
Fortune Brands Home & Security Inc.	1,400	85,190
Johnson Controls International PLC	8,542	359,789
Masco Corp.	2,985	101,460
		617,067

Cable & Satellite—1.3%
Charter Communications Inc., Class A	1,900	621,908	(a)
Comcast Corp., Class A	43,156	1,622,234
DISH Network Corp., Class A	2,100	133,329	(a)
		2,377,471

Casinos & Gaming—0.0% *
Wynn Resorts Ltd.	791	90,657

Commodity Chemicals—0.1%
LyondellBasell Industries N.V., Class A	3,010	274,482

Communications Equipment—1.1%
Cisco Systems Inc.	45,441	1,535,906
F5 Networks Inc.	600	85,542	(a)
Harris Corp.	1,100	122,397
Juniper Networks Inc.	3,500	97,405
Motorola Solutions Inc.	1,444	124,501
		1,965,751

Computer & Electronics Retail—0.1%
Best Buy Company Inc.	2,495	122,629

Construction & Engineering—0.1%
Fluor Corp.	1,178	61,986
Jacobs Engineering Group Inc.	1,150	63,572
Quanta Services Inc.	1,200	44,532	(a)
		170,090

Construction Machinery & Heavy Trucks—0.5%
Caterpillar Inc.	5,402	501,089
Cummins Inc.	1,356	205,027
PACCAR Inc.	3,203	215,242
		921,358

Construction Materials—0.1%
Martin Marietta Materials Inc.	600	130,950
Vulcan Materials Co.	1,173	141,323
		272,273

Consumer Electronics—0.0% *
Garmin Ltd.	1,000	51,110

Consumer Finance—0.8%
American Express Co.	6,758	534,625
Capital One Financial Corp.	4,373	378,964
Discover Financial Services	3,377	230,953
Navient Corp.	2,743	40,487
Synchrony Financial	7,158	245,520
		1,430,549

Copper—0.1%
Freeport-McMoRan Inc.	10,498	140,253	(a)

Data Processing & Outsourced Services—2.4%
Alliance Data Systems Corp.	525	130,725
Automatic Data Processing Inc.	4,045	414,167
Fidelity National Information Services Inc.	3,000	238,860
Fiserv Inc.	2,026	233,618	(a)
Global Payments Inc.	1,463	118,035
Mastercard Inc., Class A	8,597	966,905
Paychex Inc.	2,834	166,923
PayPal Holdings Inc.	10,260	441,385	(a)
The Western Union Co.	4,224	85,958
Total System Services Inc.	1,602	85,643
Visa Inc., Class A	16,903	1,502,170
		4,384,389

Department Stores—0.1%
Kohl’s Corp.	1,573	62,621
Macy’s Inc.	3,030	89,809
Nordstrom Inc.	992	46,198
		198,628

Distillers & Vintners—0.2%
Brown-Forman Corp., Class B	1,540	71,117
Constellation Brands Inc., Class A	1,579	255,909
		327,026

Distributors—0.1%
Genuine Parts Co.	1,345	124,291
LKQ Corp.	2,900	84,883	(a)
		209,174

Diversified Banks—5.2%
Bank of America Corp.	91,580	2,160,372
Citigroup Inc.	25,097	1,501,303	(c)
Comerica Inc.	1,556	106,710
JPMorgan Chase & Co.	32,447	2,850,144
U.S. Bancorp	14,414	742,321
Wells Fargo & Co.	40,969	2,280,335	(c)
		9,641,185

Diversified Chemicals—0.7%
Eastman Chemical Co.	1,318	106,494
EI du Pont de Nemours & Co.	7,935	637,419
The Dow Chemical Co.	10,093	641,309
		1,385,222

Diversified Support Services—0.1%
Cintas Corp.	764	96,677

Drug Retail—0.7%
CVS Health Corp.	9,289	729,186
Walgreens Boots Alliance Inc.	7,874	653,936
		1,383,122

Electric Utilities—2.0%
Alliant Energy Corp.	2,100	83,181
American Electric Power Company Inc.	4,383	294,231
Duke Energy Corp.	6,304	516,991
Edison International	2,942	234,213
Entergy Corp.	1,553	117,966
Eversource Energy	2,930	172,225
Exelon Corp.	8,234	296,259
FirstEnergy Corp.	3,754	119,452
NextEra Energy Inc.	4,202	539,411
PG&E Corp.	4,554	302,204
Pinnacle West Capital Corp.	1,100	91,718
PPL Corp.	6,237	233,201
The Southern Co.	8,958	445,929
Xcel Energy Inc.	4,780	212,471
		3,659,452

Electrical Components & Equipment—0.6%
Acuity Brands Inc.	400	81,600
AMETEK Inc.	2,100	113,568
Eaton Corporation PLC	3,945	292,522
Emerson Electric Co.	5,826	348,744
Rockwell Automation Inc.	1,219	189,811
		1,026,245

Electronic Components—0.2%
Amphenol Corp., Class A	2,800	199,276
Corning Inc.	8,534	230,418
		429,694

Electronic Equipment & Instruments—0.0% *
FLIR Systems Inc.	1,100	39,908

Electronic Manufacturing Services—0.1%
TE Connectivity Ltd.	3,154	235,131

Environmental & Facilities Services—0.3%
Republic Services Inc.	2,215	139,124
Stericycle Inc.	800	66,312	(a)
Waste Management Inc.	3,703	270,023
		475,459

Fertilizers & Agricultural Chemicals—0.4%
CF Industries Holdings Inc.	2,385	70,000
FMC Corp.	1,122	78,080
Monsanto Co.	4,028	455,969
The Mosaic Co.	3,300	96,294
		700,343

Financial Exchanges & Data—0.7%
CBOE Holdings Inc.	800	64,856
CME Group Inc.	3,074	365,191
Intercontinental Exchange Inc.	5,255	314,617
Moody’s Corp.	1,529	171,309
Nasdaq Inc.	968	67,228
S&P Global Inc.	2,333	305,016
		1,288,217

Food Distributors—0.1%
Sysco Corp.	4,649	241,376

Food Retail—0.2%
The Kroger Co.	8,590	253,319
Whole Foods Market Inc.	2,988	88,803
		342,122

Footwear—0.4%
NIKE Inc., Class B	12,042	671,101

General Merchandise Stores—0.3%
Dollar General Corp.	2,300	160,379
Dollar Tree Inc.	2,148	168,532	(a)
Target Corp.	5,249	289,692
		618,603

Gold—0.1%
Newmont Mining Corp.	4,919	162,130

Health Care REITs—0.3%
HCP Inc.	4,074	127,435
Ventas Inc.	3,029	197,006
Welltower Inc.	3,300	233,706
		558,147

Healthcare Distributors—0.4%
AmerisourceBergen Corp.	1,461	129,299
Cardinal Health Inc.	2,868	233,885
Henry Schein Inc.	699	118,809	(a)
McKesson Corp.	1,889	280,063
Patterson Companies Inc.	700	31,661
		793,717

Healthcare Equipment—2.5%
Abbott Laboratories	15,514	688,977
Baxter International Inc.	4,377	226,991
Becton Dickinson and Co.	1,899	348,353
Boston Scientific Corp.	12,399	308,363	(a)
CR Bard Inc.	660	164,036
Danaher Corp.	5,600	478,968
Edwards Lifesciences Corp.	2,000	188,140	(a)
Hologic Inc.	2,400	102,120	(a)
IDEXX Laboratories Inc.	800	123,688	(a)
Intuitive Surgical Inc.	344	263,666	(a)
Medtronic PLC	12,406	999,427
Stryker Corp.	2,781	366,119
Varian Medical Systems Inc.	834	76,003	(a)
Zimmer Biomet Holdings Inc.	1,840	224,682
		4,559,533

Healthcare Facilities—0.2%
HCA Holdings Inc.	2,591	230,573	(a)
Universal Health Services Inc., Class B	898	111,756
		342,329

Healthcare Services—0.4%
DaVita Inc.	1,458	99,101	(a)
Envision Healthcare Corp.	1,085	66,532	(a)
Express Scripts Holding Co.	5,588	368,305	(a)
Laboratory Corporation of America Holdings	900	129,123	(a)
Quest Diagnostics Inc.	1,200	117,828
		780,889

Healthcare Supplies—0.1%
DENTSPLY SIRONA Inc.	2,032	126,878
The Cooper Companies Inc.	415	82,954
		209,832

Healthcare Technology—0.1%
Cerner Corp.	2,700	158,895	(a)

Home Building—0.1%
DR Horton Inc.	2,900	96,599
Lennar Corp., Class A	1,800	92,142
PulteGroup Inc.	2,235	52,634
		241,375

Home Entertainment Software—0.3%
Activision Blizzard Inc.	6,200	309,132
Electronic Arts Inc.	2,838	254,058	(a)
		563,190

Home Furnishing Retail—0.0% *
Bed Bath & Beyond Inc.	1,613	63,649

Home Furnishings—0.1%
Leggett & Platt Inc.	1,400	70,448
Mohawk Industries Inc.	600	137,694	(a)
		208,142

Home Improvement Retail—1.2%
Lowe’s Companies Inc.	7,731	635,566
The Home Depot Inc.	11,029	1,619,388
		2,254,954

Hotel & Resort REITs—0.1%
Host Hotels & Resorts Inc.	6,717	125,339

Hotels, Resorts & Cruise Lines—0.4%
Carnival Corp.	3,900	229,749
Marriott International Inc., Class A	2,882	271,427
Royal Caribbean Cruises Ltd.	1,463	143,535
Wyndham Worldwide Corp.	975	82,182
		726,893

Household Appliances—0.1%
Whirlpool Corp.	651	111,536

Household Products—1.8%
Church & Dwight Company Inc.	2,238	111,609
Colgate-Palmolive Co.	8,145	596,132
Kimberly-Clark Corp.	3,212	422,795
The Clorox Co.	1,167	157,347
The Procter & Gamble Co.	23,249	2,088,923
		3,376,806

Housewares & Specialties—0.1%
Newell Brands Inc.	4,334	204,435

Human Resource & Employment Services—0.0% *
Robert Half International Inc.	1,275	62,258

Hypermarkets & Super Centers—0.9%
Costco Wholesale Corp.	4,008	672,102
Wal-Mart Stores Inc.	13,601	980,360
		1,652,462

Independent Power Producers & Energy Traders—0.1%
AES Corp.	5,500	61,490
NRG Energy Inc.	2,538	47,461
		108,951

Industrial Conglomerates—2.4%
3M Co.	5,397	1,032,608
General Electric Co.	79,282	2,362,604
Honeywell International Inc.	6,994	873,341
Roper Technologies Inc.	903	186,460
		4,455,013

Industrial Gases—0.3%
Air Products & Chemicals Inc.	1,941	262,598
Praxair Inc.	2,674	317,136
		579,734

Industrial Machinery—0.8%
Dover Corp.	1,509	121,248
Flowserve Corp.	1,300	62,946
Fortive Corp.	2,800	168,616
Illinois Tool Works Inc.	2,860	378,864
Ingersoll-Rand PLC	2,400	195,168
Parker-Hannifin Corp.	1,234	197,835
Pentair PLC	1,407	88,332
Snap-on Inc.	509	85,853
Stanley Black & Decker Inc.	1,399	185,885
Xylem Inc.	1,581	79,398
		1,564,145

Industrial REITs—0.1%
Prologis Inc. REIT	4,829	250,529

Insurance Brokers—0.5%
Aon PLC	2,434	288,891
Arthur J Gallagher & Co.	1,700	96,118
Marsh & McLennan Companies Inc.	4,609	340,559
Willis Towers Watson PLC	1,158	151,571
		877,139

Integrated Oil & Gas—2.9%
Chevron Corp.	17,101	1,836,134
Exxon Mobil Corp.	37,605	3,083,986
Occidental Petroleum Corp.	6,857	434,460
		5,354,580

Integrated Telecommunication Services—2.3%
AT&T Inc.	55,657	2,312,549
CenturyLink Inc.	4,962	116,954
Verizon Communications Inc.	36,923	1,799,996
		4,229,499

Internet & Direct Marketing Retail—2.6%
Amazon.com Inc.	3,576	3,170,267	(a)
Expedia Inc.	1,050	132,479
Netflix Inc.	3,943	582,815	(a)
The Priceline Group Inc.	450	800,986	(a)
TripAdvisor Inc.	1,150	49,634	(a)
		4,736,181

Internet Software & Services—4.5%
Akamai Technologies Inc.	1,733	103,460	(a)
Alphabet Inc., Class A	2,683	2,274,647	(a)
Alphabet Inc., Class C	2,689	2,230,687	(a)
eBay Inc.	9,060	304,144	(a)
Facebook Inc., Class A	21,335	3,030,637	(a)
VeriSign Inc.	862	75,089	(a)
Yahoo! Inc.	7,853	364,458	(a)
		8,383,122

Investment Banking & Brokerage—1.1%
E*TRADE Financial Corp.	2,340	81,643	(a)
Morgan Stanley	13,129	562,446
Raymond James Financial Inc.	1,100	83,886
The Charles Schwab Corp.	11,111	453,440
The Goldman Sachs Group Inc.	3,376	775,535
		1,956,950

IT Consulting & Other Services—1.3%
Accenture PLC, Class A	5,645	676,722
Cognizant Technology Solutions Corp., Class A	5,419	322,539	(a)
CSRA Inc.	1,382	40,479
International Business Machines Corp.	7,820	1,361,775
Teradata Corp.	1,400	43,568	(a)
		2,445,083

Leisure Products—0.1%
Hasbro Inc.	1,096	109,403
Mattel Inc.	3,296	84,410
		193,813

Life & Health Insurance—0.9%
Aflac Inc.	3,674	266,071
Lincoln National Corp.	2,059	134,761
MetLife Inc.	10,008	528,623
Principal Financial Group Inc.	2,411	152,158
Prudential Financial Inc.	3,901	416,159
Torchmark Corp.	966	74,421
Unum Group	1,989	93,264
		1,665,457

Life Sciences Tools & Services—0.7%
Agilent Technologies Inc.	2,838	150,045
Illumina Inc.	1,301	222,002	(a)
Mettler-Toledo International Inc.	237	113,502	(a)
PerkinElmer Inc.	1,011	58,699
Thermo Fisher Scientific Inc.	3,528	541,901
Waters Corp.	800	125,048	(a)
		1,211,197

Managed Healthcare—1.6%
Aetna Inc.	3,227	411,604
Anthem Inc.	2,360	390,297
Centene Corp.	1,600	114,016	(a)
Cigna Corp.	2,309	338,245
Humana Inc.	1,327	273,548
UnitedHealth Group Inc.	8,614	1,412,782
		2,940,492

Metal & Glass Containers—0.1%
Ball Corp.	1,341	99,583

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	1,535	92,867

Movies & Entertainment—1.5%
The Walt Disney Co.	13,251	1,502,531
Time Warner Inc.	7,107	694,425
Twenty-First Century Fox Inc., Class A	9,590	310,620
Twenty-First Century Fox Inc., Class B	4,192	133,222
Viacom Inc., Class B	3,346	155,990
		2,796,788

Multi-Line Insurance—0.5%
American International Group Inc.	8,387	523,601
Assurant Inc.	500	47,835
Loews Corp.	2,726	127,495
The Hartford Financial Services Group Inc.	3,589	172,523
		871,454

Multi-Sector Holdings—1.6%
Berkshire Hathaway Inc., Class B	17,219	2,870,063	(a)
Leucadia National Corp.	3,000	78,000
		2,948,063

Multi-Utilities—1.1%
Ameren Corp.	2,242	122,391
CenterPoint Energy Inc.	3,718	102,505
CMS Energy Corp.	2,700	120,798
Consolidated Edison Inc.	2,855	221,719
Dominion Resources Inc.	5,682	440,753
DTE Energy Co.	1,566	159,904
NiSource Inc.	3,315	78,864
Public Service Enterprise Group Inc.	4,692	208,090
SCANA Corp.	1,400	91,490
Sempra Energy	2,132	235,586
WEC Energy Group Inc.	2,774	168,188
		1,950,288

Office REITs—0.3%
Alexandria Real Estate Equities Inc.	800	88,416
Boston Properties Inc.	1,398	185,109
SL Green Realty Corp.	1,000	106,620
Vornado Realty Trust	1,511	151,569
		531,714

Oil & Gas Drilling—0.1%
Helmerich & Payne Inc.	900	59,913
Transocean Ltd.	3,804	47,360	(a)
		107,273

Oil & Gas Equipment & Services—1.0%
Baker Hughes Inc.	3,981	238,143
Halliburton Co.	7,750	381,378
National Oilwell Varco Inc.	3,346	134,141
Schlumberger Ltd.	12,571	981,795
TechnipFMC PLC	4,286	139,295	(a)
		1,874,752

Oil & Gas Exploration & Production—1.6%
Anadarko Petroleum Corp.	4,757	294,934
Apache Corp.	3,448	177,193
Cabot Oil & Gas Corp.	3,600	86,076
Chesapeake Energy Corp.	5,615	33,353	(a)

Cimarex Energy Co.	900	107,541
Concho Resources Inc.	1,300	166,842	(a)
ConocoPhillips	11,140	555,552
Devon Energy Corp.	4,692	195,750
EOG Resources Inc.	5,100	497,505
EQT Corp.	1,514	92,505
Hess Corp.	2,449	118,066
Marathon Oil Corp.	7,042	111,264
Murphy Oil Corp.	1,700	48,603
Newfield Exploration Co.	1,300	47,983	(a)
Noble Energy Inc.	3,700	127,058
Pioneer Natural Resources Co.	1,500	279,345
Range Resources Corp.	1,800	52,380
Southwestern Energy Co.	4,100	33,497	(a)
		3,025,447

Oil & Gas Refining & Marketing—0.5%
Marathon Petroleum Corp.	4,790	242,087
Phillips 66	4,061	321,712
Tesoro Corp.	1,014	82,195
Valero Energy Corp.	4,028	267,016
		913,010

Oil & Gas Storage & Transportation—0.4%
Kinder Morgan Inc.	16,837	366,036
ONEOK Inc.	2,000	110,880
The Williams Companies Inc.	7,471	221,067
		697,983

Packaged Foods & Meats—1.4%
Campbell Soup Co.	1,615	92,443
Conagra Brands Inc.	3,754	151,436
General Mills Inc.	5,236	308,976
Hormel Foods Corp.	2,400	83,112
Kellogg Co.	2,390	173,538
McCormick & Company Inc.	1,100	107,305
Mead Johnson Nutrition Co.	1,615	143,864
Mondelez International Inc., Class A	13,903	598,941
The Hershey Co.	1,216	132,848
The JM Smucker Co.	947	124,133
The Kraft Heinz Co.	5,530	502,179
Tyson Foods Inc., Class A	2,584	159,459
		2,578,234

Paper Packaging—0.2%
Avery Dennison Corp.	854	68,832
International Paper Co.	3,730	189,410
Sealed Air Corp.	1,731	75,437
WestRock Co.	2,175	113,165
		446,844

Personal Products—0.1%
Coty Inc., Class A	4,445	80,588
The Estee Lauder Companies Inc., Class A	2,079	176,278
		256,866

Pharmaceuticals—5.0%
Allergan PLC	3,051	728,945
Bristol-Myers Squibb Co.	15,084	820,268
Eli Lilly & Co.	8,946	752,448

Johnson & Johnson	24,670	3,072,649
Mallinckrodt PLC	965	43,010	(a)
Merck & Company Inc.	24,963	1,586,149
Mylan N.V.	3,904	152,217	(a)
Perrigo Company PLC	1,275	84,647
Pfizer Inc.	54,068	1,849,666
Zoetis Inc.	4,146	221,272
		9,311,271

Property & Casualty Insurance—0.8%
Chubb Ltd.	4,261	580,562
Cincinnati Financial Corp.	1,392	100,600
The Allstate Corp.	3,386	275,925
The Progressive Corp.	5,373	210,514
The Travelers Companies Inc.	2,567	309,426
XL Group Ltd.	2,456	97,896
		1,574,923

Publishing—0.0% *
News Corp., Class A	3,400	44,200

Railroads—0.8%
CSX Corp.	8,609	400,749
Kansas City Southern	1,000	85,760
Norfolk Southern Corp.	2,645	296,161
Union Pacific Corp.	7,436	787,621
		1,570,291

Real Estate Services—0.0% *
CBRE Group Inc., Class A	2,573	89,515	(a)

Regional Banks—1.2%
BB&T Corp.	7,500	335,250
Citizens Financial Group Inc.	4,600	158,930
Fifth Third Bancorp	6,750	171,450
Huntington Bancshares Inc.	9,534	127,660
KeyCorp	10,228	181,854
M&T Bank Corp.	1,390	215,075
People’s United Financial Inc.	3,200	58,240
Regions Financial Corp.	11,268	163,724
SunTrust Banks Inc.	4,529	250,454
The PNC Financial Services Group Inc.	4,439	533,745
Zions Bancorporation	1,900	79,800
		2,276,182

Research & Consulting Services—0.2%
Equifax Inc.	1,046	143,030
Nielsen Holdings PLC	2,928	120,956
The Dun & Bradstreet Corp.	400	43,176
Verisk Analytics Inc.	1,400	113,596	(a)
		420,758

Residential REITs—0.5%
Apartment Investment & Management Co., Class A	1,477	65,505
AvalonBay Communities Inc.	1,272	233,539
Equity Residential	3,308	205,824
Essex Property Trust Inc.	600	138,918
Mid-America Apartment Communities Inc.	1,100	111,914
UDR Inc.	2,500	90,650
		846,350

Restaurants—1.2%
Chipotle Mexican Grill Inc.	260	115,835	(a)
Darden Restaurants Inc.	1,229	102,830
McDonald’s Corp.	7,388	957,559
Starbucks Corp.	13,124	766,310
Yum! Brands Inc.	3,174	202,819
		2,145,353

Retail REITs—0.6%
Federal Realty Investment Trust	700	93,450
GGP Inc.	5,300	122,854
Kimco Realty Corp.	3,931	86,836
Realty Income Corp.	2,400	142,872
Regency Centers Corp.	1,299	86,241
Simon Property Group Inc.	2,879	495,274
The Macerich Co.	1,144	73,673
		1,101,200

Semiconductor Equipment—0.4%
Applied Materials Inc.	10,081	392,151
KLA-Tencor Corp.	1,378	131,006
Lam Research Corp.	1,447	185,737
		708,894

Semiconductors—3.0%
Advanced Micro Devices Inc.	6,600	96,030	(a)
Analog Devices Inc.	3,287	269,370
Broadcom Ltd.	3,584	784,753
Intel Corp.	42,897	1,547,295
Microchip Technology Inc.	1,800	132,804
Micron Technology Inc.	9,526	275,301	(a)
NVIDIA Corp.	5,338	581,468
Qorvo Inc.	1,100	75,416	(a)
QUALCOMM Inc.	13,510	774,663
Skyworks Solutions Inc.	1,700	166,566
Texas Instruments Inc.	9,182	739,702
Xilinx Inc.	2,287	132,395
		5,575,763

Soft Drinks—1.8%
Dr Pepper Snapple Group Inc.	1,700	166,464
Monster Beverage Corp.	3,738	172,584	(a)
PepsiCo Inc.	12,978	1,451,719
The Coca-Cola Co.	35,132	1,491,002
		3,281,769

Specialized Consumer Services—0.0% *
H&R Block Inc.	2,179	50,662

Specialized REITs—1.0%
American Tower Corp.	3,955	480,691
Crown Castle International Corp.	3,100	292,795
Digital Realty Trust Inc.	1,400	148,946
Equinix Inc.	616	246,628
Extra Space Storage Inc.	1,200	89,268
Iron Mountain Inc.	1,886	67,274
Public Storage	1,330	291,150
Weyerhaeuser Co.	6,685	227,156
		1,843,908

Specialty Chemicals—0.5%
Albemarle Corp.	1,100	116,204
Ecolab Inc.	2,402	301,066
International Flavors & Fragrances Inc.	647	85,747
PPG Industries Inc.	2,410	253,243
The Sherwin-Williams Co.	763	236,675
		992,935

Specialty Stores—0.2%
Signet Jewelers Ltd.	600	41,562
Staples Inc.	5,450	47,796
Tiffany & Co.	1,086	103,496
Tractor Supply Co.	1,137	78,419
Ulta Salon Cosmetics & Fragrance Inc.	500	142,615	(a)
		413,888

Steel—0.1%
Nucor Corp.	2,859	170,739

Systems Software—3.4%
CA Inc.	2,703	85,739
Microsoft Corp.	70,150	4,620,079
Oracle Corp.	27,097	1,208,797
Red Hat Inc.	1,600	138,400	(a)
Symantec Corp.	5,472	167,881
		6,220,896

Technology Hardware, Storage & Peripherals—4.3%
Apple Inc.	47,702	6,852,869
Hewlett Packard Enterprise Co.	15,417	365,383
HP Inc.	15,600	278,928
NetApp Inc.	2,570	107,555
Seagate Technology PLC	2,894	132,921
Western Digital Corp.	2,677	220,933
Xerox Corp.	7,247	53,193
		8,011,782

Tires & Rubber—0.0% *
The Goodyear Tire & Rubber Co.	2,019	72,684

Tobacco—1.8%
Altria Group Inc.	17,644	1,260,135
Philip Morris International Inc.	14,043	1,585,455
Reynolds American Inc.	7,622	480,338
		3,325,928

Trading Companies & Distributors—0.2%
Fastenal Co.	2,700	139,050
United Rentals Inc.	800	100,040	(a)
WW Grainger Inc.	482	112,190
		351,280

Trucking—0.1%
JB Hunt Transport Services Inc.	900	82,566
Ryder System Inc.	431	32,515
		115,081

Water Utilities—0.1%
American Water Works Company Inc.	1,700	132,209

Total Common Stock
(Cost $92,281,382)		184,076,392

Short-Term Investments—0.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares
0.66%
(Cost $1,013,429)	1,013,429	1,013,429	(d,e)

Total Investments
(Cost $93,294,811)		185,089,821

Other Assets and Liabilities, net—0.0% *		77,414

NET ASSETS—100.0%		$185,167,235

Other Information:

The Fund had the following long futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2017	17	$2,005,320	$(3,589)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	At March 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures.

(d)	Coupon amount represents effective yield.

(e)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2017.
*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

TBA	To Be Announced

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/Interest Income	Realized Gain (Loss)
State Street Corp.	3,311	$257,331	—	—	3,311	$263,589	$1,258	$—
State Street Institutional U.S. Government Money Market Fund - Class G Shares	3,654,858	3,654,858	3,250,299	5,891,728	1,013,429	1,013,429	2,864	—

		$3,912,189				$1,277,018	$4,122	$—

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments—March 31, 2017 (Unaudited)

Common Stock—95.8% †	Number of Shares	Fair Value
Application Software—3.9%
Intuit Inc.	5,221	$605,584
salesforce.com Inc.	9,464	780,685	(a)
		1,386,269

Biotechnology—9.1%
Alexion Pharmaceuticals Inc.	7,184	870,988	(a)
Amgen Inc.	6,636	1,088,769
Gilead Sciences Inc.	11,155	757,648
Vertex Pharmaceuticals Inc.	4,541	496,558	(a)
		3,213,963

Cable & Satellite—10.4%
Charter Communications Inc., Class A	3,699	1,210,757	(a)
Comcast Corp., Class A	16,732	628,956
Liberty Global PLC, Class C	33,862	1,186,524	(a)
Sirius XM Holdings Inc.	121,833	627,440	(b)
		3,653,677

Data Processing & Outsourced Services—5.8%
PayPal Holdings Inc.	10,426	448,527	(a)
Visa Inc., Class A	17,927	1,593,172
		2,041,699

Financial Exchanges & Data—7.5%
CME Group Inc.	11,712	1,391,386
S&P Global Inc.	9,573	1,251,574
		2,642,960

Healthcare Equipment—5.2%
Abbott Laboratories	13,545	601,533
Medtronic PLC	15,298	1,232,407
		1,833,940

Healthcare Supplies—1.9%
The Cooper Companies Inc.	3,267	653,041

Home Improvement Retail—2.3%
Lowe’s Companies Inc.	10,008	822,758

Internet & Direct Marketing Retail—4.3%
Amazon.com Inc.	1,696	1,503,572	(a)

Internet Software & Services—10.5%
Alibaba Group Holding Ltd. ADR	3,187	343,654	(a)
Alphabet Inc., Class A	326	276,383	(a)
Alphabet Inc., Class C	1,992	1,652,483	(a)
Facebook Inc., Class A	9,959	1,414,676	(a)
		3,687,196

Investment Banking & Brokerage—4.2%
The Charles Schwab Corp.	35,854	1,463,202

Movies & Entertainment—2.6%
The Walt Disney Co.	8,127	921,521

Oil & Gas Equipment & Services—2.0%
Schlumberger Ltd.	8,764	684,468

Pharmaceuticals—4.3%
Allergan PLC	6,309	1,507,346

Restaurants—1.0%
Starbucks Corp.	5,983	349,347	(b)

Semiconductor Equipment—1.0%
Applied Materials Inc.	9,436	367,060

Semiconductors—1.3%
QUALCOMM Inc.	8,038	460,899

Soft Drinks—3.8%
PepsiCo Inc.	11,951	1,336,839

Specialized REITs—3.4%
American Tower Corp.	9,959	1,210,417

Systems Software—3.0%
Microsoft Corp.	15,882	1,045,988

Technology Hardware, Storage & Peripherals—5.9%
Apple Inc.	14,341	2,060,228

Trading Companies & Distributors—2.4%
United Rentals Inc.	6,853	856,968	(a)

Total Common Stock
(Cost $22,287,176)		33,703,358

Short-Term Investments—4.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares
0.66%
(Cost $1,565,423)	1,565,423	1,565,423	(c,d)

Total Investments
(Cost $23,852,599)		35,268,781

Liabilities in Excess of Other Assets, net—(0.3)%		(102,750)

NET ASSETS—100.0%		$35,166,031

Other Information:

The Fund had the following long futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2017	5	$589,800	$7,606

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At March 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2017.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/Interest Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund - Class G Shares	535,474	$535,474	3,322,533	2,292,584	1,565,423	$1,565,423	$757	$—

State Street Core Value Equity V.I.S. Fund

Schedule of Investments—March 31, 2017 (Unaudited)

Common Stock—94.7% †	Number of Shares	Fair Value
Aerospace & Defense—1.9%
General Dynamics Corp.	1,353	$253,282

Agricultural Products—1.1%
Archer-Daniels-Midland Co.	3,057	140,744

Airlines—1.4%
Delta Air Lines Inc.	4,046	185,954

Apparel, Accessories & Luxury Goods—1.0%
VF Corp.	2,516	138,305

Asset Management & Custody Banks—1.4%
Ameriprise Financial Inc.	976	126,568
Invesco Ltd.	2,021	61,903	(a)
		188,471

Auto Parts & Equipment—1.8%
Delphi Automotive PLC	2,893	232,858

Automotive Retail—1.0%
Advance Auto Parts Inc.	870	128,986

Biotechnology—3.4%
Amgen Inc.	1,730	283,841
Gilead Sciences Inc.	2,509	170,411
		454,252

Building Products—1.1%
Allegion PLC	1,942	147,009

Cable & Satellite—2.4%
Comcast Corp., Class A	8,456	317,861

Communications Equipment—2.2%
Cisco Systems Inc.	8,423	284,697

Consumer Finance—1.9%
Discover Financial Services	3,645	249,282

Diversified Banks—10.9%
Bank of America Corp.	19,084	450,191
Citigroup Inc.	4,883	292,101
JPMorgan Chase & Co.	3,488	306,386
Wells Fargo & Co.	6,927	385,557
		1,434,235

Drug Retail—0.3%
CVS Health Corp.	523	41,056

Electric Utilities—2.2%
Exelon Corp.	1,773	63,793
NextEra Energy Inc.	1,750	224,647
		288,440

Electrical Components & Equipment—0.8%
Acuity Brands Inc.	535	109,140

General Merchandise Stores—1.3%
Dollar General Corp.	2,535	176,766

Gold—0.8%
Newmont Mining Corp.	3,375	111,240

Healthcare Equipment—4.7%
Boston Scientific Corp.	10,020	249,197	(b)
Medtronic PLC	2,917	234,993
Stryker Corp.	1,047	137,838
		622,028

Home Improvement Retail—1.0%
Lowe’s Companies Inc.	1,625	133,591

Housewares & Specialties—1.4%
Newell Brands Inc.	3,891	183,538

Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	4,932	54,499	(b)

Industrial Conglomerates—1.3%
Honeywell International Inc.	1,398	174,568

Industrial Gases—0.8%
Air Products & Chemicals Inc.	792	107,150

Industrial Machinery—1.8%
Ingersoll-Rand PLC	2,950	239,894

Integrated Oil & Gas—3.2%
Chevron Corp.	1,365	146,560
Exxon Mobil Corp.	1,133	92,917
Occidental Petroleum Corp.	2,878	182,350
		421,827

Internet Software & Services—4.9%
Alphabet Inc., Class A	509	431,530	(b)
Facebook Inc., Class A	1,497	212,649	(b)
		644,179

Investment Banking & Brokerage—0.8%
Morgan Stanley	2,445	104,744

Multi-Line Insurance—1.2%
The Hartford Financial Services Group Inc.	3,340	160,554

Multi-Utilities—1.7%
Sempra Energy	1,997	220,669

Oil & Gas Equipment & Services—0.7%
Schlumberger Ltd.	1,204	94,032

Oil & Gas Exploration & Production—4.7%
Concho Resources Inc.	527	67,635	(b)
ConocoPhillips	4,212	210,052
Hess Corp.	3,044	146,751
Noble Energy Inc.	5,687	195,292
		619,730

Packaged Foods & Meats—1.7%
Mondelez International Inc., Class A	5,163	222,422

Paper Packaging—0.5%
Packaging Corporation of America	667	61,111

Pharmaceuticals—7.9%
Allergan PLC	1,049	250,627
Johnson & Johnson	2,730	340,021
Merck & Company Inc.	5,004	317,954
Pfizer Inc.	3,860	132,051
		1,040,653

Research & Consulting Services—1.1%
Nielsen Holdings PLC	3,663	151,319

Semiconductor Equipment—2.5%
Applied Materials Inc.	8,429	327,888

Semiconductors—1.4%
NXP Semiconductors N.V.	1,835	189,923	(b)

Soft Drinks—2.2%
PepsiCo Inc.	2,571	287,592

Specialized REITs—1.7%
American Tower Corp.	1,902	231,169

Specialty Chemicals—0.8%
Albemarle Corp.	314	33,171
GCP Applied Technologies Inc.	782	25,532	(b)
PPG Industries Inc.	405	42,558
		101,261

Systems Software—2.2%
Oracle Corp.	6,466	288,448

Technology Hardware, Storage & Peripherals—5.7%
Apple Inc.	3,436	493,616	(a)
Western Digital Corp.	3,149	259,887
		753,503

Trading Companies & Distributors—1.5%
United Rentals Inc.	1,608	201,080	(b)

Total Common Stock
(Cost $10,062,054)		12,519,950

Short-Term Investments—5.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares
0.66%
(Cost $746,990)	746,990	746,990	(c,d)

Total Investments
(Cost $10,809,044)		13,266,940

Liabilities in Excess of Other Assets, net—(0.4)%		(49,360)

NET ASSETS—100.0%		$13,217,580

Other Information:

The Fund had the following long futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2017	6	$707,760	$3,522

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures.

(b)	Non-income producing security.

(c)	Coupon amount represents effective yield.

(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2017.

Abbreviations:

REIT	Real Estate Investment Trust

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/Interest Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund - Class G Shares	530,547	$530,547	1,108,845	892,402	746,990	$746,990	$659	$—

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments—March 31, 2017 (Unaudited)

Common Stock—94.1% †	Number of Shares	Fair Value
Aerospace & Defense—0.5%
Esterline Technologies Corp.	158	$13,596	(a)
Teledyne Technologies Inc.	1,418	179,320	(a)
Vectrus Inc.	698	15,600	(a)
		208,516

Agricultural & Farm Machinery—0.5%
AGCO Corp.	3,562	214,361

Agricultural Products—1.0%
Darling Ingredients Inc.	26,003	377,564	(a)
Fresh Del Monte Produce Inc.	453	26,831
		404,395

Airlines—0.1%
Hawaiian Holdings Inc.	450	20,903	(a)

Alternative Carriers—0.0% *
Vonage Holdings Corp.	2,740	17,317	(a)

Apparel Retail—0.8%
American Eagle Outfitters Inc.	487	6,832
Burlington Stores Inc.	1,020	99,236	(a)
Citi Trends Inc.	339	5,763
Francesca’s Holdings Corp.	1,400	21,490	(a)
Genesco Inc.	1,317	73,028	(a)
The Buckle Inc.	4,208	78,269
The Children’s Place Inc.	250	30,012
		314,630

Apparel, Accessories & Luxury Goods—0.2%
G-III Apparel Group Ltd.	2,925	64,028	(a)

Application Software—4.3%
ACI Worldwide Inc.	9,256	197,986	(a)
Blackbaud Inc.	7,292	559,078
Exa Corp.	1,600	20,320	(a)
Guidewire Software Inc.	4,200	236,586	(a)
Jive Software Inc.	12,258	52,709	(a)
PTC Inc.	3,009	158,123	(a)
RealPage Inc.	8,695	303,455	(a)
SS&C Technologies Holdings Inc.	5,487	194,240
Zix Corp.	6,300	30,303	(a)
		1,752,800

Asset Management & Custody Banks—0.8%
Cohen & Steers Inc.	866	34,614
Fifth Street Asset Management Inc.	600	2,760
Financial Engines Inc.	5,900	256,945
OM Asset Management PLC	1,707	25,810
		320,129

Auto Parts & Equipment—1.2%
American Axle & Manufacturing Holdings Inc.	1,324	24,865	(a)
Cooper-Standard Holdings Inc.	379	42,043	(a)
Gentherm Inc.	787	30,890	(a)

LCI Industries	613	61,177
Stoneridge Inc.	596	10,811	(a)
Tenneco Inc.	4,927	307,543
Tower International Inc.	1,019	27,615
		504,944

Automobile Manufacturers—0.7%
Thor Industries Inc.	2,547	244,843	(b)
Winnebago Industries Inc.	1,561	45,659
		290,502

Automotive Retail—1.5%
America’s Car-Mart Inc.	1,000	36,450	(a)
Asbury Automotive Group Inc.	422	25,362	(a)
CST Brands Inc.	1,600	76,944
Group 1 Automotive Inc.	1,900	140,752
Murphy USA Inc.	4,286	314,678	(a)
		594,186

Biotechnology—0.6%
BioSpecifics Technologies Corp.	600	32,880	(a)
MiMedx Group Inc.	1,500	14,295	(a)
Repligen Corp.	6,103	214,826	(a)
		262,001

Brewers—0.4%
Craft Brew Alliance Inc.	958	12,790	(a)
The Boston Beer Company Inc., Class A	1,125	162,731	(a)
		175,521

Building Products—0.7%
American Woodmark Corp.	449	41,218	(a)
Apogee Enterprises Inc.	862	51,384
Builders FirstSource Inc.	3,518	52,418	(a)
Insteel Industries Inc.	20	723
Masonite International Corp.	214	16,960	(a)
NCI Building Systems Inc.	1,496	25,656	(a)
Patrick Industries Inc.	200	14,180	(a)
Ply Gem Holdings Inc.	1,556	30,653	(a)
Simpson Manufacturing Company Inc.	409	17,624
Universal Forest Products Inc.	487	47,989
		298,805

Casinos & Gaming—0.1%
Churchill Downs Inc.	175	27,799
Pinnacle Entertainment Inc.	843	16,455	(a)
		44,254

Commercial Printing—0.4%
Brady Corp., Class A	3,100	119,815
Deluxe Corp.	372	26,847
LSC Communications Inc.	973	24,481
		171,143

Commodity Chemicals—0.2%
Koppers Holdings Inc.	630	26,680	(a)
Trinseo S.A.	668	44,823
		71,503

Communications Equipment—0.3%
ADTRAN Inc.	1,508	31,291
Extreme Networks Inc.	5,800	43,558	(a)
Lumentum Holdings Inc.	1,178	62,846	(a)
		137,695

Construction & Engineering—0.7%
Chicago Bridge & Iron Company N.V.	7,414	227,981
EMCOR Group Inc.	353	22,221
MasTec Inc.	687	27,514	(a)
		277,716

Construction Machinery & Heavy Trucks—1.5%
Alamo Group Inc.	526	40,076
Astec Industries Inc.	765	47,044
Federal Signal Corp.	17,324	239,245
Trinity Industries Inc.	10,033	266,376	(b)
Wabash National Corp.	1,960	40,552
		633,293

Construction Materials—0.1%
Summit Materials Inc., Class A	1,164	28,762	(a)

Consumer Finance—0.1%
Enova International Inc.	2,786	41,372	(a)

Data Processing & Outsourced Services—1.9%
Broadridge Financial Solutions Inc.	3,460	235,107
Cardtronics PLC, Class A	450	21,038	(a)
Cass Information Systems Inc.	159	10,510
CoreLogic Inc.	3,970	161,658	(a)
EVERTEC Inc.	1,369	21,767
MAXIMUS Inc.	451	28,052
Travelport Worldwide Ltd.	1,871	22,022
WEX Inc.	2,800	289,800	(a)
		789,954

Distributors—0.5%
LKQ Corp.	7,466	218,530	(a)

Diversified Chemicals—0.2%
The Chemours Co.	2,409	92,746

Diversified Metals & Mining—0.0% *
Compass Minerals International Inc.	149	10,110

Diversified Real Estate Activities—0.1%
The RMR Group Inc. Class A	400	19,800

Diversified REITs—0.1%
American Assets Trust Inc.	580	24,267
Gramercy Property Trust	1,140	29,982
		54,249

Diversified Support Services—1.6%
Healthcare Services Group Inc.	5,899	254,188
Ritchie Bros Auctioneers Inc.	10,069	331,270
UniFirst Corp.	219	30,977
Viad Corp.	569	25,719
		642,154

Education Services—0.6%
Capella Education Co.	350	29,759
Grand Canyon Education Inc.	300	21,483	(a)
K12 Inc.	10,135	194,085	(a)
		245,327

Electric Utilities—1.0%
ALLETE Inc.	432	29,251
IDACORP Inc.	3,851	319,479
PNM Resources Inc.	810	29,970
Spark Energy Inc., Class A	900	28,755
		407,455

Electrical Components & Equipment—0.4%
Atkore International Group Inc.	1,053	27,673	(a)
Encore Wire Corp.	862	39,652
EnerSys	262	20,682
General Cable Corp.	1,589	28,523
Regal Beloit Corp.	414	31,319
		147,849

Electronic Components—0.7%
Belden Inc.	593	41,030
Littelfuse Inc.	1,517	242,583
Rogers Corp.	240	20,609	(a)
		304,222

Electronic Equipment & Instruments—0.9%
Coherent Inc.	300	61,692	(a)
Control4 Corp.	4,039	63,776	(a)
National Instruments Corp.	1,270	41,351
VeriFone Systems Inc.	6,873	128,731	(a)
Zebra Technologies Corp., Class A	744	67,890	(a)
		363,440

Electronic Manufacturing Services—0.3%
Benchmark Electronics Inc.	420	13,356	(a)
Methode Electronics Inc.	753	34,337
Plexus Corp.	772	44,621	(a)
TTM Technologies Inc.	977	15,759	(a)
		108,073

Environmental & Facilities Services—0.8%
Clean Harbors Inc.	5,627	312,974	(a)

Food Distributors—0.7%
Performance Food Group Co.	3,965	94,367	(a)
SpartanNash Co.	6,033	211,095
		305,462

Food Retail—0.1%
Casey’s General Stores Inc.	250	28,062

Footwear—1.3%
Deckers Outdoor Corp.	2,318	138,454	(a)
Skechers U.S.A. Inc., Class A	1,212	33,270	(a)
Wolverine World Wide Inc.	14,800	369,556	(b)
		541,280

Forest Products—0.1%
Louisiana-Pacific Corp.	1,162	28,841	(a)

Gas Utilities—0.1%
South Jersey Industries Inc.	769	27,415

Health Care REITs—0.4%
CareTrust REIT Inc.	1,002	16,854
Omega Healthcare Investors Inc.	3,430	113,156
Sabra Health Care REIT Inc.	1,091	30,471
		160,481

Healthcare Distributors—0.2%
Aceto Corp.	4,900	77,469
Owens & Minor Inc.	278	9,619
		87,088

Healthcare Equipment—5.5%
Cantel Medical Corp.	2,300	184,230
Cardiovascular Systems Inc.	5,900	166,823	(a)
CONMED Corp.	5,900	262,019
Hill-Rom Holdings Inc.	5,757	406,444
Insulet Corp.	3,900	168,051	(a)
Integra LifeSciences Holdings Corp.	8,800	370,744	(a)
iRadimed Corp.	2,000	17,800	(a)
LeMaitre Vascular Inc.	1,800	44,334
Masimo Corp.	1,800	167,868	(a)
Natus Medical Inc.	345	13,541	(a)
NuVasive Inc.	4,350	324,858	(a)
Orthofix International N.V.	300	11,445	(a)
Penumbra Inc.	1,300	108,485	(a)
		2,246,642

Healthcare Facilities—0.0% *
HealthSouth Corp.	456	19,521

Healthcare Services—1.9%
Addus HomeCare Corp.	500	16,000	(a)
Almost Family Inc.	350	17,010	(a)
AMN Healthcare Services Inc.	1,260	51,156	(a)
BioTelemetry Inc.	2,300	66,585	(a)
Envision Healthcare Corp.	4,553	279,190	(a)
MEDNAX Inc.	4,866	337,603	(a)
RadNet Inc.	3,000	17,700	(a)
		785,244

Healthcare Supplies—1.1%
Endologix Inc.	11,052	80,016	(a)
ICU Medical Inc.	1,700	259,590	(a)
Lantheus Holdings Inc.	2,000	25,000	(a)
Merit Medical Systems Inc.	821	23,727	(a)
OraSure Technologies Inc.	4,200	54,306	(a)
		442,639

Healthcare Technology—1.7%
HMS Holdings Corp.	12,171	247,436	(a)
Medidata Solutions Inc.	3,400	196,146	(a)
Omnicell Inc.	5,800	235,770	(a)
		679,352

Home Building—0.2%
Meritage Homes Corp.	679	24,987	(a)
TopBuild Corp.	1,521	71,487	(a)
		96,474

Home Furnishing Retail—0.3%
Aaron’s Inc.	4,756	141,443

Home Furnishings—0.1%
Ethan Allen Interiors Inc.	840	25,746

Hotel & Resort REITs—0.3%
Ashford Hospitality Trust Inc.	1,311	8,351
RLJ Lodging Trust	5,223	122,793
		131,144

Hotels, Resorts & Cruise Lines—0.3%
ILG Inc.	4,879	102,264

Household Appliances—0.5%
Helen of Troy Ltd.	2,054	193,487	(a)

Household Products—0.1%
Central Garden & Pet Co.	980	36,329	(a)

Housewares & Specialties—0.0% *
Tupperware Brands Corp.	279	17,499

Human Resource & Employment Services—0.3%
Insperity Inc.	442	39,183
Kforce Inc.	1,100	26,125
TriNet Group Inc.	396	11,444	(a)
TrueBlue Inc.	967	26,448	(a)
		103,200

Industrial Machinery—7.3%
Actuant Corp., Class A	11,436	301,339
Altra Industrial Motion Corp.	653	25,434
Barnes Group Inc.	3,645	187,134
Crane Co.	925	69,218
Franklin Electric Company Inc.	747	32,158
IDEX Corp.	2,193	205,067
John Bean Technologies Corp.	1,500	131,925
LB Foster Co., Class A	1,050	13,125
Luxfer Holdings PLC ADR	5,266	64,035
Lydall Inc.	3,700	198,320	(a)
Mueller Industries Inc.	4,864	166,495
Nordson Corp.	1,482	182,049
RBC Bearings Inc.	1,000	97,090	(a)
Standex International Corp.	2,100	210,315
The Gorman-Rupp Co.	1,700	53,380
The Timken Co.	6,502	293,890	(b)
TriMas Corp.	9,800	203,350	(a)
Watts Water Technologies Inc., Class A	960	59,856
Welbilt Inc.	12,600	247,338	(a)
Woodward Inc.	3,738	253,885
		2,995,403

Industrial REITs—0.1%
Rexford Industrial Realty Inc.	882	19,863
STAG Industrial Inc.	1,373	34,352
		54,215

Internet Software & Services—2.8%
Brightcove Inc.	2,900	25,810	(a)
Cornerstone OnDemand Inc.	5,509	214,245	(a)
Envestnet Inc.	3,300	106,590	(a)

LogMeIn Inc.	2,800	273,000
MeetMe Inc.	3,000	17,670	(a)
New Relic Inc.	5,700	211,299	(a)
NIC Inc.	9,125	184,325
Stamps.com Inc.	200	23,670	(a)
Web.com Group Inc.	1,700	32,810	(a)
Xactly Corp.	5,600	66,640	(a)
		1,156,059

Investment Banking & Brokerage—1.5%
Evercore Partners Inc., Class A	343	26,720
Greenhill & Company Inc.	755	22,121
Moelis & Co., Class A	764	29,414
Piper Jaffray Cos.	699	44,631
Raymond James Financial Inc.	5,541	422,557
Stifel Financial Corp.	987	49,538	(a)
		594,981

IT Consulting & Other Services—0.2%
Perficient Inc.	1,195	20,745	(a)
Science Applications International Corp.	323	24,031
The Hackett Group Inc.	1,600	31,184
Virtusa Corp.	205	6,195	(a)
		82,155

Leisure Products—0.8%
Brunswick Corp.	338	20,686
Malibu Boats Inc., Class A	700	15,715	(a)
MCBC Holdings Inc.	1,400	22,638
Nautilus Inc.	1,214	22,155	(a)
Polaris Industries Inc.	3,139	263,048
		344,242

Life & Health Insurance—0.0% *
American Equity Investment Life Holding Co.	249	5,884

Life Sciences Tools & Services—1.8%
Albany Molecular Research Inc.	7,380	103,541	(a)
Bruker Corp.	4,602	107,365
Cambrex Corp.	822	45,251	(a)
Charles River Laboratories International Inc.	370	33,281	(a)
ICON PLC	2,435	194,118	(a)
INC Research Holdings Inc., Class A	4,274	195,963	(a)
PAREXEL International Corp.	211	13,316	(a)
PRA Health Sciences Inc.	450	29,354	(a)
		722,189

Managed Healthcare—1.2%
Centene Corp.	4,824	343,758	(a)
Magellan Health Inc.	842	58,140	(a)
Molina Healthcare Inc.	2,356	107,434	(a)
		509,332

Marine—0.1%
Kirby Corp.	307	21,659	(a)

Multi-Line Insurance—0.1%
Horace Mann Educators Corp.	818	33,579
National General Holdings Corp.	1,100	26,136
		59,715

Multi-Utilities—0.1%
Black Hills Corp.	566	37,622

Office REITs—0.5%
Brandywine Realty Trust	1,572	25,513
Corporate Office Properties Trust	660	21,846
Cousins Properties Inc.	18,880	156,138
		203,497

Office Services & Supplies—1.0%
Herman Miller Inc.	3,867	122,004
HNI Corp.	571	26,317
Knoll Inc.	903	21,500
Steelcase Inc., Class A	1,477	24,740
West Corp.	9,380	229,060
		423,621

Oil & Gas Drilling—0.1%
Nabors Industries Ltd.	2,592	33,877

Oil & Gas Equipment & Services—1.2%
Dril-Quip Inc.	917	50,022	(a)
Forum Energy Technologies Inc.	12,165	251,816	(a)
Hornbeck Offshore Services Inc.	2,462	10,907	(a)
Natural Gas Services Group Inc.	757	19,720	(a)
Oil States International Inc.	4,601	152,523	(a)
		484,988

Oil & Gas Exploration & Production—1.4%
Carrizo Oil & Gas Inc.	2,795	80,105	(a)
Denbury Resources Inc.	19,081	49,229	(a)
Newfield Exploration Co.	7,818	288,562	(a)
Rice Energy Inc.	482	11,424	(a)
SM Energy Co.	5,711	137,178
		566,498

Oil & Gas Refining & Marketing—0.1%
Western Refining Inc.	1,139	39,945

Packaged Foods & Meats—4.0%
AdvancePierre Foods Holdings Inc.	7,900	246,243
Amplify Snack Brands Inc.	7,100	59,640	(a)
B&G Foods Inc.	5,300	213,325
Cal-Maine Foods Inc.	719	26,459
J&J Snack Foods Corp.	681	92,317
Sanderson Farms Inc.	2,855	296,463
Snyder’s-Lance Inc.	8,100	326,511
TreeHouse Foods Inc.	4,500	380,970	(a,b)
		1,641,928

Paper Packaging—0.3%
Packaging Corporation of America	1,428	130,833

Paper Products—0.1%
Neenah Paper Inc.	532	39,740

Personal Products—0.2%
elf Beauty Inc.	1,210	34,848	(a)
Natural Health Trends Corp.	800	23,120
USANA Health Sciences Inc.	359	20,678	(a)
		78,646

Pharmaceuticals—0.6%
Akorn Inc.	500	12,040	(a)
Corcept Therapeutics Inc.	4,500	49,320	(a)
Depomed Inc.	1,000	12,550	(a)
Heska Corp.	400	41,992	(a)
Horizon Pharma PLC	900	13,302	(a)
Impax Laboratories Inc.	1,300	16,445	(a)
Innoviva Inc.	1,900	26,277	(a)
Phibro Animal Health Corp., Class A	1,374	38,609
Sucampo Pharmaceuticals Inc., Class A	1,800	19,800	(a)
		230,335

Property & Casualty Insurance—2.8%
Allied World Assurance Company Holdings AG	7,100	377,010
AMERISAFE Inc.	2,510	162,899
Argo Group International Holdings Ltd.	3,995	270,861
Atlas Financial Holdings Inc.	600	8,190	(a)
RLI Corp.	1,690	101,434
The Navigators Group Inc.	3,600	195,480
United Insurance Holdings Corp.	650	10,367
Universal Insurance Holdings Inc.	416	10,192
		1,136,433

Publishing—1.3%
John Wiley & Sons Inc., Class A	9,531	512,768

Railroads—0.5%
Genesee & Wyoming Inc., Class A	3,226	218,916	(a)

Regional Banks—8.6%
1st Source Corp.	397	18,639
BankUnited Inc.	1,063	39,660
Banner Corp.	569	31,659
Bryn Mawr Bank Corp.	2,900	114,550
Camden National Corp.	639	28,142
Capital Bank Financial Corp., Class A	804	34,894
Cascade Bancorp	1,434	11,056	(a)
Chemical Financial Corp.	398	20,358
Columbia Banking System Inc.	685	26,708
Community Bank System Inc.	2,300	126,454
Cullen/Frost Bankers Inc.	1,455	129,451
CVB Financial Corp.	7,900	174,511
Enterprise Financial Services Corp.	653	27,687
FCB Financial Holdings Inc., Class A	993	49,203	(a)
Fidelity Southern Corp.	424	9,489
First Financial Bankshares Inc.	2,500	100,250
Fulton Financial Corp.	11,212	200,134
German American Bancorp Inc.	1,300	61,542
Great Southern Bancorp Inc.	532	26,866
Home BancShares Inc.	1,724	46,669
Hope Bancorp Inc.	1,488	28,525
IBERIABANK Corp.	2,607	206,214
Independent Bank Corp.	2,100	136,500
Lakeland Financial Corp.	365	15,739
LegacyTexas Financial Group Inc.	1,007	40,179
Pinnacle Financial Partners Inc.	526	34,953
Prosperity Bancshares Inc.	4,629	322,688
Renasant Corp.	7,373	292,634

South State Corp.	213	19,031
Southwest Bancorp Inc.	938	24,529
Stock Yards Bancorp Inc.	2,100	85,365
SVB Financial Group	1,450	269,830	(a)
Texas Capital Bancshares Inc.	106	8,846	(a)
UMB Financial Corp.	2,600	195,806
Umpqua Holdings Corp.	2,262	40,128
United Community Banks Inc.	1,955	54,134
Washington Trust Bancorp Inc.	2,600	128,180
Westamerica Bancorporation	2,517	140,524
Western Alliance Bancorp	3,435	168,624	(a)
Wintrust Financial Corp.	730	50,458
		3,540,809

Reinsurance—0.1%
Maiden Holdings Ltd.	2,156	30,184

Research & Consulting Services—0.4%
Huron Consulting Group Inc.	200	8,420	(a)
Resources Connection Inc.	8,460	141,705
		150,125

Residential REITs—0.6%
Education Realty Trust Inc.	5,672	231,701

Restaurants—1.4%
Buffalo Wild Wings Inc.	1,130	172,608	(a)
Carrols Restaurant Group Inc.	700	9,905	(a)
Cracker Barrel Old Country Store Inc.	628	100,009
Dave & Buster’s Entertainment Inc.	500	30,545	(a)
El Pollo Loco Holdings Inc.	4,500	53,775	(a)
Red Robin Gourmet Burgers Inc.	435	25,426	(a)
Ruth’s Hospitality Group Inc.	2,706	54,255
Texas Roadhouse Inc.	3,008	133,946
		580,469
Retail REITs—0.1%
Retail Opportunity Investments Corp.	1,922	40,420

Security & Alarm Services—0.7%
The Brink’s Co.	5,659	302,474

Semiconductor Equipment—0.5%
Advanced Energy Industries Inc.	700	47,992	(a)
Amkor Technology Inc.	2,700	31,293	(a)
Brooks Automation Inc.	1,146	25,670
Rudolph Technologies Inc.	3,456	77,415	(a)
Versum Materials Inc.	544	16,646	(a)
		199,016

Semiconductors—1.4%
Ambarella Inc.	379	20,735	(a)
Cirrus Logic Inc.	400	24,276	(a)
Exar Corp.	2,403	31,263	(a)
MaxLinear Inc., Class A	1,135	31,837	(a)
Microsemi Corp.	3,919	201,946	(a)
Semtech Corp.	7,725	261,105	(a)
		571,162

Specialized Finance—0.0% *
NewStar Financial Inc.	972	10,284

Specialized REITs—0.6%
CoreSite Realty Corp.	2,030	182,802
National Storage Affiliates Trust	1,241	29,660
Potlatch Corp.	1,089	49,767
		262,229

Specialty Chemicals—3.0%
Balchem Corp.	1,258	103,685
HB Fuller Co.	6,432	331,634
Innospec Inc.	2,600	168,350
KMG Chemicals Inc.	933	42,983
PolyOne Corp.	5,692	194,040
Quaker Chemical Corp.	1,617	212,894
Sensient Technologies Corp.	2,403	190,462
		1,244,048

Specialty Stores—0.2%
Hibbett Sports Inc.	2,600	76,700	(a)

Steel—0.4%
Commercial Metals Co.	5,895	112,771
Ryerson Holding Corp.	2,897	36,502	(a)
Worthington Industries Inc.	671	30,256
		179,529

Systems Software—1.8%
A10 Networks Inc.	3,267	29,893	(a)
Barracuda Networks Inc.	1,010	23,341	(a)
CommVault Systems Inc.	4,000	203,200	(a)
Gigamon Inc.	4,513	160,437	(a)
Qualys Inc.	8,400	318,360	(a)
The Rubicon Project Inc.	1,685	9,925	(a)
		745,156

Technology Distributors—0.1%
ePlus Inc.	180	24,309	(a)
Insight Enterprises Inc.	320	13,149	(a)
ScanSource Inc.	415	16,289	(a)
		53,747

Technology Hardware, Storage & Peripherals—0.8%
Diebold Nixdorf Inc.	9,984	306,509
Super Micro Computer Inc.	806	20,432	(a)
		326,941

Thrifts & Mortgage Finance—0.3%
Essent Group Ltd.	948	34,289	(a)
EverBank Financial Corp.	1,095	21,331
HomeStreet Inc.	1,549	43,295	(a)
Washington Federal Inc.	685	22,673
		121,588

Tires & Rubber—0.1%
Cooper Tire & Rubber Co.	1,056	46,834

Trading Companies & Distributors—1.1%
Applied Industrial Technologies Inc.	5,130	317,291
Beacon Roofing Supply Inc.	284	13,961	(a)
GMS Inc.	857	30,029	(a)
Lawson Products Inc.	1,200	26,940	(a)
Neff Corp., Class A	2,201	42,810	(a)
		431,031

Trucking—0.8%
Heartland Express Inc.	1,419	28,451
Landstar System Inc.	1,000	85,650
Old Dominion Freight Line Inc.	2,171	185,773
Saia Inc.	905	40,091	(a)
		339,965

Total Common Stock
(Cost $29,555,449)		38,575,165

Short-Term Investments—6.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares
0.66%
(Cost $2,538,286)	2,538,286	2,538,286	(c,d)

Total Investments
(Cost $32,093,735)		41,113,451

Liabilities in Excess of Other Assets, net—(0.3)%		(139,558)

NET ASSETS—100.0%		$40,973,893

Other Information:

The Fund had the following long futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	June 2017	11	$761,420	$5,899

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At March 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2017.
*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/Interest Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,575,438	$2,575,438	3,498,751	3,535,903	2,538,286	$2,538,286	$2,778	$—

State Street Income V.I.S. Fund

Schedule of Investments—March 31, 2017 (Unaudited)

Bonds and Notes—98.7% †		Principal Amount	Fair Value
U.S. Treasuries—20.0%
U.S. Treasury Bond
3.00%	02/15/47	$599,100	$596,642	(a)
U.S. Treasury Notes
0.75%	09/30/18	563,100	559,449	(a)
0.88%	10/15/18 - 06/15/19	2,031,400	2,016,778	(a)
1.75%	02/28/22	287,500	284,928
2.13%	02/29/24	1,415,200	1,407,239
2.25%	02/15/27	26,000	25,665
			4,890,701

Agency Mortgage Backed—29.2%
Federal Home Loan Mortgage Corp.
3.50%	12/01/46	1,001,047	1,024,605	(a)
4.50%	06/01/33 - 02/01/35	4,616	4,966	(a)
5.00%	07/01/35 - 06/01/41	171,790	190,520	(a)
5.50%	05/01/20 - 01/01/38	64,602	73,429	(a)
6.00%	04/01/17 - 11/01/37	156,763	179,843	(a)
6.00%	07/01/19	1,030	1,056
6.50%	02/01/29	80	90	(a)
6.93%	06/01/26	60,000	79,914	(b)
7.00%	06/01/29 - 08/01/36	31,338	34,571	(a)
7.50%	01/01/30 - 09/01/33	4,465	4,754	(a)
8.00%	11/01/30	5,631	6,325	(a)
8.50%	04/01/30	6,278	7,496	(a)
Federal National Mortgage Assoc.
3.00%	02/01/43 - 10/01/46	857,197	854,682	(a)
3.50%	11/01/42 - 08/01/45	79,308	81,428	(a)
4.00%	05/01/19 - 03/01/44	440,082	463,947	(a)
4.50%	05/01/18 - 01/01/41	409,177	438,996	(a)
5.00%	03/01/34 - 08/01/35	68,991	76,264	(a)
5.50%	06/01/20 - 01/01/39	242,230	268,200	(a)
6.00%	10/01/19 - 07/01/35	252,597	288,473	(a)
6.50%	07/01/17 - 08/01/34	37,974	42,035	(a)
7.00%	08/01/17 - 02/01/34	9,308	9,976	(a)
7.50%	11/01/22 - 12/01/33	25,652	27,362	(a)
8.00%	08/01/25 - 01/01/33	11,909	13,187	(a)
9.00%	12/01/17 - 12/01/22	899	966	(a)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
2.72%	04/01/37	998	1,022	(a,c)
Federal National Mortgage Assoc. TBA
2.50%	04/01/32	453,090	453,232	(d)
3.00%	04/01/32	218,232	223,722	(d)
3.50%	04/01/47	118,427	121,147	(d)
4.00%	04/01/47	330,088	346,231	(d)
Government National Mortgage Assoc.
3.50%	05/20/43	55,931	58,236	(a)
4.00%	01/20/41 - 04/20/43	192,395	204,876	(a)
4.50%	08/15/33 - 03/20/41	143,442	154,657	(a)
6.00%	04/15/27 - 04/15/34	115,034	133,160	(a)
6.50%	04/15/19 - 08/15/34	52,453	59,334	(a)
7.00%	01/15/28 - 10/15/36	35,862	38,878	(a)

7.50%	11/15/31	314	316	(a)
8.50%	10/15/17	19	19	(a)
9.00%	11/15/17 - 12/15/21	323	354	(a)
Government National Mortgage Assoc. 1.50% + 1 year CMT
2.00%	02/20/23 - 02/20/26	3,708	3,763	(a,c)
2.25%	12/20/24	1,181	1,215	(a,c)
Government National Mortgage Assoc. TBA
3.00%	04/01/47	598,414	603,650	(d)
3.50%	04/01/47	565,805	586,603	(d,e)
			7,163,500

Agency Collateralized Mortgage Obligations—1.8%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	572,394	1,211	(c,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	80,609	6,964	(f)
5.50%	06/15/33	27,984	5,601	(f)
7.50%	07/15/27	2,539	410	(f)
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR
5.09%	08/15/43	222,297	45,221	(c,f)
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR
5.19%	06/15/41 - 08/15/46	506,438	75,905	(c,f)
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR
5.29%	10/15/42	166,013	31,445	(c,f)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
5.69%	08/15/25	40,291	3,684	(c,f)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	324	300	(e,g)
8.00%	02/01/23 - 07/01/24	1,089	189	(f)
Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR
5.04%	08/15/43 - 03/15/44	367,456	73,069	(c,f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	46	35	(e,g)
1.22%	12/25/42	32,293	1,531	(c,f)
5.00%	09/25/40	39,627	4,338	(f)
7.00%	09/25/20	134	142
8.00%	05/25/22	1	21	(f)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.02%	07/25/38 - 08/25/42	586,582	111,409	(c,f)
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
5.62%	10/25/43	155,411	35,664	(c,f)
Federal National Mortgage Assoc. REMIC 7.50% - 1 month USD LIBOR
6.52%	05/25/18	9,175	222	(c,f)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	24,137	21,455	(e,g)
4.50%	08/25/35 - 01/25/36	30,799	5,707	(f)
5.00%	03/25/38 - 05/25/38	16,969	3,334	(f)
5.50%	12/25/33	7,150	1,433	(f)
6.00%	01/25/35	11,932	2,402	(f)

7.50%	11/25/23	5,645	930	(f)
8.00%	08/25/23 - 07/25/24	2,168	428	(f)
8.50%	07/25/22	37	5	(f)
8.50%	07/25/22	1	—	(f,**)
9.00%	05/25/22	37	4	(f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	42,802	2,943	(f)
5.00%	10/20/37 - 09/20/38	24,339	854	(f)
Government National Mortgage Assoc. 6.80% - 1 month USD LIBOR
5.87%	01/16/40	36,031	6,757	(c,f)
			443,613

Corporate Notes—40.3%
21st Century Fox America Inc.
3.38%	11/15/26	14,000	13,710	(h)
4.75%	11/15/46	6,000	6,012	(h)
4.95%	10/15/45	5,000	5,174
6.65%	11/15/37	15,000	18,763
ABB Finance USA Inc.
1.63%	05/08/17	39,000	39,015
Abbott Laboratories
2.90%	11/30/21	48,000	48,205
3.75%	11/30/26	33,000	32,955
4.90%	11/30/46	15,000	15,552
AbbVie Inc.
2.00%	11/06/18	29,000	29,084
3.20%	05/14/26	20,000	19,224
4.45%	05/14/46	12,000	11,478
ACCO Brands Corp.
5.25%	12/15/24	17,000	17,085	(h)
Actavis Funding SCS
1.30%	06/15/17	25,000	24,998
3.00%	03/12/20	23,000	23,378
3.45%	03/15/22	23,000	23,437
3.80%	03/15/25	13,000	13,093
4.75%	03/15/45	5,000	5,033
Aetna Inc.
3.50%	11/15/24	27,000	27,570
Aflac Inc.
4.00%	10/15/46	10,000	9,448
Agrium Inc.
4.90%	06/01/43	8,000	8,310
Alexandria Real Estate Equities Inc.
3.95%	01/15/28	18,000	17,948
Altria Group Inc.
2.63%	09/16/26	16,000	15,127
2.95%	05/02/23	23,000	22,872
3.88%	09/16/46	5,000	4,625
4.50%	05/02/43	3,000	3,042
American Axle & Manufacturing Inc.
6.25%	04/01/25	16,000	16,020	(h)
6.50%	04/01/27	8,000	7,975	(h)
6.63%	10/15/22	9,000	9,270
American Campus Communities Operating Partnership LP
4.13%	07/01/24	10,000	10,292

American Electric Power Company Inc.
2.95%	12/15/22	36,000	36,178
American Express Co.
3.63%	12/05/24	21,000	21,116
American International Group Inc.
4.50%	07/16/44	5,000	4,766
4.80%	07/10/45	3,000	2,979
American Tower Corp. (REIT)
3.38%	10/15/26	23,000	21,927
3.40%	02/15/19	42,000	42,936
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	8,000	8,040
5.88%	08/20/26	12,000	11,940
Amgen Inc.
2.20%	05/22/19	44,000	44,287	(a)
2.60%	08/19/26	10,000	9,269	(a)
4.40%	05/01/45	5,000	4,852	(a)
4.56%	06/15/48	17,000	16,878	(a)
Amkor Technology Inc.
6.63%	06/01/21	43,000	43,860	(a)
Anadarko Petroleum Corp.
4.85%	03/15/21	3,000	3,209	(a)
6.20%	03/15/40	15,000	16,934	(a)
6.60%	03/15/46	3,000	3,620	(a)
Anheuser-Busch InBev Finance Inc.
3.65%	02/01/26	20,000	20,222	(a)
4.70%	02/01/36	10,000	10,587
4.90%	02/01/46	15,000	16,196	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	58,000	57,316	(a)
Anthem Inc.
3.30%	01/15/23	20,000	20,169
Apache Corp.
5.10%	09/01/40	15,000	15,430	(a)
Apple Inc.
2.50%	02/09/22	46,000	46,199	(a)
3.25%	02/23/26	10,000	10,101	(a)
3.35%	02/09/27	19,000	19,177	(a)
3.45%	02/09/45	11,000	9,854	(a)
3.85%	08/04/46	19,000	18,087	(a)
4.25%	02/09/47	10,000	10,117	(a)
Applied Materials Inc.
3.30%	04/01/27	19,000	19,023
4.35%	04/01/47	7,000	7,080
Aramark Services Inc.
5.13%	01/15/24	21,000	22,024	(a)
Archer-Daniels-Midland Co.
2.50%	08/11/26	38,000	36,088	(a)
Ascension Health
4.85%	11/15/53	12,000	13,219	(a)
AstraZeneca PLC
2.38%	11/16/20	10,000	10,015	(a)
3.38%	11/16/25	16,000	16,108	(a)
4.38%	11/16/45	5,000	5,093	(a)
AT&T Inc.
3.00%	06/30/22	24,000	23,860
4.25%	03/01/27	32,000	32,466
4.45%	04/01/24	33,000	34,497

4.50%	05/15/35	23,000	21,646
4.75%	05/15/46	8,000	7,488
4.80%	06/15/44	17,000	15,925
5.25%	03/01/37	19,000	19,351
5.45%	03/01/47	24,000	24,436
Bank of America Corp.
3.25%	10/21/27	8,000	7,614
3.95%	04/21/25	25,000	24,889
4.10%	07/24/23	38,000	39,798
4.25%	10/22/26	22,000	22,337
Bank of America Corp. 1.16% + 3 month USD LIBOR
3.12%	01/20/23	32,000	32,123	(c)
Bank of America Corp. 1.58% + 3 month USD LIBOR
3.82%	01/20/28	23,000	23,047	(c)
Barrick Gold Corp.
4.10%	05/01/23	8,000	8,577
Barrick North America Finance LLC
5.70%	05/30/41	5,000	5,656
Baxalta Inc.
2.88%	06/23/20	24,000	24,334
Berkshire Hathaway Energy Co.
6.13%	04/01/36	11,000	13,730
Berry Plastics Corp.
5.13%	07/15/23	25,000	25,625
Biogen Inc.
2.90%	09/15/20	9,000	9,160
BMW US Capital LLC
2.00%	04/11/21	12,000	11,761	(h)
2.80%	04/11/26	18,000	17,279	(h)
Boardwalk Pipelines LP
4.45%	07/15/27	18,000	18,184
BP Capital Markets PLC
1.38%	05/10/18	23,000	22,937
3.22%	11/28/23	24,000	24,119
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%	01/15/22	11,000	10,967	(h)
3.63%	01/15/24	26,000	26,186	(h)
3.88%	01/15/27	48,000	48,303	(h)
Buckeye Partners LP
3.95%	12/01/26	14,000	13,710
5.60%	10/15/44	7,000	7,176
CalAtlantic Group Inc.
5.25%	06/01/26	25,000	24,906
Calpine Corp.
5.75%	01/15/25	27,000	26,794
5.88%	01/15/24	58,000	61,117	(h)
Capital One Financial Corp.
4.20%	10/29/25	43,000	43,167
Caterpillar Inc.
4.30%	05/15/44	14,000	14,255
Catholic Health Initiatives
2.60%	08/01/18	15,000	15,090
4.35%	11/01/42	16,000	13,638
CBL & Associates LP
5.95%	12/15/26	5,000	4,824
CBS Corp.
2.90%	01/15/27	23,000	21,419

CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	25,000	26,375	(h)
Celgene Corp.
3.88%	08/15/25	12,000	12,264
5.00%	08/15/45	23,000	24,068
CenturyLink Inc.
5.80%	03/15/22	30,000	30,917
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	53,000	53,795	(h)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	32,000	32,932
4.91%	07/23/25	32,000	33,790
6.38%	10/23/35	5,000	5,685
6.48%	10/23/45	9,000	10,384
Chevron Corp.
3.19%	06/24/23	22,000	22,524
Chubb INA Holdings Inc.
4.35%	11/03/45	8,000	8,422
Cigna Corp.
3.25%	04/15/25	43,000	42,500
Cinemark USA Inc.
4.88%	06/01/23	18,000	18,189
Cisco Systems Inc.
2.50%	09/20/26	24,000	22,785
Citigroup Inc.
1.75%	05/01/18	29,000	28,990
2.05%	12/07/18	41,000	41,072
4.75%	05/18/46	14,000	13,811
Citigroup Inc. 1.56% + 3 month USD LIBOR
3.89%	01/10/28	24,000	24,104	(c)
CMS Energy Corp.
4.88%	03/01/44	23,000	24,483
CNA Financial Corp.
5.88%	08/15/20	36,000	39,929
CNH Industrial N.V.
4.50%	08/15/23	25,000	25,344
Columbia Pipeline Group Inc.
3.30%	06/01/20	15,000	15,284
Comcast Corp.
2.35%	01/15/27	24,000	21,981
3.38%	08/15/25	38,000	38,338
4.20%	08/15/34	22,000	22,357
4.60%	08/15/45	6,000	6,184
ConocoPhillips Co.
5.95%	03/15/46	5,000	6,203
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	15,000	14,591
Corporation Andina de Fomento
4.38%	06/15/22	71,000	75,658
CSX Corp.
4.50%	08/01/54	13,000	12,639
CVS Health Corp.
3.88%	07/20/25	17,000	17,514
5.13%	07/20/45	10,000	11,015
Daimler Finance North America LLC
2.38%	08/01/18	150,000	151,072	(h)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	24,000	25,020	(h)

Danaher Corp.
4.38%	09/15/45	11,000	11,581
Delphi Automotive PLC
4.40%	10/01/46	13,000	12,383
Devon Energy Corp.
5.00%	06/15/45	15,000	15,046
5.85%	12/15/25	19,000	21,791
Diageo Investment Corp.
2.88%	05/11/22	21,000	21,378
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	38,000	38,956	(h)
4.42%	06/15/21	23,000	24,050	(h)
6.02%	06/15/26	13,000	14,199	(h)
8.35%	07/15/46	10,000	12,975	(h)
Dollar General Corp.
1.88%	04/15/18	45,000	45,040
Dominion Resources Inc.
3.63%	12/01/24	16,000	16,078
DTE Energy Co.
2.85%	10/01/26	15,000	14,034
Duke Energy Corp.
3.75%	09/01/46	10,000	9,012
Duke Energy Progress LLC
4.15%	12/01/44	15,000	15,228
Eastman Chemical Co.
3.60%	08/15/22	11,000	11,340
Ecopetrol S.A.
5.88%	05/28/45	24,000	21,923
Electricite de France S.A.
2.15%	01/22/19	46,000	46,050	(h)
Eli Lilly & Co.
3.70%	03/01/45	4,000	3,829
Embraer Netherlands Finance BV
5.40%	02/01/27	25,000	25,787
Emera US Finance LP
4.75%	06/15/46	5,000	5,044
Enable Midstream Partners LP
4.40%	03/15/27	33,000	32,750
Enbridge Energy Partners LP
5.50%	09/15/40	6,000	5,977
Encana Corp.
3.90%	11/15/21	24,000	24,517
Energy Transfer Equity LP
5.88%	01/15/24	71,000	75,437
Energy Transfer Partners LP
4.20%	04/15/27	23,000	22,721
5.30%	04/15/47	12,000	11,519
6.50%	02/01/42	27,000	29,141
Entergy Louisiana LLC
3.05%	06/01/31	14,000	13,263
Enterprise Products Operating LLC
3.95%	02/15/27	46,000	46,899
ERP Operating LP
4.50%	07/01/44	9,000	9,177
Exelon Corp.
3.50%	06/01/22	25,000	25,228	(d)
4.45%	04/15/46	21,000	20,800

Express Scripts Holding Co.
3.40%	03/01/27	15,000	14,126
4.80%	07/15/46	8,000	7,661
Exxon Mobil Corp.
2.22%	03/01/21	19,000	19,035
3.04%	03/01/26	8,000	7,998
FedEx Corp.
4.10%	02/01/45	2,000	1,860
Fibria Overseas Finance Ltd.
5.50%	01/17/27	10,000	10,022
Florida Power & Light Co.
4.13%	02/01/42	21,000	21,704
Ford Motor Co.
4.35%	12/08/26	46,000	46,835
Frontier Communications Corp.
7.13%	03/15/19	61,000	64,355
11.00%	09/15/25	9,000	8,724
General Dynamics Corp.
2.13%	08/15/26	11,000	10,175
General Motors Co.
5.20%	04/01/45	5,000	4,914
General Motors Financial Company Inc.
3.15%	01/15/20	30,000	30,511
5.25%	03/01/26	24,000	25,783
Georgia-Pacific LLC
3.60%	03/01/25	5,000	5,106	(h)
Gilead Sciences Inc.
1.95%	03/01/22	15,000	14,520
3.65%	03/01/26	23,000	23,178
4.15%	03/01/47	11,000	10,221
Glencore Finance Canada Ltd.
5.55%	10/25/42	6,000	6,251	(h)
Glencore Funding LLC
4.00%	03/27/27	35,000	34,526	(h)
Great Plains Energy Inc.
3.15%	04/01/22	35,000	35,348
3.90%	04/01/27	25,000	25,205
4.85%	04/01/47	17,000	17,423
Halliburton Co.
3.80%	11/15/25	23,000	23,366
5.00%	11/15/45	14,000	14,704
HCA Inc.
4.75%	05/01/23	56,000	58,380
6.50%	02/15/20	25,000	27,359
Hess Corp.
4.30%	04/01/27	13,000	12,800
5.60%	02/15/41	10,000	10,013
5.80%	04/01/47	8,000	8,315
Hewlett Packard Enterprise Co.
6.35%	10/15/45	7,000	7,223
Honeywell International Inc.
1.40%	10/30/19	24,000	23,815	(a)
2.50%	11/01/26	15,000	14,191	(a)
Hyundai Capital America
2.13%	10/02/17	23,000	23,036	(a,h)
Illinois Tool Works Inc.
3.50%	03/01/24	23,000	23,874	(a)

Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	30,000	30,443	(a)
Ingles Markets Inc.
5.75%	06/15/23	71,000	71,532	(a)
Intel Corp.
2.60%	05/19/26	31,000	29,734	(a)
International Paper Co.
4.40%	08/15/47	23,000	21,705	(a)
Interstate Power & Light Co.
3.40%	08/15/25	10,000	10,016	(a)
JB Poindexter & Company Inc.
9.00%	04/01/22	13,000	13,618	(a,h)
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%	06/15/25	27,000	27,270	(a,h)
Jefferies Group LLC
5.13%	01/20/23	15,000	16,117	(a)
6.50%	01/20/43	16,000	17,352	(a)
Johnson & Johnson
3.63%	03/03/37	17,000	16,887	(a)
JPMorgan Chase & Co.
2.30%	08/15/21	31,000	30,675	(a)
2.55%	10/29/20	20,000	20,086	(a)
3.30%	04/01/26	22,000	21,567	(a)
3.63%	12/01/27	13,000	12,647	(a)
JPMorgan Chase & Co. 1.34% + 3 month USD LIBOR
3.78%	02/01/28	16,000	16,148	(a,c)
JPMorgan Chase & Co. 3.32% + 3 month USD LIBOR
5.00%	12/29/49	17,000	17,191	(a,c)
JPMorgan Chase & Co. 3.33% + 3 month USD LIBOR
6.10%	10/29/49	55,000	58,121	(a,c)
KB Home
7.00%	12/15/21	25,000	27,617	(a)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	16,000	15,745	(a)
6.38%	03/01/41	10,000	10,863	(a)
Kinder Morgan Inc.
3.05%	12/01/19	9,000	9,151
5.05%	02/15/46	10,000	9,705
5.55%	06/01/45	14,000	14,353
Kraft Heinz Foods Co.
4.38%	06/01/46	20,000	18,689
Kreditanstalt fuer Wiederaufbau
4.50%	07/16/18	85,000	88,393
L Brands Inc.
5.63%	02/15/22	47,000	49,291
Lee Enterprises Inc.
9.50%	03/15/22	35,000	36,734	(h)
Lennar Corp.
4.50%	11/15/19	23,000	23,661
4.75%	05/30/25	11,000	11,028
Levi Strauss & Co.
5.00%	05/01/25	26,000	26,655
Lincoln National Corp.
3.63%	12/12/26	20,000	19,916
Lockheed Martin Corp.
4.70%	05/15/46	11,000	11,911
Lowe’s Companies Inc.
3.70%	04/15/46	2,000	1,856

LYB International Finance BV
4.88%	03/15/44	7,000	7,271
LYB International Finance II BV
3.50%	03/02/27	23,000	22,569
Macy’s Retail Holdings Inc.
4.30%	02/15/43	9,000	7,130
Marathon Oil Corp.
3.85%	06/01/25	12,000	11,797
5.90%	03/15/18	12,000	12,422
6.00%	10/01/17	48,000	49,049
Marathon Petroleum Corp.
3.63%	09/15/24	21,000	20,673
Marsh & McLennan Companies Inc.
3.50%	03/10/25	21,000	21,287
Masco Corp.
4.38%	04/01/26	5,000	5,196
McDonald’s Corp.
3.70%	01/30/26	19,000	19,431
4.88%	12/09/45	9,000	9,570
Medtronic Inc.
4.63%	03/15/45	7,000	7,519
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	20,000	19,706
Merck & Company Inc.
2.75%	02/10/25	43,000	42,445
MetLife Inc.
4.72%	12/15/44	13,000	13,775
MGM Resorts International
4.63%	09/01/26	16,000	15,520
5.25%	03/31/20	26,000	27,365
6.63%	12/15/21	43,000	47,622
Microsoft Corp.
1.55%	08/08/21	24,000	23,399
2.40%	08/08/26	42,000	39,711
3.45%	08/08/36	15,000	14,216
3.70%	08/08/46	15,000	14,051
4.00%	02/12/55	15,000	14,160
4.10%	02/06/37	13,000	13,367
4.25%	02/06/47	23,000	23,569
Molson Coors Brewing Co.
2.10%	07/15/21	32,000	31,277
3.00%	07/15/26	18,000	17,115
4.20%	07/15/46	10,000	9,361
Monsanto Co.
4.70%	07/15/64	5,000	4,676
Morgan Stanley
2.45%	02/01/19	19,000	19,175
2.63%	11/17/21	26,000	25,794
2.65%	01/27/20	25,000	25,236
3.70%	10/23/24	11,000	11,158
3.95%	04/23/27	45,000	44,557
4.10%	05/22/23	50,000	51,633
Morgan Stanley 1.40% + 3 month USD LIBOR
2.44%	10/24/23	48,000	49,019	(c)
MPLX LP
4.13%	03/01/27	23,000	22,868
5.20%	03/01/47	8,000	8,048

Mylan N.V.
3.15%	06/15/21	11,000	11,046
3.95%	06/15/26	12,000	11,745
National Retail Properties Inc.
4.00%	11/15/25	20,000	20,394
NCL Corporation Ltd.
4.63%	11/15/20	22,000	22,468	(h)
4.75%	12/15/21	12,000	12,180	(h)
Newell Brands Inc.
3.85%	04/01/23	24,000	24,841
4.20%	04/01/26	10,000	10,406
5.50%	04/01/46	10,000	11,362
Newmont Mining Corp.
4.88%	03/15/42	17,000	17,082
Nexen Energy ULC
6.40%	05/15/37	11,000	13,636
Noble Energy Inc.
3.90%	11/15/24	25,000	25,326
Northern States Power Co.
2.20%	08/15/20	45,000	45,136
Northrop Grumman Corp.
3.85%	04/15/45	6,000	5,647
Novartis Capital Corp.
3.00%	11/20/25	3,000	2,997
4.00%	11/20/45	6,000	6,026
NRG Energy Inc.
6.25%	07/15/22	26,000	26,585
Nucor Corp.
4.13%	09/15/22	10,000	10,725
Occidental Petroleum Corp.
4.10%	02/15/47	12,000	11,577
Omnicom Group Inc.
3.63%	05/01/22	23,000	23,790
Oracle Corp.
1.90%	09/15/21	24,000	23,589
2.40%	09/15/23	18,000	17,491
2.65%	07/15/26	28,000	26,659
4.00%	07/15/46	15,000	14,306
Pacific Gas & Electric Co.
3.40%	08/15/24	68,000	69,229
PacifiCorp
6.25%	10/15/37	12,000	15,535
Parker-Hannifin Corp.
3.25%	03/01/27	48,000	47,805	(h)
PepsiCo Inc.
3.45%	10/06/46	8,000	7,236
4.25%	10/22/44	13,000	13,385
Petroleos Mexicanos
4.50%	01/23/26	43,000	41,215
5.38%	03/13/22	25,000	26,274	(h)
5.63%	01/23/46	10,000	8,905
6.38%	02/04/21 - 01/23/45	32,000	33,396
6.50%	03/13/27	25,000	26,894	(h)
6.75%	09/21/47	20,000	20,302
PetSmart Inc.
7.13%	03/15/23	41,000	38,950	(a,h)

Pfizer Inc.
3.00%	12/15/26	20,000	19,801
4.13%	12/15/46	13,000	13,007
4.40%	05/15/44	8,000	8,351
Philip Morris International Inc.
4.13%	03/04/43	24,000	23,114
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	20,000	18,095
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	24,000	24,568
PPL Capital Funding Inc.
3.10%	05/15/26	50,000	48,017
Precision Castparts Corp.
4.38%	06/15/45	14,000	14,682
Prologis LP
3.75%	11/01/25	20,000	20,436
Prudential Financial Inc. 3.03% + 3 month USD LIBOR
5.38%	05/15/45	21,000	21,977	(c)
Public Service Electric & Gas Co.
2.38%	05/15/23	48,000	47,210
PulteGroup Inc.
4.25%	03/01/21	10,000	10,275
5.50%	03/01/26	20,000	20,700
QUALCOMM Inc.
4.80%	05/20/45	9,000	9,385
Realty Income Corp.
3.00%	01/15/27	33,000	30,949
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	20,000	20,520
Reynolds American Inc.
4.45%	06/12/25	36,000	37,890
5.85%	08/15/45	6,000	7,051
Rio Tinto Finance USA PLC
4.13%	08/21/42	12,000	11,926
Rockwell Collins Inc.
2.80%	03/15/22	35,000	35,081	(d)
3.20%	03/15/24	35,000	34,924	(d)
3.50%	03/15/27	23,000	23,007	(d)
4.35%	04/15/47	8,000	7,997	(d)
Rogers Communications Inc.
5.00%	03/15/44	8,000	8,594
RPM International Inc.
3.75%	03/15/27	33,000	32,980
Ryder System Inc.
2.45%	09/03/19	53,000	53,273
Sabine Pass Liquefaction LLC
4.20%	03/15/28	46,000	45,302	(h)
Santander Holdings USA Inc.
3.70%	03/28/22	30,000	30,041	(h)
Schlumberger Holdings Corp.
3.00%	12/21/20	18,000	18,403	(h)
Shell International Finance BV
2.88%	05/10/26	24,000	23,334
3.40%	08/12/23	11,000	11,330
3.75%	09/12/46	7,000	6,435
4.13%	05/11/35	10,000	10,087

Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	28,000	27,420
2.88%	09/23/23	9,000	8,731
3.20%	09/23/26	15,000	14,323
Sinclair Television Group Inc.
5.38%	04/01/21	45,000	46,012
Smithfield Foods Inc.
2.70%	01/31/20	10,000	9,993	(h)
4.25%	02/01/27	25,000	25,294	(h)
Southern California Edison Co.
2.40%	02/01/22	20,000	19,920
Southern Copper Corp.
5.88%	04/23/45	10,000	10,418
Spectra Energy Partners LP
3.38%	10/15/26	12,000	11,422
4.50%	03/15/45	5,000	4,670
Sprint Corp.
7.63%	02/15/25	42,000	45,885
Standard Industries Inc.
5.38%	11/15/24	52,000	52,682	(h)
Statoil ASA
3.95%	05/15/43	11,000	10,636
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	17,000	17,170
6.25%	04/15/21	8,000	8,180
SUPERVALU Inc.
6.75%	06/01/21	43,000	42,785
T-Mobile USA Inc.
6.63%	04/01/23	27,000	28,814
Tampa Electric Co.
4.35%	05/15/44	22,000	21,802
Target Corp.
2.50%	04/15/26	23,000	21,493
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	13,000	14,064	(h)
TEGNA Inc.
5.50%	09/15/24	11,000	11,261	(h)
Tenet Healthcare Corp.
4.75%	06/01/20	17,000	17,369
6.00%	10/01/20	44,000	46,530
Tesoro Corp.
4.75%	12/15/23	36,000	37,155	(h)
5.13%	12/15/26	13,000	13,637	(h)
Teva Pharmaceutical Finance Netherlands III BV
3.15%	10/01/26	15,000	13,821
4.10%	10/01/46	7,000	6,028
The Allstate Corp.
3.28%	12/15/26	15,000	15,059
4.20%	12/15/46	8,000	8,086
The Allstate Corp. 2.94% + 3 month USD LIBOR
5.75%	08/15/53	25,000	26,827	(c)
The Bank of New York Mellon Corp. 1.07% + 3 month USD LIBOR
3.44%	02/07/28	24,000	24,180	(c)
The Bank of New York Mellon Corp. 3.13% + 3 month USD LIBOR
4.63%	12/29/49	50,000	48,000	(c)
The Dow Chemical Co.
4.25%	10/01/34	26,000	25,902

The Estee Lauder Companies Inc.
3.15%	03/15/27	33,000	32,873
The Goldman Sachs Group Inc.
2.35%	11/15/21	24,000	23,520
2.38%	01/22/18	56,000	56,307
2.63%	04/25/21	26,000	25,926
2.90%	07/19/18	30,000	30,372
3.85%	01/26/27	32,000	32,146
4.25%	10/21/25	7,000	7,134
4.80%	07/08/44	21,000	22,207
5.15%	05/22/45	21,000	22,022
The Home Depot Inc.
3.35%	09/15/25	17,000	17,482	(a)
3.50%	09/15/56	17,000	14,798	(a)
The Kroger Co.
2.95%	11/01/21	30,000	30,179
The Mosaic Co.
5.63%	11/15/43	5,000	5,147
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	16,000	15,940	(h)
The ServiceMaster Company LLC
5.13%	11/15/24	4,000	4,100	(h)
The Southern Co.
4.40%	07/01/46	10,000	9,555
The Southern Co. 3.63% + 3 month USD LIBOR
5.50%	03/15/57	24,000	24,760	(c)
The Toronto-Dominion Bank 2.21% + USD 5 Year Swap Rate
3.63%	09/15/31	12,000	11,751	(c)
The Walt Disney Co.
4.13%	06/01/44	10,000	10,295
Time Inc.
5.75%	04/15/22	44,000	45,760	(h)
Time Warner Cable LLC
4.50%	09/15/42	5,000	4,541
6.55%	05/01/37	13,000	14,904
Time Warner Inc.
3.80%	02/15/27	23,000	22,747
5.35%	12/15/43	24,000	24,620
TransCanada PipeLines Ltd.
4.88%	01/15/26	10,000	11,089
Tyco Electronics Group S.A.
2.35%	08/01/19	41,000	41,235
Tyson Foods Inc.
2.65%	08/15/19	9,000	9,098
U.S. Bancorp 3.49% + 3 month USD LIBOR
5.13%	12/29/49	45,000	47,137	(c)
United Technologies Corp.
2.65%	11/01/26	24,000	23,132
3.75%	11/01/46	8,000	7,509
UnitedHealth Group Inc.
4.75%	07/15/45	20,000	21,911
Universal Health Services Inc.
5.00%	06/01/26	16,000	16,440	(h)
Vale Overseas Ltd.
4.38%	01/11/22	14,000	14,232
5.88%	06/10/21	26,000	27,862
6.25%	08/10/26	35,000	38,019
6.88%	11/10/39	10,000	10,694

Ventas Realty LP
3.25%	10/15/26	25,000	23,719
Verizon Communications Inc.
4.13%	03/16/27	35,000	35,601
4.40%	11/01/34	23,000	21,760
4.67%	03/15/55	16,000	14,297
4.86%	08/21/46	13,000	12,502
5.05%	03/15/34	36,000	36,574
5.15%	09/15/23	28,000	30,730
5.25%	03/16/37	25,000	25,822
Viacom Inc.
2.25%	02/04/22	23,000	22,112
3.45%	10/04/26	23,000	21,828
Virginia Electric & Power Co.
4.00%	11/15/46	25,000	24,583
Visa Inc.
3.15%	12/14/25	24,000	24,081
4.30%	12/14/45	13,000	13,645
W.R. Grace & Co.
5.13%	10/01/21	15,000	15,750	(h)
5.63%	10/01/24	43,000	45,311	(h)
Wabtec Corp.
3.45%	11/15/26	24,000	23,336	(h)
Wal-Mart Stores Inc.
4.30%	04/22/44	10,000	10,442
Walgreens Boots Alliance Inc.
4.65%	06/01/46	8,000	7,957
WEC Energy Group Inc.
3.55%	06/15/25	19,000	19,353
WellCare Health Plans Inc.
5.25%	04/01/25	19,000	19,594
Wells Fargo & Co.
3.00%	10/23/26	15,000	14,360
3.07%	01/24/23	52,000	52,223
3.90%	05/01/45	12,000	11,486
4.75%	12/07/46	22,000	22,489
Wells Fargo & Co. 3.11% + 3 month USD LIBOR
5.90%	12/29/49	29,000	30,279	(c)
Wells Fargo & Co. 3.99% + 3 month USD LIBOR
5.88%	12/29/49	32,000	34,494	(c)
Western Digital Corp.
7.38%	04/01/23	5,000	5,481	(h)
Westlake Chemical Corp.
3.60%	08/15/26	28,000	27,418	(h)
5.00%	08/15/46	7,000	7,186	(h)
Williams Partners LP
3.90%	01/15/25	36,000	35,949
4.90%	01/15/45	7,000	6,736
5.40%	03/04/44	4,000	4,080
Williams Partners LP/ACMP Finance Corp.
4.88%	05/15/23	12,000	12,361
Windstream Services LLC
6.38%	08/01/23	47,000	41,712
WPP Finance 2010
3.75%	09/19/24	44,000	44,603
XLIT Ltd.
5.25%	12/15/43	17,000	18,206

XPO Logistics Inc.
6.50%	06/15/22	25,000	26,250	(h)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	23,000	22,741
			9,874,271

Non-Agency Collateralized Mortgage Obligations—6.3%
American Tower Trust I (REIT)
1.55%	03/15/43	72,000	71,827	(h)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	26,192	26,156	(c)
Banc of America Commercial Mortgage Trust 2007-4
5.89%	02/10/51	6,877	6,921	(c)
Banc of America Commercial Mortgage Trust 2008-1
6.23%	02/10/51	20,040	20,353	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.28%	11/10/42	1,544	1,542	(c)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	50,000	51,069	(c)
CFCRE Commercial Mortgage Trust 2016-C7
3.84%	12/10/54	36,036	37,085
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	20,704	14,838
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	160,309	165,807	(c)
4.03%	12/10/49	31,273	32,369	(c)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	25,000	26,869	(c)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	205,000	166,387	(c,h)
COMM 2015-PC1 Mortgage Trust
4.44%	07/10/50	19,456	19,324	(c)
CSAIL 2015-C3 Commercial Mortgage Trust
3.36%	08/15/48	24,827	18,117	(c)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	516	516
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	19,000	13,778
GS Mortgage Securities Trust 2016-GS3
3.40%	10/10/49	38,000	36,672	(c)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	73,990	76,480
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	15,000	15,675	(c)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.70%	05/15/48	14,943	11,303	(c)
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.69%	03/15/50	68,349	70,522
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	30,127	30,519	(c)
6.11%	07/15/40	60,000	60,002	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	4,642	53	(f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.40%	02/15/48	324,364	23,693	(c,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.97%	03/15/48	387,192	21,672	(c,f)

Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	17,470	12,323	(h)
Morgan Stanley Capital I Trust 2006-IQ11
6.30%	10/15/42	50,000	49,275	(c)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	12,463	12,454	(c)
Morgan Stanley Capital I Trust 2007-IQ16
6.06%	12/12/49	50,000	51,090	(c)
Morgan Stanley Capital I Trust 2008-T29
6.30%	01/11/43	45,000	46,073	(c)
Morgan Stanley Capital I Trust 2016-UBS9
1.25%	03/15/49	310,549	23,637	(c,f)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	18,397	13,100	(h)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	43,392	44,477
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	25,000	26,517
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	41,454	34,738	(h)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	54,883	41,613	(c,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	78,708	49,604	(h)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	10,000	7,186	(c,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	58,000	61,462	(c)
4.59%	03/15/47	60,980	49,543	(c,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	10,338	7,522
			1,550,163

Sovereign Bonds—0.3%
Government of Mexico
4.00%	10/02/23	14,000	14,420
4.75%	03/08/44	26,000	25,285
Government of Peru
5.63%	11/18/50	14,000	16,678
Government of Uruguay
5.10%	06/18/50	14,499	13,955
			70,338

Municipal Bonds and Notes—0.8%
American Municipal Power Inc.
6.27%	02/15/50	25,000	29,957
Municipal Electric Authority of Georgia
6.64%	04/01/57	28,000	31,432
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	15,807
Port Authority of New York & New Jersey
4.46%	10/01/62	40,000	42,152
South Carolina State Public Service Authority
6.45%	01/01/50	15,000	16,610
State of California
5.70%	11/01/21	40,000	45,553
State of Illinois
5.10%	06/01/33	15,000	13,686
			195,197

FNMA (TBA)—0.0% *
Lehman
5.50%	TBA	51,536	1,628	(i,j)

Total Bonds and Notes
(Cost $24,004,169)			24,189,411

	Number of Shares	Fair Value
Domestic Equity—0.2%

Preferred Stock—0.2%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR
(Cost $34,875)	1,395	37,107	(c)

Total Investments in Securities
(Cost $24,039,044)		24,226,518

Short-Term Investments—10.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares
0.66%
(Cost $2,665,567)	2,665,567	2,665,567	(a,e,k)

Total Investments
(Cost $26,704,611)		26,892,085

Liabilities in Excess of Other Assets, net—(9.8)%		(2,402,594)

NET ASSETS—100.0%		$24,489,491

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$508	5.00%	12/20/21	$(41,016)	$(20,588)	$(20,428)
Markit CDX North America Investment Grade Index	CME Group Inc.	$693	1.00%	06/20/22	$(11,697)	$(10,869)	$(828)

							$(21,256)

The Fund had the following long futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	June 2017	15	$1,765,898	$(2,333)
10 Yr. U.S. Treasury Notes Futures	June 2017	19	2,366,688	10,474

				$8,141

The Fund had the following short futures contracts open at March 31, 2017:
Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
U.S. Long Bond Futures	June 2017	6	$(905,062)	$(2,425)
Ultra Long-Term U.S. Treasury Bond Futures	June 2017	2	$(321,250)	(1,369)
10 Yr. U.S. Treasury Ultra Futures	June 2017	3	(401,672)	(4,435)

				$(8,229)

				$(88)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(b)	Step coupon bond.

(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(e)	Coupon amount represents effective yield.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to $1,947,146 or 7.95% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(i)	Security is in default.

(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(k)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2017.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/Interest Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund - Class G Shares	3,403,695	$3,403,695	3,425,483	4,163,611	2,665,567	$2,665,567	$3,642	$—

State Street Total Return V.I.S. Fund

Schedule of Investments—March 31, 2017 (Unaudited)

Domestic Equity—37.2% †	Number of Shares	Fair Value
Common Stock—37.2%

Advertising—0.1%
MDC Partners Inc., Class A	1,024	$9,625
National CineMedia Inc.	1,224	15,459
Omnicom Group Inc.	9,699	836,151
The Interpublic Group of Companies Inc.	15,524	381,425
		1,242,660

Aerospace & Defense—0.8%
AAR Corp.	664	22,330
Aerojet Rocketdyne Holdings Inc.	1,190	25,823	(a)
Aerovironment Inc.	410	11,492	(a)
Arconic Inc.	18,123	477,360
Astronics Corp.	289	9,170	(a)
B/E Aerospace Inc.	850	54,494
Cubic Corp.	503	26,558
Curtiss-Wright Corp.	1,235	112,706
DigitalGlobe Inc.	1,188	38,907	(a)
Ducommun Inc.	204	5,873	(a)
Engility Holdings Inc.	359	10,389	(a)
Esterline Technologies Corp.	780	67,119	(a)
General Dynamics Corp.	11,659	2,182,565
Huntington Ingalls Industries Inc.	382	76,492
KLX Inc.	1,437	64,234	(a)
Kratos Defense & Security Solutions Inc.	926	7,204	(a)
L3 Technologies Inc.	3,192	527,606
Lockheed Martin Corp.	10,214	2,733,266
Mercury Systems Inc.	897	35,028	(a)
Moog Inc., Class A	609	41,016	(a)
National Presto Industries Inc.	99	10,118
Northrop Grumman Corp.	7,133	1,696,513
Orbital ATK Inc.	480	47,040
Raytheon Co.	12,001	1,830,153
Rockwell Collins Inc.	5,202	505,426
Sparton Corp.	188	3,946	(a)
TASER International Inc.	1,048	23,884	(a)
Teledyne Technologies Inc.	930	117,608	(a)
Textron Inc.	10,798	513,877
The Boeing Co.	23,429	4,143,653
The KEYW Holding Corp.	721	6,806	(a)
TransDigm Group Inc.	1,964	432,394
Triumph Group Inc.	988	25,441
United Technologies Corp.	30,777	3,453,487
Vectrus Inc.	210	4,694	(a)
Wesco Aircraft Holdings Inc.	1,112	12,677	(a)
		19,357,349

Agricultural & Farm Machinery—0.1%
AGCO Corp.	551	33,159
Deere & Co.	11,973	1,303,381
Lindsay Corp.	214	18,858
The Toro Co.	903	56,401
Titan International Inc.	888	9,182
		1,420,981

Agricultural Products—0.1%
Alico Inc.	66	1,742
Archer-Daniels-Midland Co.	23,204	1,068,312
Darling Ingredients Inc.	2,971	43,139	(a)
Fresh Del Monte Produce Inc.	608	36,012
Ingredion Inc.	600	72,258
Limoneira Co.	240	5,019
		1,226,482

Air Freight & Logistics—0.3%
Air Transport Services Group Inc.	906	14,541	(a)
Atlas Air Worldwide Holdings Inc.	489	27,115	(a)
CH Robinson Worldwide Inc.	5,608	433,442
Echo Global Logistics Inc.	572	12,212	(a)
Expeditors International of Washington Inc.	7,450	420,851
FedEx Corp.	10,061	1,963,404
Forward Air Corp.	592	28,162
Hub Group Inc., Class A	667	30,949	(a)
Park-Ohio Holdings Corp.	172	6,183
Radiant Logistics Inc.	505	2,525	(a)
United Parcel Service Inc., Class B	28,243	3,030,474
XPO Logistics Inc.	1,812	86,777	(a)
		6,056,635

Airlines—0.2%
Alaska Air Group Inc.	4,966	457,965
Allegiant Travel Co.	259	41,505
American Airlines Group Inc.	20,443	864,739
Delta Air Lines Inc.	29,737	1,366,712
Hawaiian Holdings Inc.	1,036	48,122	(a)
JetBlue Airways Corp.	2,806	57,832	(a)
SkyWest Inc.	945	32,366
Southwest Airlines Co.	25,033	1,345,774
United Continental Holdings Inc.	11,561	816,669	(a)
		5,031,684

Alternative Carriers—0.0% *
Cogent Communications Holdings Inc.	830	35,732
Globalstar Inc.	7,534	12,054	(a)
Iridium Communications Inc.	1,646	15,884	(a)
Level 3 Communications Inc.	11,790	674,624	(a)
Lumos Networks Corp.	373	6,602	(a)
ORBCOMM Inc.	886	8,461	(a)
pdvWireless Inc.	52	1,136	(a)
Straight Path Communications Inc., Class B	192	6,906	(a)
Vonage Holdings Corp.	3,845	24,301	(a)
		785,700

Aluminum—0.0% *
Century Aluminum Co.	999	12,677	(a)
Kaiser Aluminum Corp.	351	28,045
Real Industry Inc.	521	1,485	(a)
		42,207

Apparel Retail—0.2%
Abercrombie & Fitch Co., Class A	1,369	16,332
American Eagle Outfitters Inc.	4,708	66,053
Ascena Retail Group Inc.	3,466	14,765	(a)
Boot Barn Holdings Inc.	265	2,621	(a)

Caleres Inc.	859	22,695
Chico’s FAS Inc.	3,589	50,964
Citi Trends Inc.	286	4,862
Destination XL Group Inc.	720	2,052	(a)
DSW Inc.	1,275	26,367
Express Inc.	1,496	13,628	(a)
Foot Locker Inc.	5,238	391,855
Francesca’s Holdings Corp.	734	11,267	(a)
Genesco Inc.	409	22,679	(a)
Guess? Inc.	1,235	13,770
L Brands Inc.	9,558	450,182
Ross Stores Inc.	16,016	1,054,974
Shoe Carnival Inc.	284	6,978
Stage Stores Inc.	538	1,393
Stein Mart Inc.	625	1,881
Tailored Brands Inc.	985	14,716
The Buckle Inc.	577	10,732
The Cato Corp., Class A	510	11,200
The Children’s Place Inc.	356	42,738
The Finish Line Inc., Class A	840	11,953
The Gap Inc.	9,907	240,641
The TJX Companies Inc.	26,670	2,109,064
Tilly’s Inc., Class A	209	1,885
Urban Outfitters Inc.	750	17,820	(a)
Zumiez Inc.	363	6,643	(a)
		4,642,710

Apparel, Accessories & Luxury Goods—0.1%
Carter’s Inc.	404	36,279
Coach Inc.	11,209	463,268
Columbia Sportswear Co.	539	31,666
Delta Apparel Inc.	140	2,468	(a)
Fossil Group Inc.	824	14,379	(a)
G-III Apparel Group Ltd.	862	18,869	(a)
Hanesbrands Inc.	17,080	354,581
Iconix Brand Group Inc.	856	6,437	(a)
Kate Spade & Co.	1,075	24,972	(a)
Movado Group Inc.	312	7,784
Oxford Industries Inc.	246	14,086
Perry Ellis International Inc.	249	5,349	(a)
PVH Corp.	3,588	371,250
Ralph Lauren Corp.	2,518	205,519
Sequential Brands Group Inc.	787	3,062	(a)
Superior Uniform Group Inc.	159	2,957
Under Armour Inc., Class A	8,288	163,937	(a)
Under Armour Inc., Class C	8,331	152,457	(a)
Vera Bradley Inc.	408	3,799	(a)
VF Corp.	14,209	781,069
Vince Holding Corp.	452	701	(a)
		2,664,889

Application Software—0.4%
8x8 Inc.	1,765	26,916	(a)
ACI Worldwide Inc.	3,179	67,999	(a)
Adobe Systems Inc.	20,342	2,647,105	(a)
American Software Inc., Class A	521	5,356
ANSYS Inc.	713	76,198	(a)
Aspen Technology Inc.	1,499	88,321	(a)

Autodesk Inc.	8,426	728,596	(a)
Blackbaud Inc.	869	66,626
Blackline Inc.	194	5,773	(a)
Bottomline Technologies de Inc.	806	19,062	(a)
BroadSoft Inc.	588	23,638	(a)
Cadence Design Systems Inc.	2,312	72,597	(a)
Callidus Software Inc.	1,171	25,001	(a)
CDK Global Inc.	1,211	78,727
Citrix Systems Inc.	6,478	540,200	(a)
Digimarc Corp.	187	5,049	(a)
Ebix Inc.	505	30,931
Ellie Mae Inc.	621	62,268	(a)
EnerNOC Inc.	532	3,192	(a)
Exa Corp.	277	3,518	(a)
Fair Isaac Corp.	837	107,931
Glu Mobile Inc.	2,085	4,733	(a)
Guidance Software Inc.	429	2,531	(a)
HubSpot Inc.	579	35,059	(a)
Intuit Inc.	9,881	1,146,097
Jive Software Inc.	1,170	5,031	(a)
Manhattan Associates Inc.	585	30,449	(a)
MicroStrategy Inc., Class A	179	33,616	(a)
Mitek Systems Inc.	595	3,957	(a)
MobileIron Inc.	892	3,880	(a)
Model N Inc.	444	4,640	(a)
Monotype Imaging Holdings Inc.	813	16,341
Park City Group Inc.	224	2,766	(a)
Paycom Software Inc.	828	47,618	(a)
Paylocity Holding Corp.	431	16,650	(a)
Pegasystems Inc.	721	31,616
PROS Holdings Inc.	506	12,240	(a)
PTC Inc.	967	50,816	(a)
QAD Inc., Class A	189	5,264
RealPage Inc.	1,080	37,692	(a)
RingCentral Inc., Class A	1,174	33,224	(a)
salesforce.com Inc.	26,805	2,211,145	(a)
Silver Spring Networks Inc.	763	8,614	(a)
Synchronoss Technologies Inc.	775	18,910	(a)
Synopsys Inc.	6,600	476,058	(a)
Telenav Inc.	652	5,640	(a)
The Ultimate Software Group Inc.	247	48,217	(a)
Tyler Technologies Inc.	277	42,813	(a)
Verint Systems Inc.	1,192	51,703	(a)
VirnetX Holding Corp.	988	2,272	(a)
Workiva Inc.	439	6,870	(a)
Zendesk Inc.	1,529	42,873	(a)
Zix Corp.	1,087	5,229	(a)
		9,129,568

Asset Management & Custody Banks—0.4%
Affiliated Managers Group Inc.	2,435	399,194
Ameriprise Financial Inc.	6,193	803,108
Arlington Asset Investment Corp., Class A	390	5,511
Associated Capital Group Inc., Class A	101	3,651
BlackRock Inc.	5,017	1,924,070
Cohen & Steers Inc.	401	16,028
Diamond Hill Investment Group Inc.	65	12,646
Eaton Vance Corp.	955	42,937

Federated Investors Inc., Class B	760	20,018
Fifth Street Asset Management Inc.	78	359
Financial Engines Inc.	1,046	45,553
Franklin Resources Inc.	13,786	580,942
GAMCO Investors Inc., Class A	102	3,018
Hennessy Advisors Inc.	87	1,462
Invesco Ltd.	16,064	492,040
Janus Capital Group Inc.	3,992	52,694
Legg Mason Inc.	722	26,071
Manning & Napier Inc.	322	1,835
Medley Management Inc., Class A	167	1,386
Northern Trust Corp.	8,628	747,012
Pzena Investment Management Inc., Class A	243	2,391
Safeguard Scientifics Inc.	435	5,525	(a)
SEI Investments Co.	1,118	56,392
Silvercrest Asset Management Group Inc., Class A	195	2,594
State Street Corp.	14,564	1,159,440	(b)
T Rowe Price Group Inc.	10,337	704,467
The Bank of New York Mellon Corp.	42,454	2,005,102
Virtus Investment Partners Inc.	80	8,472
Waddell & Reed Financial Inc., Class A	2,232	37,944
Westwood Holdings Group Inc.	172	9,187
WisdomTree Investments Inc.	2,294	20,830
		9,191,879

Auto Parts & Equipment—0.0% *
American Axle & Manufacturing Holdings Inc.	1,446	27,156	(a)
BorgWarner Inc.	8,203	342,803
Cooper-Standard Holdings Inc.	295	32,724	(a)
Dana Inc.	4,132	79,789
Dorman Products Inc.	505	41,476	(a)
Fox Factory Holding Corp.	447	12,829	(a)
Gentex Corp.	2,390	50,979
Gentherm Inc.	731	28,692	(a)
Horizon Global Corp.	368	5,108	(a)
LCI Industries	454	45,309
Metaldyne Performance Group Inc.	302	6,901
Modine Manufacturing Co.	946	11,541	(a)
Motorcar Parts of America Inc.	367	11,278	(a)
Spartan Motors Inc.	666	5,328
Standard Motor Products Inc.	430	21,130
Stoneridge Inc.	539	9,777	(a)
Strattec Security Corp.	69	1,918
Superior Industries International Inc.	503	12,751
Tenneco Inc.	1,073	66,977
Tower International Inc.	412	11,165
Unique Fabricating Inc.	107	1,287
Workhorse Group Inc.	192	505	(a)
		827,423

Automobile Manufacturers—0.2%
Ford Motor Co.	159,510	1,856,696
General Motors Co.	55,723	1,970,365
Thor Industries Inc.	396	38,068
Winnebago Industries Inc.	541	15,824
		3,880,953

Automotive Retail—0.1%
Advance Auto Parts Inc.	2,929	434,254
America’s Car-Mart Inc.	158	5,759	(a)
Asbury Automotive Group Inc.	400	24,040	(a)
AutoNation Inc.	3,035	128,350	(a)
AutoZone Inc.	1,221	882,844	(a)
Camping World Holdings Inc., Class A	233	7,512
CarMax Inc.	7,428	439,886	(a)
CST Brands Inc.	632	30,393
Group 1 Automotive Inc.	394	29,187
Lithia Motors Inc., Class A	453	38,799
Monro Muffler Brake Inc.	596	31,052
Murphy USA Inc.	288	21,145	(a)
O’Reilly Automotive Inc.	3,721	1,004,075	(a)
Sonic Automotive Inc., Class A	560	11,228
		3,088,524

Biotechnology—1.1%
AbbVie Inc.	65,520	4,269,283
Acceleron Pharma Inc.	549	14,532	(a)
Achillion Pharmaceuticals Inc.	2,351	9,898	(a)
Acorda Therapeutics Inc.	862	18,102	(a)
Adamas Pharmaceuticals Inc.	334	5,845	(a)
Aduro Biotech Inc.	716	7,697	(a)
Advaxis Inc.	737	6,021	(a)
Adverum Biotechnologies Inc.	417	1,126	(a)
Aevi Genomic Medicine Inc.	490	911	(a)
Agenus Inc.	1,467	5,531	(a)
Aimmune Therapeutics Inc.	529	11,495	(a)
Akebia Therapeutics Inc.	718	6,606	(a)
Alder Biopharmaceuticals Inc.	940	19,552	(a)
Alexion Pharmaceuticals Inc.	9,096	1,102,799	(a)
AMAG Pharmaceuticals Inc.	701	15,808	(a)
Amgen Inc.	30,259	4,964,594
Amicus Therapeutics Inc.	2,861	20,399	(a)
Anavex Life Sciences Corp.	655	3,760	(a)
Anthera Pharmaceuticals Inc.	801	341	(a)
Applied Genetic Technologies Corp.	255	1,759	(a)
Aptevo Therapeutics Inc.	326	672	(a)
Ardelyx Inc.	639	8,083	(a)
Arena Pharmaceuticals Inc.	4,922	7,186	(a)
Argos Therapeutics Inc.	349	158	(a)
Array BioPharma Inc.	3,330	29,770	(a)
Arrowhead Pharmaceuticals Inc.	1,215	2,248	(a)
Asterias Biotherapeutics Inc.	449	1,527	(a)
Atara Biotherapeutics Inc.	466	9,576	(a)
Athersys Inc.	1,530	2,616	(a)
Avexis Inc.	98	7,451	(a)
Bellicum Pharmaceuticals Inc.	423	5,220	(a)
BioCryst Pharmaceuticals Inc.	1,493	12,541	(a)
Biogen Inc.	8,808	2,408,283	(a)
BioSpecifics Technologies Corp.	109	5,973	(a)
BioTime Inc.	1,269	4,378	(a)
Bioverativ Inc.	900	49,014	(a)
Bluebird Bio Inc.	789	71,720	(a)
Blueprint Medicines Corp.	401	16,036	(a)
Cara Therapeutics Inc.	451	8,294	(a)

Celgene Corp.	31,920	3,971,806	(a)
Celldex Therapeutics Inc.	1,930	6,967	(a)
Cellular Biomedicine Group Inc.	246	2,903	(a)
ChemoCentryx Inc.	422	3,072	(a)
Chimerix Inc.	862	5,500	(a)
Cidara Therapeutics Inc.	214	1,669	(a)
Clovis Oncology Inc.	707	45,015	(a)
Coherus Biosciences Inc.	591	12,500	(a)
Concert Pharmaceuticals Inc.	333	5,681	(a)
Corvus Pharmaceuticals Inc.	90	1,869	(a)
Curis Inc.	2,270	6,311	(a)
Cytokinetics Inc.	675	8,674	(a)
CytomX Therapeutics Inc.	410	7,081	(a)
CytRx Corp.	947	421	(a)
Dimension Therapeutics Inc.	206	360	(a)
Dyax Corp.	4,362	4,842	(c)
Dynavax Technologies Corp.	782	4,653	(a)
Eagle Pharmaceuticals Inc.	179	14,846	(a)
Edge Therapeutics Inc.	327	2,979	(a)
Editas Medicine Inc.	139	3,102	(a)
Eiger BioPharmaceuticals Inc.	108	1,237	(a)
Emergent BioSolutions Inc.	653	18,963	(a)
Enanta Pharmaceuticals Inc.	316	9,733	(a)
Epizyme Inc.	812	13,926	(a)
Esperion Therapeutics Inc.	292	10,310	(a)
Exact Sciences Corp.	2,083	49,200	(a)
Exelixis Inc.	4,409	95,543	(a)
FibroGen Inc.	1,050	25,882	(a)
Five Prime Therapeutics Inc.	541	19,557	(a)
Flexion Therapeutics Inc.	477	12,836	(a)
Fortress Biotech Inc.	629	2,327	(a)
Foundation Medicine Inc.	270	8,707	(a)
Galena Biopharma Inc.	154	94	(a)
Genomic Health Inc.	374	11,777	(a)
Geron Corp.	3,050	6,923	(a)
Gilead Sciences Inc.	53,627	3,642,346
Global Blood Therapeutics Inc.	315	11,608	(a)
GlycoMimetics Inc.	155	842	(a)
Halozyme Therapeutics Inc.	2,192	28,408	(a)
Heron Therapeutics Inc.	638	9,570	(a)
Idera Pharmaceuticals Inc.	1,813	4,478	(a)
Ignyta Inc.	590	5,074	(a)
Immune Design Corp.	226	1,537	(a)
ImmunoGen Inc.	1,713	6,629	(a)
Immunomedics Inc.	1,766	11,426	(a)
Incyte Corp.	7,100	949,057	(a)
Infinity Pharmaceuticals Inc.	764	2,468	(a)
Inotek Pharmaceuticals Corp.	347	694	(a)
Inovio Pharmaceuticals Inc.	1,336	8,844	(a)
Insmed Inc.	1,244	21,782	(a)
Insys Therapeutics Inc.	475	4,992	(a)
Intellia Therapeutics Inc.	141	1,987	(a)
Invitae Corp.	458	5,065	(a)
Ironwood Pharmaceuticals Inc.	2,435	41,541	(a)
Karyopharm Therapeutics Inc.	478	6,137	(a)
Keryx Biopharmaceuticals Inc.	1,588	9,782	(a)
Kite Pharma Inc.	833	65,382	(a)

La Jolla Pharmaceutical Co.	279	8,328	(a)
Lexicon Pharmaceuticals Inc.	843	12,089	(a)
Ligand Pharmaceuticals Inc., Class B	359	37,997	(a)
Lion Biotechnologies Inc.	1,018	7,584	(a)
Loxo Oncology Inc.	267	11,235	(a)
MacroGenics Inc.	640	11,904	(a)
MannKind Corp.	1,306	1,933	(a)
MediciNova Inc.	593	3,552	(a)
Merrimack Pharmaceuticals Inc.	2,451	7,549	(a)
MiMedx Group Inc.	2,051	19,546	(a)
Minerva Neurosciences Inc.	371	3,005	(a)
Mirati Therapeutics Inc.	225	1,170	(a)
Momenta Pharmaceuticals Inc.	1,309	17,475	(a)
Myriad Genetics Inc.	1,353	25,978	(a)
NantKwest Inc.	332	1,179	(a)
Natera Inc.	525	4,657	(a)
NewLink Genetics Corp.	438	10,556	(a)
Novavax Inc.	5,417	6,934	(a)
OncoMed Pharmaceuticals Inc.	57	525	(a)
Ophthotech Corp.	504	1,845	(a)
Organovo Holdings Inc.	1,876	5,966	(a)
Otonomy Inc.	257	3,148	(a)
PDL BioPharma Inc.	2,236	5,076
Pfenex Inc.	369	2,144	(a)
PharmAthene Inc.	1,261	1,023
Portola Pharmaceuticals Inc.	987	38,681	(a)
Progenics Pharmaceuticals Inc.	1,405	13,263	(a)
Protagonist Therapeutics Inc.	151	1,934	(a)
Proteostasis Therapeutics Inc.	151	1,181	(a)
PTC Therapeutics Inc.	649	6,386	(a)
Puma Biotechnology Inc.	557	20,720	(a)
Radius Health Inc.	632	24,427	(a)
Regeneron Pharmaceuticals Inc.	3,112	1,205,931	(a)
REGENXBIO Inc.	409	7,894	(a)
Regulus Therapeutics Inc.	790	1,303	(a)
Repligen Corp.	678	23,866	(a)
Retrophin Inc.	726	13,402	(a)
Rigel Pharmaceuticals Inc.	1,870	6,190	(a)
Sage Therapeutics Inc.	591	42,002	(a)
Sangamo Therapeutics Inc.	1,403	7,296	(a)
Sarepta Therapeutics Inc.	996	29,482	(a)
Seres Therapeutics Inc.	358	4,035	(a)
Sorrento Therapeutics Inc.	466	1,841	(a)
Spark Therapeutics Inc.	376	20,056	(a)
Spectrum Pharmaceuticals Inc.	1,488	9,672	(a)
Stemline Therapeutics Inc.	333	2,847	(a)
Syndax Pharmaceuticals Inc.	130	1,784	(a)
Synergy Pharmaceuticals Inc.	3,642	16,972	(a)
Synthetic Biologics Inc.	1,538	970	(a)
T2 Biosystems Inc.	304	1,599	(a)
TESARO Inc.	532	81,859	(a)
TG Therapeutics Inc.	746	8,691	(a)
Tokai Pharmaceuticals Inc.	120	100	(a)
Trevena Inc.	893	3,277	(a)
Trovagene Inc.	564	649	(a)
Ultragenyx Pharmaceutical Inc.	740	50,157	(a)
United Therapeutics Corp.	374	50,632	(a)

Vanda Pharmaceuticals Inc.	738	10,332	(a)
Veracyte Inc.	223	2,047	(a)
Versartis Inc.	550	11,742	(a)
Vertex Pharmaceuticals Inc.	10,054	1,099,405	(a)
Vital Therapies Inc.	481	1,924	(a)
Voyager Therapeutics Inc.	238	3,151	(a)
vTv Therapeutics Inc., Class A	106	694	(a)
Xencor Inc.	647	15,476	(a)
Zafgen Inc.	463	2,158	(a)
ZIOPHARM Oncology Inc.	2,449	15,527	(a)
		25,447,673

Brewers—0.0% *
Craft Brew Alliance Inc.	250	3,338	(a)
Molson Coors Brewing Co., Class B	7,869	753,142
The Boston Beer Company Inc., Class A	250	36,162	(a)
		792,642

Broadcasting—0.1%
AMC Networks Inc., Class A	468	27,462	(a)
CBS Corp., Class B	15,690	1,088,258
Discovery Communications Inc., Class A	6,819	198,365	(a)
Discovery Communications Inc., Class C	10,136	286,950	(a)
Entercom Communications Corp., Class A	522	7,465
Entravision Communications Corp., Class A	1,320	8,184
Gray Television Inc.	1,294	18,763	(a)
Hemisphere Media Group Inc.	122	1,434	(a)
Media General Inc.	2,076	3,944	(c)
Nexstar Media Group Inc.	826	57,944
Radio One Inc., Class D	396	1,307	(a)
Saga Communications Inc., Class A	76	3,880
Salem Media Group Inc.	191	1,423
Scripps Networks Interactive Inc., Class A	4,303	337,226
Sinclair Broadcast Group Inc., Class A	1,407	56,983
TEGNA Inc.	9,690	248,258
The EW Scripps Co., Class A	1,199	28,105	(a)
Townsquare Media Inc., Class A	207	2,521	(a)
		2,378,472

Building Products—0.1%
AAON Inc.	809	28,598
Advanced Drainage Systems Inc.	695	15,220
American Woodmark Corp.	277	25,429	(a)
AO Smith Corp.	1,229	62,876
Apogee Enterprises Inc.	533	31,772
Armstrong Flooring Inc.	470	8,657	(a)
Builders FirstSource Inc.	1,678	25,002	(a)
Continental Building Products Inc.	708	17,346	(a)
CSW Industrials Inc.	290	10,643	(a)
Fortune Brands Home & Security Inc.	6,169	375,384
Gibraltar Industries Inc.	629	25,915	(a)
Griffon Corp.	601	14,815
Insteel Industries Inc.	351	12,685
JELD-WEN Holding Inc.	484	15,899	(a)
Johnson Controls International PLC	38,352	1,615,386
Lennox International Inc.	322	53,871
Masco Corp.	12,723	432,455	(d)
Masonite International Corp.	572	45,331	(a,d)

NCI Building Systems Inc.	541	9,278	(a)
Patrick Industries Inc.	290	20,561	(a)
PGT Innovations Inc.	604	6,493	(a)
Ply Gem Holdings Inc.	438	8,629	(a)
Quanex Building Products Corp.	689	13,952
Simpson Manufacturing Company Inc.	781	33,653
Trex Company Inc.	561	38,928	(a)
Universal Forest Products Inc.	374	36,854
		2,985,632

Cable & Satellite—0.5%
Cable One Inc.	39	24,354
Charter Communications Inc., Class A	8,847	2,895,800	(a)
Comcast Corp., Class A	194,724	7,319,675
DISH Network Corp., Class A	9,900	628,551	(a)
Loral Space & Communications Inc.	261	10,283	(a)
MSG Networks Inc., Class A	1,193	27,857	(a)
		10,906,520

Casinos & Gaming—0.0% *
Boyd Gaming Corp.	1,565	34,446	(a)
Caesars Acquisition Co., Class A	964	14,846	(a)
Caesars Entertainment Corp.	1,126	10,753	(a)
Century Casinos Inc.	441	3,334	(a)
Churchill Downs Inc.	360	57,186
Eldorado Resorts Inc.	572	10,825	(a)
Empire Resorts Inc.	39	946	(a)
Golden Entertainment Inc.	197	2,606
Isle of Capri Casinos Inc.	503	13,259	(a)
Monarch Casino & Resort Inc.	216	6,381	(a)
Penn National Gaming Inc.	1,494	27,534	(a)
Pinnacle Entertainment Inc.	1,067	20,828	(a)
Red Rock Resorts Inc., Class A	604	13,397
Scientific Games Corp., Class A	1,039	24,572	(a)
Wynn Resorts Ltd.	3,287	376,723
		617,636

Coal & Consumable Fuels—0.0% *
CONSOL Energy Inc.	1,459	24,482
Westmoreland Coal Co.	365	5,300	(a)
		29,782

Commercial Printing—0.0% *
Brady Corp., Class A	915	35,365
Deluxe Corp.	1,309	94,471
Ennis Inc.	518	8,806
InnerWorkings Inc.	764	7,609	(a)
Multi-Color Corp.	271	19,241
Quad/Graphics Inc.	579	14,614
		180,106

Commodity Chemicals—0.1%
Cabot Corp.	520	31,153
Calgon Carbon Corp.	1,018	14,863
Hawkins Inc.	192	9,408
Koppers Holdings Inc.	406	17,194	(a)
Kronos Worldwide Inc.	464	7,624
LyondellBasell Industries N.V., Class A	13,465	1,227,873
Olin Corp.	4,461	146,633
Trecora Resources	399	4,429	(a)

Tredegar Corp.	513	9,003
Trinseo S.A.	516	34,624
Tronox Ltd., Class A	1,301	24,003
		1,526,807

Communications Equipment—0.4%
Acacia Communications Inc.	106	6,214	(a)
ADTRAN Inc.	987	20,480
Aerohive Networks Inc.	476	2,004	(a)
Applied Optoelectronics Inc.	335	18,810	(a)
Bel Fuse Inc., Class B	184	4,701
Black Box Corp.	300	2,685
Brocade Communications Systems Inc.	3,392	42,332
CalAmp Corp.	717	12,038	(a)
Calix Inc.	830	6,018	(a)
Ciena Corp.	3,780	89,246	(a)
Cisco Systems Inc.	206,034	6,963,949
Clearfield Inc.	229	3,767	(a)
Comtech Telecommunications Corp.	451	6,648
Digi International Inc.	520	6,188	(a)
EMCORE Corp.	471	4,239
Extreme Networks Inc.	2,073	15,568	(a)
F5 Networks Inc.	2,912	415,164	(a)
Finisar Corp.	2,042	55,828	(a)
Harmonic Inc.	1,543	9,181	(a)
Harris Corp.	4,942	549,896
Infinera Corp.	2,823	28,879	(a)
InterDigital Inc.	956	82,503
Ixia	1,288	25,309	(a)
Juniper Networks Inc.	15,903	442,581
KVH Industries Inc.	306	2,570	(a)
Lumentum Holdings Inc.	950	50,683	(a)
Motorola Solutions Inc.	7,134	615,094
NETGEAR Inc.	609	30,176	(a)
NetScout Systems Inc.	2,459	93,319	(a)
Oclaro Inc.	2,162	21,231	(a)
Plantronics Inc.	900	48,699
ShoreTel Inc.	1,348	8,290	(a)
Sonus Networks Inc.	960	6,326	(a)
Ubiquiti Networks Inc.	519	26,085	(a)
ViaSat Inc.	1,440	91,901	(a)
Viavi Solutions Inc.	4,428	47,468	(a)
		9,856,070

Computer & Electronics Retail—0.0% *
Best Buy Company Inc.	10,768	529,247
Conn’s Inc.	410	3,588	(a)
GameStop Corp., Class A	840	18,942
Rent-A-Center Inc.	1,039	9,216
		560,993

Construction & Engineering—0.1%
AECOM	1,292	45,982	(a)
Aegion Corp.	697	15,968	(a)
Ameresco Inc., Class A	412	2,699	(a)
Argan Inc.	270	17,861
Comfort Systems USA Inc.	742	27,194
Dycom Industries Inc.	818	76,033	(a)

EMCOR Group Inc.	1,651	103,930
Fluor Corp.	6,133	322,718
Granite Construction Inc.	1,084	54,406
Great Lakes Dredge & Dock Corp.	1,192	4,768	(a)
HC2 Holdings Inc.	645	3,999	(a)
IES Holdings Inc.	156	2,824	(a)
Jacobs Engineering Group Inc.	5,490	303,487
KBR Inc.	1,190	17,886
Layne Christensen Co.	358	3,165	(a)
MasTec Inc.	1,272	50,944	(a)
MYR Group Inc.	279	11,439	(a)
NV5 Global Inc.	147	5,527	(a)
Orion Group Holdings Inc.	522	3,899	(a)
Primoris Services Corp.	807	18,739
Quanta Services Inc.	6,828	253,387	(a)
Tutor Perini Corp.	755	24,009	(a)
Valmont Industries Inc.	187	29,078
		1,399,942

Construction Machinery & Heavy Trucks—0.2%
Alamo Group Inc.	188	14,324
American Railcar Industries Inc.	157	6,453
Astec Industries Inc.	387	23,799
Blue Bird Corp.	119	2,041	(a)
Caterpillar Inc.	24,015	2,227,631
Cummins Inc.	6,414	969,797
Douglas Dynamics Inc.	446	13,670
Federal Signal Corp.	1,207	16,669
FreightCar America Inc.	248	3,107
Joy Global Inc.	2,629	74,269
Meritor Inc.	1,624	27,819	(a)
Miller Industries Inc.	220	5,797
Navistar International Corp.	996	24,521	(a)
Oshkosh Corp.	621	42,594
PACCAR Inc.	14,247	957,398
REV Group Inc.	242	6,672	(a)
Supreme Industries Inc., Class A	262	5,308
Terex Corp.	887	27,852
The Greenbrier Companies Inc.	523	22,541
The Manitowoc Company Inc.	2,546	14,512	(a)
Trinity Industries Inc.	1,281	34,011
Wabash National Corp.	1,298	26,856
Wabtec Corp.	718	56,004
		4,603,645

Construction Materials—0.1%
Eagle Materials Inc.	400	38,856
Forterra Inc.	361	7,040	(a)
Headwaters Inc.	1,366	32,074	(a)
Martin Marietta Materials Inc.	2,555	557,629	(d)
Summit Materials Inc., Class A	2,063	50,977	(a)
United States Lime & Minerals Inc.	38	3,001
US Concrete Inc.	286	18,461	(a)
Vulcan Materials Co.	5,676	683,844
		1,391,882

Consumer Electronics—0.0% *
GoPro Inc., Class A	2,032	17,679	(a)
Universal Electronics Inc.	282	19,317	(a)
ZAGG Inc.	571	4,111	(a)
		41,107

Consumer Finance—0.3%
American Express Co.	30,985	2,451,223
Capital One Financial Corp.	19,575	1,696,370
Discover Financial Services	15,682	1,072,492
Encore Capital Group Inc.	477	14,692	(a)
Enova International Inc.	538	7,989	(a)
EZCORP Inc., Class A	1,014	8,264	(a)
FirstCash Inc.	861	42,318
Green Dot Corp., Class A	854	28,489	(a)
LendingClub Corp.	6,305	34,615	(a)
Navient Corp.	13,529	199,688
Nelnet Inc., Class A	401	17,588
PRA Group Inc.	887	29,404	(a)
Regional Management Corp.	214	4,158	(a)
SLM Corp.	3,570	43,197	(a)
Synchrony Financial	31,221	1,070,880
World Acceptance Corp.	123	6,369	(a)
		6,727,736

Copper—0.0% *
Freeport-McMoRan Inc.	55,248	738,113	(a)
Southern Copper Corp.	3,979	142,807
		880,920

Data Processing & Outsourced Services—0.9%
ALJ Regional Holdings Inc.	363	1,350	(a)
Alliance Data Systems Corp.	2,259	562,491
Automatic Data Processing Inc.	18,321	1,875,887
Blackhawk Network Holdings Inc.	1,034	41,980	(a)
Broadridge Financial Solutions Inc.	985	66,931
Cardtronics PLC, Class A	861	40,252	(a)
Cass Information Systems Inc.	216	14,278
Convergys Corp.	2,453	51,881
CoreLogic Inc.	702	28,585	(a)
CSG Systems International Inc.	638	24,123
DST Systems Inc.	264	32,340
ExlService Holdings Inc.	647	30,642	(a)
Fidelity National Information Services Inc.	13,310	1,059,742
Fiserv Inc.	8,743	1,008,155	(a)
Global Payments Inc.	6,103	492,390
Information Services Group Inc.	600	1,890	(a)
Jack Henry & Associates Inc.	650	60,515
Mastercard Inc., Class A	38,752	4,358,437	(d)
MAXIMUS Inc.	1,731	107,668
MoneyGram International Inc.	597	10,036	(a)
NeuStar Inc., Class A	1,518	50,322	(a)
Paychex Inc.	13,162	775,242
PayPal Holdings Inc.	45,913	1,975,177	(a)
Planet Payment Inc.	840	3,343	(a)
Sykes Enterprises Inc.	767	22,550	(a)
Syntel Inc.	641	10,788
TeleTech Holdings Inc.	320	9,472

The Western Union Co.	19,745	401,811
Total System Services Inc.	6,781	362,512
Visa Inc., Class A	76,457	6,794,734
WEX Inc.	318	32,913	(a)
		20,308,437

Department Stores—0.0% *
Dillard’s Inc., Class A	200	10,448
JC Penney Company Inc.	2,567	15,813	(a)
Kohl’s Corp.	7,918	315,215
Macy’s Inc.	13,675	405,327
Nordstrom Inc.	5,254	244,679
Sears Holdings Corp.	223	2,562	(a)
		994,044

Distillers & Vintners—0.1%
Brown-Forman Corp., Class B	6,946	320,766
Constellation Brands Inc., Class A	7,008	1,135,787
MGP Ingredients Inc.	249	13,503
		1,470,056

Distributors—0.1%
Core-Mark Holding Company Inc.	911	28,414
Genuine Parts Co.	6,337	585,602
LKQ Corp.	12,750	373,193	(a)
Pool Corp.	345	41,169
Weyco Group Inc.	129	3,622
		1,032,000

Diversified Banks—1.9%
Bank of America Corp.	412,729	9,736,277
Citigroup Inc.	113,953	6,816,668
Comerica Inc.	7,704	528,340
JPMorgan Chase & Co.	147,178	12,928,116
U.S. Bancorp	65,311	3,363,517
Wells Fargo & Co.	185,406	10,319,698
		43,692,616

Diversified Chemicals—0.3%
Eastman Chemical Co.	5,868	474,134
EI du Pont de Nemours & Co.	35,413	2,844,726
LSB Industries Inc.	420	3,940	(a)
The Chemours Co.	5,028	193,578
The Dow Chemical Co.	45,742	2,906,447
		6,422,825

Diversified Metals & Mining—0.0% *
Compass Minerals International Inc.	284	19,269
Materion Corp.	401	13,454
		32,723

Diversified Real Estate Activities—0.0% *
Alexander & Baldwin Inc.	1,259	56,051
Consolidated-Tomoka Land Co.	80	4,283
Tejon Ranch Co.	280	6,129	(a)
The RMR Group Inc. Class A	135	6,683
The St Joe Co.	1,006	17,152	(a)
		90,298

Diversified REITs—0.0% *
American Assets Trust Inc.	777	32,510
Armada Hoffler Properties Inc.	631	8,765

First Potomac Realty Trust	1,172	12,048
Gladstone Commercial Corp.	448	9,260
Global Net Lease Inc.	1,288	31,015
Gramercy Property Trust	2,631	69,195
Investors Real Estate Trust	2,456	14,564
iStar Inc.	1,279	15,092	(a)
Lexington Realty Trust	4,164	41,557
Liberty Property Trust	1,221	47,069
One Liberty Properties Inc.	117	2,733
PS Business Parks Inc.	355	40,740
RAIT Financial Trust	1,861	5,955
Select Income REIT	1,267	32,676
Washington Real Estate Investment Trust	1,402	43,855
		407,034

Diversified Support Services—0.0% *
Cintas Corp.	3,469	438,967
Copart Inc.	851	52,702	(a)
Healthcare Services Group Inc.	1,284	55,328
Matthews International Corp., Class A	610	41,267
McGrath RentCorp.	471	15,812
Mobile Mini Inc.	888	27,084
UniFirst Corp.	285	40,313
Viad Corp.	397	17,944
VSE Corp.	166	6,773
		696,190

Drug Retail—0.3%
CVS Health Corp.	42,088	3,303,908
Walgreens Boots Alliance Inc.	34,963	2,903,677
		6,207,585

Education Services—0.0% *
American Public Education Inc.	312	7,145	(a)
Bridgepoint Education Inc.	363	3,873	(a)
Bright Horizons Family Solutions Inc.	809	58,644	(a)
Cambium Learning Group Inc.	198	970	(a)
Capella Education Co.	228	19,386
Career Education Corp.	1,342	11,675	(a)
Chegg Inc.	1,625	13,715	(a)
DeVry Education Group Inc.	1,692	59,981
Graham Holdings Co., Class B	39	23,383
Grand Canyon Education Inc.	865	61,943	(a)
Houghton Mifflin Harcourt Co.	2,485	25,223	(a)
K12 Inc.	679	13,003	(a)
Laureate Education Inc., Class A	678	9,675	(a)
Strayer Education Inc.	212	17,064
		325,680

Electric Utilities—0.8%
ALLETE Inc.	916	62,022
Alliant Energy Corp.	10,171	402,873
American Electric Power Company Inc.	20,032	1,344,748
Duke Energy Corp.	28,644	2,349,094
Edison International	13,228	1,053,081
El Paso Electric Co.	760	38,380
Entergy Corp.	7,194	546,456
Eversource Energy	12,833	754,324
Exelon Corp.	37,716	1,357,022

FirstEnergy Corp.	19,022	605,280
Genie Energy Ltd., Class B	237	1,716
Great Plains Energy Inc.	1,793	52,391
Hawaiian Electric Industries Inc.	902	30,046
IDACORP Inc.	1,411	117,057
MGE Energy Inc.	667	43,355
NextEra Energy Inc.	19,181	2,462,265
OGE Energy Corp.	1,661	58,102
Otter Tail Corp.	650	24,635
PG&E Corp.	20,635	1,369,339
Pinnacle West Capital Corp.	4,626	385,716
PNM Resources Inc.	2,133	78,921
Portland General Electric Co.	1,673	74,315
PPL Corp.	27,637	1,033,347
Spark Energy Inc., Class A	99	3,163
The Southern Co.	40,536	2,017,882
Westar Energy Inc.	1,184	64,256
Xcel Energy Inc.	20,833	926,027
		17,255,813

Electrical Components & Equipment—0.2%
Acuity Brands Inc.	1,966	401,064
Allied Motion Technologies Inc.	124	2,492
American Superconductor Corp.	226	1,550	(a)
AMETEK Inc.	9,823	531,228
Atkore International Group Inc.	242	6,360	(a)
Eaton Corporation PLC	18,355	1,361,023
Emerson Electric Co.	26,295	1,574,019
Encore Wire Corp.	404	18,584
Energous Corp.	298	4,649	(a)
EnerSys	1,204	95,044
FuelCell Energy Inc.	559	769	(a)
Generac Holdings Inc.	1,189	44,326	(a)
General Cable Corp.	976	17,519
Hubbell Inc.	431	51,742
LSI Industries Inc.	481	4,853
Plug Power Inc.	3,634	5,015	(a)
Powell Industries Inc.	173	5,958
Preformed Line Products Co.	47	2,451
Regal Beloit Corp.	377	28,520
Rockwell Automation Inc.	5,449	848,464
Sunrun Inc.	1,262	6,815	(a)
Thermon Group Holdings Inc.	642	13,379	(a)
Vicor Corp.	332	5,345	(a)
		5,031,169

Electronic Components—0.1%
Amphenol Corp., Class A	12,408	883,077
AVX Corp.	927	15,184
Belden Inc.	1,116	77,216
Corning Inc.	37,692	1,017,684
II-VI Inc.	1,123	40,484	(a)
InvenSense Inc.	1,655	20,903	(a)
Knowles Corp.	2,521	47,773	(a)
Littelfuse Inc.	598	95,626
Rogers Corp.	361	30,999	(a)
Universal Display Corp.	797	68,622
Vishay Intertechnology Inc.	3,699	60,849
		2,358,417

Electronic Equipment & Instruments—0.0% *
Badger Meter Inc.	562	20,653
Cognex Corp.	718	60,276
Coherent Inc.	669	137,573	(a)
Control4 Corp.	403	6,363	(a)
Daktronics Inc.	742	7,012
Electro Scientific Industries Inc.	523	3,645	(a)
FARO Technologies Inc.	333	11,905	(a)
FLIR Systems Inc.	6,085	220,764
Itron Inc.	631	38,302	(a)
Keysight Technologies Inc.	1,515	54,752	(a)
Mesa Laboratories Inc.	60	7,362
MTS Systems Corp.	335	18,442
National Instruments Corp.	875	28,490
Novanta Inc.	630	16,726	(a)
OSI Systems Inc.	349	25,474	(a)
VeriFone Systems Inc.	924	17,307	(a)
Vishay Precision Group Inc.	239	3,776	(a)
Zebra Technologies Corp., Class A	437	39,876	(a)
		718,698

Electronic Manufacturing Services—0.0% *
Benchmark Electronics Inc.	987	31,387	(a)
CTS Corp.	627	13,355
IPG Photonics Corp.	311	37,538	(a)
Jabil Circuit Inc.	1,520	43,958
Kimball Electronics Inc.	561	9,509	(a)
Maxwell Technologies Inc.	632	3,672	(a)
Methode Electronics Inc.	731	33,334
Park Electrochemical Corp.	391	6,983
Plexus Corp.	665	38,437	(a)
Radisys Corp.	716	2,864	(a)
Sanmina Corp.	1,404	57,002	(a)
Trimble Inc.	2,107	67,445	(a)
TTM Technologies Inc.	1,448	23,356	(a)
		368,840

Environmental & Facilities Services—0.1%
ABM Industries Inc.	1,071	46,696
Advanced Disposal Services Inc.	434	9,808	(a)
Aqua Metals Inc.	218	4,260	(a)
Casella Waste Systems Inc., Class A	768	10,837	(a)
CECO Environmental Corp.	591	6,211
Clean Harbors Inc.	439	24,417	(a)
Heritage-Crystal Clean Inc.	258	3,535	(a)
Republic Services Inc.	9,246	580,741
Rollins Inc.	793	29,444
SP Plus Corp.	343	11,576	(a)
Stericycle Inc.	3,842	318,463	(a)
Team Inc.	581	15,716	(a)
Tetra Tech Inc.	1,044	42,647
TRC Companies Inc.	375	6,544	(a)
US Ecology Inc.	437	20,474
Waste Management Inc.	16,479	1,201,649
		2,333,018

Fertilizers & Agricultural Chemicals—0.1%
AgroFresh Solutions Inc.	436	1,905	(a)
American Vanguard Corp.	568	9,429

CF Industries Holdings Inc.	10,539	309,320
FMC Corp.	5,666	394,297
Monsanto Co.	17,941	2,030,921
The Mosaic Co.	14,437	421,272
The Scotts Miracle-Gro Co., Class A	372	34,741
		3,201,885

Financial Exchanges & Data—0.3%
CBOE Holdings Inc.	4,000	324,280
CME Group Inc.	13,869	1,647,637
FactSet Research Systems Inc.	328	54,090
Intercontinental Exchange Inc.	24,330	1,456,637
MarketAxess Holdings Inc.	313	58,684
Moody’s Corp.	7,062	791,227
MSCI Inc.	756	73,476
Nasdaq Inc.	5,160	358,362
S&P Global Inc.	10,508	1,373,816
		6,138,209

Food Distributors—0.1%
Performance Food Group Co.	746	17,755	(a)
SpartanNash Co.	737	25,787
Sysco Corp.	20,177	1,047,590
The Andersons Inc.	537	20,352
The Chefs’ Warehouse Inc.	390	5,421	(a)
United Natural Foods Inc.	1,316	56,891	(a)
		1,173,796

Food Retail—0.1%
Casey’s General Stores Inc.	325	36,481
Ingles Markets Inc., Class A	277	11,953
Natural Grocers by Vitamin Cottage Inc.	188	1,953	(a)
Smart & Final Stores Inc.	456	5,518	(a)
Sprouts Farmers Market Inc.	1,067	24,669	(a)
SUPERVALU Inc.	5,348	20,643	(a)
The Kroger Co.	37,568	1,107,880
Village Super Market Inc., Class A	143	3,790
Weis Markets Inc.	188	11,214
Whole Foods Market Inc.	14,303	425,085
		1,649,186

Footwear—0.1%
Crocs Inc.	1,482	10,478	(a)
Deckers Outdoor Corp.	893	53,339	(a)
NIKE Inc., Class B	54,372	3,030,151
Skechers U.S.A. Inc., Class A	1,124	30,854	(a)
Steven Madden Ltd.	1,111	42,829	(a)
Wolverine World Wide Inc.	1,891	47,218
		3,214,869

Forest Products—0.0% *
Boise Cascade Co.	785	20,959	(a)
Deltic Timber Corp.	211	16,483
Louisiana-Pacific Corp.	3,830	95,061	(a)
		132,503

Gas Utilities—0.0% *
Atmos Energy Corp.	878	69,353
Chesapeake Utilities Corp.	295	20,414
Delta Natural Gas Company Inc.	140	4,249
National Fuel Gas Co.	707	42,151

New Jersey Resources Corp.	2,386	94,486
Northwest Natural Gas Co.	543	32,091
ONE Gas Inc.	1,397	94,437
South Jersey Industries Inc.	1,536	54,759
Southwest Gas Holdings Inc.	1,318	109,275
Spire Inc.	861	58,118
UGI Corp.	1,444	71,334
WGL Holdings Inc.	1,361	112,323
		762,990

General Merchandise Stores—0.1%
Big Lots Inc.	1,238	60,266
Dollar General Corp.	10,916	761,173
Dollar Tree Inc.	10,148	796,212	(a)
Fred’s Inc., Class A	706	9,249
Ollie’s Bargain Outlet Holdings Inc.	405	13,567	(a)
Target Corp.	22,590	1,246,742
Tuesday Morning Corp.	903	3,386	(a)
		2,890,595

Gold—0.0% *
Gold Resource Corp.	1,024	4,628
Newmont Mining Corp.	22,825	752,312
Royal Gold Inc.	539	37,757
		794,697

Health Care REITs—0.1%
Care Capital Properties Inc.	702	18,863
CareTrust REIT Inc.	1,163	19,562
Community Healthcare Trust Inc.	257	6,142
Global Medical REIT Inc.	302	2,742
HCP Inc.	19,938	623,661
Healthcare Realty Trust Inc.	3,195	103,837
LTC Properties Inc.	708	33,913
MedEquities Realty Trust Inc.	402	4,506
Medical Properties Trust Inc.	8,200	105,698
National Health Investors Inc.	684	49,679
New Senior Investment Group Inc.	1,540	15,708
Omega Healthcare Investors Inc.	1,638	54,038
Physicians Realty Trust	2,960	58,815
Quality Care Properties Inc.	780	14,711	(a)
Sabra Health Care REIT Inc.	1,213	33,879
Senior Housing Properties Trust	1,971	39,913
Universal Health Realty Income Trust REIT	248	15,996
Ventas Inc.	14,378	935,145
Welltower Inc.	14,679	1,039,567
		3,176,375

Healthcare Distributors—0.2%
Aceto Corp.	584	9,233
AmerisourceBergen Corp.	6,650	588,525
Cardinal Health Inc.	12,802	1,044,003
Henry Schein Inc.	3,209	545,434	(a)
McKesson Corp.	8,603	1,275,481
Owens & Minor Inc.	1,630	56,398
Patterson Companies Inc.	3,915	177,075
PharMerica Corp.	593	13,876	(a)
		3,710,025

Healthcare Equipment—0.7%
Abaxis Inc.	440	21,340
Abbott Laboratories	70,932	3,150,090
ABIOMED Inc.	335	41,942	(a)
Accuray Inc.	1,606	7,628	(a)
Analogic Corp.	249	18,899
AngioDynamics Inc.	538	9,334	(a)
AtriCure Inc.	633	12,122	(a)
Avinger Inc.	360	684	(a)
AxoGen Inc.	476	4,974	(a)
Baxter International Inc.	19,733	1,023,353
Becton Dickinson and Co.	8,725	1,600,514
Boston Scientific Corp.	55,518	1,380,733	(a)
Cantel Medical Corp.	654	52,385
Cardiovascular Systems Inc.	641	18,124	(a)
ConforMIS Inc.	723	3,774	(a)
CONMED Corp.	553	24,559
Corindus Vascular Robotics Inc.	922	1,208	(a)
CR Bard Inc.	2,921	725,985
CryoLife Inc.	638	10,623	(a)
Cutera Inc.	215	4,450	(a)
Danaher Corp.	24,970	2,135,684
Edwards Lifesciences Corp.	8,623	811,166	(a)
Entellus Medical Inc.	169	2,332	(a)
Exactech Inc.	209	5,267	(a)
GenMark Diagnostics Inc.	807	10,346	(a)
Glaukos Corp.	336	17,237	(a)
Globus Medical Inc., Class A	1,918	56,811	(a)
Hill-Rom Holdings Inc.	499	35,229
Hologic Inc.	11,141	474,050	(a)
IDEXX Laboratories Inc.	3,500	541,135	(a)
Inogen Inc.	326	25,285	(a)
Insulet Corp.	1,088	46,882	(a)
Integer Holdings Corp.	613	24,643	(a)
Integra LifeSciences Holdings Corp.	1,154	48,618	(a)
Intuitive Surgical Inc.	1,539	1,179,597	(a)
Invacare Corp.	640	7,616
InVivo Therapeutics Holdings Corp.	656	2,657	(a)
iRadimed Corp.	88	783	(a)
iRhythm Technologies Inc.	138	5,189	(a)
IRIDEX Corp.	151	1,792	(a)
K2M Group Holdings Inc.	519	10,645	(a)
LeMaitre Vascular Inc.	275	6,773
Masimo Corp.	1,158	107,995	(a,d)
Natus Medical Inc.	652	25,591	(a)
Nevro Corp.	453	42,446	(a)
NuVasive Inc.	1,332	99,474	(a)
NxStage Medical Inc.	1,196	32,089	(a)
Orthofix International N.V.	349	13,314	(a)
Penumbra Inc.	531	44,312	(a)
ResMed Inc.	1,183	85,141
Rockwell Medical Inc.	970	6,072	(a)
Second Sight Medical Products Inc.	191	231	(a)
Stryker Corp.	12,619	1,661,291
SurModics Inc.	261	6,277	(a)
Tandem Diabetes Care Inc.	374	449	(a)
Teleflex Inc.	375	72,649

TransEnterix Inc.	1,481	1,792	(a)
Varian Medical Systems Inc.	3,863	352,035	(a)
Zeltiq Aesthetics Inc.	711	39,539	(a)
Zimmer Biomet Holdings Inc.	8,143	994,342
		17,147,497

Healthcare Facilities—0.1%
AAC Holdings Inc.	202	1,723	(a)
Capital Senior Living Corp.	563	7,916	(a)
Community Health Systems Inc.	2,220	19,691	(a)
Genesis Healthcare Inc.	651	1,719	(a)
HCA Holdings Inc.	11,745	1,045,187	(a)
HealthSouth Corp.	2,400	102,744
Kindred Healthcare Inc.	1,691	14,120
LifePoint Health Inc.	336	22,008	(a)
National HealthCare Corp.	223	15,900
Quorum Health Corp.	595	3,237	(a)
Select Medical Holdings Corp.	2,144	28,622	(a)
Surgery Partners Inc.	372	7,254	(a)
Tenet Healthcare Corp.	667	11,812	(a)
The Ensign Group Inc.	957	17,992
Universal Health Services Inc., Class B	3,549	441,673
US Physical Therapy Inc.	243	15,868
VCA Inc.	678	62,037	(a)
		1,819,503

Healthcare Services—0.2%
Addus HomeCare Corp.	151	4,832	(a)
Adeptus Health Inc., Class A	264	475	(a)
Air Methods Corp.	632	27,176	(a)
Almost Family Inc.	161	7,825	(a)
Amedisys Inc.	559	28,559	(a)
American Renal Associates Holdings Inc.	175	2,954	(a)
AMN Healthcare Services Inc.	889	36,093	(a)
BioScrip Inc.	1,987	3,378	(a)
BioTelemetry Inc.	541	15,662	(a)
Chemed Corp.	310	56,634
Civitas Solutions Inc.	301	5,523	(a)
CorVel Corp.	198	8,613	(a)
Cross Country Healthcare Inc.	643	9,234	(a)
DaVita Inc.	6,206	421,822	(a)
Diplomat Pharmacy Inc.	915	14,594	(a)
Envision Healthcare Corp.	5,283	323,954	(a)
Express Scripts Holding Co.	24,729	1,629,888	(a)
Laboratory Corporation of America Holdings	4,124	591,670	(a)
Landauer Inc.	192	9,360
LHC Group Inc.	299	16,116	(a)
MEDNAX Inc.	781	54,186	(a)
National Research Corp., Class A	159	3,132
Quest Diagnostics Inc.	5,652	554,970
RadNet Inc.	744	4,390	(a)
Teladoc Inc.	418	10,450	(a)
The Providence Service Corp.	257	11,421	(a)
Tivity Health Inc.	636	18,508	(a)
		3,871,419

Healthcare Supplies—0.1%
Align Technology Inc.	630	72,267	(a)
Anika Therapeutics Inc.	281	12,207	(a)

Atrion Corp.	27	12,641
Cerus Corp.	2,029	9,029	(a)
DENTSPLY SIRONA Inc.	9,234	576,571
Endologix Inc.	1,626	11,772	(a)
Haemonetics Corp.	974	39,515	(a)
Halyard Health Inc.	1,266	48,222	(a)
ICU Medical Inc.	277	42,298	(a)
Meridian Bioscience Inc.	841	11,606
Merit Medical Systems Inc.	863	24,941	(a)
Neogen Corp.	695	45,557	(a)
OraSure Technologies Inc.	1,042	13,473	(a)
Quidel Corp.	539	12,203	(a)
RTI Surgical Inc.	1,167	4,668	(a)
Senseonics Holdings Inc.	534	956	(a)
STAAR Surgical Co.	816	7,997	(a)
The Cooper Companies Inc.	2,002	400,180
The Spectranetics Corp.	857	24,960	(a)
Utah Medical Products Inc.	69	4,299
West Pharmaceutical Services Inc.	610	49,782
		1,425,144

Healthcare Technology—0.0% *
Allscripts Healthcare Solutions Inc.	1,518	19,248	(a)
Castlight Health Inc., Class B	806	2,942	(a)
Cerner Corp.	11,786	693,606	(a)
Computer Programs & Systems Inc.	227	6,356
Cotiviti Holdings Inc.	248	10,324	(a)
Evolent Health Inc. Class A	150	3,345	(a)
HealthStream Inc.	513	12,430	(a)
HMS Holdings Corp.	1,686	34,276	(a)
Medidata Solutions Inc.	1,005	57,979	(a)
Omnicell Inc.	596	24,228	(a)
Quality Systems Inc.	1,030	15,697	(a)
Vocera Communications Inc.	498	12,365	(a)
		892,796

Heavy Electrical Equipment—0.0% *
AZZ Inc.	518	30,821
Babcock & Wilcox Enterprises Inc.	919	8,584	(a)
Power Solutions International Inc.	92	928	(a)
TPI Composites Inc.	120	2,281	(a)
		42,614

Home Building—0.1%
AV Homes Inc.	240	3,948	(a)
Beazer Homes USA Inc.	640	7,763	(a)
CalAtlantic Group Inc.	603	22,582
Cavco Industries Inc.	169	19,672	(a)
Century Communities Inc.	304	7,722	(a)
DR Horton Inc.	13,515	450,185
Green Brick Partners Inc.	472	4,696	(a)
Hovnanian Enterprises Inc., Class A	2,473	5,614	(a)
Installed Building Products Inc.	401	21,153	(a)
KB Home	2,269	45,108
Lennar Corp., Class A	8,391	429,535
LGI Homes Inc.	309	10,478	(a)
M/I Homes Inc.	473	11,588	(a)
MDC Holdings Inc.	835	25,092
Meritage Homes Corp.	766	28,189	(a)

NVR Inc.	29	61,100	(a)
PulteGroup Inc.	11,781	277,443
Taylor Morrison Home Corp., Class A	609	12,984	(a)
The New Home Company Inc.	290	3,033	(a)
Toll Brothers Inc.	1,230	44,415	(a)
TopBuild Corp.	771	36,237	(a)
TRI Pointe Group Inc.	4,035	50,599	(a)
William Lyon Homes, Class A	483	9,959	(a)
		1,589,095

Home Entertainment Software—0.1%
Activision Blizzard Inc.	28,222	1,407,149
Electronic Arts Inc.	12,502	1,119,179	(a)
Rosetta Stone Inc.	383	3,734	(a)
Take-Two Interactive Software Inc.	2,709	160,563	(a)
		2,690,625

Home Furnishing Retail—0.0% *
Aaron’s Inc.	1,790	53,235
Bed Bath & Beyond Inc.	6,980	275,431
Haverty Furniture Companies Inc.	344	8,376
Kirkland’s Inc.	300	3,720	(a)
Pier 1 Imports Inc.	1,653	11,835
RH	779	36,036	(a)
Select Comfort Corp.	930	23,055	(a)
Williams-Sonoma Inc.	667	35,765
		447,453

Home Furnishings—0.0% *
Bassett Furniture Industries Inc.	206	5,541
Ethan Allen Interiors Inc.	496	15,202
Flexsteel Industries Inc.	129	6,502
Hooker Furniture Corp.	228	7,079
La-Z-Boy Inc.	929	25,083
Leggett & Platt Inc.	6,043	304,084
Mohawk Industries Inc.	2,656	609,526	(a)
Tempur Sealy International Inc.	384	17,841	(a)
		990,858

Home Improvement Retail—0.5%
Lowe’s Companies Inc.	35,536	2,921,414
Lumber Liquidators Holdings Inc.	532	11,167	(a)
Sears Hometown and Outlet Stores Inc.	152	593	(a)
The Home Depot Inc.	50,107	7,357,211
Tile Shop Holdings Inc.	650	12,512
		10,302,897

Hotel & Resort REITs—0.1%
Ashford Hospitality Prime Inc.	450	4,775
Ashford Hospitality Trust Inc.	1,574	10,026
Chatham Lodging Trust	758	14,970
Chesapeake Lodging Trust	1,114	26,691
DiamondRock Hospitality Co.	3,897	43,452
FelCor Lodging Trust Inc.	2,755	20,690
Hersha Hospitality Trust	842	15,821
Hospitality Properties Trust	1,369	43,165
Host Hotels & Resorts Inc.	29,569	551,758
LaSalle Hotel Properties	3,018	87,371
Pebblebrook Hotel Trust	1,370	40,018
RLJ Lodging Trust	2,381	55,977

Ryman Hospitality Properties Inc.	785	48,537
Summit Hotel Properties Inc.	1,746	27,901
Sunstone Hotel Investors Inc.	4,236	64,938
Xenia Hotels & Resorts Inc.	1,976	33,730
		1,089,820

Hotels, Resorts & Cruise Lines—0.1%
Carnival Corp.	16,969	999,644
ILG Inc.	2,192	45,944
La Quinta Holdings Inc.	1,712	23,146	(a)
Lindblad Expeditions Holdings Inc.	299	2,679	(a)
Marriott International Inc., Class A	12,752	1,200,983	(d)
Marriott Vacations Worldwide Corp.	432	43,170
Red Lion Hotels Corp.	265	1,868	(a)
Royal Caribbean Cruises Ltd.	6,754	662,635
The Marcus Corp.	370	11,877
Wyndham Worldwide Corp.	4,153	350,057
		3,342,003

Household Appliances—0.0% *
Helen of Troy Ltd.	757	71,309	(a)
iRobot Corp.	504	33,335	(a)
NACCO Industries Inc., Class A	76	5,305
Whirlpool Corp.	2,931	502,168
		612,117

Household Products—0.7%
Central Garden & Pet Co.	194	7,192	(a)
Central Garden & Pet Co., Class A	675	23,436	(a)
Church & Dwight Company Inc.	10,142	505,781
Colgate-Palmolive Co.	36,202	2,649,624
Energizer Holdings Inc.	513	28,600
HRG Group Inc.	2,237	43,219	(a)
Kimberly-Clark Corp.	14,519	1,911,136
Oil-Dri Corporation of America	99	3,690
Orchids Paper Products Co.	51	1,224
The Clorox Co.	5,126	691,139
The Procter & Gamble Co.	105,270	9,458,509
WD-40 Co.	280	30,506
		15,354,056

Housewares & Specialties—0.0% *
CSS Industries Inc.	171	4,432
Libbey Inc.	448	6,532
Lifetime Brands Inc.	220	4,422
Newell Brands Inc.	19,594	924,249
Tupperware Brands Corp.	418	26,217
		965,852

Human Resource & Employment Services—0.0% *
Barrett Business Services Inc.	142	7,756
GP Strategies Corp.	257	6,502	(a)
Heidrick & Struggles International Inc.	371	9,776
Insperity Inc.	314	27,836
Kelly Services Inc., Class A	582	12,723
Kforce Inc.	495	11,756
Korn/Ferry International	1,075	33,852
ManpowerGroup Inc.	563	57,747
On Assignment Inc.	899	43,628	(a)
Robert Half International Inc.	5,883	287,267
TriNet Group Inc.	845	24,420	(a)

TrueBlue Inc.	847	23,165	(a)
WageWorks Inc.	702	50,755	(a)
		597,183

Hypermarkets & Super Centers—0.3%
Costco Wholesale Corp.	18,050	3,026,804
PriceSmart Inc.	380	35,036
Wal-Mart Stores Inc.	61,822	4,456,130
		7,517,970

Independent Power Producers & Energy Traders—0.0% *
AES Corp.	29,366	328,312
Atlantic Power Corp.	2,442	6,471	(a)
Dynegy Inc.	2,347	18,448	(a)
NRG Energy Inc.	14,724	275,339
NRG Yield Inc., Class A	688	11,964
NRG Yield Inc., Class C	1,294	22,904
		663,438

Industrial Conglomerates—0.9%
3M Co.	24,493	4,686,246
Carlisle Companies Inc.	538	57,249
General Electric Co.	359,251	10,705,680
Honeywell International Inc.	31,289	3,907,057
Raven Industries Inc.	731	21,235
Roper Technologies Inc.	4,357	899,677
		20,277,144

Industrial Gases—0.1%
Air Products & Chemicals Inc.	8,887	1,202,322
Praxair Inc.	11,626	1,378,844
		2,581,166

Industrial Machinery—0.4%
Actuant Corp., Class A	1,179	31,067
Albany International Corp., Class A	573	26,387
Altra Industrial Motion Corp.	505	19,670
Barnes Group Inc.	964	49,492
Briggs & Stratton Corp.	853	19,150
Chart Industries Inc.	612	21,383	(a)
CIRCOR International Inc.	331	19,675
Columbus McKinnon Corp.	393	9,754
Crane Co.	415	31,054
DMC Global Inc.	281	3,484
Donaldson Company Inc.	1,101	50,117
Dover Corp.	6,413	515,285
Energy Recovery Inc.	693	5,766	(a)
EnPro Industries Inc.	433	30,812
ESCO Technologies Inc.	507	29,457
Flowserve Corp.	5,891	285,242
Fortive Corp.	12,126	730,228
Franklin Electric Company Inc.	867	37,324
Gencor Industries Inc.	118	1,764	(a)
Global Brass & Copper Holdings Inc.	420	14,448
Graco Inc.	466	43,869
Graham Corp.	195	4,485
Hardinge Inc.	228	2,563
Harsco Corp.	1,636	20,859	(a)
Hillenbrand Inc.	1,125	40,331

Hurco Companies Inc.	128	3,981
Hyster-Yale Materials Handling Inc.	189	10,658
IDEX Corp.	634	59,285
Illinois Tool Works Inc.	12,741	1,687,800
Ingersoll-Rand PLC	10,477	851,990
ITT Inc.	727	29,822
John Bean Technologies Corp.	600	52,770
Kadant Inc.	215	12,760
Kennametal Inc.	2,200	86,306
Lincoln Electric Holdings Inc.	513	44,559
Lydall Inc.	332	17,795	(a)
Milacron Holdings Corp.	292	5,434	(a)
Mueller Industries Inc.	1,081	37,003
Mueller Water Products Inc., Class A	2,969	35,094
NN Inc.	530	13,356
Nordson Corp.	446	54,787
Omega Flex Inc.	58	2,772
Parker-Hannifin Corp.	5,695	913,022
Proto Labs Inc.	495	25,294	(a)
RBC Bearings Inc.	428	41,554	(a)
Rexnord Corp.	1,560	36,005	(a)
Snap-on Inc.	2,426	409,193
SPX Corp.	833	20,200	(a)
SPX FLOW Inc.	707	24,540	(a)
Standex International Corp.	254	25,438
Stanley Black & Decker Inc.	6,501	863,788
Sun Hydraulics Corp.	469	16,936
Tennant Co.	352	25,573
The ExOne Co.	197	2,007	(a)
The Gorman-Rupp Co.	355	11,147
The Timken Co.	579	26,171
TriMas Corp.	902	18,716	(a)
Watts Water Technologies Inc., Class A	554	34,542
Woodward Inc.	1,441	97,873
Xylem Inc.	8,099	406,732
		8,048,569

Industrial REITs—0.1%
DCT Industrial Trust Inc.	761	36,619
Duke Realty Corp.	2,970	78,022
EastGroup Properties Inc.	596	43,824
First Industrial Realty Trust Inc.	3,114	82,926
Monmouth Real Estate Investment Corp., Class A	1,271	18,137
Prologis Inc. REIT	21,506	1,115,731
Rexford Industrial Realty Inc.	1,314	29,591
STAG Industrial Inc.	1,590	39,782
Terreno Realty Corp.	877	24,556
		1,469,188

Insurance Brokers—0.1%
Arthur J Gallagher & Co.	7,423	419,696
Brown & Brown Inc.	954	39,801
Crawford & Co., Class B	241	2,417
eHealth Inc.	364	4,383	(a)
Marsh & McLennan Companies Inc.	21,058	1,555,976	(d)
Patriot National Inc.	265	747	(a)
		2,023,020

Integrated Oil & Gas—1.1%
Chevron Corp.	77,888	8,362,835
Exxon Mobil Corp.	170,807	14,007,882
Occidental Petroleum Corp.	31,254	1,980,253
		24,350,970

Integrated Telecommunication Services—0.8%
AT&T Inc.	252,877	10,507,039
ATN International Inc.	208	14,647
CenturyLink Inc.	21,809	514,038
Cincinnati Bell Inc.	845	14,957	(a)
Consolidated Communications Holdings Inc.	991	23,209
Fairpoint Communications Inc.	425	7,055	(a)
Frontier Communications Corp.	9,942	21,276
General Communication Inc., Class A	574	11,939	(a)
Hawaiian Telcom Holdco Inc.	118	2,703	(a)
IDT Corp., Class B	352	4,478
Verizon Communications Inc.	167,740	8,177,325
Windstream Holdings Inc.	3,642	19,849
		19,318,515

Internet & Direct Marketing Retail—0.9%
1-800-Flowers.com Inc., Class A	148	1,510	(a)
Amazon.com Inc.	16,345	14,490,496	(a)
Duluth Holdings Inc.	194	4,130	(a)
Etsy Inc.	2,111	22,440	(a)
Expedia Inc.	5,147	649,397
FTD Companies Inc.	345	6,948	(a)
Gaia Inc.	99	985	(a)
HSN Inc.	892	33,093
Lands’ End Inc.	298	6,392	(a)
Liberty TripAdvisor Holdings Inc., Class A	1,456	20,530	(a)
Netflix Inc.	17,598	2,601,160	(a)
Nutrisystem Inc.	586	32,523
Overstock.com Inc.	254	4,369	(a)
PetMed Express Inc.	401	8,076
Shutterfly Inc.	656	31,678	(a)
The Priceline Group Inc.	2,034	3,620,459	(a)
TripAdvisor Inc.	5,284	228,058	(a)
Wayfair Inc., Class A	632	25,590	(a)
		21,787,834

Internet Software & Services—1.7%
2U Inc.	734	29,110	(a)
Actua Corp.	693	9,737	(a)
Akamai Technologies Inc.	6,839	408,288	(a)
Alarm.com Holdings Inc.	205	6,302	(a)
Alphabet Inc., Class A	12,266	10,399,115	(a)
Alphabet Inc., Class C	12,195	10,116,484	(a)
Amber Road Inc.	359	2,772	(a)
Angie’s List Inc.	803	4,577	(a)
Appfolio Inc. Class A	150	4,080	(a)
Autobytel Inc.	177	2,218	(a)
Bankrate Inc.	956	9,225	(a)
Bazaarvoice Inc.	1,658	7,129	(a)
Benefitfocus Inc.	257	7,183	(a)
Blucora Inc.	787	13,615	(a)
Box Inc., Class A	988	16,114	(a)

Brightcove Inc.	606	5,393	(a)
Carbonite Inc.	361	7,328	(a)
Care.com Inc.	232	2,902	(a)
ChannelAdvisor Corp.	467	5,207	(a)
Cornerstone OnDemand Inc.	948	36,868	(a)
Coupa Software Inc.	167	4,242	(a)
DHI Group Inc.	1,018	4,021	(a)
eBay Inc.	41,214	1,383,554	(a)
Endurance International Group Holdings Inc.	1,207	9,475	(a)
Envestnet Inc.	831	26,841	(a)
Facebook Inc., Class A	96,972	13,774,873	(a)
Five9 Inc.	659	10,847	(a)
Gogo Inc.	1,134	12,474	(a)
GrubHub Inc.	1,547	50,881	(a)
GTT Communications Inc.	527	12,833	(a)
Hortonworks Inc.	811	7,956	(a)
Instructure Inc.	210	4,914	(a)
j2 Global Inc.	1,277	107,153
Limelight Networks Inc.	1,267	3,269	(a)
Liquidity Services Inc.	496	3,968	(a)
LivePerson Inc.	1,079	7,391	(a)
LogMeIn Inc.	1,438	140,205
Marchex Inc., Class B	661	1,798	(a)
MeetMe Inc.	837	4,930	(a)
MINDBODY Inc., Class A	288	7,906	(a)
New Relic Inc.	440	16,311	(a)
NIC Inc.	1,271	25,674
Numerex Corp., Class A	256	1,221	(a)
Q2 Holdings Inc.	511	17,808	(a)
QuinStreet Inc.	753	2,937	(a)
Quotient Technology Inc.	1,287	12,291	(a)
RealNetworks Inc.	415	2,009	(a)
Reis Inc.	170	3,043
RetailMeNot Inc.	784	6,350	(a)
Rightside Group Ltd.	226	2,242	(a)
Shutterstock Inc.	381	15,754	(a)
SPS Commerce Inc.	331	19,360	(a)
Stamps.com Inc.	307	36,334	(a)
TechTarget Inc.	214	1,932	(a)
The Trade Desk Inc., Class A	176	6,556	(a)
TrueCar Inc.	1,096	16,955	(a)
VeriSign Inc.	4,052	352,970	(a)
Web.com Group Inc.	852	16,444	(a)
WebMD Health Corp.	1,024	53,944	(a)
Xactly Corp.	455	5,415	(a)
XO Group Inc.	509	8,760	(a)
Yahoo! Inc.	35,876	1,665,005	(a)
		38,962,493

Investment Banking & Brokerage—0.4%
B. Riley Financial Inc.	155	2,325
BGC Partners Inc., Class A	4,253	48,314
Cowen Group Inc., Class A	531	7,938	(a)
E*TRADE Financial Corp.	12,225	426,530	(a)
Evercore Partners Inc., Class A	764	59,516
GAIN Capital Holdings Inc.	758	6,314
Greenhill & Company Inc.	545	15,969
Houlihan Lokey Inc.	402	13,849

INTL. FCStone Inc.	288	10,932	(a)
Investment Technology Group Inc.	683	13,831
KCG Holdings Inc., Class A	774	13,800	(a)
Ladenburg Thalmann Financial Services Inc.	2,143	5,315	(a)
Moelis & Co., Class A	379	14,592
Morgan Stanley	58,841	2,520,748
Piper Jaffray Cos.	281	17,942
PJT Partners Inc., Class A	341	11,966
Raymond James Financial Inc.	5,600	427,056
Stifel Financial Corp.	1,818	91,245	(a)
The Charles Schwab Corp.	49,653	2,026,339
The Goldman Sachs Group Inc.	15,247	3,502,541
Virtu Financial Inc., Class A	539	9,163
		9,246,225

IT Consulting & Other Services—0.4%
Acxiom Corp.	2,107	59,986	(a)
CACI International Inc., Class A	469	55,014	(a)
Cognizant Technology Solutions Corp., Class A	24,782	1,475,025	(a)
Computer Sciences Corp.	1,180	81,432
CSRA Inc.	6,614	193,724
EPAM Systems Inc.	891	67,288	(a)
Forrester Research Inc.	194	7,711
Gartner Inc.	690	74,513	(a)
International Business Machines Corp.	35,337	6,153,585
Leidos Holdings Inc.	1,189	60,805
ManTech International Corp., Class A	493	17,073
NCI Inc., Class A	105	1,580	(a)
Perficient Inc.	706	12,256	(a)
PFSweb Inc.	271	1,770	(a)
Science Applications International Corp.	1,145	85,188
ServiceSource International Inc.	1,215	4,714	(a)
Teradata Corp.	5,896	183,484	(a)
The Hackett Group Inc.	447	8,712
Unisys Corp.	1,013	14,131	(a)
Virtusa Corp.	553	16,712	(a)
		8,574,703

Leisure Facilities—0.0% *
ClubCorp Holdings Inc.	1,297	20,817
International Speedway Corp., Class A	737	27,232
Intrawest Resorts Holdings Inc.	321	8,028	(a)
Planet Fitness Inc., Class A	350	6,744
SeaWorld Entertainment Inc.	1,348	24,628
Speedway Motorsports Inc.	234	4,409
		91,858

Leisure Products—0.1%
Acushnet Holdings Corp.	436	7,534	(a)
American Outdoor Brands Corp.	1,099	21,771	(a)
Brunswick Corp.	742	45,410
Callaway Golf Co.	1,895	20,978
Escalade Inc.	203	2,619
Hasbro Inc.	4,503	449,489
JAKKS Pacific Inc.	275	1,513	(a)
Johnson Outdoors Inc., Class A	98	3,577
Malibu Boats Inc., Class A	367	8,239	(a)
Marine Products Corp.	125	1,359

Mattel Inc.	15,399	394,368
MCBC Holdings Inc.	148	2,393
Nautilus Inc.	617	11,260	(a)
Polaris Industries Inc.	487	40,811
Sturm Ruger & Company Inc.	374	20,028
		1,031,349

Life & Health Insurance—0.3%
Aflac Inc.	16,315	1,181,532
American Equity Investment Life Holding Co.	1,611	38,068
Citizens Inc.	936	6,955	(a)
CNO Financial Group Inc.	4,732	97,006
FBL Financial Group Inc., Class A	194	12,697
Fidelity & Guaranty Life	234	6,505
Genworth Financial Inc., Class A	13,672	56,329	(a)
Independence Holding Co.	139	2,585
Lincoln National Corp.	9,018	590,228
MetLife Inc.	44,473	2,349,064
National Western Life Group Inc., Class A	43	13,079
Primerica Inc.	1,278	105,052
Principal Financial Group Inc.	11,104	700,774
Prudential Financial Inc.	17,552	1,872,447
Torchmark Corp.	4,956	381,810
Trupanion Inc.	287	4,081	(a)
Unum Group	9,047	424,214
		7,842,426

Life Sciences Tools & Services—0.3%
Accelerate Diagnostics Inc.	464	11,229	(a)
Agilent Technologies Inc.	12,995	687,046
Albany Molecular Research Inc.	521	7,310	(a)
Bio-Rad Laboratories Inc., Class A	173	34,486	(a)
Bio-Techne Corp.	313	31,816
Cambrex Corp.	598	32,920	(a)
Charles River Laboratories International Inc.	396	35,620	(a)
ChromaDex Corp.	578	1,555	(a)
Enzo Biochem Inc.	798	6,679	(a)
Fluidigm Corp.	587	3,340	(a)
Illumina Inc.	5,928	1,011,554	(a)
INC Research Holdings Inc., Class A	779	35,717	(a)
Luminex Corp.	793	14,567
Medpace Holdings Inc.	162	4,836	(a)
Mettler-Toledo International Inc.	1,104	528,717	(a)
NanoString Technologies Inc.	296	5,882	(a)
NeoGenomics Inc.	1,061	8,371	(a)
Pacific Biosciences of California Inc.	1,184	6,121	(a)
PAREXEL International Corp.	1,393	87,912	(a)
PerkinElmer Inc.	4,946	287,165
PRA Health Sciences Inc.	412	26,875	(a)
Thermo Fisher Scientific Inc.	16,022	2,460,979
Waters Corp.	3,362	525,514	(a)
		5,856,211

Managed Healthcare—0.6%
Aetna Inc.	14,407	1,837,613
Anthem Inc.	10,842	1,793,050
Centene Corp.	7,128	507,941	(a)
Cigna Corp.	10,500	1,538,145

HealthEquity Inc.	813	34,512	(a)
Humana Inc.	6,037	1,244,467
Magellan Health Inc.	443	30,589	(a)
Molina Healthcare Inc.	1,143	52,121	(a)
UnitedHealth Group Inc.	39,622	6,498,404
Universal American Corp.	822	8,195	(a)
WellCare Health Plans Inc.	368	51,597	(a)
		13,596,634

Marine—0.0% *
Kirby Corp.	449	31,677	(a)
Matson Inc.	867	27,536
Scorpio Bulkers Inc.	1,043	9,595	(a)
		68,808

Metal & Glass Containers—0.0% *
AptarGroup Inc.	520	40,035
Ball Corp.	6,976	518,038
Greif Inc., Class A	695	38,287
Greif Inc., Class B	112	7,314
Myers Industries Inc.	439	6,958
Owens-Illinois Inc.	1,362	27,758	(a)
Silgan Holdings Inc.	312	18,520
		656,910

Mortgage REITs—0.0% *
AG Mortgage Investment Trust Inc.	593	10,704
Altisource Residential Corp.	1,062	16,195
Anworth Mortgage Asset Corp.	2,001	11,106
Apollo Commercial Real Estate Finance Inc.	1,462	27,500
Ares Commercial Real Estate Corp.	547	7,319
ARMOUR Residential REIT Inc.	699	15,874
Capstead Mortgage Corp.	1,767	18,624
CYS Investments Inc.	2,818	22,403
Dynex Capital Inc.	967	6,856
Great Ajax Corp.	272	3,550
Hannon Armstrong Sustainable Infrastructure Capital Inc.	809	16,342
Invesco Mortgage Capital Inc.	2,137	32,953
Ladder Capital Corp., Class A	778	11,234
MTGE Investment Corp.	935	15,661
New Residential Investment Corp.	5,732	97,329
New York Mortgage Trust Inc.	2,225	13,728
Orchid Island Capital Inc.	597	5,964
Owens Realty Mortgage Inc.	17	303
PennyMac Mortgage Investment Trust	1,386	24,601
Redwood Trust Inc.	1,536	25,513
Resource Capital Corp.	613	5,989
Western Asset Mortgage Capital Corp.	844	8,246
		397,994

Motorcycle Manufacturers—0.0% *
Harley-Davidson Inc.	6,962	421,201

Movies & Entertainment—0.6%
AMC Entertainment Holdings Inc., Class A	1,031	32,425
Cinemark Holdings Inc.	877	38,886
Global Eagle Entertainment Inc.	944	3,011	(a)
Liberty Media Corp.-Liberty Braves, Class A	189	4,525	(a)
Liberty Media Corp.-Liberty Braves, Class C	635	15,018	(a)

Liberty Media Corp.-Liberty Formula One, Class A	450	14,715	(a)
Liberty Media Corp.-Liberty Formula One, Class C	925	31,589	(a)
Live Nation Entertainment Inc.	1,103	33,498	(a)
Reading International Inc., Class A	333	5,175	(a)
The Walt Disney Co.	59,835	6,784,690
Time Warner Inc.	31,765	3,103,758
Twenty-First Century Fox Inc., Class A	42,894	1,389,337
Twenty-First Century Fox Inc., Class B	20,814	661,469
Viacom Inc., Class B	14,003	652,820
World Wrestling Entertainment Inc., Class A	730	16,220
		12,787,136

Multi-Line Insurance—0.2%
American Financial Group Inc.	609	58,111
American International Group Inc.	38,071	2,376,773
Assurant Inc.	2,569	245,776
Horace Mann Educators Corp.	761	31,239
Kemper Corp.	1,151	45,925
Loews Corp.	11,597	542,392
National General Holdings Corp.	969	23,023
The Hartford Financial Services Group Inc.	16,046	771,331
		4,094,570

Multi-Sector Holdings—0.6%
Berkshire Hathaway Inc., Class B	78,243	13,041,543	(a)
FNFV Group	1,321	17,503	(a)
Leucadia National Corp.	14,667	381,342
PICO Holdings Inc.	421	5,894	(a)
		13,446,282

Multi-Utilities—0.4%
Ameren Corp.	9,749	532,198
Avista Corp.	1,156	45,142
Black Hills Corp.	1,401	93,124
CenterPoint Energy Inc.	17,167	473,294
CMS Energy Corp.	11,213	501,670
Consolidated Edison Inc.	12,360	959,878
Dominion Resources Inc.	25,688	1,992,618
DTE Energy Co.	7,659	782,060
MDU Resources Group Inc.	1,636	44,777
NiSource Inc.	14,814	352,425
NorthWestern Corp.	1,300	76,310
Public Service Enterprise Group Inc.	20,461	907,445
SCANA Corp.	5,859	382,886
Sempra Energy	10,191	1,126,106
Unitil Corp.	278	12,518
Vectren Corp.	688	40,324
WEC Energy Group Inc.	12,778	774,730
		9,097,505

Office REITs—0.1%
Alexandria Real Estate Equities Inc.	3,900	431,028
Boston Properties Inc.	6,264	829,416
Corporate Office Properties Trust	813	26,910
Cousins Properties Inc.	10,396	85,975
Douglas Emmett Inc.	1,210	46,464
Easterly Government Properties Inc.	637	12,606
Franklin Street Properties Corp.	1,965	23,855
Government Properties Income Trust	1,404	29,386

Highwoods Properties Inc.	846	41,564
Hudson Pacific Properties Inc.	2,341	81,092
Kilroy Realty Corp.	816	58,817
Mack-Cali Realty Corp.	2,466	66,434
NorthStar Realty Europe Corp.	1,010	11,706
Parkway Inc.	850	16,907
SL Green Realty Corp.	4,035	430,212
Tier REIT Inc.	956	16,596
Vornado Realty Trust	7,067	708,891
		2,917,859

Office Services & Supplies—0.0% *
ACCO Brands Corp.	2,132	28,036	(a)
ARC Document Solutions Inc.	849	2,929	(a)
Essendant Inc.	742	11,241
Herman Miller Inc.	1,624	51,237
HNI Corp.	1,239	57,106
Interface Inc.	1,301	24,784
Kimball International Inc., Class B	741	12,227
Knoll Inc.	964	22,953
MSA Safety Inc.	850	60,086
NL Industries Inc.	176	1,135	(a)
Pitney Bowes Inc.	1,532	20,085
Steelcase Inc., Class A	1,731	28,994
West Corp.	864	21,099
		341,912

Oil & Gas Drilling—0.0% *
Atwood Oceanics Inc.	1,234	11,760	(a)
Diamond Offshore Drilling Inc.	544	9,090	(a)
Helmerich & Payne Inc.	4,884	325,128
Independence Contract Drilling Inc.	607	3,345	(a)
Nabors Industries Ltd.	2,354	30,767
Parker Drilling Co.	2,400	4,200	(a)
Patterson-UTI Energy Inc.	1,372	33,298
Pioneer Energy Services Corp.	1,279	5,116	(a)
Rowan Companies PLC, Class A	1,045	16,281	(a)
Unit Corp.	1,014	24,498	(a)
		463,483

Oil & Gas Equipment & Services—0.4%
Archrock Inc.	1,401	17,372
Baker Hughes Inc.	17,241	1,031,357
Bristow Group Inc.	682	10,373
CARBO Ceramics Inc.	394	5,138	(a)
Dawson Geophysical Co.	401	2,230	(a)
Dril-Quip Inc.	314	17,129	(a)
Era Group Inc.	402	5,330	(a)
Exterran Corp.	630	19,813	(a)
Fairmount Santrol Holdings Inc.	1,496	10,966	(a)
Forum Energy Technologies Inc.	1,202	24,881	(a)
Geospace Technologies Corp.	263	4,268	(a)
Halliburton Co.	35,434	1,743,707
Helix Energy Solutions Group Inc.	2,247	17,459	(a)
Hornbeck Offshore Services Inc.	660	2,924	(a)
Keane Group Inc.	596	8,523	(a)
Matrix Service Co.	535	8,827	(a)
McDermott International Inc.	4,553	30,733	(a)

National Oilwell Varco Inc.	15,165	607,965
Natural Gas Services Group Inc.	245	6,382	(a)
Newpark Resources Inc.	1,666	13,495	(a)
Oceaneering International Inc.	824	22,314
Oil States International Inc.	1,400	46,410	(a)
PHI Inc.	19	228	(a)
RigNet Inc.	255	5,470	(a)
Schlumberger Ltd.	57,265	4,472,396
SEACOR Holdings Inc.	315	21,795	(a)
Smart Sand Inc.	228	3,705	(a)
Superior Energy Services Inc.	1,275	18,181	(a)
Tesco Corp.	871	7,012	(a)
TETRA Technologies Inc.	1,871	7,615	(a)
Tidewater Inc.	970	1,115	(a)
U.S. Silica Holdings Inc.	1,444	69,298
Willbros Group Inc.	851	2,332	(a)
		8,266,743

Oil & Gas Exploration & Production—0.6%
Abraxas Petroleum Corp.	2,099	4,240	(a)
Anadarko Petroleum Corp.	22,760	1,411,120
Apache Corp.	16,163	830,617
Bill Barrett Corp.	986	4,486	(a)
Cabot Oil & Gas Corp.	21,027	502,756
California Resources Corp.	639	9,610	(a)
Callon Petroleum Co.	3,582	47,139	(a)
Carrizo Oil & Gas Inc.	1,117	32,013	(a)
Chesapeake Energy Corp.	29,503	175,248	(a)
Cimarex Energy Co.	3,793	453,226
Clayton Williams Energy Inc.	121	15,982	(a)
Cobalt International Energy Inc.	8,179	4,363	(a)
Concho Resources Inc.	6,026	773,377	(a)
ConocoPhillips	50,625	2,524,669
Contango Oil & Gas Co.	449	3,287	(a)
Denbury Resources Inc.	7,062	18,220	(a)
Devon Energy Corp.	21,164	882,962
Earthstone Energy Inc.	35	447	(a)
Eclipse Resources Corp.	1,210	3,073	(a)
Energen Corp.	809	44,042	(a)
EOG Resources Inc.	23,617	2,303,838
EP Energy Corp., Class A	772	3,667	(a)
EQT Corp.	7,700	470,470
Erin Energy Corp.	422	1,013	(a)
Evolution Petroleum Corp.	511	4,088
EXCO Resources Inc.	2,832	1,756	(a)
Gulfport Energy Corp.	1,306	22,450	(a)
Hess Corp.	10,770	519,222
Isramco Inc.	13	1,523	(a)
Jagged Peak Energy Inc.	612	7,980	(a)
Jones Energy Inc., Class A	1,098	2,801	(a)
Marathon Oil Corp.	33,852	534,862
Matador Resources Co.	1,582	37,636	(a)
Murphy Oil Corp.	7,316	209,164
Newfield Exploration Co.	8,911	328,905	(a)
Noble Energy Inc.	17,420	598,203
Northern Oil and Gas Inc.	939	2,441	(a)
Oasis Petroleum Inc.	4,475	63,813	(a)

Panhandle Oil and Gas Inc., Class A	297	5,702
PDC Energy Inc.	1,041	64,906	(a)
Pioneer Natural Resources Co.	6,867	1,278,841
QEP Resources Inc.	2,016	25,623	(a)
Range Resources Corp.	8,496	247,234
Ring Energy Inc.	722	7,812	(a)
RSP Permian Inc.	1,830	75,817	(a)
Sanchez Energy Corp.	1,125	10,732	(a)
SM Energy Co.	796	19,120
Southwestern Energy Co.	22,307	182,248	(a)
SRC Energy Inc.	3,486	29,422	(a)
W&T Offshore Inc.	631	1,748	(a)
WildHorse Resource Development Corp.	383	4,764	(a)
WPX Energy Inc.	3,297	44,147	(a)
		14,852,825

Oil & Gas Refining & Marketing—0.2%
Adams Resources & Energy Inc.	39	1,457
Alon USA Energy Inc.	644	7,850
Clean Energy Fuels Corp.	1,753	4,470	(a)
CVR Energy Inc.	324	6,506
Delek US Holdings Inc.	1,241	30,119
Green Plains Inc.	727	17,993
HollyFrontier Corp.	1,475	41,802
Marathon Petroleum Corp.	21,404	1,081,758
Pacific Ethanol Inc.	556	3,809	(a)
Par Pacific Holdings Inc.	354	5,838	(a)
Phillips 66	17,990	1,425,168
Renewable Energy Group Inc.	729	7,618	(a)
REX American Resources Corp.	114	10,316	(a)
Tesoro Corp.	4,604	373,200
Valero Energy Corp.	18,325	1,214,764
Western Refining Inc.	2,242	78,627
World Fuel Services Corp.	581	21,061
		4,332,356

Oil & Gas Storage & Transportation—0.1%
Dorian LPG Ltd.	488	5,139	(a)
GasLog Ltd.	823	12,633
Gener8 Maritime Inc.	799	4,530	(a)
International Seaways Inc.	128	2,448	(a)
Kinder Morgan Inc.	78,388	1,704,155
Nordic American Tankers Ltd.	1,750	14,315
ONEOK Inc.	8,357	463,312
Overseas Shipholding Group Inc., Class A	385	1,486
SemGroup Corp., Class A	1,254	45,144
Ship Finance International Ltd.	1,206	17,728
The Williams Companies Inc.	35,200	1,041,568
		3,312,458

Other Diversified Financial Services—0.0% *
Tiptree Inc.	455	3,322

Packaged Foods & Meats—0.5%
AdvancePierre Foods Holdings Inc.	431	13,434
Amplify Snack Brands Inc.	588	4,939	(a)
B&G Foods Inc.	1,247	50,192
Cal-Maine Foods Inc.	623	22,926
Calavo Growers Inc.	310	18,786

Campbell Soup Co.	7,885	451,338
Conagra Brands Inc.	16,642	671,338
Dean Foods Co.	2,469	48,541
Farmer Brothers Co.	161	5,691	(a)
Flowers Foods Inc.	1,516	29,426
Freshpet Inc.	458	5,038	(a)
General Mills Inc.	23,688	1,397,829
Hormel Foods Corp.	11,108	384,670
Inventure Foods Inc.	381	1,684	(a)
J&J Snack Foods Corp.	283	38,364
John B Sanfilippo & Son Inc.	171	12,516
Kellogg Co.	10,202	740,767
Lamb Weston Holdings Inc.	1,156	48,621
Lancaster Colony Corp.	505	65,064
Landec Corp.	537	6,444	(a)
Lifeway Foods Inc.	73	783	(a)
McCormick & Company Inc.	4,491	438,097
Mead Johnson Nutrition Co.	7,328	652,778
Mondelez International Inc., Class A	62,606	2,697,067
Omega Protein Corp.	442	8,862
Post Holdings Inc.	539	47,173	(a)
Sanderson Farms Inc.	376	39,044
Seaboard Corp.	5	20,847
Seneca Foods Corp., Class A	129	4,657	(a)
Snyder’s-Lance Inc.	2,192	88,360
The Hain Celestial Group Inc.	870	32,364	(a)
The Hershey Co.	5,772	630,591
The JM Smucker Co.	4,964	650,681
The Kraft Heinz Co.	24,440	2,219,397
The WhiteWave Foods Co., Class A	1,480	83,102	(a)
Tootsie Roll Industries Inc.	497	18,581
TreeHouse Foods Inc.	476	40,298	(a)
Tyson Foods Inc., Class A	11,547	712,565
		12,402,855

Paper Packaging—0.1%
Avery Dennison Corp.	4,016	323,689
Bemis Company Inc.	771	37,671
International Paper Co.	16,929	859,655
Multi Packaging Solutions International Ltd.	423	7,593	(a)
Packaging Corporation of America	787	72,105
Sealed Air Corp.	8,691	378,754
Sonoco Products Co.	826	43,712
UFP Technologies Inc.	127	3,289	(a)
WestRock Co.	10,333	537,626
		2,264,094

Paper Products—0.0% *
Clearwater Paper Corp.	339	18,984	(a)
Domtar Corp.	530	19,356
KapStone Paper and Packaging Corp.	1,623	37,491
Neenah Paper Inc.	332	24,800
PH Glatfelter Co.	874	19,001
Schweitzer-Mauduit International Inc.	608	25,183
		144,815

Personal Products—0.1%
Avon Products Inc.	12,374	54,446	(a)
Coty Inc., Class A	21,301	386,187

Edgewell Personal Care Co.	474	34,668	(a)
elf Beauty Inc.	188	5,414	(a)
Inter Parfums Inc.	351	12,829
Lifevantage Corp.	272	1,461	(a)
Medifast Inc.	210	9,318
Natural Health Trends Corp.	150	4,335
Nature’s Sunshine Products Inc.	183	1,830
Nu Skin Enterprises Inc., Class A	406	22,549
Nutraceutical International Corp.	163	5,077
Revlon Inc., Class A	232	6,461	(a)
Synutra International Inc.	366	2,178	(a)
The Estee Lauder Companies Inc., Class A	9,187	778,966
USANA Health Sciences Inc.	208	11,981	(a)
		1,337,700

Pharmaceuticals—1.8%
AcelRx Pharmaceuticals Inc.	701	2,208	(a)
Aclaris Therapeutics Inc.	182	5,427	(a)
Aerie Pharmaceuticals Inc.	482	21,859	(a)
Agile Therapeutics Inc.	236	756	(a)
Akorn Inc.	730	17,578	(a)
Allergan PLC	13,790	3,294,707
Amphastar Pharmaceuticals Inc.	712	10,324	(a)
Ampio Pharmaceuticals Inc.	1,274	1,019	(a)
ANI Pharmaceuticals Inc.	159	7,872	(a)
Aratana Therapeutics Inc.	671	3,556	(a)
Axsome Therapeutics Inc.	180	702	(a)
Bio-Path Holdings Inc.	1,689	1,397	(a)
Bristol-Myers Squibb Co.	68,738	3,737,972
Catalent Inc.	2,842	80,485	(a)
Cempra Inc.	867	3,251	(a)
Clearside Biomedical Inc.	164	1,302	(a)
Collegium Pharmaceutical Inc.	270	2,716	(a)
Corcept Therapeutics Inc.	1,502	16,462	(a)
Depomed Inc.	1,223	15,349	(a)
Dermira Inc.	470	16,032	(a)
Durect Corp.	2,560	2,688	(a)
Egalet Corp.	443	2,259	(a)
Eli Lilly & Co.	39,818	3,349,092
Endocyte Inc.	764	1,963	(a)
Flex Pharma Inc.	215	946	(a)
Heska Corp.	121	12,703	(a)
Horizon Pharma PLC	2,960	43,749	(a)
Impax Laboratories Inc.	1,468	18,570	(a)
Innoviva Inc.	1,626	22,488	(a)
Intersect ENT Inc.	515	8,832	(a)
Intra-Cellular Therapies Inc.	686	11,148	(a)
Johnson & Johnson	111,793	13,923,818
Lannett Company Inc.	560	12,516	(a)
Lipocine Inc.	291	1,135	(a)
Mallinckrodt PLC	4,828	215,184	(a)
Merck & Company Inc.	113,012	7,180,783
Mylan N.V.	19,790	771,612	(a)
MyoKardia Inc.	227	2,985	(a)
Nektar Therapeutics	2,832	66,467	(a)
Neos Therapeutics Inc.	278	2,002	(a)
Ocular Therapeutix Inc.	319	2,960	(a)
Omeros Corp.	777	11,748	(a)

Pacira Pharmaceuticals Inc.	701	31,966	(a)
Paratek Pharmaceuticals Inc.	362	6,969	(a)
Pfizer Inc.	244,955	8,379,911
Phibro Animal Health Corp., Class A	379	10,650
Prestige Brands Holdings Inc.	1,406	78,117	(a)
Reata Pharmaceuticals Inc., Class A	106	2,401	(a)
Revance Therapeutics Inc.	413	8,590	(a)
SciClone Pharmaceuticals Inc.	1,007	9,869	(a)
Sucampo Pharmaceuticals Inc., Class A	472	5,192	(a)
Supernus Pharmaceuticals Inc.	939	29,391	(a)
Teligent Inc.	826	6,451	(a)
Tetraphase Pharmaceuticals Inc.	738	6,782	(a)
The Medicines Co.	1,285	62,837	(a)
TherapeuticsMD Inc.	3,005	21,636	(a)
Titan Pharmaceuticals Inc.	363	1,198	(a)
WaVe Life Sciences Ltd.	149	4,098	(a)
Zoetis Inc.	19,966	1,065,585
Zogenix Inc.	499	5,414	(a)
		42,643,679

Precious Metals & Minerals—0.0% *
Stillwater Mining Co.	2,328	40,205	(a)

Property & Casualty Insurance—0.2%
Ambac Financial Group Inc.	904	17,049	(a)
AMERISAFE Inc.	379	24,597
Atlas Financial Holdings Inc.	214	2,921	(a)
Baldwin & Lyons Inc., Class B	179	4,377
Cincinnati Financial Corp.	5,971	431,524
Donegal Group Inc., Class A	163	2,872
EMC Insurance Group Inc.	168	4,714
Employers Holdings Inc.	646	24,516
Federated National Holding Co.	257	4,480
First American Financial Corp.	922	36,216
Hallmark Financial Services Inc.	283	3,127	(a)
HCI Group Inc.	185	8,432
Heritage Insurance Holdings Inc.	546	6,972
Infinity Property & Casualty Corp.	215	20,533
Investors Title Co.	28	4,428
Kinsale Capital Group Inc.	133	4,261
MBIA Inc.	2,646	22,412	(a)
Mercury General Corp.	303	18,480
Old Republic International Corp.	2,035	41,677
OneBeacon Insurance Group Ltd., Class A	399	6,384
RLI Corp.	731	43,875
Safety Insurance Group Inc.	289	20,259
Selective Insurance Group Inc.	1,021	48,140
State Auto Financial Corp.	310	8,510
State National Companies Inc.	627	9,029
Stewart Information Services Corp.	457	20,190
The Allstate Corp.	14,816	1,207,356
The Hanover Insurance Group Inc.	358	32,241
The Navigators Group Inc.	444	24,109
The Progressive Corp.	23,872	935,305
The Travelers Companies Inc.	11,436	1,378,495
United Fire Group Inc.	431	18,434
United Insurance Holdings Corp.	350	5,583
Universal Insurance Holdings Inc.	668	16,366
WR Berkley Corp.	811	57,281
		4,515,145

Publishing—0.0% *
Daily Journal Corp.	22	4,714	(a)
Gannett Company Inc.	2,364	19,810
John Wiley & Sons Inc., Class A	375	20,175
Meredith Corp.	1,016	65,634
New Media Investment Group Inc.	781	11,098
News Corp., Class A	17,200	223,600
News Corp., Class B	5,375	72,562
Scholastic Corp.	536	22,818
The New York Times Co., Class A	3,367	48,485
Time Inc.	2,760	53,406
tronc Inc.	541	7,531	(a)
		549,833

Railroads—0.3%
CSX Corp.	37,855	1,762,150
Genesee & Wyoming Inc., Class A	513	34,812	(a)
Kansas City Southern	4,346	372,713
Norfolk Southern Corp.	11,874	1,329,532
Union Pacific Corp.	33,447	3,542,706
		7,041,913

Real Estate Development—0.0% *
Forestar Group Inc.	678	9,255	(a)
Stratus Properties Inc.	122	3,343
		12,598

Real Estate Operating Companies—0.0% *
FRP Holdings Inc.	127	5,080	(a)
Kennedy-Wilson Holdings Inc.	1,549	34,388
Trinity Place Holdings Inc.	367	2,683	(a)
		42,151

Real Estate Services—0.0% *
CBRE Group Inc., Class A	11,880	413,305	(a)
HFF Inc. REIT, Class A	722	19,978
Jones Lang LaSalle Inc.	379	42,239
Marcus & Millichap Inc.	308	7,571	(a)
RE/MAX Holdings Inc., Class A	356	21,164
		504,257

Regional Banks—0.7%
1st Source Corp.	314	14,742
Access National Corp.	168	5,043
ACNB Corp.	119	3,433
Allegiance Bancshares Inc.	220	8,184	(a)
American National Bankshares Inc.	166	6,183
Ameris Bancorp.	681	31,394
Ames National Corp.	174	5,324
Arrow Financial Corp.	227	7,695
Associated Banc-Corp.	1,252	30,549
Atlantic Capital Bancshares Inc.	346	6,557	(a)
Banc of California Inc.	981	20,307
BancFirst Corp.	157	14,114
BancorpSouth Inc.	2,369	71,662
Bank of Hawaii Corp.	358	29,485
Bank of Marin Bancorp.	119	7,658
Bank of the Ozarks Inc.	2,444	127,112
Bankwell Financial Group Inc.	110	3,783

Banner Corp.	600	33,384
Bar Harbor Bankshares	290	9,577
BB&T Corp.	32,954	1,473,044
Berkshire Hills Bancorp Inc.	617	22,243
Blue Hills Bancorp Inc.	487	8,693
BNC Bancorp	786	27,549
Boston Private Financial Holdings Inc.	1,529	25,076
Bridge Bancorp Inc.	335	11,725
Brookline Bancorp Inc.	1,394	21,816
Bryn Mawr Bank Corp.	334	13,193
C&F Financial Corp.	62	2,871
Camden National Corp.	304	13,388
Capital Bank Financial Corp., Class A	444	19,270
Capital City Bank Group Inc.	221	4,727
Cardinal Financial Corp.	633	18,952
Carolina Financial Corp.	200	6,000
Cascade Bancorp	621	4,788	(a)
Cathay General Bancorp.	1,963	73,966
CenterState Banks Inc.	931	24,113
Central Pacific Financial Corp.	604	18,446
Central Valley Community Bancorp	178	3,649
Century Bancorp Inc., Class A	55	3,345
Chemical Financial Corp.	1,798	91,968
Chemung Financial Corp.	55	2,173
Citizens & Northern Corp.	239	5,564
Citizens Financial Group Inc.	20,985	725,032
City Holding Co.	295	19,022
CNB Financial Corp.	281	6,713
CoBiz Financial Inc.	753	12,650
Codorus Valley Bancorp Inc.	159	4,120
Columbia Banking System Inc.	1,114	43,435
Commerce Bancshares Inc.	724	40,660
Community Bank System Inc.	827	45,468
Community Trust Bancorp Inc.	306	13,999
ConnectOne Bancorp Inc.	572	13,871
County Bancorp Inc.	84	2,441
CU Bancorp	322	12,767	(a)
Cullen/Frost Bankers Inc.	472	41,994
Customers Bancorp Inc.	487	15,355	(a)
CVB Financial Corp.	1,971	43,539
Eagle Bancorp Inc.	576	34,387	(a)
East West Bancorp Inc.	1,204	62,138
Enterprise Bancorp Inc.	170	5,909
Enterprise Financial Services Corp.	384	16,282
Equity Bancshares Inc., Class A	97	3,082	(a)
Farmers Capital Bank Corp.	144	5,818
Farmers National Banc Corp.	506	7,261
FB Financial Corp.	129	4,561	(a)
FCB Financial Holdings Inc., Class A	598	29,631	(a)
Fidelity Southern Corp.	420	9,400
Fifth Third Bancorp	32,250	819,150
Financial Institutions Inc.	280	9,226
First Bancorp Inc.	207	5,641
First Bancorp/Southern Pines NC	394	11,540
First Busey Corp.	624	18,346
First Business Financial Services Inc.	163	4,231
First Citizens BancShares Inc., Class A	145	48,629

First Commonwealth Financial Corp.	1,786	23,682
First Community Bancshares Inc.	315	7,866
First Community Financial Partners Inc.	266	3,392	(a)
First Connecticut Bancorp Inc.	275	6,820
First Financial Bancorp.	1,151	31,595
First Financial Bankshares Inc.	1,157	46,396
First Financial Corp.	201	9,547
First Financial Northwest Inc.	175	3,092
First Foundation Inc.	516	8,003	(a)
First Horizon National Corp.	1,928	35,668
First Internet Bancorp	105	3,098
First Interstate Bancsystem Inc., Class A	394	15,622
First Merchants Corp.	815	32,046
First Mid-Illinois Bancshares Inc.	139	4,704
First Midwest Bancorp Inc.	1,707	40,422
First NBC Bank Holding Co.	320	1,280	(a)
First Northwest Bancorp	210	3,255	(a)
Flushing Financial Corp.	557	14,967
FNB Corp.	8,924	132,700
Franklin Financial Network Inc.	187	7,246	(a)
Fulton Financial Corp.	4,587	81,878
German American Bancorp Inc.	285	13,492
Glacier Bancorp Inc.	1,484	50,352
Great Southern Bancorp Inc.	216	10,908
Great Western Bancorp Inc.	1,134	48,093
Green Bancorp Inc.	425	7,565	(a)
Guaranty Bancorp	299	7,281
Hancock Holding Co.	2,314	105,403
Hanmi Financial Corp.	631	19,403
HarborOne Bancorp Inc.	291	5,526	(a)
Heartland Financial USA Inc.	440	21,978
Heritage Commerce Corp.	525	7,402
Heritage Financial Corp.	594	14,701
Heritage Oaks Bancorp	488	6,515
Hilltop Holdings Inc.	1,430	39,282
Home BancShares Inc.	2,213	59,906
HomeTrust Bancshares Inc.	322	7,567	(a)
Hope Bancorp Inc.	2,499	47,906
Horizon Bancorp	358	9,387
Huntington Bancshares Inc.	45,960	615,404
IBERIABANK Corp.	968	76,569
Independent Bank Corp.	404	8,363
Independent Bank Corp.	518	33,670
Independent Bank Group Inc.	223	14,339
International Bancshares Corp.	1,522	53,879
Investors Bancorp Inc.	5,666	81,477
KeyCorp	43,295	769,785
Lakeland Bancorp Inc.	788	15,445
Lakeland Financial Corp.	483	20,827
LCNB Corp.	180	4,293
LegacyTexas Financial Group Inc.	835	33,316
Live Oak Bancshares Inc.	398	8,617
M&T Bank Corp.	6,287	972,788
Macatawa Bank Corp.	536	5,296
MainSource Financial Group Inc.	464	15,280
MB Financial Inc.	2,071	88,680
MBT Financial Corp.	362	4,109

Mercantile Bank Corp.	320	11,008
Merchants Bancshares Inc.	117	5,698
Middleburg Financial Corp.	92	3,684
Midland States Bancorp Inc.	59	2,029
MidWestOne Financial Group Inc.	166	5,692
MutualFirst Financial Inc.	105	3,313
National Bank Holdings Corp., Class A	463	15,047
National Bankshares Inc.	137	5,144
National Commerce Corp.	167	6,112	(a)
NBT Bancorp Inc.	797	29,545
Nicolet Bankshares Inc.	151	7,148	(a)
Northrim BanCorp Inc.	136	4,087
OFG Bancorp	880	10,384
Old Line Bancshares Inc.	166	4,728
Old National Bancorp	2,557	44,364
Old Second Bancorp Inc.	574	6,457
Opus Bank	333	6,710
Pacific Continental Corp.	401	9,824
Pacific Premier Bancorp Inc.	680	26,214	(a)
PacWest Bancorp	992	52,834
Park National Corp.	266	27,983
Park Sterling Corp.	1,041	12,815
Peapack Gladstone Financial Corp.	317	9,380
Penns Woods Bancorp Inc.	95	4,128
People’s United Financial Inc.	14,049	255,692
People’s Utah Bancorp	262	6,930
Peoples Bancorp Inc.	321	10,163
Peoples Financial Services Corp.	138	5,768
Pinnacle Financial Partners Inc.	899	59,739
Preferred Bank	242	12,986
Premier Financial Bancorp Inc.	191	4,017
PrivateBancorp Inc.	2,157	128,061
Prosperity Bancshares Inc.	1,851	129,033
QCR Holdings Inc.	235	9,952
Regions Financial Corp.	49,575	720,325
Renasant Corp.	817	32,427
Republic Bancorp Inc., Class A	191	6,568
Republic First Bancorp Inc.	678	5,627	(a)
S&T Bancorp Inc.	689	23,839
Sandy Spring Bancorp Inc.	472	19,347
Seacoast Banking Corporation of Florida	589	14,124	(a)
ServisFirst Bancshares Inc.	866	31,505
Shore Bancshares Inc.	250	4,177
Sierra Bancorp	237	6,501
Signature Bank	448	66,479	(a)
Simmons First National Corp., Class A	551	30,388
South State Corp.	473	42,263
Southern First Bancshares Inc.	112	3,657	(a)
Southern National Bancorp of Virginia Inc.	226	3,826
Southside Bancshares Inc.	491	16,483
Southwest Bancorp Inc.	360	9,414
State Bank Financial Corp.	703	18,362
Sterling Bancorp	2,469	58,515
Stock Yards Bancorp Inc.	428	17,398
Stonegate Bank	226	10,642
Summit Financial Group Inc.	166	3,576
Sun Bancorp Inc.	209	5,100
SunTrust Banks Inc.	19,984	1,105,115

SVB Financial Group	437	81,321	(a)
Synovus Financial Corp.	1,019	41,799
TCF Financial Corp.	1,413	24,049
Texas Capital Bancshares Inc.	1,365	113,909	(a)
The Bancorp Inc.	713	3,636	(a)
The First of Long Island Corp.	429	11,604
The PNC Financial Services Group Inc.	19,869	2,389,049
Tompkins Financial Corp.	290	23,359
TowneBank	1,051	34,052
Trico Bancshares	405	14,390
TriState Capital Holdings Inc.	439	10,251	(a)
Triumph Bancorp Inc.	309	7,972	(a)
Trustmark Corp.	1,856	59,002
UMB Financial Corp.	1,232	92,782
Umpqua Holdings Corp.	6,053	107,380
Union Bankshares Corp.	868	30,536
Union Bankshares Inc.	78	3,350
United Bankshares Inc.	1,343	56,742
United Community Banks Inc.	1,323	36,634
Univest Corporation of Pennsylvania	499	12,924
Valley National Bancorp	6,990	82,482
Veritex Holdings Inc.	164	4,612	(a)
Washington Trust Bancorp Inc.	300	14,790
WashingtonFirst Bankshares Inc.	165	4,620
Webster Financial Corp.	2,510	125,600
WesBanco Inc.	800	30,488
West Bancorporation Inc.	325	7,459
Westamerica Bancorporation	496	27,692
Wintrust Financial Corp.	1,432	98,980
Xenith Bankshares Inc.	129	3,273	(a)
Zions Bancorporation	8,371	351,582
		15,385,772

Reinsurance—0.0% *
Alleghany Corp.	129	79,291	(a)
Enstar Group Ltd.	215	41,129	(a)
Everest Re Group Ltd.	339	79,262
Greenlight Capital Re Ltd., Class A	583	12,884	(a)
Maiden Holdings Ltd.	1,195	16,730
Reinsurance Group of America Inc.	537	68,188
WMIH Corp.	4,068	5,899	(a)
		303,383

Renewable Electricity—0.0% *
Ormat Technologies Inc.	692	39,499
Pattern Energy Group Inc.	1,274	25,646
TerraForm Global Inc., Class A	1,843	8,846
TerraForm Power Inc., Class A	1,764	21,821	(a)
Vivint Solar Inc.	358	1,002	(a)
		96,814

Research & Consulting Services—0.1%
Acacia Research Corp.	1,007	5,790	(a)
CBIZ Inc.	981	13,293	(a)
CEB Inc.	876	68,854
Cogint Inc.	233	1,083	(a)
CRA International Inc.	170	6,006
Equifax Inc.	4,852	663,462
Exponent Inc.	507	30,192

Franklin Covey Co.	207	4,181	(a)
FTI Consulting Inc.	1,178	48,498	(a)
Hill International Inc.	639	2,652	(a)
Huron Consulting Group Inc.	429	18,061	(a)
ICF International Inc.	356	14,703	(a)
Mistras Group Inc.	343	7,333	(a)
Navigant Consulting Inc.	942	21,534	(a)
Nielsen Holdings PLC	14,289	590,279
Resources Connection Inc.	510	8,542
RPX Corp.	997	11,964	(a)
The Advisory Board Co.	771	36,083	(a)
The Dun & Bradstreet Corp.	1,641	177,130
Verisk Analytics Inc.	6,204	503,393	(a)
		2,233,033

Residential REITs—0.2%
American Campus Communities Inc.	1,110	52,825
Apartment Investment & Management Co., Class A	7,070	313,555
AvalonBay Communities Inc.	5,607	1,029,445
Bluerock Residential Growth REIT Inc.	381	4,690
Camden Property Trust	728	58,575
Colony Starwood Homes	1,387	47,089
Education Realty Trust Inc.	2,046	83,579
Equity Residential	15,630	972,499
Essex Property Trust Inc.	2,759	638,791
Independence Realty Trust Inc.	1,104	10,344
Mid-America Apartment Communities Inc.	4,500	457,830
Monogram Residential Trust Inc.	3,165	31,555
NexPoint Residential Trust Inc.	358	8,649
Preferred Apartment Communities Inc., Class A	439	5,799
Silver Bay Realty Trust Corp.	668	14,342
UDR Inc.	11,982	434,467
UMH Properties Inc.	493	7,499
		4,171,533

Restaurants—0.5%
Biglari Holdings Inc.	20	8,640	(a)
BJ’s Restaurants Inc.	467	18,867	(a)
Bloomin’ Brands Inc.	1,981	39,085
Bob Evans Farms Inc.	399	25,883
Bojangles’ Inc.	197	4,039	(a)
Brinker International Inc.	405	17,804
Buffalo Wild Wings Inc.	493	75,306	(a)
Carrols Restaurant Group Inc.	676	9,565	(a)
Chipotle Mexican Grill Inc.	1,216	541,752	(a)
Chuy’s Holdings Inc.	327	9,745	(a)
Cracker Barrel Old Country Store Inc.	551	87,747
Darden Restaurants Inc.	5,505	460,603
Dave & Buster’s Entertainment Inc.	722	44,107	(a)
Del Frisco’s Restaurant Group Inc.	477	8,610	(a)
Del Taco Restaurants Inc.	463	6,139	(a)
Denny’s Corp.	1,515	18,741	(a)
DineEquity Inc.	348	18,938
Domino’s Pizza Inc.	402	74,089
Dunkin’ Brands Group Inc.	765	41,830
El Pollo Loco Holdings Inc.	410	4,900	(a)
Fiesta Restaurant Group Inc.	537	12,995	(a)
Fogo De Chao Inc.	121	1,966	(a)

J. Alexander’s Holdings Inc.	273	2,744	(a)
Jack in the Box Inc.	866	88,090
Jamba Inc.	242	2,190	(a)
Kona Grill Inc.	170	1,071	(a)
Luby’s Inc.	349	1,085	(a)
McDonald’s Corp.	33,677	4,364,876
Nathan’s Famous Inc.	58	3,634	(a)
Noodles & Co.	224	1,288	(a)
Panera Bread Co., Class A	178	46,613	(a)
Papa John’s International Inc.	709	56,748
Potbelly Corp.	479	6,658	(a)
Red Robin Gourmet Burgers Inc.	236	13,794	(a)
Ruby Tuesday Inc.	1,190	3,344	(a)
Ruth’s Hospitality Group Inc.	641	12,852
Shake Shack Inc., Class A	317	10,588	(a)
Sonic Corp.	833	21,125
Starbucks Corp.	59,796	3,491,488
Texas Roadhouse Inc.	1,830	81,490
The Cheesecake Factory Inc.	1,245	78,883
The Habit Restaurants Inc., Class A	276	4,885	(a)
The Wendy’s Co.	1,597	21,735
Wingstop Inc.	314	8,880
Yum China Holdings Inc.	12,267	333,662	(a)
Yum! Brands Inc.	14,358	917,476
Zoe’s Kitchen Inc.	384	7,104	(a)
		11,113,654

Retail REITs—0.2%
Acadia Realty Trust	1,546	46,473
Agree Realty Corp.	455	21,822
Alexander’s Inc.	42	18,138
CBL & Associates Properties Inc.	3,312	31,596
Cedar Realty Trust Inc.	1,656	8,313
Federal Realty Investment Trust	3,158	421,593
Getty Realty Corp.	530	13,393
GGP Inc.	23,330	540,789
Kimco Realty Corp.	18,987	419,423
Kite Realty Group Trust	1,558	33,497
National Retail Properties Inc.	1,223	53,347
Pennsylvania Real Estate Investment Trust	1,370	20,742
Ramco-Gershenson Properties Trust	1,576	22,096
Realty Income Corp.	10,997	654,651
Regency Centers Corp.	6,400	424,896
Retail Opportunity Investments Corp.	2,087	43,890
Saul Centers Inc.	185	11,400
Seritage Growth Properties REIT, Class A	500	21,575
Simon Property Group Inc.	13,129	2,258,582
Tanger Factory Outlet Centers Inc.	794	26,019
Taubman Centers Inc.	508	33,538
The Macerich Co.	5,453	351,173
Urban Edge Properties	2,483	65,303
Urstadt Biddle Properties Inc., Class A	522	10,732
Washington Prime Group Inc.	4,892	42,512
Weingarten Realty Investors	992	33,123
Whitestone REIT	546	7,557
		5,636,173

Security & Alarm Services—0.0% *
The Brink’s Co.	849	45,379

Semiconductor Equipment—0.2%
Advanced Energy Industries Inc.	744	51,009	(a)
Amkor Technology Inc.	1,943	22,519	(a)
Applied Materials Inc.	44,146	1,717,279
Axcelis Technologies Inc.	551	10,359	(a)
Brooks Automation Inc.	1,331	29,814
Cabot Microelectronics Corp.	442	33,862
Cohu Inc.	530	9,784
Entegris Inc.	2,702	63,227	(a)
FormFactor Inc.	1,340	15,879	(a)
KLA-Tencor Corp.	6,333	602,078
Lam Research Corp.	6,543	839,859
MKS Instruments Inc.	975	67,031
Nanometrics Inc.	473	14,408	(a)
PDF Solutions Inc.	362	8,188	(a)
Photronics Inc.	1,258	13,461	(a)
Rudolph Technologies Inc.	600	13,440	(a)
Teradyne Inc.	1,666	51,813
Ultra Clean Holdings Inc.	672	11,337	(a)
Ultratech Inc.	431	12,766	(a)
Veeco Instruments Inc.	770	22,984	(a)
Versum Materials Inc.	915	27,999	(a)
Xcerra Corp.	1,063	9,450	(a)
Xperi Corp.	963	32,694
		3,681,240

Semiconductors—1.0%
Advanced Micro Devices Inc.	47,935	697,454	(a)
Alpha & Omega Semiconductor Ltd.	384	6,601	(a)
Ambarella Inc.	639	34,960	(a)
Analog Devices Inc.	14,798	1,212,696
Cavium Inc.	1,202	86,135	(a)
CEVA Inc.	394	13,987	(a)
Cirrus Logic Inc.	1,735	105,297	(a)
Cree Inc.	823	21,999	(a)
Cypress Semiconductor Corp.	2,710	37,290
Diodes Inc.	764	18,374	(a)
DSP Group Inc.	475	5,700	(a)
Exar Corp.	775	10,083	(a)
First Solar Inc.	662	17,940	(a)
GigPeak Inc.	883	2,720	(a)
Impinj Inc.	111	3,360	(a)
Inphi Corp.	795	38,812	(a)
Integrated Device Technology Inc.	3,604	85,307	(a)
Intel Corp.	194,540	7,017,058
IXYS Corp.	464	6,751
Kopin Corp.	1,142	4,682	(a)
Lattice Semiconductor Corp.	2,357	16,310	(a)
MACOM Technology Solutions Holdings Inc.	613	29,608	(a)
MaxLinear Inc., Class A	1,106	31,023	(a)
Microchip Technology Inc.	9,162	675,972
Micron Technology Inc.	42,178	1,218,944	(a)
Microsemi Corp.	3,107	160,104	(a)
Monolithic Power Systems Inc.	1,055	97,165
NeoPhotonics Corp.	622	5,604	(a)

NVE Corp.	97	8,031
NVIDIA Corp.	24,181	2,634,036
Power Integrations Inc.	484	31,823
Qorvo Inc.	5,667	388,530	(a)
QUALCOMM Inc.	60,582	3,473,772
Rambus Inc.	2,141	28,133	(a)
Semtech Corp.	1,217	41,135	(a)
Sigma Designs Inc.	683	4,269	(a)
Silicon Laboratories Inc.	1,140	83,847	(a)
Skyworks Solutions Inc.	7,484	733,282
Synaptics Inc.	982	48,619	(a)
Texas Instruments Inc.	40,988	3,301,993
Xilinx Inc.	10,559	611,260
		23,050,666

Silver—0.0% *
Coeur Mining Inc.	3,191	25,783	(a)
Hecla Mining Co.	6,938	36,702
		62,485

Soft Drinks—0.6%
Coca-Cola Bottling Company Consolidated	94	19,366
Dr Pepper Snapple Group Inc.	7,876	771,218
Monster Beverage Corp.	16,233	749,478	(a)
National Beverage Corp.	233	19,695
PepsiCo Inc.	58,708	6,567,077
Primo Water Corp.	424	5,758	(a)
The Coca-Cola Co.	159,011	6,748,427
		14,881,019

Specialized Consumer Services—0.0% *
Ascent Capital Group Inc., Class A	203	2,868	(a)
Carriage Services Inc.	295	8,000
Collectors Universe Inc.	149	3,889
H&R Block Inc.	9,288	215,946
Liberty Tax Inc.	107	1,525
Regis Corp.	744	8,720	(a)
Service Corporation International	1,577	48,698
Sotheby’s	1,328	60,398	(a)
Weight Watchers International Inc.	562	8,750	(a)
		358,794

Specialized Finance—0.0% *
Marlin Business Services Corp.	174	4,481
NewStar Financial Inc.	492	5,205
On Deck Capital Inc.	923	4,652	(a)
		14,338

Specialized REITs—0.4%
American Tower Corp.	17,530	2,130,596
CatchMark Timber Trust Inc., Class A	789	9,089
CoreCivic Inc.	985	30,949
CorEnergy Infrastructure Trust Inc.	246	8,310
CoreSite Realty Corp.	610	54,930
Crown Castle International Corp.	14,695	1,387,943
CyrusOne Inc.	613	31,551
Digital Realty Trust Inc.	6,639	706,323
DuPont Fabros Technology Inc.	1,375	68,186
EPR Properties	530	39,024
Equinix Inc.	3,113	1,246,352

Extra Space Storage Inc.	5,649	420,229
Farmland Partners Inc.	234	2,614
Four Corners Property Trust Inc.	1,179	26,917
InfraREIT Inc.	810	14,580	(a)
Iron Mountain Inc.	11,070	394,867
Lamar Advertising Co., Class A	692	51,720
Life Storage Inc.	390	32,027
National Storage Affiliates Trust	704	16,826
Potlatch Corp.	1,096	50,087
Public Storage	6,040	1,322,216
QTS Realty Trust Inc., Class A	885	43,144
Rayonier Inc.	1,021	28,935
The Geo Group Inc.	2,235	103,637
Uniti Group Inc.	1,179	30,477	(a)
Weyerhaeuser Co.	30,439	1,034,317
		9,285,846

Specialty Chemicals—0.2%
A Schulman Inc.	577	18,147
Albemarle Corp.	4,474	472,633
Ashland Global Holdings Inc.	519	64,257
Balchem Corp.	602	49,617
Chase Corp.	141	13,451
Chemtura Corp.	1,200	40,080	(a)
Codexis Inc.	675	3,240	(a)
Ecolab Inc.	10,693	1,340,261
Ferro Corp.	1,673	25,413	(a)
Flotek Industries Inc.	1,049	13,417	(a)
FutureFuel Corp.	511	7,246
GCP Applied Technologies Inc.	1,350	44,078	(a)
HB Fuller Co.	963	49,652
Ingevity Corp.	817	49,714	(a)
Innophos Holdings Inc.	389	20,994
Innospec Inc.	443	28,684
International Flavors & Fragrances Inc.	3,167	419,723
KMG Chemicals Inc.	181	8,339
Kraton Corp.	595	18,397	(a)
Minerals Technologies Inc.	916	70,166
NewMarket Corp.	76	34,446
OMNOVA Solutions Inc.	854	8,455	(a)
PolyOne Corp.	2,218	75,612
PPG Industries Inc.	10,439	1,096,930
Quaker Chemical Corp.	243	31,993
Rayonier Advanced Materials Inc.	871	11,715
RPM International Inc.	1,114	61,303
Sensient Technologies Corp.	1,198	94,954
Stepan Co.	393	30,972
TerraVia Holdings Inc.	1,568	1,136	(a)
The Sherwin-Williams Co.	3,324	1,031,072
The Valspar Corp.	610	67,673
Valhi Inc.	555	1,820
		5,305,590

Specialty Stores—0.1%
Barnes & Noble Education Inc.	802	7,691	(a)
Barnes & Noble Inc.	1,274	11,784
Big 5 Sporting Goods Corp.	360	5,436
Build-A-Bear Workshop Inc.	274	2,425	(a)

Cabela’s Inc.	423	22,465	(a)
Dick’s Sporting Goods Inc.	736	35,814
Five Below Inc.	1,021	44,219	(a)
GNC Holdings Inc., Class A	1,348	9,921
Hibbett Sports Inc.	459	13,540	(a)
MarineMax Inc.	499	10,803	(a)
Office Depot Inc.	14,861	69,327
Party City Holdco Inc.	541	7,601	(a)
Sally Beauty Holdings Inc.	1,181	24,140	(a)
Signet Jewelers Ltd.	2,847	197,212
Sportsman’s Warehouse Holdings Inc.	518	2,476	(a)
Staples Inc.	29,902	262,241
The Container Store Group Inc.	311	1,316	(a)
The Michaels Companies Inc.	850	19,031	(a)
Tiffany & Co.	4,242	404,263
Tractor Supply Co.	5,179	357,196
Ulta Salon Cosmetics & Fragrance Inc.	2,450	698,813	(a)
Vitamin Shoppe Inc.	485	9,773	(a)
West Marine Inc.	364	3,473	(a)
Winmark Corp.	43	4,859
		2,225,819

Steel—0.1%
AK Steel Holding Corp.	6,046	43,471	(a)
Allegheny Technologies Inc.	2,957	53,108
Ampco-Pittsburgh Corp.	164	2,304
Carpenter Technology Corp.	1,256	46,849
Cliffs Natural Resources Inc.	5,413	44,441	(a)
Commercial Metals Co.	3,165	60,546
Handy & Harman Ltd.	48	1,306	(a)
Haynes International Inc.	251	9,568
Nucor Corp.	12,875	768,895
Olympic Steel Inc.	182	3,378
Reliance Steel & Aluminum Co.	606	48,492
Ryerson Holding Corp.	218	2,747	(a)
Schnitzer Steel Industries Inc., Class A	521	10,759
Steel Dynamics Inc.	2,019	70,180
SunCoke Energy Inc.	1,301	11,657	(a)
TimkenSteel Corp.	798	15,090	(a)
United States Steel Corp.	1,451	49,058
Worthington Industries Inc.	1,232	55,551
		1,297,400

Systems Software—1.2%
A10 Networks Inc.	886	8,107	(a)
Barracuda Networks Inc.	445	10,284	(a)
CA Inc.	12,405	393,487
CommVault Systems Inc.	1,072	54,458	(a)
Fortinet Inc.	1,240	47,554	(a)
Gigamon Inc.	653	23,214	(a)
Imperva Inc.	576	23,645	(a)
Microsoft Corp.	318,485	20,975,422
Oracle Corp.	123,230	5,497,290
Progress Software Corp.	1,002	29,108
Proofpoint Inc.	755	56,142	(a)
Qualys Inc.	546	20,693	(a)
Rapid7 Inc.	400	5,992	(a)
Red Hat Inc.	7,196	622,454	(a)

SecureWorks Corp., Class A	103	978	(a)
Symantec Corp.	24,992	766,755
The Rubicon Project Inc.	747	4,400	(a)
TiVo Corp.	2,124	39,825
Varonis Systems Inc.	215	6,837	(a)
VASCO Data Security International Inc.	609	8,221	(a)
		28,594,866

Technology Distributors—0.0% *
Agilysys Inc.	301	2,844	(a)
Anixter International Inc.	553	43,853	(a)
Arrow Electronics Inc.	745	54,691	(a)
Avnet Inc.	1,073	49,101
ePlus Inc.	126	17,016	(a)
Insight Enterprises Inc.	732	30,078	(a)
PC Connection Inc.	218	6,494
ScanSource Inc.	500	19,625	(a)
SYNNEX Corp.	805	90,112
Systemax Inc.	220	2,440
Tech Data Corp.	926	86,951	(a)
		403,205

Technology Hardware, Storage & Peripherals—1.6%
3D Systems Corp.	2,896	43,324	(a)
Apple Inc.	215,887	31,014,326
Avid Technology Inc.	661	3,080	(a)
CPI Card Group Inc.	398	1,672
Cray Inc.	807	17,673	(a)
Diebold Nixdorf Inc.	1,911	58,668
Eastman Kodak Co.	343	3,945	(a)
Electronics for Imaging Inc.	887	43,312	(a)
Hewlett Packard Enterprise Co.	67,933	1,610,012
HP Inc.	68,845	1,230,949
Immersion Corp.	589	5,101	(a)
NCR Corp.	1,037	47,370	(a)
NetApp Inc.	10,803	452,106
Nimble Storage Inc.	1,276	15,950	(a)
Pure Storage Inc., Class A	1,368	13,447	(a)
Stratasys Ltd.	982	20,121	(a)
Super Micro Computer Inc.	774	19,621	(a)
USA Technologies Inc.	724	3,077	(a)
Western Digital Corp.	11,852	978,146
Xerox Corp.	38,471	282,377
		35,864,277

Textiles—0.0% *
Culp Inc.	217	6,770
Unifi Inc.	314	8,915	(a)
		15,685

Thrifts & Mortgage Finance—0.0% *
Astoria Financial Corp.	1,730	35,482
Bank Mutual Corp.	825	7,755
BankFinancial Corp.	310	4,501
Bear State Financial Inc.	359	3,375
Beneficial Bancorp Inc.	1,396	22,336
BofI Holding Inc.	1,126	29,422	(a)
BSB Bancorp Inc.	153	4,322	(a)
Capitol Federal Financial Inc.	2,404	35,171
Charter Financial Corp.	269	5,291

Clifton Bancorp Inc.	434	7,026
Dime Community Bancshares Inc.	630	12,789
ESSA Bancorp Inc.	149	2,172
EverBank Financial Corp.	1,936	37,713
Federal Agricultural Mortgage Corp., Class C	170	9,787
First Defiance Financial Corp.	175	8,664
Flagstar Bancorp Inc.	413	11,643	(a)
Greene County Bancorp Inc.	77	1,798
Hingham Institution for Savings	25	4,421
Home Bancorp Inc.	113	3,814
HomeStreet Inc.	467	13,053	(a)
Impac Mortgage Holdings Inc.	161	2,006	(a)
Kearny Financial Corp.	1,646	24,772
LendingTree Inc.	128	16,045	(a)
Meridian Bancorp Inc.	959	17,550
Meta Financial Group Inc.	164	14,514
MGIC Investment Corp.	6,486	65,703	(a)
Nationstar Mortgage Holdings Inc.	618	9,740	(a)
New York Community Bancorp Inc.	4,067	56,816
NMI Holdings Inc., Class A	998	11,377	(a)
Northfield Bancorp Inc.	841	15,155
Northwest Bancshares Inc.	1,922	32,367
OceanFirst Financial Corp.	414	11,664
Ocwen Financial Corp.	2,018	11,038	(a)
Oritani Financial Corp.	742	12,614
PennyMac Financial Services Inc., Class A	223	3,802	(a)
PHH Corp.	811	10,324	(a)
Provident Financial Holdings Inc.	127	2,369
Provident Financial Services Inc.	1,222	31,589
Radian Group Inc.	4,106	73,744
SI Financial Group Inc.	213	2,993
Southern Missouri Bancorp Inc.	117	4,156
Territorial Bancorp Inc.	149	4,644
TrustCo Bank Corp.	1,687	13,243
United Community Financial Corp.	912	7,606
United Financial Bancorp Inc.	1,003	17,061
Walker & Dunlop Inc.	549	22,888	(a)
Walter Investment Management Corp.	335	362	(a)
Washington Federal Inc.	2,501	82,783
Waterstone Financial Inc.	497	9,070
Western New England Bancorp Inc.	301	3,161
WSFS Financial Corp.	576	26,467
		878,158

Tires & Rubber—0.0% *
Cooper Tire & Rubber Co.	1,504	66,702
The Goodyear Tire & Rubber Co.	9,901	356,436
		423,138

Tobacco—0.7%
Alliance One International Inc.	165	2,120	(a)
Altria Group Inc.	79,739	5,694,959
Philip Morris International Inc.	63,835	7,206,972
Reynolds American Inc.	33,874	2,134,739
Turning Point Brands Inc.	96	1,498	(a)
Universal Corp.	441	31,201
Vector Group Ltd.	1,751	36,421
		15,107,910

Trading Companies & Distributors—0.1%
Aircastle Ltd.	957	23,092
Applied Industrial Technologies Inc.	692	42,800
Beacon Roofing Supply Inc.	1,090	53,584	(a)
BMC Stock Holdings Inc.	1,101	24,883	(a)
CAI International Inc.	316	4,974	(a)
DXP Enterprises Inc.	258	9,771	(a)
Fastenal Co.	11,635	599,203
GATX Corp.	1,118	68,153
GMS Inc.	141	4,941	(a)
H&E Equipment Services Inc.	637	15,619
Kaman Corp.	535	25,750
Lawson Products Inc.	125	2,806	(a)
MRC Global Inc.	1,767	32,389	(a)
MSC Industrial Direct Company Inc., Class A	375	38,535
Neff Corp., Class A	198	3,851	(a)
NOW Inc.	2,944	49,930	(a)
Rush Enterprises Inc., Class A	588	19,451	(a)
Rush Enterprises Inc., Class B	129	4,022	(a)
SiteOne Landscape Supply Inc.	233	11,280	(a)
Textainer Group Holdings Ltd.	467	7,145
Titan Machinery Inc.	349	5,354	(a)
United Rentals Inc.	3,551	444,053	(a)
Univar Inc.	859	26,337	(a)
Veritiv Corp.	160	8,288	(a)
Watsco Inc.	251	35,938
Willis Lease Finance Corp.	81	1,810	(a)
WW Grainger Inc.	2,212	514,865
		2,078,824

Trucking—0.0% *
ArcBest Corp.	491	12,766
Avis Budget Group Inc.	706	20,883	(a)
Celadon Group Inc.	555	3,635
Covenant Transportation Group Inc., Class A	237	4,456	(a)
Heartland Express Inc.	916	18,366
JB Hunt Transport Services Inc.	3,927	360,263
Knight Transportation Inc.	1,285	40,285
Landstar System Inc.	349	29,892
Marten Transport Ltd.	456	10,693	(d)
Old Dominion Freight Line Inc.	576	49,288
PAM Transportation Services Inc.	35	570	(a)
Roadrunner Transportation Systems Inc.	615	4,225	(a)
Ryder System Inc.	2,527	190,637
Saia Inc.	504	22,327	(a)
Swift Transportation Co.	1,401	28,776	(a)
Universal Logistics Holdings Inc.	169	2,425
USA Truck Inc.	173	1,272	(a)
Werner Enterprises Inc.	1,266	33,169
YRC Worldwide Inc.	655	7,212	(a)
		841,140

Water Utilities—0.0% *
American States Water Co.	685	30,346
American Water Works Company Inc.	7,098	552,011
Aqua America Inc.	1,478	47,518
Artesian Resources Corp., Class A	156	5,079

California Water Service Group	902	32,337
Connecticut Water Service Inc.	216	11,480
Middlesex Water Co.	318	11,750
SJW Group	328	15,816
The York Water Co.	260	9,113
		715,450

Wireless Telecommunication Services—0.0% *
Boingo Wireless Inc.	716	9,301	(a)
NII Holdings Inc.	1,100	1,430	(a)
Shenandoah Telecommunications Co.	925	25,946
Spok Holdings Inc.	415	7,885
Telephone & Data Systems Inc.	767	20,333
		64,895

Total Domestic Equity
(Cost $559,955,649)		863,025,522

Foreign Equity—27.2%

Common Stock—26.8%

Advertising—0.1%
Cheil Worldwide Inc.	2,021	34,337
Dentsu Inc.	6,700	363,170
Hakuhodo DY Holdings Inc.	8,600	101,876
JCDecaux S.A.	2,402	84,753
Publicis Groupe S.A.	5,782	405,123
REA Group Ltd.	2,125	96,177
WPP PLC	42,466	930,340
		2,015,776

Aerospace & Defense—0.2%
Airbus SE	19,090	1,456,395
AviChina Industry & Technology Company Ltd., Class H	76,000	52,710
BAE Systems PLC	105,512	847,698
Bombardier Inc., Class B	51,880	79,358	(a)
CAE Inc.	8,733	133,059
Cobham PLC	66,880	111,228
Dassault Aviation S.A.	89	113,457
Embraer S.A.	22,900	125,429
Korea Aerospace Industries Ltd.	1,660	85,501
Leonardo S.p.A.	11,422	162,356	(a)
Meggitt PLC	28,543	158,935
Rolls-Royce Holdings PLC	58,305	549,722
Safran S.A.	10,140	759,492
Singapore Technologies Engineering Ltd.	44,000	117,455
Thales S.A.	3,301	320,083
Zodiac Aerospace	6,277	157,433
		5,230,311

Agricultural & Farm Machinery—0.0% *
CNH Industrial N.V.	29,906	289,153
Kubota Corp.	33,100	496,366
		785,519

Agricultural Products—0.0% *
Charoen Pokphand Indonesia Tbk PT	289,500	69,521
Felda Global Ventures Holdings Bhd	47,900	22,621
Genting Plantations Bhd	8,500	22,434
Golden Agri-Resources Ltd.	218,900	60,314
IOI Corporation Bhd	127,900	134,388
Kuala Lumpur Kepong Bhd	18,200	101,497
Wilmar International Ltd.	55,800	140,968
		551,743

Air Freight & Logistics—0.1%
Bollore S.A.	31,468	122,308
Deutsche Post AG	32,088	1,101,834
Hyundai Glovis Company Ltd.	540	70,983
Royal Mail PLC	32,755	174,074
Yamato Holdings Company Ltd.	10,800	226,070
		1,695,269

Airlines—0.1%
Air China Ltd., Class H	70,000	56,656
AirAsia Bhd	48,500	34,412
ANA Holdings Inc.	46,000	140,275
Cathay Pacific Airways Ltd.	24,000	34,835
China Airlines Ltd.	104,000	36,161
China Southern Airlines Company Ltd., H Shares	52,000	35,998
Deutsche Lufthansa AG	8,754	142,315
easyJet PLC	5,802	74,437
Eva Airways Corp.	78,301	41,547
International Consolidated Airlines Group S.A.	30,245	200,561
Japan Airlines Company Ltd.	4,100	129,737
Korean Air Lines Company Ltd.	1,954	55,127	(a)
Latam Airlines Group S.A.	11,360	143,233	(a)
Qantas Airways Ltd.	12,651	37,542
Singapore Airlines Ltd.	20,100	144,856
Turk Hava Yollari AO	23,896	35,893	(a)
		1,343,585

Airport Services—0.1%
Aena S.A.	2,198	348,634	(e)
Aeroports de Paris	1,084	134,315
Airports of Thailand PCL NVDR	161,000	183,900
Auckland International Airport Ltd.	32,076	151,578
Beijing Capital International Airport Company Ltd., Class H	64,000	76,587
Fraport AG Frankfurt Airport Services Worldwide	1,434	101,733
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	10,700	103,295
Grupo Aeroportuario del Sureste SAB de C.V., Class B	7,500	129,164
Japan Airport Terminal Company Ltd.	1,400	48,560
Malaysia Airports Holdings Bhd	36,000	56,536
SATS Ltd.	27,200	94,995
Sydney Airport	37,110	191,654
TAV Havalimanlari Holding AS	6,264	24,924
		1,645,875

Alternative Carriers—0.0% *
Iliad S.A.	975	218,625
Inmarsat PLC	16,632	176,883
Intelsat S.A.	516	2,141	(a)
		397,649

Aluminum—0.0% *
Alumina Ltd.	91,959	125,570
Aluminum Corporation of China Ltd., Class H	152,000	74,323	(a)
Hindalco Industries Ltd.	39,321	117,809
Norsk Hydro ASA	48,652	282,433
		600,135

Apparel Retail—0.1%
ABC-Mart Inc.	1,000	58,422
Fast Retailing Company Ltd.	1,800	564,085
Hennes & Mauritz AB, Class B	30,962	794,138
Industria de Diseno Textil S.A.	35,995	1,271,988
Mr Price Group Ltd.	8,676	103,462
Shimamura Company Ltd.	800	105,609
The Foschini Group Ltd.	7,946	91,551
Truworths International Ltd.	16,496	106,551
		3,095,806

Apparel, Accessories & Luxury Goods—0.4%
Adidas AG	6,218	1,185,777
Burberry Group PLC	15,166	326,945
Christian Dior SE	1,807	420,937
Cie Financiere Richemont S.A.	17,206	1,361,422
Gildan Activewear Inc.	6,442	173,555
Hermes International	887	421,313
HUGO BOSS AG	2,221	162,506
Kering	2,535	657,357
Li & Fung Ltd.	228,000	98,869
LPP S.A.	33	56,596
Luxottica Group S.p.A.	5,110	282,834
LVMH Moet Hennessy Louis Vuitton SE	9,152	2,014,966
Michael Kors Holdings Ltd.	7,340	279,727	(a)
Pandora A/S	3,780	419,713
Shenzhou International Group Holdings Ltd.	16,000	100,984
The Swatch Group AG	1,054	377,711
The Swatch Group AG	1,876	130,821
		8,472,033

Application Software—0.2%
Constellation Software Inc.	673	329,776
Dassault Systemes SE	3,967	344,269
Gemalto N.V.	2,970	166,388
Globant S.A.	514	18,710	(a)
LINE Corp.	2,000	76,730	(a)
Mobileye N.V.	5,500	337,700	(a)
Nice Ltd.	2,227	149,305
Open Text Corp.	9,624	326,176
SAP SE	32,145	3,162,334
Sapiens International Corporation N.V.	487	6,273
The Sage Group PLC	37,443	295,204
		5,212,865

Asset Management & Custody Banks—0.1%
3i Group PLC	31,087	291,351
Aberdeen Asset Management PLC	35,587	117,791
Brait SE	12,888	75,163	(a)
Brookfield Asset Management Inc., Class A	29,439	1,069,486
China Cinda Asset Management Company Ltd., Class H	422,000	163,989
CI Financial Corp.	7,514	148,911
Coronation Fund Managers Ltd.	10,031	47,309
Hargreaves Lansdown PLC	9,137	148,644
IGM Financial Inc.	4,620	137,389
Julius Baer Group Ltd.	7,644	381,837
OM Asset Management PLC	742	11,219
Partners Group Holding AG	598	321,717
SBI Holdings Inc.	7,800	108,639
Schroders PLC	4,311	163,338
		3,186,783

Auto Parts & Equipment—0.3%
Aisin Seiki Company Ltd.	6,300	309,261
Bharat Forge Ltd.	4,436	71,389
Bosch Ltd.	136	47,503
Continental AG	3,487	766,416
Delphi Automotive PLC	10,948	881,205
Denso Corp.	15,000	659,203
GKN PLC	59,690	271,165
Hanon Systems	6,000	49,790
Hyundai Mobis Company Ltd.	2,075	446,247
Hyundai Wia Corp.	332	20,158
Koito Manufacturing Company Ltd.	4,000	207,844
Linamar Corp.	2,000	90,714
Magna International Inc.	12,881	554,299
Motherson Sumi Systems Ltd.	6,492	37,191
NGK Spark Plug Company Ltd.	5,000	114,152
NOK Corp.	4,000	92,758
Stanley Electric Company Ltd.	5,300	151,014
Sumitomo Electric Industries Ltd.	25,600	424,101
Toyoda Gosei Company Ltd.	2,500	63,515
Toyota Industries Corp.	5,600	277,914
Valeo S.A.	8,059	538,115
		6,073,954

Automobile Manufacturers—0.7%
Astra International Tbk PT	702,900	454,956
Bayerische Motoren Werke AG	10,579	967,526
Brilliance China Automotive Holdings Ltd.	122,000	204,079
BYD Company Ltd., Class H	19,500	108,145
Chongqing Changan Automobile Company Ltd., Class B	30,000	41,691
Daimler AG	31,550	2,335,105
Dongfeng Motor Group Company Ltd., Class H	114,000	128,060
Ferrari N.V.	3,488	260,209
Fiat Chrysler Automobiles N.V.	27,307	299,363	(a)
Ford Otomotiv Sanayi AS	2,547	24,899
Fuji Heavy Industries Ltd.	20,500	751,158
Geely Automobile Holdings Ltd.	160,000	244,998
Great Wall Motor Company Ltd., Class H	124,500	141,778
Guangzhou Automobile Group Company Ltd., Class H	82,000	131,259
Honda Motor Company Ltd.	53,600	1,611,896
Hyundai Motor Co.	4,756	669,829

Isuzu Motors Ltd.	18,600	245,791
Kia Motors Corp.	8,487	281,180
Mahindra & Mahindra Ltd.	11,419	227,202
Maruti Suzuki India Ltd.	1,900	176,584	(d)
Mazda Motor Corp.	19,100	274,767
Mitsubishi Motors Corp.	21,900	131,482
Nissan Motor Company Ltd.	78,400	755,294
Peugeot S.A.	15,358	310,043	(a)
Renault S.A.	6,460	562,623
Suzuki Motor Corp.	10,500	435,529
Tata Motors Ltd.	33,690	242,474
Tofas Turk Otomobil Fabrikasi AS	4,588	34,294
Toyota Motor Corp.	85,200	4,619,747
UMW Holdings Bhd	21,300	28,878	(a)
Volkswagen AG	1,146	171,169
Yulon Motor Company Ltd.	32,000	29,793
		16,901,801

Automotive Retail—0.0% *
Hotai Motor Company Ltd.	9,000	105,446
USS Company Ltd.	7,800	129,918
		235,364

Biotechnology—0.2%
Actelion Ltd.	3,220	909,430
Axovant Sciences Ltd.	492	7,351	(a)
Celltrion Inc.	2,822	227,365	(a)
CSL Ltd.	15,021	1,436,127
Genmab A/S	1,954	377,437	(a)
Grifols S.A.	10,465	257,323
Prothena Corporation PLC	652	36,375	(a)
Shire PLC	29,693	1,730,611
XBiotech Inc.	351	5,788	(a)
		4,987,807

Brewers—0.3%
AMBEV S.A.	136,211	782,528
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,317	45,243
Anheuser-Busch InBev S.A.	24,943	2,745,143
Asahi Group Holdings Ltd.	13,100	494,703
Carlsberg A/S, Class B	3,680	340,861
China Resources Beer Holdings Company Ltd.	48,000	109,199	(a)
Cia Cervecerias Unidas S.A.	3,906	48,434
Heineken Holding N.V.	3,509	279,865
Heineken N.V.	7,709	657,964
Kirin Holdings Company Ltd.	27,700	522,156
Tsingtao Brewery Company Ltd., Class H	14,000	64,492
		6,090,588

Broadcasting—0.1%
Astro Malaysia Holdings Bhd	30,600	18,946
BEC World PCL NVDR	35,500	17,976
Central European Media Enterprises Ltd., Class A	1,533	4,752	(a)
Grupo Televisa SAB	84,024	432,742
ITV PLC	120,963	331,104
Media Nusantara Citra Tbk PT	154,000	21,380
ProSiebenSat.1 Media SE	7,909	351,094
RTL Group S.A.	1,073	86,646	(a)
Zee Entertainment Enterprises Ltd.	20,876	172,158
		1,436,798

Building Products—0.2%
Allegion PLC	4,251	321,801
Asahi Glass Company Ltd.	30,000	242,843
Assa Abloy AB, Class B	32,002	660,593
Caesarstone Ltd.	480	17,400	(a)
Cie de Saint-Gobain	15,695	808,022
Daikin Industries Ltd.	7,800	782,940
Geberit AG	1,246	537,512
KCC Corp.	194	61,411
LIXIL Group Corp.	9,300	235,776
TOTO Ltd.	4,500	169,815
		3,838,113

Cable & Satellite—0.2%
Altice N.V. Class A	12,813	290,596	(a)
Altice N.V. Class B	4,348	98,588	(a)
Cyfrowy Polsat S.A.	6,693	40,881	(a)
Eutelsat Communications S.A.	5,802	129,882
Naspers Ltd., Class N	13,689	2,363,385
SES S.A.	12,704	296,277
Shaw Communications Inc., Class B	15,097	312,094
Sky PLC	35,034	427,569
Telenet Group Holding N.V.	2,021	120,507	(a)
		4,079,779

Casinos & Gaming—0.1%
Aristocrat Leisure Ltd.	18,966	259,994
Berjaya Sports Toto Bhd	26,072	17,144
Crown Resorts Ltd.	12,361	111,363
Galaxy Entertainment Group Ltd.	72,000	394,210
Genting Bhd	88,600	191,995
Genting Malaysia Bhd	109,600	134,972
Genting Singapore PLC	165,000	120,446
Kangwon Land Inc.	4,050	138,344
Melco Crown Entertainment Ltd. ADR	7,165	132,839
MGM China Holdings Ltd.	39,200	81,714
OPAP S.A.	10,054	93,983
Paddy Power Betfair PLC	2,759	296,564
Sands China Ltd.	74,400	344,644
SJM Holdings Ltd.	82,000	66,685
Tabcorp Holdings Ltd.	30,325	109,884
Tatts Group Ltd.	55,779	188,501
William Hill PLC	23,882	86,842
Wynn Macau Ltd.	66,400	135,167
		2,905,291

Coal & Consumable Fuels—0.0% *
Adaro Energy Tbk PT	538,500	70,720
Banpu PCL NVDR	38,000	21,896
Cameco Corp.	14,809	163,452
China Coal Energy Company Ltd., Class H	86,000	43,379	(a)
China Shenhua Energy Company Ltd.	133,500	309,894
Coal India Ltd.	18,723	84,482
Exxaro Resources Ltd.	4,703	41,349
United Tractors Tbk PT	63,000	125,286
Yanzhou Coal Mining Company Ltd., Class H	102,000	79,274
		939,732

Commercial Printing—0.0% *
Dai Nippon Printing Company Ltd.	19,000	204,613
Toppan Printing Company Ltd.	16,000	162,972
		367,585

Commodity Chemicals—0.2%
Asahi Kasei Corp.	43,000	416,764
Formosa Chemicals & Fibre Corp.	97,540	303,461
Formosa Plastics Corp.	115,960	345,864
Hanwha Chemical Corp.	3,760	88,763
Hyosung Corp.	768	93,056
Indorama Ventures PCL NVDR	55,500	56,933
Kaneka Corp.	8,000	59,445
Kumho Petrochemical Company Ltd.	572	40,306
Kuraray Company Ltd.	10,600	160,574
LG Chem Ltd.	1,269	333,619
Lotte Chemical Corp.	473	156,708
Methanex Corp.	3,627	169,459
Mexichem SAB de C.V.	42,640	115,440
Mitsui Chemicals Inc.	34,000	167,818
Nan Ya Plastics Corp.	128,850	305,325
Orica Ltd.	11,069	148,614
Petronas Chemicals Group Bhd	112,500	195,741
PTT Global Chemical PCL NVDR	62,900	134,083
Sinopec Shanghai Petrochemical Company Ltd., Class H	129,000	71,542
Synthos S.A.	17,899	23,718
Teijin Ltd.	7,000	131,859
Toray Industries Inc.	50,000	442,879
		3,961,971

Communications Equipment—0.1%
ARRIS International PLC	1,573	41,606	(a)
Nokia Oyj	193,182	1,039,287
Silicom Ltd.	112	5,563
Telefonaktiebolaget LM Ericsson, Class B	90,438	605,736
ZTE Corp., Class H	29,280	53,726
		1,745,918

Computer & Electronics Retail—0.0% *
Dixons Carphone PLC	29,880	118,666
GOME Electrical Appliances Holding Ltd.	456,000	62,197
Hikari Tsushin Inc.	900	87,876
Yamada Denki Company Ltd.	25,500	127,008
		395,747

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	6,780	231,288
Boskalis Westminster	3,483	120,418
Bouygues S.A.	6,436	262,645
China Communications Construction Company Ltd., Class H	166,000	234,107
China Railway Construction Corporation Ltd., Class H	73,500	104,223
China Railway Group Ltd., Class H	149,000	133,250
China State Construction International Holdings Ltd.	66,000	118,047
CIMIC Group Ltd.	4,164	114,132
Daelim Industrial Company Ltd.	460	33,277
Daewoo Engineering & Construction Company Ltd.	5,220	33,842	(a)
Eiffage S.A.	2,147	168,596
Ferrovial S.A.	16,731	335,703
Gamuda Bhd	63,600	74,443

GS Engineering & Construction Corp.	2,019	55,426	(a)
HOCHTIEF AG	738	122,306
Hyundai Development Co-Engineering & Construction	2,420	87,967
Hyundai Engineering & Construction Company Ltd.	1,499	66,351
IJM Corporation Bhd	83,000	63,767
JGC Corp.	8,000	138,921
Kajima Corp.	27,000	175,913
Larsen & Toubro Ltd.	9,595	232,165
Obayashi Corp.	21,000	196,186
Shimizu Corp.	20,000	179,126
Skanska AB, Class B	12,464	294,558
SNC-Lavalin Group Inc.	4,467	174,775
Taisei Corp.	35,000	254,734
Vinci S.A.	16,735	1,329,889
		5,336,055

Construction Machinery & Heavy Trucks—0.1%
Alstom S.A.	5,826	174,567	(a)
CRRC Corporation Ltd., Class H	164,950	160,249
Eicher Motors Ltd.	567	222,399
Hino Motors Ltd.	10,000	120,883
Hitachi Construction Machinery Company Ltd.	4,100	102,104
Hyundai Heavy Industries Company Ltd.	1,548	228,400	(a,c)
Komatsu Ltd.	29,000	755,124
MAN SE	1,321	136,526
Samsung Heavy Industries Company Ltd.	5,036	50,437	(a)
Volvo AB, Class B	50,731	751,735
Weichai Power Company Ltd., Class H	36,000	63,555
Yangzijiang Shipbuilding Holdings Ltd.	42,700	34,532
		2,800,511

Construction Materials—0.2%
ACC Ltd.	1,972	44,035
Ambuja Cements Ltd.	22,724	83,008
Anhui Conch Cement Company Ltd., Class H	52,000	176,645
Asia Cement Corp.	78,030	78,692
Boral Ltd.	34,115	151,984
Cementos Argos S.A.	13,625	55,557
Cemex SAB de C.V.	476,070	428,697	(a)
China National Building Material Company Ltd., Class H	126,000	81,065
CRH PLC	27,590	975,859
Fletcher Building Ltd.	25,315	147,234
Grupo Argos S.A.	11,233	78,565
HeidelbergCement AG	4,568	428,769
Imerys S.A.	1,254	106,721
Indocement Tunggal Prakarsa Tbk PT	55,500	69,138
James Hardie Industries PLC	13,492	211,714
Lafarge Malaysia Bhd	13,800	20,893
LafargeHolcim Ltd.	15,116	894,018
Semen Indonesia Persero Tbk PT	110,500	74,631
Taiheiyo Cement Corp.	34,000	113,506
Taiwan Cement Corp.	134,000	160,310
The Siam Cement PCL	7,500	117,861
The Siam Cement PCL NVDR	2,600	40,859
Titan Cement Company S.A.	1,510	38,599
Ultratech Cement Ltd.	1,319	80,610
		4,658,970

Consumer Electronics—0.1%
Casio Computer Company Ltd.	8,300	115,379
Garmin Ltd.	5,207	266,130
LG Electronics Inc.	2,888	175,351
Nikon Corp.	10,100	146,293
Panasonic Corp.	73,500	829,786
Sharp Corp.	53,000	223,548	(a)
Sony Corp.	41,600	1,405,955
		3,162,442

Consumer Finance—0.0% *
Acom Company Ltd.	16,000	63,897	(a)
AEON Financial Service Company Ltd.	2,900	54,575
Credit Saison Company Ltd.	6,100	108,719
Gentera SAB de C.V.	41,300	67,802
Mahindra & Mahindra Financial Services Ltd.	10,172	49,360
Provident Financial PLC	5,000	187,380
Samsung Card Company Ltd.	1,450	50,827
Shriram Transport Finance Company Ltd.	4,730	78,524
		661,084

Copper—0.0% *
Antofagasta PLC	12,579	131,262
First Quantum Minerals Ltd.	21,644	229,318
Jiangxi Copper Company Ltd., Class H	61,000	94,975
KGHM Polska Miedz S.A.	5,917	172,942
		628,497

Data Processing & Outsourced Services—0.1%
Amadeus IT Group S.A.	14,632	744,297
Cielo S.A.	36,254	323,265
Computershare Ltd.	12,912	138,490
EVERTEC Inc.	1,278	20,320
Travelport Worldwide Ltd.	2,170	25,541
Worldpay Group PLC	54,354	200,775	(e)
		1,452,688

Department Stores—0.1%
El Puerto de Liverpool SAB de C.V.	6,900	53,554
Hyundai Department Store Company Ltd.	375	33,868
Isetan Mitsukoshi Holdings Ltd.	9,800	107,472
J Front Retailing Company Ltd.	9,000	133,268
Lojas Renner S.A.	16,540	144,825
Lotte Shopping Company Ltd.	446	86,743
Marks & Spencer Group PLC	53,208	224,219
Marui Group Company Ltd.	8,400	114,056	(d)
Matahari Department Store Tbk PT	50,000	49,435
Next PLC	4,898	264,587
SACI Falabella	17,913	149,017
Shinsegae Inc.	309	52,776
Takashimaya Company Ltd.	10,000	87,409
Woolworths Holdings Ltd.	35,874	187,038
		1,688,267

Distillers & Vintners—0.2%
Diageo PLC	82,455	2,354,423
Pernod Ricard S.A.	6,647	788,421
Remy Cointreau S.A.	964	94,619
Treasury Wine Estates Ltd.	23,696	221,075
United Spirits Ltd.	3,069	102,796	(a)
		3,561,334

Distributors—0.0% *
Imperial Holdings Ltd.	6,577	80,932
Jardine Cycle & Carriage Ltd.	2,744	86,132
		167,064

Diversified Banks—3.7%
ABN AMRO Group N.V.	9,910	241,133	(e)
Abu Dhabi Commercial Bank PJSC	90,716	167,947
Agricultural Bank of China Ltd., Class H	654,000	301,270
Akbank TAS	81,386	190,634
Alior Bank S.A.	1,742	31,428	(a)
Alliance Financial Group Bhd	47,100	43,423
Alpha Bank AE	47,969	86,193	(a)
AMMB Holdings Bhd	71,600	75,232
Aozora Bank Ltd.	41,000	150,857
Australia & New Zealand Banking Group Ltd.	95,962	2,329,370
Axis Bank Ltd.	54,881	414,809
Banco Bilbao Vizcaya Argentaria S.A.	215,889	1,678,672
Banco Bradesco S.A.	12,284	124,003
Banco de Chile	409,956	49,007
Banco de Credito e Inversiones	1,111	60,743
Banco de Sabadell S.A.	183,471	337,125
Banco do Brasil S.A.	29,600	314,837
Banco Latinoamericano de Comercio Exterior S.A., Class E	607	16,838
Banco Popular Espanol S.A.	127,878	124,462
Banco Santander Brasil S.A.	15,321	133,427
Banco Santander Chile	2,798,504	174,604
Banco Santander S.A.	477,150	2,931,878
Bangkok Bank PCL	12,800	69,285
Bangkok Bank PCL NVDR	1,300	6,866
Bank Central Asia Tbk PT	439,500	545,850
Bank Danamon Indonesia Tbk PT	138,000	48,674
Bank Handlowy w Warszawie S.A.	1,235	23,909
Bank Hapoalim BM	44,492	270,592
Bank Leumi Le-Israel BM	47,822	210,757	(a)
Bank Mandiri Persero Tbk PT	301,400	264,634
Bank Millennium S.A.	17,468	28,438	(a)
Bank Negara Indonesia Persero Tbk PT	294,500	143,101
Bank of China Ltd., Class H	2,470,000	1,226,816
Bank of Communications Company Ltd., Class H	277,000	215,284
Bank of Ireland	966,618	242,954	(a)
Bank of Montreal	21,198	1,578,823
Bank of the Philippine Islands	28,542	57,568
Bank Pekao S.A.	5,497	183,282
Bank Rakyat Indonesia Persero Tbk PT	367,100	357,444
Bank Zachodni WBK S.A.	987	85,323
Bankia S.A.	165,538	188,736
Bankinter S.A.	24,114	203,002
Barclays Africa Group Ltd.	16,356	170,174
Barclays PLC	552,805	1,556,015
BDO Unibank Inc.	67,230	157,573
BNP Paribas S.A.	34,733	2,319,191
BOC Hong Kong Holdings Ltd.	124,500	508,637
CaixaBank S.A.	121,024	521,518
Canadian Imperial Bank of Commerce	13,148	1,130,492
Chang Hwa Commercial Bank Ltd.	134,100	81,762
China CITIC Bank Corporation Ltd., Class H	336,000	222,660
China Construction Bank Corp., Class H	2,587,000	2,080,519

China Development Financial Holding Corp.	406,000	111,460
China Merchants Bank Company Ltd., Class H	131,231	347,011
China Minsheng Banking Corporation Ltd., Class H	172,200	183,910
CIMB Group Holdings Bhd	125,293	157,696
Commercial International Bank Egypt SAE	34,995	145,622
Commerzbank AG	36,239	328,602
Commonwealth Bank of Australia	56,322	3,691,143
Credicorp Ltd.	1,351	220,618
Credit Agricole S.A.	35,241	478,688
CTBC Financial Holding Company Ltd.	600,661	371,176
Danske Bank A/S	22,922	782,996
DBS Group Holdings Ltd.	59,400	824,705
DNB ASA	32,904	521,398
Doha Bank QSC	4,274	36,858
Dubai Islamic Bank PJSC	56,399	85,988
E.Sun Financial Holding Company Ltd.	225,869	137,341
Erste Group Bank AG	10,336	337,450
Eurobank Ergasias S.A.	2,173	1,336	(a)
First Financial Holding Company Ltd.	292,320	178,229
First Gulf Bank PJSC	25,788	90,570
Grupo Financiero Banorte SAB de C.V., Class O	84,000	480,519
Grupo Financiero Inbursa SAB de C.V., Class O	94,700	155,871
Grupo Financiero Santander Mexico SAB de C.V., Class B	68,900	123,576
Hana Financial Group Inc.	9,676	319,707
Hang Seng Bank Ltd.	23,800	482,646
Hong Leong Bank Bhd	22,500	69,958
Hong Leong Financial Group Bhd	8,200	29,461
HSBC Holdings PLC	629,780	5,125,893
Hua Nan Financial Holdings Company Ltd.	246,391	137,640
ICICI Bank Ltd.	47,185	200,810
Industrial & Commercial Bank of China Ltd., Class H	2,352,000	1,537,433
Industrial Bank of Korea	6,426	70,104
ING Groep N.V.	127,344	1,929,964
Intesa Sanpaolo S.p.A.	419,256	1,141,665
Intesa Sanpaolo S.p.A.	18,145	46,266
Itau CorpBanca	5,524,790	50,483
Japan Post Bank Company Ltd.	14,500	179,705
Kasikornbank PCL	38,000	209,007
Kasikornbank PCL NVDR	25,000	137,505
KB Financial Group Inc.	13,042	571,455
KBC Group N.V.	8,427	560,524
Komercni Banka AS	2,365	87,987
Krung Thai Bank PCL NVDR	138,400	82,164
Lloyds Banking Group PLC	2,110,364	1,750,122
Malayan Banking Bhd	68,900	138,874
Masraf Al Rayan QSC	10,608	122,800	(d)
mBank S.A.	587	55,338	(a)
Mega Financial Holding Company Ltd.	315,192	254,501
Metropolitan Bank & Trust Co.	17,411	27,760
Mitsubishi UFJ Financial Group Inc.	417,500	2,621,599
Mizrahi Tefahot Bank Ltd.	4,951	83,787
Mizuho Financial Group Inc.	793,900	1,453,429
National Australia Bank Ltd.	87,152	2,216,573
National Bank of Abu Dhabi PJSC	25,568	71,351
National Bank of Canada	10,963	459,021
National Bank of Greece S.A.	1,560	402	(a)
Natixis S.A.	27,108	167,466

Nedbank Group Ltd.	9,395	169,210
Nordea Bank AB	100,378	1,150,126
OTP Bank PLC	8,571	240,235
Oversea-Chinese Banking Corporation Ltd.	98,775	687,106
Piraeus Bank S.A.	840	153	(a)
Powszechna Kasa Oszczednosci Bank Polski S.A.	35,676	288,689	(a)
Public Bank Bhd	81,840	368,007
Qatar Islamic Bank SAQ	3,300	92,716
Qatar National Bank QPSC	8,298	332,959
Raiffeisen Bank International AG	5,172	117,023	(a)
RHB Bank Bhd	34,822	40,680
Royal Bank of Canada	48,513	3,524,481
Royal Bank of Scotland Group PLC	116,212	351,813	(a)
Sberbank of Russia PJSC ADR	88,322	1,019,236
Shinhan Financial Group Company Ltd.	13,047	543,674
SinoPac Financial Holdings Company Ltd.	324,436	101,258
Skandinaviska Enskilda Banken AB, Class A	46,511	519,376
Societe Generale S.A.	25,308	1,287,091
Standard Bank Group Ltd.	39,937	428,149
Standard Chartered PLC	108,801	1,038,063	(a)
State Bank of India	58,990	266,447
Sumitomo Mitsui Financial Group Inc.	44,200	1,604,496
Sumitomo Mitsui Trust Holdings Inc.	10,500	363,726
Svenska Handelsbanken AB, Class A	50,030	688,674
Swedbank AB, Class A	28,962	673,422
Taishin Financial Holding Company Ltd.	269,038	112,164
Taiwan Business Bank	163,289	45,205
Taiwan Cooperative Financial Holding Company Ltd.	281,262	139,971
The Bank of East Asia Ltd.	40,367	166,995
The Bank of Nova Scotia	39,559	2,307,720
The Bank of NT Butterfield & Son Ltd.	240	7,658
The Commercial Bank QSC	4,603	42,919
The Siam Commercial Bank PCL NVDR	60,100	285,087
The Toronto-Dominion Bank	60,815	3,037,444
TMB Bank PCL NVDR	250,000	17,752
Turkiye Garanti Bankasi AS	68,113	165,716
Turkiye Halk Bankasi AS	25,730	73,269
Turkiye Is Bankasi, Class C	27,410	49,903
Turkiye Vakiflar Bankasi Tao, Class D	28,976	42,649
UniCredit S.p.A.	62,649	968,240
United Overseas Bank Ltd.	44,031	696,719
VTB Bank PJSC GDR	85,999	196,852
Westpac Banking Corp.	109,519	2,929,142
Woori Bank	10,759	125,071
Yapi ve Kredi Bankasi AS	34,531	36,032	(a)
Yes Bank Ltd.	9,342	222,390
		84,429,642

Diversified Capital Markets—0.2%
China Everbright Ltd.	36,000	72,635
Credit Suisse Group AG	65,804	979,549
Deutsche Bank AG	47,269	816,488	(a)
Investec Ltd.	5,853	39,923
Investec PLC	23,800	161,898
Macquarie Group Ltd.	10,234	704,192
Mirae Asset Daewoo Company Ltd.	10,004	80,869
UBS Group AG	120,115	1,923,616
		4,779,170

Diversified Chemicals—0.2%
Arkema S.A.	2,022	200,000
BASF SE	30,055	2,986,943
Daicel Corp.	11,000	132,379
Incitec Pivot Ltd.	61,205	175,555
Lanxess AG	2,671	179,662
Mitsubishi Chemical Holdings Corp.	46,500	359,464
Mitsubishi Gas Chemical Company Inc.	7,000	145,239
Nissan Chemical Industries Ltd.	3,600	104,676
OCI Company Ltd.	643	48,701
Sasol Ltd.	18,970	552,586
Solvay S.A.	2,562	313,888
Sumitomo Chemical Company Ltd.	50,000	279,099
		5,478,192

Diversified Metals & Mining—0.4%
Anglo American PLC	46,768	713,176	(a)
BHP Billiton Ltd.	105,428	1,933,435
BHP Billiton PLC	69,857	1,077,932
Boliden AB	8,207	245,430
Ferroglobe PLC	1,316	—	(c,**)
Ferroglobe PLC	1,316	13,594
Glencore PLC	402,456	1,575,931	(a)
Grupo Mexico SAB de C.V., Class B	98,250	293,016
Korea Zinc Company Ltd.	341	131,729
Mitsubishi Materials Corp.	2,800	84,681
MMC Norilsk Nickel PJSC ADR	20,445	320,782
Rio Tinto Ltd.	14,194	654,654
Rio Tinto PLC	40,685	1,632,819
South32 Ltd.	161,414	339,852
Sumitomo Metal Mining Company Ltd.	17,000	241,582
Teck Resources Ltd., Class B	18,681	407,336
Turquoise Hill Resources Ltd.	29,112	88,625	(a)
Vedanta Ltd.	42,022	178,416
		9,932,990

Diversified Real Estate Activities—0.3%
Aldar Properties PJSC	118,736	73,058
Ayala Land Inc.	254,600	167,704
Barwa Real Estate Co.	6,158	60,462
CapitaLand Ltd.	75,000	194,840
City Developments Ltd.	11,100	81,028
Daito Trust Construction Company Ltd.	2,200	301,974
Daiwa House Industry Company Ltd.	17,700	507,666
Ezdan Holding Group QSC	23,752	103,068
Hang Lung Properties Ltd.	80,000	207,939
Henderson Land Development Company Ltd.	35,318	218,820
Kerry Properties Ltd.	29,500	102,300
LendLease Group	16,540	196,581
Mitsubishi Estate Company Ltd.	42,000	765,144
Mitsui Fudosan Company Ltd.	28,000	596,536
New World Development Company Ltd.	166,019	204,226
Nomura Real Estate Holdings Inc.	5,000	79,602
Sumitomo Realty & Development Company Ltd.	12,000	310,796
Sun Hung Kai Properties Ltd.	46,000	675,957
Swire Pacific Ltd., Class A	16,000	159,763
The Wharf Holdings Ltd.	42,000	360,471
Tokyo Tatemono Company Ltd.	8,500	111,981

Tokyu Fudosan Holdings Corp.	18,000	97,568
UOL Group Ltd.	18,000	89,788
Wheelock & Company Ltd.	24,000	189,770
		5,857,042

Diversified REITs—0.1%
Daiwa House REIT Investment Corp.	54	140,246
Fibra Uno Administracion S.A. de C.V.	80,100	136,136
Fonciere Des Regions	1,038	86,939
Gecina S.A.	1,411	191,962
Growthpoint Properties Ltd.	60,504	116,868
H&R Real Estate Investment Trust	5,097	88,170
ICADE	1,137	83,520
Land Securities Group PLC	27,102	358,892
Mirvac Group	110,757	185,035
Nomura Real Estate Master Fund Inc.	120	186,090
Redefine Properties Ltd.	110,314	90,579
Stockland	75,323	266,615
Suntec Real Estate Investment Trust	65,800	84,293
The GPT Group	54,229	213,048
United Urban Investment Corp.	89	136,579
		2,364,972

Diversified Support Services—0.0% *
Babcock International Group PLC	6,848	75,526
Brambles Ltd.	54,220	386,732
Edenred	7,377	174,765
ISS A/S	5,901	223,810
KEPCO Plant Service & Engineering Company Ltd.	1,248	69,637
		930,470

Drug Retail—0.0% *
Raia Drogasil S.A.	7,400	136,745
Sundrug Company Ltd.	3,000	100,556
The Jean Coutu Group PJC Inc., Class A	3,800	59,636
Tsuruha Holdings Inc.	1,400	129,409
		426,346

Education Services—0.0% *
Benesse Holdings Inc.	3,000	93,691
Kroton Educacional S.A.	39,716	166,122
New Oriental Education & Technology Group Inc. ADR	4,500	271,710	(a)
		531,523

Electric Utilities—0.4%
AusNet Services	64,560	82,986
CEZ AS	6,598	113,856
Cheung Kong Infrastructure Holdings Ltd.	22,000	172,682
Chubu Electric Power Company Inc.	19,000	254,231
CLP Holdings Ltd.	49,500	517,516
Contact Energy Ltd.	28,572	101,065
CPFL Energia S.A.	9,731	78,983
DONG Energy A/S	5,260	203,432	(e)
EDP - Energias de Portugal S.A.	80,877	274,644
EDP - Energias do Brasil S.A.	9,400	41,301
Electricite de France S.A.	11,068	93,424
Emera Inc.	2,100	73,976
Endesa S.A.	11,130	262,247
Enel Americas S.A.	730,486	151,701
Enel Chile S.A.	730,486	80,539

Enel S.p.A.	251,900	1,189,218
Fortis Inc.	13,547	447,656
Fortum Oyj	15,622	247,787
HK Electric Investments & HK Electric Investments Ltd.	106,500	98,257	(e)
Hokuriku Electric Power Co.	6,200	60,091
Hydro One Ltd.	6,800	123,646	(e)
Iberdrola S.A.	182,369	1,307,828
Interconexion Electrica S.A. ESP	12,838	51,461
Korea Electric Power Corp.	8,344	346,579
Kyushu Electric Power Company Inc.	12,500	133,043
Mercury NZ Ltd.	31,019	68,304
PGE Polska Grupa Energetyczna S.A.	27,532	79,220
Power Assets Holdings Ltd.	43,000	370,713
Red Electrica Corp. S.A.	15,040	289,548
RusHydro PJSC ADR	52,229	84,611
SSE PLC	32,351	597,091
Tauron Polska Energia S.A.	37,527	32,110	(a)
Tenaga Nasional Bhd	88,500	274,369
Terna Rete Elettrica Nazionale S.p.A.	43,285	215,274
The Chugoku Electric Power Company Inc.	7,600	84,028
The Kansai Electric Power Company Inc.	21,400	262,531
The Tata Power Company Ltd.	40,698	56,595
Tohoku Electric Power Company Inc.	13,200	178,638
Tokyo Electric Power Company Holdings Inc.	42,100	164,728	(a)
		9,265,909

Electrical Components & Equipment—0.2%
ABB Ltd.	61,999	1,451,258
Fuji Electric Company Ltd.	21,000	124,571
Legrand S.A.	8,195	495,396
Mabuchi Motor Company Ltd.	1,800	101,283
Nidec Corp.	8,000	760,657
OSRAM Licht AG	2,597	163,185
Prysmian S.p.A.	5,426	143,808
Schneider Electric SE	18,531	1,360,235
Teco Electric and Machinery Company Ltd.	64,000	65,070
Zhuzhou CRRC Times Electric Company Ltd., Class H	17,000	90,343
		4,755,806

Electronic Components—0.2%
Alps Electric Company Ltd.	5,800	164,220
AU Optronics Corp.	313,000	122,239
Delta Electronics Inc.	62,000	332,043
Hamamatsu Photonics KK	5,200	149,565
Hirose Electric Company Ltd.	1,200	165,844
Innolux Corp.	289,212	119,621
Kyocera Corp.	10,800	601,109
Largan Precision Company Ltd.	3,000	472,604
LG Display Company Ltd.	7,752	209,691
LG Innotek Company Ltd.	512	62,495
Murata Manufacturing Company Ltd.	6,100	866,854
Nippon Electric Glass Company Ltd.	14,000	84,555
Omron Corp.	6,300	276,187
Samsung Electro-Mechanics Company Ltd.	1,559	96,889
Samsung SDI Company Ltd.	1,803	222,493
TDK Corp.	4,100	259,401
Yaskawa Electric Corp.	8,000	160,388
Zhen Ding Technology Holding Ltd.	7,350	17,271
		4,383,469

Electronic Equipment & Instruments—0.1%
Hexagon AB, Class B	8,413	339,222
Hitachi High-Technologies Corp.	2,400	97,676
Hitachi Ltd.	160,000	865,117
Ingenico Group S.A.	1,804	170,681
Keyence Corp.	3,200	1,280,230
Shimadzu Corp.	9,000	142,879
Yokogawa Electric Corp.	9,000	141,506
		3,037,311

Electronic Manufacturing Services—0.1%
AAC Technologies Holdings Inc.	24,000	280,873
Fabrinet	697	29,295	(a)
Hon Hai Precision Industry Company Ltd.	479,844	1,439,097
TE Connectivity Ltd.	14,473	1,078,962
		2,828,227

Environmental & Facilities Services—0.0% *
China Everbright International Ltd.	88,000	118,443
Park24 Company Ltd.	3,100	81,068
		199,511

Fertilizers & Agricultural Chemicals—0.1%
Agrium Inc.	4,351	414,073
Grupa Azoty S.A.	816	14,232
Israel Chemicals Ltd.	18,673	79,208
K+S AG	6,950	161,973
Potash Corporation of Saskatchewan Inc.	26,038	443,582
Syngenta AG	3,052	1,348,009
Taiwan Fertilizer Company Ltd.	28,000	38,757
UPL Ltd.	8,010	89,863
Yara International ASA	6,259	240,919
		2,830,616

Financial Exchanges & Data—0.2%
ASX Ltd.	6,529	251,423
BM&FBovespa S.A.	67,520	410,231
Deutsche Boerse AG	6,482	595,599	(a)
Hong Kong Exchanges & Clearing Ltd.	35,500	893,496
Japan Exchange Group Inc.	15,900	226,164
London Stock Exchange Group PLC	10,738	425,781
Singapore Exchange Ltd.	23,000	126,744
Thomson Reuters Corp.	11,193	482,667
		3,412,105

Food Distributors—0.0% *
Bid Corporation Ltd.	11,502	222,770
The Spar Group Ltd.	6,247	81,186
		303,956

Food Retail—0.3%
Alimentation Couche-Tard Inc., Class B	13,852	624,023
BIM Birlesik Magazalar AS	7,874	120,867
Casino Guichard Perrachon S.A.	2,125	119,163
Colruyt S.A.	2,565	126,251
CP ALL PCL NVDR	164,800	282,960
Empire Company Ltd., Class A	3,981	60,656
Eurocash S.A.	2,510	20,216
FamilyMart UNY Holdings Company Ltd.	3,000	178,767
George Weston Ltd.	1,978	172,090

ICA Gruppen AB	2,095	71,755
J Sainsbury PLC	48,231	159,401
Jeronimo Martins SGPS S.A.	11,329	203,201
Koninklijke Ahold Delhaize N.V.	42,520	912,274
Lawson Inc.	1,900	128,735
Loblaw Companies Ltd.	7,600	411,214
Magnit PJSC GDR	9,333	356,521
Metro Inc.	8,754	268,137
Pick n Pay Stores Ltd.	9,438	46,828
President Chain Store Corp.	21,000	173,025
Seven & I Holdings Company Ltd.	25,000	978,641
Shoprite Holdings Ltd.	16,646	240,340
Tesco PLC	260,897	605,499	(a)
WM Morrison Supermarkets PLC	66,803	200,481
Woolworths Ltd.	42,815	865,527
		7,326,572

Footwear—0.0% *
Anta Sports Products Ltd.	34,000	94,062
Asics Corp.	6,600	105,903
Belle International Holdings Ltd.	203,000	131,911
Feng TAY Enterprise Company Ltd.	12,320	49,130
Pou Chen Corp.	80,000	110,736
Yue Yuen Industrial Holdings Ltd.	31,000	121,862
		613,604

Forest Products—0.0% *
Duratex S.A.	11,374	32,958
West Fraser Timber Company Ltd.	3,058	127,534
		160,492

Gas Utilities—0.1%
APA Group	33,674	230,166
China Gas Holdings Ltd.	58,000	93,439
China Resources Gas Group Ltd.	34,000	120,311
ENN Energy Holdings Ltd.	32,000	180,145
GAIL India Ltd.	18,748	108,688
Gas Natural SDG S.A.	12,244	268,983
Hong Kong & China Gas Company Ltd.	241,688	483,283
Korea Gas Corp.	1,143	45,943	(a)
Osaka Gas Company Ltd.	57,000	216,378
Perusahaan Gas Negara Persero Tbk	436,000	82,780
Petronas Gas Bhd	24,000	107,161
Toho Gas Company Ltd.	15,000	105,941
Tokyo Gas Company Ltd.	67,000	304,606
		2,347,824

General Merchandise Stores—0.0% *
Canadian Tire Corporation Ltd., Class A	2,422	286,903
Dollarama Inc.	3,431	283,531
Don Quijote Holdings Company Ltd.	4,000	138,562
Harvey Norman Holdings Ltd.	20,526	70,932
Lojas Americanas S.A.	5,952	24,858
Ryohin Keikaku Company Ltd.	700	153,217
		958,003

Gold—0.1%
Agnico Eagle Mines Ltd.	7,434	314,495
AngloGold Ashanti Ltd.	14,863	158,786
Barrick Gold Corp.	38,839	735,630

Cia de Minas Buenaventura S.A. ADR	8,589	103,412
Eldorado Gold Corp.	25,001	85,296
Franco-Nevada Corp.	6,022	393,384
Gold Fields Ltd.	31,089	108,439
Goldcorp Inc.	27,809	404,525
Kinross Gold Corp.	42,336	148,882	(a)
Newcrest Mining Ltd.	23,333	396,397
Randgold Resources Ltd.	3,180	276,958
Yamana Gold Inc.	28,763	79,151
Zijin Mining Group Company Ltd., Class H	230,000	85,234
		3,290,589

Healthcare Distributors—0.0% *
Alfresa Holdings Corp.	6,400	110,792
Medipal Holdings Corp.	5,400	84,613
Shanghai Pharmaceuticals Holding Company Ltd., Class H	22,700	59,441
Sinopharm Group Company Ltd., Class H	41,600	192,972
Suzuken Company Ltd.	2,800	91,717
		539,535

Healthcare Equipment—0.3%
Cochlear Ltd.	1,696	174,960
CYBERDYNE Inc.	4,800	68,836	(a)
Getinge AB, Class B	7,959	140,134
LivaNova PLC	366	17,938	(a)
Medtronic PLC	56,263	4,532,547
Novocure Ltd.	1,017	8,238	(a)
Olympus Corp.	8,700	334,165
Oxford Immunotec Global PLC	448	6,939	(a)
Smith & Nephew PLC	27,495	418,074
Sonova Holding AG	1,835	254,639
STERIS PLC	708	49,178
Sysmex Corp.	5,200	314,996
Terumo Corp.	11,600	402,351
William Demant Holding A/S	4,763	99,812	(a)
Wright Medical Group N.V.	1,980	61,618	(a)
		6,884,425

Healthcare Facilities—0.1%
Apollo Hospitals Enterprise Ltd.	2,610	46,838
Bangkok Dusit Medical Services PCL NVDR	109,000	67,248
Bumrungrad Hospital PCL NVDR	13,000	69,232
Healthscope Ltd.	67,396	116,707
IHH Healthcare Bhd	95,100	128,935
Life Healthcare Group Holdings Ltd.	38,831	83,953
Mediclinic International PLC	10,371	92,335
Netcare Ltd.	33,031	63,063
Ramsay Health Care Ltd.	4,955	264,179
Ryman Healthcare Ltd.	15,299	89,943
		1,022,433

Healthcare Services—0.1%
Fresenius Medical Care AG & Company KGaA	7,211	609,675
Fresenius SE & Company KGaA	13,149	1,059,404
Miraca Holdings Inc.	2,100	96,491
Nobilis Health Corp.	1,159	1,971	(a)
Sonic Healthcare Ltd.	11,671	196,939
		1,964,480

Healthcare Supplies—0.1%
Coloplast A/S, Class B	4,094	320,619
Essilor International S.A.	6,887	838,986
Hoya Corp.	13,100	629,665
Shandong Weigao Group Medical Polymer Company Ltd., Class H	60,000	42,926
		1,832,196

Healthcare Technology—0.0% *
Alibaba Health Information Technology Ltd.	44,000	19,816	(a)
M3 Inc.	7,100	176,050
		195,866

Heavy Electrical Equipment—0.1%
Bharat Heavy Electricals Ltd.	22,240	55,827
Doosan Heavy Industries & Construction Company Ltd.	2,060	44,118
Mitsubishi Electric Corp.	64,100	918,673
Shanghai Electric Group Company Ltd., Class H	108,000	53,503	(a)
Vestas Wind Systems A/S	7,433	606,164
		1,678,285

Highways & Railtracks—0.1%
Abertis Infraestructuras S.A.	22,069	356,419
Atlantia S.p.A.	13,697	354,521
CCR S.A.	36,100	205,233
Groupe Eurotunnel SE	16,536	166,815
Jasa Marga Persero Tbk PT	86,987	30,159
Jiangsu Expressway Company Ltd., Class H	44,000	63,184
OHL Mexico SAB de C.V.	24,300	34,139
Promotora y Operadora de Infraestructura SAB de C.V.	7,800	83,714	(a)
Transurban Group	63,583	566,045
Zhejiang Expressway Company Ltd., Class H	52,000	67,982
		1,928,211

Home Building—0.1%
Barratt Developments PLC	32,674	223,285
Berkeley Group Holdings PLC	4,759	190,845
Iida Group Holdings Company Ltd.	5,300	81,238
Persimmon PLC	9,736	254,932
Sekisui Chemical Company Ltd.	12,300	206,527
Sekisui House Ltd.	20,700	340,139
Taylor Wimpey PLC	108,071	260,950
		1,557,916

Home Entertainment Software—0.1%
Kingsoft Corporation Ltd.	27,000	74,349
Konami Holdings Corp.	2,600	110,249
NCSoft Corp.	441	120,276
Nexon Company Ltd.	4,000	63,502
Nintendo Company Ltd.	3,800	881,028
		1,249,404

Home Furnishing Retail—0.0% *
Nitori Holdings Company Ltd.	2,600	328,296

Home Furnishings—0.0% *
Hanssem Company Ltd.	497	97,773
Steinhoff International Holdings N.V.	81,878	391,842
		489,615

Home Improvement Retail—0.0% *
Home Product Center PCL NVDR	107,359	30,150
Kingfisher PLC	77,333	315,342
		345,492

Hotels, Resorts & Cruise Lines—0.1%
Accor S.A.	6,003	250,721
Belmond Ltd., Class A	1,687	20,413	(a)
Carnival PLC	6,284	359,731
Flight Centre Travel Group Ltd.	2,032	44,767
InterContinental Hotels Group PLC	6,483	316,809
Minor International PCL NVDR	48,840	52,233
Shangri-La Asia Ltd.	34,000	49,525
TUI AG	15,015	207,657
		1,301,856

Household Appliances—0.1%
Arcelik AS	8,562	53,277
Coway Company Ltd.	1,774	152,606
Electrolux AB, Class B	6,513	181,713
Haier Electronics Group Company Ltd.	31,000	71,003
Husqvarna AB, Class B	15,105	133,061
Rinnai Corp.	1,200	95,414
SEB S.A.	867	121,383
Techtronic Industries Company Ltd.	44,000	178,061
		986,518

Household Products—0.2%
Henkel AG & Company KGaA	3,382	376,733
Hindustan Unilever Ltd.	22,472	315,546
Kimberly-Clark de Mexico SAB de C.V., Class A	58,300	125,830
Lion Corp.	7,000	125,765
Reckitt Benckiser Group PLC	20,696	1,885,567
Svenska Cellulosa AB SCA, Class B	19,853	642,621
Unicharm Corp.	13,900	332,749
Unilever Indonesia Tbk PT	56,500	183,698
		3,988,509

Human Resource & Employment Services—0.1%
Adecco Group AG	5,309	377,377
Capita PLC	22,774	160,757
Randstad Holding N.V.	4,169	241,229
Recruit Holdings Company Ltd.	11,500	586,198
Seek Ltd.	13,036	158,316
		1,523,877

Hypermarkets & Super Centers—0.1%
Aeon Company Ltd.	22,500	328,121
Carrefour S.A.	18,716	442,391
Cencosud S.A.	43,221	131,999
Distribuidora Internacional de Alimentacion S.A.	23,514	136,335
E-MART Inc.	682	125,325
Massmart Holdings Ltd.	3,853	39,129
Metro AG	5,289	169,592
Sun Art Retail Group Ltd.	88,500	82,903
Wal-Mart de Mexico SAB de C.V.	166,324	381,498
Wesfarmers Ltd.	37,323	1,283,226
		3,120,519

Independent Power Producers & Energy Traders—0.0% *
Aboitiz Power Corp.	66,300	55,167
AES Gener S.A.	82,891	33,345
CGN Power Company Ltd., Class H	390,000	120,440	(e)
China Power International Development Ltd.	121,000	44,997
China Resources Power Holdings Company Ltd.	82,000	147,930
Colbun S.A.	260,471	57,704
Electric Power Development Company Ltd.	4,300	100,525
Enel Generacion Chile S.A.	101,082	75,659
Glow Energy PCL NVDR	17,700	42,495
Huaneng Power International Inc., Class H	126,000	84,146
NTPC Ltd.	44,321	113,200
		875,608

Industrial Conglomerates—0.5%
Aboitiz Equity Ventures Inc.	66,580	98,792
Alfa SAB de C.V., Class A	80,824	117,369
Alliance Global Group Inc.	117,400	29,669
Beijing Enterprises Holdings Ltd.	19,500	100,869
CITIC Ltd.	91,000	129,741
CJ Corp.	632	98,335
CK Hutchison Holdings Ltd.	89,064	1,095,608
DCC PLC	3,000	263,532
DMCI Holdings Inc.	140,000	31,809
Far Eastern New Century Corp.	119,916	103,940
Fosun International Ltd.	84,500	126,997
Grupo Carso SAB de C.V.	22,000	100,211
Hanwha Corp.	2,100	67,415
Industries Qatar QSC	5,401	163,613
Jardine Matheson Holdings Ltd.	8,000	514,000
Jardine Strategic Holdings Ltd.	7,000	294,000
JG Summit Holdings Inc.	62,960	102,079
Keihan Holdings Company Ltd.	12,000	73,338
Keppel Corporation Ltd.	42,900	213,072
KOC Holding AS	23,474	98,946
Koninklijke Philips N.V.	31,417	1,012,429
LG Corp.	2,760	173,256
NWS Holdings Ltd.	63,042	115,027
Samsung C&T Corp.	2,265	258,238
Seibu Holdings Inc.	5,300	87,374
Sembcorp Industries Ltd.	25,600	58,261
Shanghai Industrial Holdings Ltd.	20,000	58,805
Siemens AG	25,012	3,434,902
Siemens Ltd.	2,575	49,767
Sime Darby Bhd	71,462	149,851
SK Holdings Company Ltd.	1,185	258,023
SM Investments Corp.	6,891	95,725
Smiths Group PLC	13,773	278,831
The Bidvest Group Ltd.	11,502	131,989
Toshiba Corp.	126,000	272,964	(a)
Turkiye Sise ve Cam Fabrikalari A/S	23,244	26,616
		10,285,393

Industrial Gases—0.1%
Air Liquide S.A.	12,803	1,466,568
Air Water Inc.	6,000	110,491
Linde AG	6,150	1,026,783
Taiyo Nippon Sanso Corp.	5,400	63,096
		2,666,938

Industrial Machinery—0.4%
Alfa Laval AB	7,568	143,336
Amada Holdings Company Ltd.	13,000	148,281
Andritz AG	2,708	135,795
Atlas Copco AB, Class A	21,101	747,538
Atlas Copco AB, Class B	13,268	423,230
China Conch Venture Holdings Ltd.	53,500	105,052
FANUC Corp.	6,400	1,310,670
GEA Group AG	5,847	249,146
Hiwin Technologies Corp.	7,800	48,971
Hoshizaki Corp.	1,500	117,922
IHI Corp.	53,000	166,948	(a)
IMI PLC	10,031	149,641
JTEKT Corp.	8,400	130,338
Kawasaki Heavy Industries Ltd.	41,000	124,365
Kone Oyj, Class B	11,026	485,394
Kurita Water Industries Ltd.	2,800	67,669
Makita Corp.	7,200	251,997
Metso Oyj	5,381	163,334
MINEBEA MITSUMI Inc.	13,000	173,248
Mitsubishi Heavy Industries Ltd.	106,000	424,837
Nabtesco Corp.	3,100	82,070
NGK Insulators Ltd.	7,700	174,136
NSK Ltd.	12,900	184,302
Pentair PLC	6,832	428,913
Sandvik AB	33,359	500,294
Schindler Holding AG	1,417	274,354
Schindler Holding AG	749	142,100
SKF AB, Class B	13,846	274,957
SMC Corp.	1,800	531,778
Sumitomo Heavy Industries Ltd.	21,000	146,244
The Weir Group PLC	6,385	153,056
THK Company Ltd.	4,600	115,712
Wartsila Oyj Abp	5,119	274,573
WEG S.A.	20,540	112,567
Zardoya Otis S.A.	7,066	65,447
		9,028,215

Industrial REITs—0.0% *
Ascendas Real Estate Investment Trust	68,150	122,907
Goodman Group	54,792	323,517
Nippon Prologis REIT Inc.	59	127,764
Segro PLC	33,338	190,178
		764,366

Insurance Brokers—0.1%
Aon PLC	10,706	1,270,695
Willis Towers Watson PLC	5,363	701,963
		1,972,658

Integrated Oil & Gas—1.1%
BP PLC	618,552	3,539,005
Cenovus Energy Inc.	26,809	302,535
China Petroleum & Chemical Corp., Class H	805,400	652,901
Ecopetrol S.A.	226,632	105,725	(a)
Eni S.p.A.	83,853	1,376,664
Galp Energia SGPS S.A.	17,566	267,255
Gazprom PJSC ADR	196,173	876,893

Husky Energy Inc.	14,254	160,426	(a)
Imperial Oil Ltd.	10,244	311,241
Lukoil PJSC ADR	14,156	751,117
MOL Hungarian Oil & Gas PLC	1,514	103,821
OMV AG	5,260	207,509
Origin Energy Ltd.	53,651	288,540
PetroChina Company Ltd., Class H	618,000	452,476
Petroleo Brasileiro S.A.	92,900	443,294	(a)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	94,744
PTT PCL NVDR	34,800	391,927
Repsol S.A.	37,864	586,200
Rosneft Oil Company PJSC GDR	45,830	260,773
Royal Dutch Shell PLC, Class A	142,805	3,742,838
Royal Dutch Shell PLC, Class B	122,467	3,345,319
Statoil ASA	37,716	644,196
Suncor Energy Inc.	54,747	1,676,092
Surgutneftegas OJSC ADR	3,950	22,120
Surgutneftegas OJSC ADR	29,028	148,333
Total S.A.	74,365	3,771,250
		24,523,194

Integrated Telecommunication Services—0.6%
BCE Inc.	4,587	202,514
Bezeq The Israeli Telecommunication Corporation Ltd.	71,154	127,589
Bharti Infratel Ltd.	20,103	100,554
BT Group PLC	279,736	1,113,051
China Communications Services Corporation Ltd., Class H	84,000	55,016
China Telecom Corporation Ltd., Class H	442,000	215,554
China Unicom Hong Kong Ltd.	204,000	272,998
Chunghwa Telecom Company Ltd.	122,000	414,139
Deutsche Telekom AG	107,507	1,888,613
Elisa Oyj	5,139	182,206
Emirates Telecommunications Group Co. PJSC	34,000	167,084
Hellenic Telecommunications Organization S.A.	10,479	98,629
HKT Trust & HKT Ltd.	137,280	177,705
Koninklijke KPN N.V.	117,110	353,595
KT Corp.	1,110	31,663
LG Uplus Corp.	8,060	103,065
Nippon Telegraph & Telephone Corp.	22,900	976,584
Ooredoo QSC	3,023	80,202
Orange Polska S.A.	28,318	33,093
Orange S.A.	63,869	994,951
PCCW Ltd.	173,000	101,955
Proximus SADP	5,527	173,884
Rostelecom PJSC ADR	7,764	63,510
SFR Group S.A.	3,660	115,440	(a)
Singapore Telecommunications Ltd.	272,000	763,072
Spark New Zealand Ltd.	68,211	166,890
Swisscom AG	882	407,185
TDC A/S	28,766	148,779
Telecom Italia S.p.A.	350,948	316,425	(a)
Telecom Italia S.p.A.	190,334	139,243
Telefonica Deutschland Holding AG	18,390	91,461
Telefonica S.A.	149,059	1,671,582
Telekom Malaysia Bhd	42,600	61,799
Telekomunikasi Indonesia Persero Tbk PT	1,797,500	557,103
Telenor ASA	26,623	442,947
Telia Company AB	69,057	290,744

Telstra Corporation Ltd.	137,153	487,562
TELUS Corp.	5,760	186,450
TPG Telecom Ltd.	9,816	52,192
True Corporation PCL NVDR	237,369	46,973
Turk Telekomunikasyon AS	16,769	27,168
Vocus Group Ltd.	22,820	75,204
		13,976,373

Internet & Direct Marketing Retail—0.1%
Ctrip.com International Ltd. ADR	11,426	561,588	(a)
JD.com Inc. ADR	20,558	639,559	(a)
Rakuten Inc.	30,600	306,192
Start Today Company Ltd.	6,600	145,884
Vipshop Holdings Ltd. ADR	7,000	93,380	(a)
Zalando SE	3,266	132,478	(a)
		1,879,081

Internet Software & Services—0.5%
Alibaba Group Holding Ltd. ADR	34,613	3,732,320	(a)
Auto Trader Group PLC	33,000	161,882	(e)
Baidu Inc. ADR	8,352	1,440,887	(a)
Cimpress N.V.	479	41,285	(a)
DeNA Company Ltd.	4,300	87,173
Global Sources Ltd.	131	1,081	(a)
Kakaku.com Inc.	3,100	42,147
Kakao Corp.	1,370	101,804
Mixi Inc.	1,900	91,394
NAVER Corp.	858	655,987
NetEase Inc. ADR	2,471	701,764
Tencent Holdings Ltd.	175,400	5,028,517
United Internet AG	4,602	204,167
Yahoo Japan Corp.	50,200	231,560
		12,521,968

Investment Banking & Brokerage—0.1%
China Galaxy Securities Company Ltd., Class H	108,000	99,641
CITIC Securities Company Ltd., Class H	76,500	157,499
Daiwa Securities Group Inc.	57,000	346,767
Haitong Securities Company Ltd., Class H	98,000	165,698
Korea Investment Holdings Company Ltd.	1,740	73,284
Mediobanca S.p.A.	20,019	180,926
NH Investment & Securities Company Ltd.	6,220	69,803
Nomura Holdings Inc.	120,900	750,702
Samsung Securities Company Ltd.	1,372	41,284
Yuanta Financial Holding Company Ltd.	369,211	155,752
		2,041,356

IT Consulting & Other Services—0.3%
Accenture PLC, Class A	25,567	3,064,972
Atos SE	2,821	349,844
Capgemini S.A.	5,500	509,191
CGI Group Inc., Class A	7,485	357,623	(a)
Fujitsu Ltd.	64,000	391,076
HCL Technologies Ltd.	17,992	242,720
Infosys Ltd.	57,596	906,936
Nomura Research Institute Ltd.	4,510	165,943
NTT Data Corp.	4,200	199,013
Obic Company Ltd.	2,500	118,909
Otsuka Corp.	1,800	97,568

Samsung SDS Company Ltd.	1,113	132,867
Tata Consultancy Services Ltd.	16,723	624,032
Tech Mahindra Ltd.	9,252	65,185
Wipro Ltd.	24,408	193,655
		7,419,534

Leisure Facilities—0.0% *
Merlin Entertainments PLC	22,365	134,126	(e)
Oriental Land Company Ltd.	7,200	412,435
		546,561

Leisure Products—0.0% *
Bandai Namco Holdings Inc.	6,600	197,236
Giant Manufacturing Company Ltd.	10,000	59,158
Merida Industry Company Ltd.	7,350	38,879
Sankyo Company Ltd.	2,000	66,768
Sega Sammy Holdings Inc.	7,400	99,083
Shimano Inc.	2,400	349,995
Yamaha Corp.	6,100	167,787
		978,906

Life & Health Insurance—0.6%
Aegon N.V.	60,822	310,364
AIA Group Ltd.	394,800	2,489,249
Cathay Financial Holding Company Ltd.	205,417	329,696
China Life Insurance Company Ltd.	107,593	106,379
China Life Insurance Company Ltd., Class H	239,000	733,468
China Taiping Insurance Holdings Company Ltd.	67,288	162,949	(a)
CNP Assurances	5,764	117,626
Dai-ichi Life Holdings Inc.	36,000	645,015
Discovery Ltd.	11,285	108,324
Great-West Lifeco Inc.	10,027	277,055
Hanwha Life Insurance Company Ltd.	8,480	45,801
Industrial Alliance Insurance & Financial Services Inc.	3,775	163,126
Japan Post Holdings Company Ltd.	16,000	200,592
Legal & General Group PLC	199,512	616,964
Liberty Holdings Ltd.	4,059	32,769
Manulife Financial Corp.	65,193	1,153,153
Medibank Private Ltd.	100,000	215,124
MMI Holdings Ltd.	36,164	61,735
New China Life Insurance Company Ltd., Class H	23,300	110,931
NN Group N.V.	10,903	355,495
Old Mutual PLC	166,895	418,640
Ping An Insurance Group Company of China Ltd., Class H	161,500	903,976
Poste Italiane S.p.A.	19,682	131,568	(e)
Power Corporation of Canada	12,324	288,683
Power Financial Corp.	7,564	199,472
Prudential PLC	84,719	1,786,096
Rand Merchant Investment Holdings Ltd.	22,171	68,288
Samsung Life Insurance Company Ltd.	2,185	211,994
Sanlam Ltd.	55,316	277,926
Shin Kong Financial Holding Company Ltd.	265,751	77,512	(a)
Sony Financial Holdings Inc.	6,500	104,357
St. James’s Place PLC	18,533	246,114
Standard Life PLC	63,545	281,844
Sun Life Financial Inc.	19,923	725,423
Swiss Life Holding AG	1,100	355,183
T&D Holdings Inc.	17,600	255,242
		14,568,133

Life Sciences Tools & Services—0.0% *
Divi’s Laboratories Ltd.	2,856	27,405
Eurofins Scientific SE	326	142,206
Lonza Group AG	1,983	375,224
QIAGEN N.V.	7,427	216,144
		760,979

Managed Healthcare—0.0% *
Odontoprev S.A.	10,100	35,947
Qualicorp S.A.	8,200	53,333
Triple-S Management Corp., Class B	465	8,170	(a)
		97,450

Marine—0.1%
AP Moeller - Maersk A/S, Class A	134	216,821
AP Moeller - Maersk A/S, Class B	224	372,756
Costamare Inc.	543	3,616
Evergreen Marine Corporation Taiwan Ltd.	64,640	30,251	(a)
Kuehne + Nagel International AG	1,885	266,474
MISC Bhd	11,500	19,021
Mitsui OSK Lines Ltd.	28,000	87,948
Nippon Yusen KK	45,000	94,903	(a)
		1,091,790

Marine Ports & Services—0.0% *
Adani Ports & Special Economic Zone Ltd.	26,135	137,205
China Merchants Port Holdings Company Ltd.	43,159	126,342
COSCO SHIPPING Ports Ltd.	62,000	68,450
DP World Ltd.	6,267	134,741
Hutchison Port Holdings Trust, Class U	135,800	56,357
International Container Terminal Services Inc.	26,800	48,018
Kamigumi Company Ltd.	8,000	69,066
Mitsubishi Logistics Corp.	5,000	68,832
		709,011

Metal & Glass Containers—0.0% *
CCL Industries Inc., Class B	1,000	217,553
Toyo Seikan Group Holdings Ltd.	5,800	94,108
		311,661

Motorcycle Manufacturers—0.0% *
Bajaj Auto Ltd.	3,146	135,946
Hero MotoCorp Ltd.	1,341	66,528
Yamaha Motor Company Ltd.	8,500	204,510
		406,984

Movies & Entertainment—0.0% *
Alibaba Pictures Group Ltd.	360,000	65,316	(a)
Eros International PLC	595	6,129	(a)
IMAX Corp.	1,119	38,046	(a)
Toho Company Ltd.	4,400	116,525
Vivendi S.A.	32,333	630,252
		856,268

Multi-Line Insurance—0.4%
Ageas	6,808	266,794
Allianz SE	14,961	2,778,666
Assicurazioni Generali S.p.A.	39,204	624,766
Aviva PLC	134,762	896,490
AXA S.A.	63,791	1,654,861
Baloise Holding AG	1,758	241,847

BB Seguridade Participacoes S.A.	23,900	219,808
China Pacific Insurance Group Company Ltd., Class H	91,800	331,338
Fairfax Financial Holdings Ltd.	773	350,781
Gjensidige Forsikring ASA	7,732	117,750
Mapfre S.A.	40,470	139,160
Porto Seguro S.A.	4,400	39,372
Powszechny Zaklad Ubezpieczen S.A.	10,589	93,009
Sampo Oyj, Class A	14,923	709,621
Sul America S.A.	5,783	30,400
UnipolSai Assicurazioni S.p.A.	45,095	99,743
Zurich Insurance Group AG	4,958	1,324,511
		9,918,917

Multi-Sector Holdings—0.1%
Ayala Corp.	7,150	120,414
Corporation Financiera Colombiana S.A.	3,142	30,575
Eurazeo S.A.	1,517	100,157
EXOR N.V.	3,417	177,177
First Pacific Company Ltd.	94,000	68,218
Groupe Bruxelles Lambert S.A.	2,824	257,037
Grupo de Inversiones Suramericana S.A.	8,633	116,584
GT Capital Holdings Inc.	2,225	50,775
Haci Omer Sabanci Holding AS	34,397	94,454
Industrivarden AB, Class C	4,939	107,373
Investor AB, Class B	15,625	660,120
Kinnevik AB, Class B	8,574	229,516
L E Lundbergforetagen AB, B Shares	1,510	102,744
Metro Pacific Investments Corp.	129,200	15,501
Onex Corp.	2,466	176,493
Pargesa Holding S.A.	1,294	91,528
Remgro Ltd.	15,705	241,383
Wendel S.A.	781	99,236
		2,739,285

Multi-Utilities—0.2%
AGL Energy Ltd.	22,062	443,807
Atco Ltd., Class I	2,398	92,978
Canadian Utilities Ltd., Class A	4,562	133,270
Centrica PLC	185,212	502,568
DUET Group	87,762	186,788
E.ON SE	73,908	588,989
Engie S.A.	52,820	750,235
Innogy SE	4,122	156,001	(a,e)
National Grid PLC	123,831	1,569,349
RWE AG	16,339	271,480	(a)
Suez	10,531	166,755
Veolia Environnement S.A.	16,581	311,413
YTL Corporation Bhd	200,400	67,472
YTL Power International Bhd	87,045	29,897
		5,271,002

Office REITs—0.0% *
CapitaLand Commercial Trust	54,300	60,040
City Office REIT Inc.	452	5,492
Dexus Property Group	31,181	232,393
Japan Prime Realty Investment Corp.	22	85,094
Japan Real Estate Investment Corp.	46	243,561
Nippon Building Fund Inc.	45	245,939
		872,519

Office Services & Supplies—0.0% *
Societe BIC S.A.	1,095	136,791

Oil & Gas Drilling—0.0% *
China Oilfield Services Ltd., Class H	58,000	55,675
Ensco PLC, Class A	2,515	22,509
Noble Corporation PLC	2,051	12,696
Seadrill Ltd.	7,580	12,507	(a)
Transocean Ltd.	16,339	203,421	(a)
		306,808

Oil & Gas Equipment & Services—0.1%
Petrofac Ltd.	10,040	115,376
Saipem S.p.A.	123,361	56,141	(a)
Sapura Energy Bhd	127,700	52,517	(a)
TechnipFMC PLC	18,699	607,717	(a)
Tenaris S.A.	13,599	233,735
		1,065,486

Oil & Gas Exploration & Production—0.3%
ARC Resources Ltd.	11,975	170,603
Cairn India Ltd.	17,722	83,636
Canadian Natural Resources Ltd.	36,495	1,191,461
CNOOC Ltd.	566,000	675,864
Crescent Point Energy Corp.	17,845	192,279
Encana Corp.	33,324	389,298
Inpex Corp.	28,900	283,865
Lundin Petroleum AB	5,364	109,223	(a)
Novatek PJSC GDR GDR	3,285	408,983
Oil & Natural Gas Corporation Ltd.	43,306	123,379
Oil Search Ltd.	47,997	264,357
Peyto Exploration & Development Corp.	4,880	100,077
PrairieSky Royalty Ltd.	6,224	130,953
PTT Exploration & Production PCL NVDR	52,000	140,735
Santos Ltd.	50,308	145,834
Seven Generations Energy Ltd., Class A	7,200	131,189	(a)
Tatneft PJSC ADR	7,219	266,020
Tourmaline Oil Corp.	6,249	138,929	(a)
Vermilion Energy Inc.	4,105	153,501
Woodside Petroleum Ltd.	25,430	622,329
		5,722,515

Oil & Gas Refining & Marketing—0.2%
Bharat Petroleum Corporation Ltd.	12,960	129,620
Caltex Australia Ltd.	9,305	209,329
Cosan S.A. Industria e Comercio	5,500	67,318
Empresas COPEC S.A.	11,610	126,041
Formosa Petrochemical Corp.	43,000	150,218
Grupa Lotos S.A.	2,254	31,080	(a)
GS Holdings Corp.	2,084	110,135
Idemitsu Kosan Company Ltd.	3,200	111,137
IRPC PCL NVDR	378,600	56,742
JX Holdings Inc.	72,200	354,229
Keyera Corp.	6,976	204,052
Neste Oyj	4,893	191,330
Petronas Dagangan Bhd	8,900	48,266
Polski Koncern Naftowy ORLEN S.A.	9,561	241,321
Reliance Industries Ltd.	43,251	879,607

S-Oil Corp.	1,820	163,561
Showa Shell Sekiyu KK	7,600	76,866
SK Innovation Company Ltd.	1,937	288,394
Thai Oil PCL NVDR	30,500	67,013
TonenGeneral Sekiyu KK	11,000	137,619	(a,c)
Tupras Turkiye Petrol Rafinerileri AS	3,135	77,651
		3,721,529

Oil & Gas Storage & Transportation—0.2%
AltaGas Ltd.	4,683	108,152
Ardmore Shipping Corp.	614	4,943
DHT Holdings Inc.	1,868	8,350
Enagas S.A.	8,082	210,484
Enbridge Inc.	53,407	2,230,948
Frontline Ltd.	1,321	8,904
Golar LNG Ltd.	1,783	49,799
Inter Pipeline Ltd.	11,848	249,015
Koninklijke Vopak N.V.	2,713	118,606
Kunlun Energy Company Ltd.	138,000	127,852
Navios Maritime Acquisition Corp.	1,649	2,836
Pembina Pipeline Corp.	12,074	381,508
Scorpio Tankers Inc.	3,299	14,648
Snam S.p.A.	74,890	324,720
Teekay Corp.	991	9,068
Teekay Tankers Ltd., Class A	2,370	4,858
TransCanada Corp.	28,506	1,311,748
Ultrapar Participacoes S.A.	11,400	257,159
Veresen Inc.	9,523	104,966
		5,528,564

Other Diversified Financial Services—0.1%
AMP Ltd.	90,691	358,371
Challenger Ltd.	16,883	161,634
FirstRand Ltd.	120,303	415,941
Fubon Financial Holding Company Ltd.	201,000	327,906
ORIX Corp.	41,600	615,059
RMB Holdings Ltd.	26,636	116,347
		1,995,258

Packaged Foods & Meats—0.7%
Ajinomoto Company Inc.	16,500	325,247
Aryzta AG	3,416	109,720
Associated British Foods PLC	11,143	363,114
Barry Callebaut AG	85	111,159
BRF S.A.	20,100	244,433
Calbee Inc.	2,400	81,737
Charoen Pokphand Foods PCL NVDR	115,100	92,951
China Huishan Dairy Holdings Company Ltd.	55,000	2,972	(c)
China Mengniu Dairy Company Ltd.	106,000	219,597
Chocoladefabriken Lindt & Spruengli AG	33	187,262
Chocoladefabriken Lindt & Spruengli AG	4	265,847
CJ CheilJedang Corp.	320	101,010
Danone S.A.	19,462	1,327,201
Gruma SAB de C.V., Class B	8,900	125,017
Grupo Bimbo SAB de C.V., Class A	35,400	87,494
Indofood CBP Sukses Makmur Tbk PT	64,000	39,143
Indofood Sukses Makmur Tbk PT	165,000	99,058
JBS S.A.	25,900	83,289

Kerry Group PLC, Class A	5,644	444,893
Kikkoman Corp.	4,000	119,357
Lotte Confectionery Company Ltd.	350	60,091
M Dias Branco S.A.	1,200	48,303
Marine Harvest ASA	13,598	207,242
MEIJI Holdings Company Ltd.	3,400	282,850
Nestle India Ltd.	845	86,797
Nestle S.A.	101,436	7,787,958
NH Foods Ltd.	5,000	134,120
Nisshin Seifun Group Inc.	5,400	80,494
Nissin Foods Holdings Company Ltd.	2,300	127,354
Orion Corp.	139	83,278
Orkla ASA	29,065	260,231
Pioneer Foods Group Ltd.	4,038	53,186
PPB Group Bhd	17,800	67,331
Saputo Inc.	9,396	323,310
Standard Foods Corp.	15,304	38,030
Tate & Lyle PLC	13,279	126,943
Tiger Brands Ltd.	6,889	205,739
Tingyi Cayman Islands Holding Corp.	82,000	102,981
Toyo Suisan Kaisha Ltd.	2,500	92,996
Ulker Biskuvi Sanayi AS	3,012	15,268
Uni-President Enterprises Corp.	141,303	264,980
Universal Robina Corp.	30,200	98,410
Want Want China Holdings Ltd.	242,000	167,530
WH Group Ltd.	197,500	170,270	(e)
Yakult Honsha Company Ltd.	2,500	138,652
Yamazaki Baking Company Ltd.	4,000	82,204
		15,537,049

Paper Packaging—0.0% *
Amcor Ltd.	35,213	404,545
Klabin S.A.	19,600	93,526
		498,071

Paper Products—0.1%
Empresas CMPC S.A.	49,402	120,128
Fibria Celulose S.A.	9,300	84,565
Mondi Ltd.	2,641	63,130
Mondi PLC	12,058	290,552
Nine Dragons Paper Holdings Ltd.	63,000	67,690
Oji Holdings Corp.	31,000	144,943
Sappi Ltd.	19,577	133,051
Stora Enso Oyj, Class R	19,443	230,411
UPM-Kymmene Oyj	18,094	426,141
		1,560,611

Personal Products—0.4%
AMOREPACIFIC Corp.	1,045	262,114
AMOREPACIFIC Group	1,200	128,230
Beiersdorf AG	3,049	289,354
Dabur India Ltd.	13,803	58,955
Godrej Consumer Products Ltd.	4,709	121,831
Hengan International Group Company Ltd.	19,500	145,030
Kao Corp.	16,700	914,806
Kose Corp.	900	81,334
L’Oreal S.A.	8,287	1,596,734
LG Household & Health Care Ltd.	277	200,883

Marico Ltd.	10,808	49,151
Natura Cosmeticos S.A.	7,200	65,787
Pola Orbis Holdings Inc.	3,600	86,810
Shiseido Company Ltd.	12,000	315,534
Unilever N.V.	53,335	2,656,559
Unilever PLC	42,100	2,073,908
		9,047,020

Pharmaceuticals—1.6%
Aspen Pharmacare Holdings Ltd.	11,107	227,561
Astellas Pharma Inc.	71,400	939,356
AstraZeneca PLC	41,434	2,545,223
Aurobindo Pharma Ltd.	9,370	97,401
Bayer AG	27,049	3,125,913
Chugai Pharmaceutical Company Ltd.	6,700	229,987
Cipla Ltd.	12,861	117,845
CSPC Pharmaceutical Group Ltd.	134,000	175,529
Daiichi Sankyo Company Ltd.	20,400	458,968
Dr Reddy’s Laboratories Ltd.	3,837	155,525
Eisai Company Ltd.	8,500	439,684
Endo International PLC	1,633	18,224	(a)
Galenica AG	140	147,700
GlaxoSmithKline PLC	159,439	3,308,554
Glenmark Pharmaceuticals Ltd.	5,757	74,495
Hanmi Pharm Company Ltd.	118	31,550	(a)
Hikma Pharmaceuticals PLC	5,414	134,112
Hisamitsu Pharmaceutical Company Inc.	2,400	136,983
Hypermarcas S.A.	12,800	116,915
Kalbe Farma Tbk PT	854,500	98,753
Kyowa Hakko Kirin Company Ltd.	8,000	126,501
Lupin Ltd.	9,440	209,560
Merck KGaA	3,996	456,455
Mitsubishi Tanabe Pharma Corp.	8,200	170,579
Novartis AG	72,860	5,412,000
Novo Nordisk A/S, Class B	62,716	2,160,366
Ono Pharmaceutical Company Ltd.	12,300	254,378
Orion Oyj, Class B	4,156	217,230
Otsuka Holdings Company Ltd.	13,100	590,399
Perrigo Company PLC	6,033	400,531
Piramal Enterprises Ltd.	2,159	63,305
Richter Gedeon Nyrt	2,156	49,058
Roche Holding AG	22,918	5,856,860
Sanofi	37,941	3,433,861
Santen Pharmaceutical Company Ltd.	13,500	195,298
Shionogi & Company Ltd.	9,300	479,731
Sino Biopharmaceutical Ltd.	186,000	153,175
Sumitomo Dainippon Pharma Company Ltd.	6,100	100,617
Sun Pharmaceutical Industries Ltd.	33,128	349,978
Taisho Pharmaceutical Holdings Company Ltd.	1,300	105,465
Takeda Pharmaceutical Company Ltd.	22,500	1,055,842
Teva Pharmaceutical Industries Ltd.	15,371	504,252
Teva Pharmaceutical Industries Ltd. ADR	15,371	493,255
Theravance Biopharma Inc.	722	26,584	(a)
UCB S.A.	4,350	338,286
Valeant Pharmaceuticals International Inc.	11,948	131,606	(a)
Yuhan Corp.	181	36,012
		35,951,462

Precious Metals & Minerals—0.0% *
Anglo American Platinum Ltd.	1,523	34,765	(a)
Fresnillo PLC	8,137	158,322
Impala Platinum Holdings Ltd.	21,829	73,617	(a)
Industrias Penoles SAB de C.V.	2,630	67,308
		334,012

Property & Casualty Insurance—0.3%
Admiral Group PLC	6,199	154,178
Argo Group International Holdings Ltd.	543	36,815
Aspen Insurance Holdings Ltd.	500	26,025
Chubb Ltd.	19,074	2,598,832
Direct Line Insurance Group PLC	40,658	176,621
Dongbu Insurance Company Ltd.	1,106	63,296
Global Indemnity Ltd.	165	6,351	(a)
Hyundai Marine & Fire Insurance Company Ltd.	1,762	55,146
Insurance Australia Group Ltd.	81,026	373,955
Intact Financial Corp.	3,974	281,829
James River Group Holdings Ltd.	286	12,258
MS&AD Insurance Group Holdings Inc.	16,500	524,186
PICC Property & Casualty Company Ltd., Class H	152,600	235,237
Qatar Insurance Co. SAQ	4,917	94,934
QBE Insurance Group Ltd.	43,777	430,465
RSA Insurance Group PLC	35,605	261,123
Samsung Fire & Marine Insurance Company Ltd.	977	234,138
Sompo Holdings Inc.	11,100	406,326
Suncorp Group Ltd.	42,400	427,275
The People’s Insurance Company Group of China Ltd., Class H	224,000	92,811
Tokio Marine Holdings Inc.	21,500	906,076
Tryg A/S	4,681	85,167
XL Group Ltd.	10,529	419,686
		7,902,730

Publishing—0.0% *
Axel Springer SE	1,610	89,147
Lagardere SCA	4,450	131,410
Pearson PLC	26,187	223,488
Schibsted ASA, B Shares	3,679	84,169
Schibsted ASA, Class A	3,168	81,515
Singapore Press Holdings Ltd.	45,337	115,184
		724,913

Railroads—0.3%
Aurizon Holdings Ltd.	71,287	285,502
BTS Group Holdings PCL NVDR	100,000	24,591
Canadian National Railway Co.	25,228	1,856,844
Canadian Pacific Railway Ltd.	4,692	687,274
Central Japan Railway Co.	4,600	748,847
Container Corporation of India Ltd.	1,215	23,744
East Japan Railway Co.	10,500	913,461
Hankyu Hanshin Holdings Inc.	7,000	227,407
Keikyu Corp.	14,000	153,531
Keio Corp.	17,000	134,560
Keisei Electric Railway Company Ltd.	5,000	115,902
Kintetsu Group Holdings Company Ltd.	61,000	219,519
MTR Corporation Ltd.	43,500	244,326
Nagoya Railroad Company Ltd.	32,000	143,875
Odakyu Electric Railway Company Ltd.	8,900	173,000

Tobu Railway Company Ltd.	32,000	161,967
Tokyu Corp.	31,000	219,223
West Japan Railway Co.	5,000	324,913
		6,658,486

Real Estate Development—0.1%
Bumi Serpong Damai Tbk PT	185,500	26,240
Cheung Kong Property Holdings Ltd.	81,564	549,427
China Evergrande Group	113,000	104,690
China Jinmao Holdings Group Ltd.	114,000	36,526
China Overseas Land & Investment Ltd.	118,000	337,078
China Resources Land Ltd.	89,777	242,594
China Vanke Company Ltd., Class H	49,400	133,488
Country Garden Holdings Company Ltd.	181,333	163,098
Emaar Properties PJSC	105,792	210,259
Guangzhou R&F Properties Company Ltd., Class H	33,600	52,487
Highwealth Construction Corp.	23,400	41,105
IOI Properties Group Bhd	93,258	43,621
Lippo Karawaci Tbk PT	374,000	20,348
Longfor Properties Company Ltd.	50,000	82,224
Ruentex Development Company Ltd.	27,874	33,393	(a)
Shimao Property Holdings Ltd.	51,500	81,774
Sino Land Company Ltd.	116,000	203,297
Sino-Ocean Group Holding Ltd.	104,500	49,080
SOHO China Ltd.	76,000	40,682
Sunac China Holdings Ltd.	51,000	66,149
Talaat Moustafa Group	36,052	18,356
		2,535,916

Real Estate Operating Companies—0.1%
Aeon Mall Company Ltd.	4,000	62,892
BR Malls Participacoes S.A.	22,360	102,048	(a)
Central Pattana PCL NVDR	44,200	72,997
Deutsche Wohnen AG	12,076	398,649
First Capital Realty Inc.	5,563	83,550
Global Logistic Properties Ltd.	88,600	176,274
Hang Lung Group Ltd.	33,000	140,764
Hongkong Land Holdings Ltd.	36,000	276,840
Hulic Company Ltd.	10,000	93,960
Hysan Development Company Ltd.	26,000	117,931
Multiplan Empreendimentos Imobiliarios S.A.	3,375	70,478
SM Prime Holdings Inc.	245,000	138,186
Swire Properties Ltd.	30,800	98,684
Swiss Prime Site AG	2,533	223,072
Vonovia SE	15,672	553,648
		2,609,973

Real Estate Services—0.0% *
Altisource Portfolio Solutions S.A.	231	8,501	(a)

Regional Banks—0.1%
Bank of Queensland Ltd.	12,042	111,705
Bendigo & Adelaide Bank Ltd.	15,810	146,416
BNK Financial Group Inc.	7,204	59,137
Chongqing Rural Commercial Bank Company Ltd., Class H	92,000	62,150
Concordia Financial Group Ltd.	41,800	193,339
DGB Financial Group Inc.	3,207	31,115
First BanCorp	2,390	13,503	(a)
Fukuoka Financial Group Inc.	30,000	129,767

Kyushu Financial Group Inc.	14,200	86,783
Mebuki Financial Group Inc.	29,250	116,811
Resona Holdings Inc.	68,000	364,868
Seven Bank Ltd.	22,000	71,866
Shinsei Bank Ltd.	64,000	117,742
Suruga Bank Ltd.	4,900	103,075
The Bank of Kyoto Ltd.	8,000	58,225
The Chiba Bank Ltd.	20,000	128,332
The Chugoku Bank Ltd.	7,000	101,768
The Hachijuni Bank Ltd.	15,000	84,672
The Hiroshima Bank Ltd.	19,000	80,651
The Shizuoka Bank Ltd.	15,000	121,960
Yamaguchi Financial Group Inc.	8,000	86,655
		2,270,540

Reinsurance—0.1%
Blue Capital Reinsurance Holdings Ltd.	114	2,200
Hannover Rueck SE	1,797	207,862
Muenchener Rueckversicherungs-Gesellschaft AG	5,332	1,045,901
RenaissanceRe Holdings Ltd.	339	49,036
SCOR SE	5,925	224,523
Swiss Re AG	10,742	965,326
Third Point Reinsurance Ltd.	1,326	16,045	(a)
		2,510,893

Renewable Electricity—0.0% *
Atlantica Yield PLC	1,183	24,796
China Longyuan Power Group Corporation Ltd., Class H	101,000	78,497
Energy Development Corp.	270,200	32,419
Engie Brasil Energia S.A.	6,100	67,956
Meridian Energy Ltd.	50,908	99,644
		303,312

Research & Consulting Services—0.1%
Bureau Veritas S.A.	8,532	180,455
Experian PLC	31,784	647,037
Intertek Group PLC	5,415	266,378
RELX N.V.	33,321	618,684
RELX PLC	36,223	708,415
SGS S.A.	183	390,700
Wolters Kluwer N.V.	10,259	427,544
		3,239,213

Residential REITs—0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	58,985	46,972

Restaurants—0.1%
Compass Group PLC	54,383	1,024,129
Domino’s Pizza Enterprises Ltd.	2,444	108,359
Jollibee Foods Corp.	15,290	60,185
McDonald’s Holdings Company Japan Ltd.	2,600	75,832
Restaurant Brands International Inc.	7,611	422,767
Sodexo SA	2,757	325,099
Whitbread PLC	6,332	313,389
		2,329,760

Retail REITs—0.2%
CapitaLand Mall Trust	82,400	116,173
Hammerson PLC	28,353	202,443
Hyprop Investments Ltd.	6,628	60,651

Intu Properties PLC	36,016	125,741
Japan Retail Fund Investment Corp.	77	150,918
Klepierre	6,776	264,235
Link REIT	70,000	490,446
Resilient REIT Ltd.	11,324	98,421
RioCan Real Estate Investment Trust	5,179	101,743
Scentre Group	174,121	569,833
Smart Real Estate Investment Trust	2,900	71,040
The British Land Company PLC	34,223	261,044
Unibail-Rodamco SE	3,104	727,386
Vicinity Centres	96,787	208,950
Westfield Corp.	60,137	407,375
		3,856,399

Security & Alarm Services—0.1%
G4S PLC	55,378	210,720
S-1 Corp.	405	32,486
Secom Company Ltd.	6,800	486,307
Securitas AB, Class B	11,896	186,535
Sohgo Security Services Company Ltd.	2,800	104,406
		1,020,454

Semiconductor Equipment—0.1%
ASM Pacific Technology Ltd.	9,300	126,489
ASML Holding N.V.	12,277	1,633,479
GCL-Poly Energy Holdings Ltd.	394,000	52,219	(a)
Hanergy Thin Film Power Group Ltd.	64,000	—	(a,c,**)
Tokyo Electron Ltd.	4,900	534,502
		2,346,689

Semiconductors—0.6%
Advanced Semiconductor Engineering Inc.	155,716	198,863
Broadcom Ltd.	16,479	3,608,242
Infineon Technologies AG	35,586	728,678
MediaTek Inc.	44,352	314,268
Novatek Microelectronics Corp.	22,000	85,194
NXP Semiconductors N.V.	9,900	1,024,650	(a)
Phison Electronics Corp.	5,000	44,904
Powertech Technology Inc.	27,000	78,573
Realtek Semiconductor Corp.	16,160	57,786
Rohm Company Ltd.	3,200	212,510
Semiconductor Manufacturing International Corp.	99,200	122,795	(a)
Siliconware Precision Industries Company Ltd.	76,848	125,368
SK Hynix Inc.	17,910	808,777
STMicroelectronics N.V.	21,872	335,224
Taiwan Semiconductor Manufacturing Company Ltd.	767,000	4,777,556
United Microelectronics Corp.	344,000	138,314
Vanguard International Semiconductor Corp.	19,000	36,193
		12,697,895

Silver—0.0% *
Silver Wheaton Corp.	14,644	304,267

Soft Drinks—0.1%
Arca Continental SAB de C.V.	14,500	100,084
Coca-Cola Amatil Ltd.	15,783	130,273
Coca-Cola European Partners PLC	7,546	282,882
Coca-Cola Femsa SAB de C.V., Class L	16,500	117,533
Coca-Cola HBC AG	5,186	133,653
Coca-Cola Icecek AS	2,227	21,795

Coca-Cola West Company Ltd.	4,600	148,201
Fomento Economico Mexicano SAB de C.V.	59,128	521,895
Suntory Beverage & Food Ltd.	3,900	164,148
		1,620,464

Specialized Finance—0.0% *
Chailease Holding Company Ltd.	32,718	76,451
Element Fleet Management Corp.	14,500	133,839
Far East Horizon Ltd.	53,000	49,784
Mitsubishi UFJ Lease & Finance Company Ltd.	12,200	60,765
Power Finance Corporation Ltd.	21,642	48,660
		369,499

Specialty Chemicals—0.3%
Akzo Nobel N.V.	8,418	699,840
Asian Paints Ltd.	10,450	172,195
Chr Hansen Holding A/S	3,500	225,321
Covestro AG	3,210	247,744	(e)
Croda International PLC	3,878	172,827
EMS-Chemie Holding AG	297	173,135
Evonik Industries AG	5,869	191,862
Givaudan S.A.	310	558,709
Hitachi Chemical Company Ltd.	4,000	110,563
Johnson Matthey PLC	6,795	261,702
JSR Corp.	6,700	112,859
Kansai Paint Company Ltd.	6,000	127,237
Koninklijke DSM N.V.	6,170	418,450
Nippon Paint Holdings Company Ltd.	4,700	163,444
Nitto Denko Corp.	5,000	385,982
Novozymes A/S, Class B	7,968	316,760
Shin-Etsu Chemical Company Ltd.	12,900	1,116,464
Sika AG	73	438,314
Symrise AG	3,997	266,503
Umicore S.A.	3,425	195,615
		6,355,526

Specialty Stores—0.0% *
Dufry AG	1,618	246,673	(a)
FF Group	1,860	35,709	(a)
Hotel Shilla Company Ltd.	1,000	40,329
JUMBO S.A.	4,127	65,239
		387,950

Steel—0.2%
ArcelorMittal	61,935	522,389	(a)
China Steel Corp.	381,796	318,347
Cia Siderurgica Nacional S.A.	27,400	78,620	(a)
Eregli Demir ve Celik Fabrikalari TAS	70,254	113,822
Fortescue Metals Group Ltd.	55,018	261,476
Hitachi Metals Ltd.	8,000	112,142
Hyundai Steel Co.	2,772	145,008
JFE Holdings Inc.	15,900	272,325
JSW Steel Ltd.	28,960	83,800
Kobe Steel Ltd.	9,500	86,619	(a)
Maruichi Steel Tube Ltd.	2,400	68,168	(d)
Nippon Steel & Sumitomo Metal Corp.	27,000	621,511
POSCO	2,429	632,066
Severstal PJSC GDR	7,140	102,887
Tata Steel Ltd.	11,358	84,264
ThyssenKrupp AG	12,709	312,093

Vale S.A.	45,500	426,919
Voestalpine AG	4,459	175,981
		4,418,437

Systems Software—0.0% *
Check Point Software Technologies Ltd.	3,980	408,587	(a)
Oracle Corporation Japan	1,400	79,907
Trend Micro Inc.	4,000	177,690
		666,184

Technology Distributors—0.0% *
Synnex Technology International Corp.	50,400	54,233
WPG Holdings Ltd.	51,000	64,039
		118,272

Technology Hardware, Storage & Peripherals—0.5%
Acer Inc.	102,084	48,447
Advantech Company Ltd.	10,994	92,032
Asustek Computer Inc.	26,000	257,065
BlackBerry Ltd.	17,699	136,692	(a)
Brother Industries Ltd.	8,800	183,613
Canon Inc.	35,300	1,099,581
Catcher Technology Company Ltd.	19,000	187,855
Chicony Electronics Company Ltd.	17,427	44,454
Compal Electronics Inc.	158,000	103,103
Foxconn Technology Company Ltd.	32,561	99,263
FUJIFILM Holdings Corp.	14,700	573,594
HTC Corp.	30,000	76,625	(a)
Inventec Corp.	80,000	59,982
Konica Minolta Inc.	16,700	149,271
Lenovo Group Ltd.	248,000	163,387
Lite-On Technology Corp.	84,669	145,940
NEC Corp.	76,000	182,788
Pegatron Corp.	59,000	174,613
Quanta Computer Inc.	79,000	160,643
Ricoh Company Ltd.	22,400	184,137
Samsung Electronics Company Ltd.	3,108	5,725,190
Seagate Technology PLC	11,795	541,744
Seiko Epson Corp.	10,000	210,356
Transcend Information Inc.	6,000	19,656
Wistron Corp.	89,820	82,294
		10,702,325

Textiles—0.0% *
Eclat Textile Company Ltd.	5,200	52,099
Formosa Taffeta Company Ltd.	25,000	26,695
Ruentex Industries Ltd.	19,711	31,701
		110,495

Thrifts & Mortgage Finance—0.1%
Essent Group Ltd.	1,427	51,615	(a)
Housing Development Finance Corporation Ltd.	47,459	1,096,194
Indiabulls Housing Finance Ltd.	9,083	139,655
LIC Housing Finance Ltd.	11,981	113,850
		1,401,314

Tires & Rubber—0.1%
Bridgestone Corp.	21,600	872,878
Cheng Shin Rubber Industry Company Ltd.	65,550	135,453
Cie Generale des Etablissements Michelin	5,913	720,016

Hankook Tire Company Ltd.	2,917	142,159
Nokian Renkaat Oyj	3,864	161,755
Sumitomo Rubber Industries Ltd.	6,400	108,955
The Yokohama Rubber Company Ltd.	3,500	68,442
		2,209,658

Tobacco—0.4%
British American Tobacco Malaysia Bhd	4,300	44,307
British American Tobacco PLC	60,903	4,036,277
Gudang Garam Tbk PT	18,500	90,969
Hanjaya Mandala Sampoerna Tbk PT	190,000	55,608
Imperial Brands PLC	31,559	1,526,032
ITC Ltd.	117,714	508,943
Japan Tobacco Inc.	36,300	1,178,618
KT&G Corp.	3,742	326,250
Swedish Match AB	6,585	214,993
		7,981,997

Trading Companies & Distributors—0.3%
AerCap Holdings N.V.	5,434	249,801	(a)
Ashtead Group PLC	16,258	336,052
Brenntag AG	4,792	269,333
Bunzl PLC	10,462	303,507
Finning International Inc.	6,330	117,900
ITOCHU Corp.	47,400	672,099
Marubeni Corp.	52,900	325,433	(d)
MISUMI Group Inc.	8,200	148,061
Mitsubishi Corp.	50,000	1,079,377
Mitsui & Company Ltd.	56,700	820,504
Posco Daewoo Corp.	2,030	43,294
Rexel S.A.	10,874	197,947
SK Networks Company Ltd.	6,600	44,087
Sumitomo Corp.	40,000	537,557
Toyota Tsusho Corp.	6,800	205,654
Travis Perkins PLC	9,090	172,090
Triton International Ltd.	766	19,755
Wolseley PLC	8,518	534,697
		6,077,148

Trucking—0.0% *
ComfortDelGro Corporation Ltd.	50,000	91,606
DSV A/S	6,529	338,998
Localiza Rent a Car S.A.	5,145	67,526
Nippon Express Company Ltd.	23,000	118,065
		616,195

Water Utilities—0.0% *
Aguas Andinas S.A., Class A	77,578	43,938
Beijing Enterprises Water Group Ltd.	130,000	96,352
Cia de Saneamento Basico do Estado de Sao Paulo	13,500	138,574
Consolidated Water Company Ltd.	301	3,507
Guangdong Investment Ltd.	92,000	131,166
Severn Trent PLC	7,131	212,402
United Utilities Group PLC	23,633	293,598
		919,537

Wireless Telecommunication Services—0.6%
Advanced Info Service PCL NVDR	38,900	201,505
America Movil SAB de C.V., Class L	983,589	694,053

Axiata Group Bhd	97,600	111,593
Bharti Airtel Ltd.	29,526	158,350
China Mobile Ltd.	189,000	2,068,384
DiGi.Com Bhd	96,300	111,630
Empresa Nacional de Telecomunicaciones S.A.	4,152	50,165	(a)
Far EasTone Telecommunications Company Ltd.	32,000	78,570
Global Telecom Holding SAE	1,382	513	(a)
Globe Telecom Inc.	1,235	50,015
Idea Cellular Ltd.	24,304	32,226
KDDI Corp.	60,300	1,581,231
Maxis Bhd	88,900	129,368
Millicom International Cellular S.A.	2,635	147,476
Mobile TeleSystems PJSC ADR	20,756	228,939
MTN Group Ltd.	50,951	463,579
NTT DOCOMO Inc.	45,800	1,065,570
PLDT Inc.	3,770	123,676
Rogers Communications Inc., Class B	12,199	537,848
Sistema PJSC FC GDR GDR	8,110	72,584
SK Telecom Company Ltd.	72	16,225
SoftBank Group Corp.	27,100	1,912,054
StarHub Ltd.	26,000	53,589
Taiwan Mobile Company Ltd.	43,000	158,013
Tele2 AB, Class B	11,746	112,549
Tim Participacoes S.A.	31,600	100,524
Turkcell Iletisim Hizmetleri AS	31,681	104,135	(a)
Vodacom Group Ltd.	9,090	103,043
Vodafone Group PLC	872,399	2,270,145
XL Axiata Tbk PT	93,500	21,471	(a)
		12,759,023

Total Common Stock
(Cost $586,309,566)		620,262,746

Preferred Stock—0.4%

Auto Parts & Equipment—0.0% *
Schaeffler AG	6,455	113,777

Automobile Manufacturers—0.1%
Bayerische Motoren Werke AG	1,658	130,906
Hyundai Motor Co.	1,448	134,014
Hyundai Motor Co.	666	59,138
Porsche Automobil Holding SE	5,309	290,385
Volkswagen AG	6,160	899,979
		1,514,422

Commodity Chemicals—0.0% *
Braskem S.A., Class A	6,100	61,001
FUCHS PETROLUB SE	2,446	119,635
LG Chem Ltd.	274	46,675
		227,311

Diversified Banks—0.1%
Banco Bradesco S.A.	87,504	892,417
Bancolombia S.A.	12,485	123,820
Grupo Aval Acciones y Valores SA	128,800	52,074
Itau Unibanco Holding S.A.	102,897	1,228,302
Itausa - Investimentos Itau S.A.	135,385	405,096
		2,701,709

Electric Utilities—0.0% *
Centrais Eletricas Brasileiras S.A., Class B	8,100	56,305	(a)
Cia Energetica de Minas Gerais	28,508	92,664
Cia Paranaense de Energia, Class B	3,900	40,217
		189,186

Fertilizers & Agricultural Chemicals—0.0% *
Sociedad Quimica y Minera de Chile S.A., Class B	3,310	113,832

General Merchandise Stores—0.0% *
Lojas Americanas S.A.	26,586	136,993

Household Products—0.1%
Henkel AG & Company KGaA	5,936	762,497

Hypermarkets & Super Centers—0.0% *
Cia Brasileira de Distribuicao	4,800	90,861

Integrated Oil & Gas—0.0% *
Petroleo Brasileiro S.A.	117,938	538,252	(a)

Integrated Telecommunication Services—0.0% *
Telefonica Brasil S.A.	11,900	175,223

Multi-Sector Holdings—0.0% *
Grupo de Inversiones Suramericana S.A.	3,025	39,931

Paper Products—0.0% *
Suzano Papel e Celulose S.A., Class A	9,200	38,423

Soft Drinks—0.0% *
Embotelladora Andina S.A., Class B	7,865	30,419

Steel—0.0% *
Gerdau S.A.	34,600	118,677
Vale S.A.	54,807	486,970
		605,647

Technology Hardware, Storage & Peripherals—0.1%
Samsung Electronics Company Ltd.	553	792,684

Total Preferred Stock
(Cost $9,834,556)		8,071,167

Rights—0.0% *

Diversified Banks—0.0% *
Doha Bank QSC	854	1,501	(a,c)
Itausa - Investimentos Itau S.A.	2,218	2,375	(a,c)
		3,876

Diversified Capital Markets—0.0% *
Deutsche Bank AG	42,196	101,093	(a)

Healthcare Facilities—0.0% *
Life Healthcare Group Holdings Ltd.	13,287	4,459	(a)

Total Rights
(Cost $0)		109,428

Total Foreign Equity
(Cost $596,144,122)		628,443,341

		Principal Amount	Fair Value
Bonds and Notes—30.0%

U.S. Treasuries—10.5%
U.S. Treasury Bonds
2.25%	08/15/46	$1,100,000	$930,618
2.50%	02/15/45 - 05/15/46	4,510,000	4,042,117
2.75%	11/15/42	650,000	618,744
2.88%	08/15/45 - 11/15/46	1,800,000	1,745,109
3.00%	05/15/42 - 11/15/45	12,800,000	12,761,931
3.13%	08/15/44	2,000,000	2,038,282
3.38%	05/15/44	2,900,000	3,093,824
3.63%	08/15/43 - 02/15/44	1,740,000	1,937,913
3.75%	11/15/43	1,400,000	1,592,664
4.38%	11/15/39	500,000	620,410
4.50%	02/15/36	3,000,000	3,803,790
4.63%	02/15/40	500,000	642,051
5.25%	02/15/29	200,000	256,375
5.50%	08/15/28	1,450,000	1,882,394
6.00%	02/15/26	1,827,000	2,361,184
6.38%	08/15/27	200,000	272,469
7.63%	11/15/22 - 02/15/25	500,000	666,180
7.88%	02/15/21	2,000,000	2,456,172
8.75%	05/15/20	3,000,000	3,654,258
9.00%	11/15/18	3,000,000	3,378,984
U.S. Treasury Notes
0.63%	04/30/18 - 06/30/18	6,500,000	6,462,286
1.00%	05/15/18 - 10/15/19	10,000,000	9,955,939
1.13%	12/31/19 - 09/30/21	22,000,000	21,682,015
1.25%	10/31/18 - 10/31/21	14,500,000	14,359,279
1.38%	07/31/18 - 05/31/21	19,700,000	19,591,990
1.50%	11/30/19 - 08/15/26	15,900,000	15,642,739
1.63%	04/30/19 - 05/15/26	19,240,000	18,897,599
1.75%	10/31/20 - 09/30/22	12,600,000	12,584,643
1.88%	03/31/22	2,000,000	1,994,532
2.00%	07/31/20 - 11/15/26	29,844,000	29,553,982
2.13%	08/31/20 - 11/30/23	9,600,000	9,666,947
2.25%	03/31/21 - 11/15/25	11,190,000	11,186,829
2.38%	05/31/18 - 08/15/24	11,200,000	11,360,427
2.50%	05/15/24	2,500,000	2,544,042
2.63%	08/15/20 - 11/15/20	3,885,000	4,010,613
3.13%	05/15/21	4,000,000	4,207,812
3.63%	02/15/21	700,000	749,383
			243,206,526

U.S. Government Sponsored Agency—0.0% *
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	1,006,255

Agency Collateralized Mortgage Obligations—0.2%
Federal Home Loan Mortgage Corp.
2.37%	05/25/22	600,000	602,137
2.60%	10/25/23	123,879	125,434
2.75%	01/25/26	300,000	297,227
2.79%	10/25/20	35,271	35,792
2.87%	12/25/21	800,000	822,218
3.06%	07/25/23	600,000	617,176	(f)
3.30%	04/25/23	100,000	104,403	(f)
3.39%	03/25/24	200,000	210,810

3.40%	07/25/19	89,688	91,728
3.41%	05/25/19	165,086	168,468
3.49%	01/25/24	300,000	317,852
3.53%	07/25/23	800,000	844,345	(f)
3.97%	01/25/21	200,000	212,591	(f)
4.25%	01/25/20	100,000	106,008
4.33%	10/25/20	450,000	483,456	(f)
5.09%	03/25/19	100,000	105,065
Federal National Mortgage Assoc.
2.78%	06/25/21	460,836	468,238	(f)
			5,612,948

Agency Mortgage Backed—9.0%
Federal Home Loan Banks
1.25%	01/16/19	1,800,000	1,798,090
1.38%	11/15/19	1,200,000	1,196,101
Federal Home Loan Mortgage Corp.
1.13%	08/12/21	1,137,000	1,097,776
1.25%	10/02/19	1,500,000	1,491,486
2.38%	01/13/22	2,100,000	2,137,384
2.50%	07/01/28 - 02/01/32	4,326,052	4,333,818
2.51%	11/25/22	300,000	301,202
3.00%	05/01/30 - 03/01/47	14,126,613	14,192,195
3.50%	03/01/26 - 03/01/47	12,564,999	12,878,215
4.00%	06/01/42 - 05/01/46	6,941,708	7,297,471
4.50%	05/01/42 - 01/01/45	113,229	121,820
4.88%	06/13/18	2,000,000	2,087,254
5.00%	12/01/22 - 06/01/41	2,744,762	2,990,934
5.50%	01/01/38 - 04/01/39	532,612	608,910
6.00%	06/01/37 - 11/01/37	499,582	577,015
6.25%	07/15/32	250,000	347,429
Federal Home Loan Mortgage Corp. 1.50% + 12 month USD LIBOR
1.79%	06/01/43	206,737	210,953	(f)
Federal Home Loan Mortgage Corp. 1.60% + 12 month USD LIBOR
2.52%	08/01/43	261,496	266,015	(f)
Federal Home Loan Mortgage Corp. 1.65% + 12 month USD LIBOR
2.45%	05/01/43	687,247	698,312	(f)
Federal National Mortgage Assoc.
0.88%	05/21/18	900,000	896,863
1.88%	09/24/26	1,000,000	929,462
2.13%	04/24/26	700,000	668,154
2.50%	02/01/28 - 11/01/31	7,128,263	7,185,446
2.68%	05/25/21	100,000	100,843	(f)
3.00%	01/01/28 - 01/01/47	27,040,715	27,148,424
3.50%	01/01/27 - 02/01/47	28,341,503	29,151,276
4.00%	10/01/41	2,018,183	2,127,784	(d)
4.00%	08/01/44 - 09/01/46	11,109,700	11,687,008
4.50%	11/01/18 - 03/01/46	450,873	476,403
4.50%	10/01/40 - 04/01/41	9,004,676	9,688,475	(d)
5.00%	12/01/39 - 06/01/41	2,404,786	2,667,761	(d)
5.50%	12/01/35 - 04/01/38	2,307,549	2,582,035	(d)
5.50%	09/01/36 - 08/01/37	1,095,144	1,226,345
6.00%	03/01/34 - 08/01/37	2,403,111	2,727,032	(d)
6.63%	11/15/30	100,000	140,998
Federal National Mortgage Assoc. 1.53% + 12 month USD LIBOR
1.90%	04/01/43	443,798	457,577	(f)
Federal National Mortgage Assoc. TBA
2.50%	04/01/32	250,000	250,078	(g)
3.00%	TBA	3,350,000	3,325,602	(g)

Government National Mortgage Assoc.
2.50%	05/20/45	312,343	303,273
3.00%	10/15/42 - 02/20/47	15,330,882	15,494,777
3.50%	03/20/45 - 01/20/47	19,702,782	20,450,385
4.00%	12/20/40 - 09/20/46	7,410,553	7,860,667
4.50%	05/20/40	1,853,289	2,000,459
5.00%	08/15/41	2,849,539	3,140,867
3.00%	TBA	450,000	453,937	(g)
3.50%	TBA	850,000	881,244	(g,h)
4.00%	TBA	400,000	422,500	(g)
			209,078,055

Asset Backed—0.2%
American Express Credit Account Master Trust
1.93%	09/15/22	500,000	500,953
Chase Issuance Trust 2016-A5
1.27%	07/15/21	500,000	494,638
Discover Card Execution Note Trust 2015-A2
1.90%	10/17/22	1,000,000	999,008
Ford Credit Auto Owner Trust 2016-C
1.22%	03/15/21	1,000,000	991,436
Nissan Auto Receivables 2016-B Owner Trust
1.32%	01/15/21	510,000	507,197
			3,493,232

Corporate Notes—9.1%
21st Century Fox America Inc.
3.38%	11/15/26	200,000	195,864	(e)
4.75%	11/15/46	200,000	200,409	(e)
6.65%	11/15/37	579,000	724,235
3M Co.
3.00%	08/07/25	250,000	253,182
Abbott Laboratories
2.55%	03/15/22	430,000	422,296
2.90%	11/30/21	200,000	200,854
3.75%	11/30/26	200,000	199,727
4.75%	11/30/36	200,000	206,143
4.90%	11/30/46	200,000	207,365
AbbVie Inc.
2.30%	05/14/21	200,000	197,469
4.30%	05/14/36	200,000	193,501
4.40%	11/06/42	250,000	238,623
4.50%	05/14/35	70,000	69,863
4.70%	05/14/45	250,000	249,266
Actavis Funding SCS
4.75%	03/15/45	350,000	352,326
Actavis Inc.
3.25%	10/01/22	500,000	502,915
Adobe Systems Inc.
3.25%	02/01/25	70,000	70,710
AerCap Ireland Capital DAC./AerCap Global Aviation Trust
3.95%	02/01/22	500,000	513,437
Aetna Inc.
2.75%	11/15/22	500,000	499,561
Aflac Inc.
3.63%	11/15/24	250,000	257,565
African Development Bank
1.00%	11/02/18	500,000	496,413

Agrium Inc.
6.75%	01/15/19	1,000,000	1,076,426
Air Lease Corp.
3.88%	04/01/21	200,000	207,311
Alibaba Group Holding Ltd.
3.13%	11/28/21	200,000	201,992
Alphabet Inc.
3.38%	02/25/24	225,000	234,808
Altria Group Inc.
4.25%	08/09/42	413,000	402,527
5.38%	01/31/44	70,000	79,817
Amazon.com Inc.
4.80%	12/05/34	250,000	276,767
America Movil SAB de C.V.
3.13%	07/16/22	750,000	755,568
American Express Co.
3.63%	12/05/24	250,000	251,384
American Honda Finance Corp.
2.15%	03/13/20	200,000	200,431
American International Group Inc.
4.50%	07/16/44	250,000	238,298
4.88%	06/01/22	500,000	541,000
American Tower Corp. (REIT)
3.50%	01/31/23	500,000	502,890
Amgen Inc.
4.66%	06/15/51	655,000	653,513
Anadarko Petroleum Corp.
6.20%	03/15/40	442,000	499,001
Analog Devices Inc.
2.50%	12/05/21	200,000	198,061
3.50%	12/05/26	200,000	198,053
4.50%	12/05/36	200,000	200,082
Anheuser-Busch InBev Finance Inc.
2.15%	02/01/19	200,000	201,333
2.65%	02/01/21	200,000	201,486
3.65%	02/01/26	200,000	202,220
3.70%	02/01/24	500,000	516,349
4.90%	02/01/46	420,000	453,490
Anheuser-Busch InBev Worldwide Inc.
2.20%	08/01/18	200,000	201,324
2.50%	07/15/22	892,000	881,482
7.75%	01/15/19	500,000	550,040
Anthem Inc.
3.30%	01/15/23	500,000	504,229
3.70%	08/15/21	237,000	245,494
Aon PLC
4.25%	12/12/42	250,000	223,910
Apache Corp.
5.10%	09/01/40	250,000	257,170
Apple Inc.
1.00%	05/03/18	250,000	249,233
1.10%	08/02/19	250,000	247,007
1.70%	02/22/19	200,000	200,777
2.25%	02/23/21	200,000	200,588
3.25%	02/23/26	160,000	161,614
4.38%	05/13/45	465,000	476,254
4.50%	02/23/36	300,000	324,042

4.65%	02/23/46	185,000	198,375
Applied Materials Inc.
3.90%	10/01/25	160,000	168,778
Arch Capital Finance LLC
4.01%	12/15/26	100,000	102,528
5.03%	12/15/46	200,000	213,851
Archer-Daniels-Midland Co.
4.02%	04/16/43	370,000	366,290
Arrow Electronics Inc.
4.00%	04/01/25	40,000	40,268
Asian Development Bank
0.88%	10/05/18	400,000	397,043
1.38%	01/15/19	800,000	799,339
1.75%	01/10/20	200,000	200,844
2.13%	03/19/25	500,000	486,125
AstraZeneca PLC
6.45%	09/15/37	250,000	326,348
AT&T Inc.
2.30%	03/11/19	200,000	200,956
2.38%	11/27/18	300,000	301,939
2.45%	06/30/20	200,000	199,960
2.80%	02/17/21	200,000	200,576
3.60%	02/17/23	500,000	506,335
4.35%	06/15/45	450,000	395,445
4.50%	05/15/35 - 03/09/48	595,000	537,154
4.75%	05/15/46	250,000	234,011
5.15%	03/15/42	250,000	247,976
5.55%	08/15/41	454,000	479,572
Australia & New Zealand Banking Group Ltd.
2.05%	09/23/19	200,000	199,932
3.70%	11/16/25	250,000	260,324
AvalonBay Communities Inc.
3.45%	06/01/25	115,000	115,503
AXA S.A.
8.60%	12/15/30	100,000	138,900
Baidu Inc.
3.25%	08/06/18	205,000	207,998
Bank of America Corp.
2.15%	11/09/20	200,000	198,168
3.50%	04/19/26	145,000	143,040
3.88%	08/01/25	250,000	254,408
3.95%	04/21/25	155,000	154,314
4.00%	04/01/24	350,000	362,850
4.13%	01/22/24	500,000	522,227
4.18%	11/25/27	200,000	200,714
5.70%	01/24/22	1,071,000	1,202,257
6.11%	01/29/37	250,000	292,002
Bank of Montreal
1.45%	04/09/18	500,000	499,840
2.10%	12/12/19	200,000	200,889
Barclays PLC
3.65%	03/16/25	500,000	486,794
Baxalta Inc.
4.00%	06/23/25	100,000	101,881
Baxter International Inc.
2.60%	08/15/26	230,000	215,490
BB&T Corp.
2.05%	06/19/18	350,000	351,604

Becton Dickinson and Co.
3.30%	03/01/23	250,000	252,893
3.73%	12/15/24	50,000	51,464
Bed Bath & Beyond Inc.
3.75%	08/01/24	150,000	150,517
Berkshire Hathaway Energy Co.
6.13%	04/01/36	500,000	624,075
Berkshire Hathaway Finance Corp.
1.30%	08/15/19	350,000	346,616
3.00%	05/15/22	500,000	512,765
Berkshire Hathaway Inc.
1.15%	08/15/18	500,000	497,456
Biogen Inc.
4.05%	09/15/25	80,000	82,892
5.20%	09/15/45	150,000	162,120
BNP Paribas S.A.
2.40%	12/12/18	250,000	251,442
Boeing Capital Corp.
4.70%	10/27/19	250,000	269,028
Boston Properties LP (REIT)
3.85%	02/01/23	250,000	259,072
Boston Scientific Corp.
2.65%	10/01/18	500,000	504,903
4.13%	10/01/23	100,000	104,623
BP Capital Markets PLC
1.38%	05/10/18	200,000	199,454
2.32%	02/13/20	250,000	252,060
2.50%	11/06/22	500,000	489,993
2.52%	01/15/20	115,000	116,462
3.06%	03/17/22	210,000	212,870
3.22%	11/28/23	200,000	200,996
BPCE S.A.
4.00%	04/15/24	250,000	259,316
Branch Banking & Trust Co.
2.10%	01/15/20	100,000	100,117
2.63%	01/15/22	100,000	100,261
Bristol-Myers Squibb Co.
2.00%	08/01/22	500,000	484,340
British Telecommunications PLC
9.13%	12/15/30	250,000	375,089
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20	400,000	399,908	(e)
3.00%	01/15/22	100,000	99,699	(e)
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	77,976
Buckeye Partners LP
4.15%	07/01/23	250,000	255,443
Burlington Northern Santa Fe LLC
5.75%	05/01/40	500,000	606,593
Canadian National Railway Co.
2.95%	11/21/24	305,000	307,668
Canadian Natural Resources Ltd.
3.80%	04/15/24	250,000	251,664
3.90%	02/01/25	250,000	252,010
Canadian Pacific Railway Co.
2.90%	02/01/25	250,000	245,115
Capital One Bank USA NA
2.30%	06/05/19	250,000	250,507

Capital One Financial Corp.
3.75%	07/28/26	230,000	222,474
4.20%	10/29/25	90,000	90,350
Capital One NA
2.35%	08/17/18	315,000	316,967
Cardinal Health Inc.
3.20%	03/15/23	500,000	505,756
Caterpillar Financial Services Corp.
2.10%	01/10/20	100,000	100,007
3.25%	12/01/24	350,000	355,465
CBL & Associates LP
5.95%	12/15/26	200,000	192,949
CBS Corp.
3.38%	03/01/22	250,000	255,064
4.00%	01/15/26	250,000	255,954
Celgene Corp.
2.13%	08/15/18	200,000	200,938
5.00%	08/15/45	150,000	156,963
5.25%	08/15/43	220,000	231,144
Cenovus Energy Inc.
3.00%	08/15/22	35,000	34,475
4.45%	09/15/42	75,000	66,400
5.70%	10/15/19	50,000	53,963
CenterPoint Energy Houston Electric LLC
4.50%	04/01/44	250,000	273,808
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	200,000	205,825
4.46%	07/23/22	200,000	210,620
4.91%	07/23/25	235,000	248,143
6.48%	10/23/45	250,000	288,433
Chevron Corp.
1.72%	06/24/18	750,000	752,416
2.19%	11/15/19	55,000	55,479
2.41%	03/03/22	145,000	144,725
2.43%	06/24/20	75,000	75,812
2.95%	05/16/26	100,000	98,793
Chubb INA Holdings Inc.
2.70%	03/13/23	250,000	248,050
4.35%	11/03/45	200,000	210,552
Cigna Corp.
5.38%	02/15/42	250,000	289,906
Cisco Systems Inc.
1.65%	06/15/18	200,000	200,617
2.13%	03/01/19	200,000	202,071
2.90%	03/04/21	125,000	128,328
5.90%	02/15/39	500,000	638,479
Citigroup Inc.
2.45%	01/10/20	100,000	100,439
2.65%	10/26/20	750,000	754,753
2.90%	12/08/21	200,000	200,741
3.88%	03/26/25	250,000	248,343
4.30%	11/20/26	200,000	201,896
4.45%	09/29/27	250,000	253,682
4.75%	05/18/46	200,000	197,306
5.88%	01/30/42	272,000	330,609
6.13%	08/25/36	255,000	297,333
CME Group Inc.
3.00%	03/15/25	250,000	250,074

CNA Financial Corp.
5.88%	08/15/20	781,000	866,248
Colgate-Palmolive Co.
3.25%	03/15/24	250,000	258,869
Comcast Corp.
4.25%	01/15/33	1,000,000	1,029,356
5.15%	03/01/20	500,000	544,590
Commonwealth Bank of Australia
2.30%	09/06/19	350,000	352,226
Commonwealth Edison Co.
4.60%	08/15/43	250,000	271,102
4.70%	01/15/44	175,000	190,918
Compass Bank
3.88%	04/10/25	250,000	245,387
ConocoPhillips
6.50%	02/01/39	500,000	636,668
Consolidated Edison Company of New York Inc.
3.30%	12/01/24	350,000	356,056
3.95%	03/01/43	250,000	244,152
Constellation Brands Inc.
3.88%	11/15/19	15,000	15,623
4.25%	05/01/23	270,000	284,535
4.75%	11/15/24	200,000	215,405
6.00%	05/01/22	220,000	250,044
Cooperatieve Rabobank UA
2.25%	01/14/19	250,000	251,619
2.50%	01/19/21	250,000	250,227
2.75%	01/10/22	100,000	100,505
3.95%	11/09/22	500,000	513,051
4.63%	12/01/23	250,000	263,098
Corning Inc.
2.90%	05/15/22	255,000	255,895
Corporation Andina de Fomento
2.13%	09/27/21	300,000	295,131
4.38%	06/15/22	250,000	266,403
Costco Wholesale Corp.
2.25%	02/15/22	85,000	84,719
COX Communications Inc.
4.70%	12/15/42	218,000	194,069	(e)
Credit Suisse AG
2.30%	05/28/19	350,000	351,224
3.63%	09/09/24	250,000	253,756
5.30%	08/13/19	500,000	536,098
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	250,000	254,312
CSX Corp.
2.60%	11/01/26	200,000	187,536
4.10%	03/15/44	318,000	305,110
CVS Health Corp.
2.25%	12/05/18	500,000	503,219
2.75%	12/01/22	500,000	494,601
3.38%	08/12/24	250,000	250,285
Deere & Co.
3.90%	06/09/42	471,000	468,836
Delmarva Power & Light Co.
4.15%	05/15/45	200,000	205,183
Delphi Corp.
4.15%	03/15/24	150,000	156,621

Deutsche Bank AG
2.95%	08/20/20	250,000	250,584
3.38%	05/12/21	250,000	251,493
Deutsche Telekom International Finance BV
8.75%	06/15/30	250,000	365,090
Devon Energy Corp.
3.25%	05/15/22	500,000	495,259
5.00%	06/15/45	100,000	100,306
Diageo Investment Corp.
2.88%	05/11/22	500,000	508,989
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	200,000	205,032	(e)
6.02%	06/15/26	190,000	207,523	(e)
8.10%	07/15/36	200,000	251,283	(e)
Discover Bank
4.20%	08/08/23	350,000	364,443
Discovery Communications LLC
3.25%	04/01/23	325,000	317,129
3.45%	03/15/25	135,000	127,827
Dr Pepper Snapple Group Inc.
2.53%	11/15/21	200,000	199,018
3.13%	12/15/23	200,000	200,726
3.43%	06/15/27	200,000	199,424
DTE Electric Co.
3.70%	03/15/45	145,000	139,136
DTE Energy Co.
3.85%	12/01/23	250,000	258,438
Duke Energy Corp.
3.05%	08/15/22	539,000	543,141
Duke Energy Florida LLC
3.40%	10/01/46	400,000	358,755
eBay Inc.
3.80%	03/09/22	145,000	150,766
Ecopetrol S.A.
4.13%	01/16/25	250,000	242,125
7.63%	07/23/19	345,000	382,950
Eli Lilly & Co.
2.75%	06/01/25	45,000	44,540
Emera US Finance LP
3.55%	06/15/26	60,000	58,975
Emerson Electric Co.
2.63%	02/15/23	500,000	499,371
Enbridge Energy Partners LP
5.88%	10/15/25	125,000	139,706
Enbridge Inc.
3.50%	06/10/24	65,000	63,806
Energy Transfer Partners LP
6.50%	02/01/42	250,000	269,824
6.70%	07/01/18	701,000	739,331
EnLink Midstream Partners LP
5.60%	04/01/44	150,000	150,629
Entergy Louisiana LLC
4.05%	09/01/23	250,000	263,742
Enterprise Products Operating LLC
3.70%	02/15/26	35,000	35,006
3.90%	02/15/24	175,000	179,095
4.45%	02/15/43	442,000	418,184

EOG Resources Inc.
2.45%	04/01/20	175,000	175,982
3.15%	04/01/25	80,000	78,078
ERP Operating LP (REIT)
3.00%	04/15/23	250,000	247,436
European Bank for Reconstruction & Development
1.13%	08/24/20	200,000	195,363
European Investment Bank
1.25%	05/15/19	300,000	298,001
1.38%	09/15/21	1,000,000	969,342
1.63%	12/15/20	1,000,000	987,827
3.25%	01/29/24	1,000,000	1,047,436
Eversource Energy
1.45%	05/01/18	250,000	249,069
3.15%	01/15/25	125,000	124,355
Exelon Generation Company LLC
2.95%	01/15/20	250,000	253,409
Export-Import Bank of Korea
2.38%	08/12/19	500,000	502,983
Express Scripts Holding Co.
4.75%	11/15/21	474,000	508,955
Exxon Mobil Corp.
1.71%	03/01/19	200,000	200,328
2.71%	03/06/25	250,000	246,504
3.04%	03/01/26	50,000	49,989
3.18%	03/15/24	250,000	256,735
FedEx Corp.
2.70%	04/15/23	200,000	196,791
4.75%	11/15/45	195,000	199,654
Fifth Third BanCorp
4.50%	06/01/18	500,000	513,860
Fifth Third Bank
2.88%	10/01/21	230,000	232,754
FirstEnergy Corp.
4.25%	03/15/23	30,000	30,997
7.38%	11/15/31	55,000	71,675
Florida Power & Light Co.
4.13%	02/01/42	500,000	516,758
Ford Motor Co.
4.35%	12/08/26	200,000	203,629
4.75%	01/15/43	450,000	422,653
5.29%	12/08/46	300,000	300,394
Ford Motor Credit Company LLC
2.46%	03/27/20	250,000	249,126
2.60%	11/04/19	250,000	251,328
2.68%	01/09/20	100,000	100,655
3.22%	01/09/22	250,000	251,502
5.00%	05/15/18	200,000	206,625
GE Capital International Funding Company Unlimited Co.
2.34%	11/15/20	500,000	501,929
General Electric Co.
1.63%	04/02/18	200,000	200,425
5.50%	01/08/20	500,000	547,936
6.75%	03/15/32	500,000	673,985
General Mills Inc.
3.65%	02/15/24	250,000	258,335

General Motors Co.
3.50%	10/02/18	200,000	204,196
5.20%	04/01/45	250,000	245,722
General Motors Financial Company Inc.
3.15%	01/15/20	150,000	152,553
3.45%	01/14/22	100,000	100,899
3.70%	05/09/23	200,000	201,505
4.38%	09/25/21	100,000	105,146
5.25%	03/01/26	155,000	166,518
Georgia Power Co.
4.30%	03/15/42	472,000	454,072
Georgia-Pacific LLC
8.88%	05/15/31	150,000	228,812
Gilead Sciences Inc.
1.85%	09/04/18	200,000	200,604
3.70%	04/01/24	500,000	513,570
4.80%	04/01/44	250,000	257,137
Great Plains Energy Inc.
4.85%	06/01/21	504,000	537,734
Halliburton Co.
3.50%	08/01/23	900,000	916,113
Harris Corp.
3.83%	04/27/25	250,000	254,476
4.85%	04/27/35	40,000	42,720
HCP Inc. (REIT)
2.63%	02/01/20	500,000	503,051
Hewlett Packard Enterprise Co.
6.35%	10/15/45	250,000	257,973
Honeywell International Inc.
3.35%	12/01/23	300,000	310,069
Hospitality Properties Trust
4.65%	03/15/24	250,000	254,689
HP Inc.
6.00%	09/15/41	262,000	266,375
HSBC Bank USA NA
5.88%	11/01/34	500,000	596,948
HSBC Finance Corp.
6.68%	01/15/21	250,000	282,578
HSBC Holdings PLC
3.90%	05/25/26	250,000	252,492
5.10%	04/05/21	1,000,000	1,087,067
HSBC USA Inc.
2.38%	11/13/19	350,000	351,592
Huntington Bancshares Inc.
3.15%	03/14/21	250,000	254,300
Husky Energy Inc.
4.00%	04/15/24	100,000	101,519
Illinois Tool Works Inc.
2.65%	11/15/26	200,000	192,534
3.50%	03/01/24	250,000	259,498
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	200,000	212,971
Intel Corp.
2.60%	05/19/26	250,000	239,794
4.25%	12/15/42	186,000	189,528
Inter-American Development Bank
1.00%	05/13/19	800,000	791,954
1.25%	09/14/21	400,000	386,530

2.13%	01/15/25	500,000	487,568
3.00%	02/21/24	500,000	518,232
International Bank for Reconstruction & Development
0.88%	07/19/18	500,000	497,250
0.88%	08/15/19	500,000	492,021
1.88%	04/21/20	500,000	502,495
2.25%	06/24/21	1,000,000	1,009,578
2.50%	07/29/25	500,000	498,056
International Business Machines Corp.
2.50%	01/27/22	300,000	302,153
4.00%	06/20/42	500,000	500,125
International Finance Corp.
1.25%	07/16/18	500,000	499,717
International Paper Co.
3.65%	06/15/24	500,000	509,359
Intesa Sanpaolo S.p.A.
3.88%	01/15/19	200,000	204,729
Invesco Finance PLC
3.13%	11/30/22	500,000	503,125
Jabil Circuit Inc.
4.70%	09/15/22	223,000	229,690
Jefferies Group LLC
5.13%	01/20/23	250,000	268,616
John Deere Capital Corp.
1.65%	10/15/18	200,000	200,129
1.95%	12/13/18	500,000	502,867
Johnson & Johnson
2.45%	12/05/21 - 03/01/26	425,000	428,043
4.38%	12/05/33	250,000	275,493
Johnson Controls International PLC
3.63%	07/02/24	80,000	81,675	(i)
JPMorgan Chase & Co.
2.25%	01/23/20	250,000	250,793
2.75%	06/23/20	250,000	253,230
2.97%	01/15/23	200,000	199,798
3.13%	01/23/25	250,000	245,890
3.25%	09/23/22	436,000	443,879
3.38%	05/01/23	250,000	250,375
4.50%	01/24/22	703,000	757,537
6.30%	04/23/19	600,000	651,821
6.40%	05/15/38	500,000	645,963
Kellogg Co.
2.65%	12/01/23	200,000	195,320
KeyCorp
2.30%	12/13/18	170,000	170,975
2.90%	09/15/20	125,000	127,019
Kimberly-Clark Corp.
1.90%	05/22/19	220,000	220,944
2.65%	03/01/25	55,000	53,220
3.20%	07/30/46	125,000	109,596
Kinder Morgan Energy Partners LP
2.65%	02/01/19	740,000	746,950
5.00%	08/15/42	442,000	417,016
Kinder Morgan Inc.
4.30%	06/01/25	115,000	117,474
5.05%	02/15/46	150,000	145,568
5.30%	12/01/34	300,000	301,943

KLA-Tencor Corp.
4.65%	11/01/24	215,000	228,901
Koninklijke Philips N.V.
3.75%	03/15/22	500,000	521,085
Kraft Heinz Foods Co.
2.00%	07/02/18	200,000	200,476
5.00%	06/04/42	500,000	505,909
5.20%	07/15/45	150,000	155,465
Kreditanstalt fuer Wiederaufbau
0.88%	04/19/18	500,000	498,025
1.00%	09/07/18	400,000	397,848
1.50%	02/06/19 - 06/15/21	700,000	689,871
2.00%	10/04/22 - 05/02/25	1,250,000	1,227,225
4.50%	07/16/18	1,567,000	1,629,544
L3 Technologies Inc.
3.85%	12/15/26	200,000	202,761
5.20%	10/15/19	300,000	321,441
Laboratory Corporation of America Holdings
4.00%	11/01/23	200,000	205,594
Lam Research Corp.
3.80%	03/15/25	115,000	115,431
Landwirtschaftliche Rentenbank
1.88%	09/17/18	500,000	503,530
Lincoln National Corp.
3.63%	12/12/26	200,000	199,155
4.20%	03/15/22	317,000	334,537
Lloyds Bank PLC
2.70%	08/17/20	250,000	252,753
Lloyds Banking Group PLC
3.00%	01/11/22	100,000	99,418
4.65%	03/24/26	250,000	255,366
Lockheed Martin Corp.
3.60%	03/01/35	55,000	52,420
4.25%	11/15/19	300,000	318,266
4.70%	05/15/46	250,000	270,708
Loews Corp.
2.63%	05/15/23	400,000	392,916
Lowe’s Companies Inc.
2.50%	04/15/26	230,000	218,442
3.12%	04/15/22	750,000	773,794
3.38%	09/15/25	30,000	30,637
LyondellBasell Industries N.V.
6.00%	11/15/21	250,000	283,006
Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	495,039
Marsh & McLennan Companies Inc.
4.05%	10/15/23	250,000	263,511
Masco Corp.
3.50%	04/01/21	60,000	61,057
4.38%	04/01/26	40,000	41,568
7.75%	08/01/29	15,000	19,284
Mastercard Inc.
2.00%	11/21/21	200,000	198,225
2.95%	11/21/26	200,000	199,062
McDonald’s Corp.
1.88%	05/29/19	500,000	501,721
3.70%	02/15/42	250,000	224,630

McKesson Corp.
3.80%	03/15/24	250,000	259,416
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	115,239
Medtronic Inc.
1.38%	04/01/18	200,000	199,662
3.63%	03/15/24	200,000	207,455
4.50%	03/15/42	250,000	261,693
4.63%	03/15/44 - 03/15/45	400,000	428,046
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	389,201
Merck & Company Inc.
1.30%	05/18/18	200,000	199,937
2.40%	09/15/22	878,000	871,692
2.75%	02/10/25	70,000	69,097
MetLife Inc.
4.13%	08/13/42	250,000	242,686
6.50%	12/15/32	250,000	321,459
Microsoft Corp.
1.10%	08/08/19	200,000	197,797
1.30%	11/03/18	200,000	199,942
1.55%	08/08/21	500,000	487,469
2.40%	02/06/22 - 08/08/26	500,000	490,871
2.88%	02/06/24	300,000	301,849
3.45%	08/08/36	200,000	189,542
3.50%	02/12/35	65,000	62,706
3.75%	05/01/43	300,000	284,681
4.45%	11/03/45	425,000	448,843
Mitsubishi UFJ Financial Group Inc.
2.76%	09/13/26	250,000	234,783
Molson Coors Brewing Co.
3.00%	07/15/26	95,000	90,329
Monsanto Co.
3.95%	04/15/45	150,000	136,971
4.20%	07/15/34	70,000	69,410
Moody’s Corp.
4.88%	02/15/24	250,000	272,797
Morgan Stanley
2.38%	07/23/19	350,000	352,127
2.63%	11/17/21	200,000	198,416
2.80%	06/16/20	230,000	232,761
3.13%	07/27/26	250,000	238,810
3.95%	04/23/27	250,000	247,538
4.00%	07/23/25	95,000	97,997
4.10%	05/22/23	250,000	258,163
4.35%	09/08/26	250,000	254,422
4.88%	11/01/22	250,000	270,278
5.50%	07/28/21	898,000	995,742
6.63%	04/01/18	433,000	453,139
Motorola Solutions Inc.
3.50%	09/01/21	250,000	252,540
Mueller Industries Inc.
6.00%	03/01/27	5,000	4,963
MUFG Americas Holdings Corp.
3.00%	02/10/25	250,000	241,813

Nabors Industries Inc.
5.50%	01/15/23	200,000	204,125	(e)
National Australia Bank Ltd.
2.25%	01/10/20	100,000	100,113
2.30%	07/25/18	500,000	503,691
2.80%	01/10/22	100,000	100,612
National Retail Properties Inc.
3.60%	12/15/26	200,000	197,300
NetApp Inc.
3.38%	06/15/21	210,000	214,259
Newmont Mining Corp.
3.50%	03/15/22	250,000	257,039
Nexen Energy ULC
6.40%	05/15/37	500,000	619,817
NIKE Inc.
2.38%	11/01/26	250,000	233,755
Nisource Finance Corp.
3.85%	02/15/23	574,000	591,434
Noble Energy Inc.
8.25%	03/01/19	500,000	556,154
Nordic Investment Bank
0.88%	09/27/18	300,000	297,838
Norfolk Southern Corp.
4.80%	08/15/43	250,000	271,603
Northrop Grumman Corp.
1.75%	06/01/18	450,000	450,724
Novartis Capital Corp.
2.40%	09/21/22	552,000	548,998
3.00%	11/20/25	250,000	249,772
Occidental Petroleum Corp.
3.00%	02/15/27	200,000	192,937
3.40%	04/15/26	140,000	139,715
4.10%	02/15/47	200,000	192,957
Oesterreichische Kontrollbank AG
1.13%	04/26/19	200,000	197,857
1.75%	01/24/20	100,000	99,898
Omega Healthcare Investors Inc.
4.50%	04/01/27	200,000	196,139
Omnicom Group Inc.
3.63%	05/01/22	500,000	517,170
ONEOK Partners LP
6.13%	02/01/41	312,000	346,273
Oracle Corp.
1.90%	09/15/21	200,000	196,577
2.25%	10/08/19	250,000	253,036
2.65%	07/15/26	300,000	285,631
3.25%	05/15/30	250,000	246,664
3.63%	07/15/23	125,000	131,028
4.00%	07/15/46	200,000	190,745
4.30%	07/08/34	500,000	519,175
Orange S.A.
9.00%	03/01/31	250,000	367,273
Owens Corning
4.20%	12/15/22	250,000	261,465
Pacific Gas & Electric Co.
6.05%	03/01/34	611,000	764,761
PacifiCorp
6.25%	10/15/37	153,000	198,075

Parker-Hannifin Corp.
4.20%	11/21/34	350,000	359,952
Pentair Finance S.A.
3.15%	09/15/22	500,000	496,445
Pepsi-Cola Metropolitan Bottling Company Inc.
7.00%	03/01/29	150,000	203,822
PepsiCo Inc.
1.85%	04/30/20	250,000	250,955
2.75%	03/01/23	250,000	250,761
4.45%	04/14/46	250,000	265,917
Petroleos Mexicanos
3.50%	07/18/18	500,000	507,550
4.50%	01/23/26	100,000	95,850
5.38%	03/13/22	300,000	315,285	(e)
5.50%	01/21/21 - 06/27/44	558,000	581,188
6.38%	01/23/45	250,000	243,775
6.50%	03/13/27	200,000	215,150	(e)
6.50%	06/02/41	167,000	165,330
6.75%	09/21/47	113,000	114,707
6.88%	08/04/26	250,000	277,500
Pfizer Inc.
1.20%	06/01/18	200,000	199,738
1.70%	12/15/19	400,000	399,613
2.20%	12/15/21	200,000	199,727
3.00%	12/15/26	200,000	198,006
4.00%	12/15/36	100,000	100,908
4.13%	12/15/46	200,000	200,114
4.30%	06/15/43	350,000	359,391
Philip Morris International Inc.
3.88%	08/21/42	442,000	412,386
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	500,000	501,302
4.50%	12/15/26	200,000	203,929
PNC Bank NA
1.70%	12/07/18	500,000	499,864
2.25%	07/02/19	500,000	503,616
2.55%	12/09/21	250,000	249,432
2.95%	02/23/25	400,000	394,750
Potash Corporation of Saskatchewan Inc.
3.63%	03/15/24	250,000	251,221
4.00%	12/15/26	200,000	204,731
PPL Capital Funding Inc.
3.40%	06/01/23	500,000	504,819
President & Fellows of Harvard College
3.15%	07/15/46	50,000	46,144
Principal Financial Group Inc.
3.40%	05/15/25	250,000	249,258
Prologis LP (REIT)
4.25%	08/15/23	250,000	265,676
Prudential Financial Inc.
5.63%	05/12/41	225,000	264,222
7.38%	06/15/19	350,000	390,187
Public Service Electric & Gas Co.
2.38%	05/15/23	500,000	491,774
3.05%	11/15/24	250,000	249,860
Puget Energy Inc.
3.65%	05/15/25	300,000	297,344

QUALCOMM Inc.
1.40%	05/18/18	200,000	199,930
4.65%	05/20/35	150,000	155,789
Quest Diagnostics Inc.
3.50%	03/30/25	150,000	148,509
4.25%	04/01/24	250,000	262,439
Qwest Corp.
6.75%	12/01/21	500,000	548,069
Raytheon Co.
3.15%	12/15/24	90,000	91,812
Realty Income Corp. (REIT)
4.65%	08/01/23	500,000	538,645
Regions Bank
2.25%	09/14/18	250,000	250,757
Republic Services Inc.
3.20%	03/15/25	250,000	249,040
5.50%	09/15/19	500,000	540,922
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	650,000	747,312
Rogers Communications Inc.
2.90%	11/15/26	200,000	188,348
3.00%	03/15/23	250,000	249,545
3.63%	12/15/25	60,000	60,533
Roper Technologies Inc.
3.80%	12/15/26	200,000	200,856
Royal Bank of Canada
1.80%	07/30/18	200,000	200,275
2.15%	03/06/20	250,000	249,947
Royal Bank of Scotland Group PLC
3.88%	09/12/23	200,000	197,084
S&P Global Inc.
4.40%	02/15/26	250,000	265,302
Sabine Pass Liquefaction LLC
5.63%	02/01/21 - 03/01/25	310,000	334,887
5.75%	05/15/24	135,000	147,148
San Diego Gas & Electric Co.
3.60%	09/01/23	500,000	522,001
Sanofi
1.25%	04/10/18	500,000	499,354
Santander Holdings USA Inc.
2.65%	04/17/20	150,000	149,285
Santander UK PLC
2.38%	03/16/20	250,000	250,623
3.05%	08/23/18	250,000	253,992
Scripps Networks Interactive Inc.
3.90%	11/15/24	250,000	253,745
Seagate HDD Cayman
3.75%	11/15/18	125,000	128,125
4.75%	06/01/23	250,000	251,250
Sempra Energy
4.05%	12/01/23	250,000	260,481
Shell International Finance BV
1.63%	11/10/18	200,000	199,782
2.00%	11/15/18	225,000	225,976
4.00%	05/10/46	250,000	240,331
4.13%	05/11/35	250,000	252,174
4.38%	03/25/20	1,000,000	1,065,429

Shire Acquisitions Investments Ireland DAC
3.20%	09/23/26	150,000	143,229
Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	613,009
South Carolina Electric & Gas Co.
5.10%	06/01/65	150,000	155,187
Southern California Edison Co.
3.60%	02/01/45	425,000	401,344
Southern Copper Corp.
5.88%	04/23/45	255,000	265,665
Southwest Airlines Co.
3.00%	11/15/26	200,000	188,790
Spectra Energy Capital LLC
3.30%	03/15/23	250,000	247,024
Spectra Energy Partners LP
3.50%	03/15/25	250,000	243,424
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	252,523
Statoil ASA
2.45%	01/17/23	750,000	739,388
Sumitomo Mitsui Banking Corp.
2.45%	01/16/20	250,000	250,974
2.50%	07/19/18	500,000	504,463
Sumitomo Mitsui Financial Group Inc.
3.01%	10/19/26	500,000	478,416
Suncor Energy Inc.
6.85%	06/01/39	250,000	326,685
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	250,000	278,330
SunTrust Bank
2.25%	01/31/20	100,000	100,314
SunTrust Banks Inc.
2.35%	11/01/18	350,000	352,231
Target Corp.
4.00%	07/01/42	500,000	485,309
TD Ameritrade Holding Corp.
2.95%	04/01/22	250,000	253,057
Telefonica Emisiones SAU
3.19%	04/27/18	200,000	202,590
5.88%	07/15/19	500,000	540,044
Teva Pharmaceutical Finance Netherlands III BV
1.40%	07/20/18	300,000	298,219
1.70%	07/19/19	300,000	296,552
3.15%	10/01/26	300,000	276,424
Texas Instruments Inc.
1.75%	05/01/20	250,000	248,049
The Allstate Corp.
3.28%	12/15/26	100,000	100,392
4.20%	12/15/46	100,000	101,072
The Allstate Corp. 2.94% + 3 month USD LIBOR
5.75%	08/15/53	250,000	268,275	(f)
The Bank of New York Mellon Corp.
2.20%	05/15/19	500,000	503,743
2.80%	05/04/26	30,000	29,057
3.00%	02/24/25	105,000	103,854
The Bank of Nova Scotia
1.95%	01/15/19	250,000	250,822
2.05%	10/30/18	250,000	251,497

The Boeing Co.
0.95%	05/15/18	325,000	323,967
3.30%	03/01/35	65,000	60,537
3.38%	06/15/46	150,000	136,886
The Charles Schwab Corp.
2.20%	07/25/18	200,000	201,251
The Clorox Co.
3.50%	12/15/24	250,000	258,048
The Coca-Cola Co.
1.15%	04/01/18	250,000	249,473
2.45%	11/01/20	500,000	508,930
The Dow Chemical Co.
3.00%	11/15/22	437,000	441,431
4.38%	11/15/42	437,000	432,162
The Goldman Sachs Group Inc.
2.30%	12/13/19	200,000	200,101
2.75%	09/15/20	750,000	756,115
3.00%	04/26/22	100,000	100,101
3.50%	11/16/26	250,000	244,748
3.85%	07/08/24	250,000	256,062
5.75%	01/24/22	500,000	563,060
6.25%	02/01/41	350,000	439,431
6.75%	10/01/37	700,000	863,565
The Home Depot Inc.
2.13%	09/15/26	245,000	227,316
2.63%	06/01/22	190,000	191,528
4.20%	04/01/43	250,000	257,529
4.40%	04/01/21	500,000	541,832
The Kroger Co.
3.85%	08/01/23	500,000	517,793
The Procter & Gamble Co.
1.70%	11/03/21	200,000	196,268
2.45%	11/03/26	200,000	191,297
The Progressive Corp.
4.35%	04/25/44	100,000	104,770
The Southern Co. 3.63% + 3 month USD LIBOR
5.50%	03/15/57	400,000	412,663	(f)
The Toronto-Dominion Bank
2.25%	11/05/19	250,000	251,637
2.63%	09/10/18	250,000	253,442
The Travelers Companies Inc.
5.35%	11/01/40	250,000	299,930
The Walt Disney Co.
2.30%	02/12/21	130,000	131,002
3.00%	07/30/46	60,000	50,514
3.15%	09/17/25	165,000	168,312
Thermo Fisher Scientific Inc.
3.30%	02/15/22	80,000	81,562
4.15%	02/01/24	25,000	26,231
Thomson Reuters Corp.
4.50%	05/23/43	150,000	141,045
Time Warner Cable LLC
4.50%	09/15/42	500,000	454,113
6.75%	07/01/18	788,000	833,215
Time Warner Inc.
6.10%	07/15/40	650,000	732,064
Total Capital International S.A.
2.75%	06/19/21	250,000	252,967

Toyota Motor Credit Corp.
1.55%	07/13/18	200,000	200,201
1.70%	01/09/19	200,000	200,360
2.10%	01/17/19	200,000	201,689
2.60%	01/11/22	100,000	100,478
TransAlta Corp.
4.50%	11/15/22	873,000	874,091
TransCanada PipeLines Ltd.
7.63%	01/15/39	350,000	491,006
Tyco Electronics Group S.A.
2.38%	12/17/18	80,000	80,707
Tyson Foods Inc.
2.65%	08/15/19	250,000	252,728
4.88%	08/15/34	70,000	71,580
U.S. Bancorp
2.63%	01/24/22	100,000	100,366
Unilever Capital Corp.
2.00%	07/28/26	250,000	227,497
2.20%	03/06/19	400,000	403,576
Union Electric Co.
3.65%	04/15/45	135,000	128,005
Union Pacific Corp.
4.75%	12/15/43	250,000	266,690
United Airlines 2013-1 Class A Pass Through Trust
4.30%	02/15/27	219,310	228,357
United Parcel Service Inc.
2.45%	10/01/22	875,000	876,382
United Technologies Corp.
4.50%	06/01/42	458,000	484,282
UnitedHealth Group Inc.
3.10%	03/15/26	350,000	346,679
3.45%	01/15/27	200,000	202,826
4.63%	07/15/35	45,000	48,953
6.88%	02/15/38	250,000	339,730
US Bank NA
2.80%	01/27/25	350,000	343,602
Vale Overseas Ltd.
6.88%	11/10/39	400,000	427,760
Valero Energy Corp.
6.63%	06/15/37	500,000	591,682
Valero Energy Partners LP
4.38%	12/15/26	200,000	201,811
VEREIT Operating Partnership LP
3.00%	02/06/19	30,000	30,096
4.13%	06/01/21	15,000	15,354
4.60%	02/06/24	20,000	20,600
4.88%	06/01/26	25,000	26,031
Verizon Communications Inc.
3.85%	11/01/42	436,000	364,944
4.40%	11/01/34	250,000	236,521
4.52%	09/15/48	150,000	136,531
4.81%	03/15/39	539,000	524,845	(e)
5.01%	04/15/49	267,000	259,639	(e)
5.05%	03/15/34	250,000	253,987
5.15%	09/15/23	750,000	823,137
Viacom Inc.
3.25%	03/15/23	200,000	195,012
5.85%	09/01/43	100,000	105,271

Virginia Electric and Power Co.
4.65%	08/15/43	500,000	543,313
Visa Inc.
4.30%	12/14/45	350,000	367,372
Vodafone Group PLC
2.50%	09/26/22	376,000	366,916
4.38%	02/19/43	250,000	228,517
Wabtec Corp.
3.45%	11/15/26	200,000	194,467	(e)
Wal-Mart Stores Inc.
6.50%	08/15/37	1,000,000	1,338,288
Walgreens Boots Alliance Inc.
1.75%	05/30/18	200,000	200,234
3.45%	06/01/26	55,000	53,615
4.50%	11/18/34	155,000	154,735
Waste Management Inc.
2.90%	09/15/22	500,000	508,554
Wells Fargo & Co.
2.15%	01/30/20	920,000	921,842
2.50%	03/04/21	240,000	239,297
4.13%	08/15/23	250,000	261,829
4.40%	06/14/46	250,000	241,554
4.65%	11/04/44	150,000	150,658
4.75%	12/07/46	200,000	204,446
5.61%	01/15/44	569,000	651,473
Wells Fargo Bank NA
2.15%	12/06/19	250,000	250,905
Welltower Inc. (REIT)
5.13%	03/15/43	250,000	259,116
Western Gas Partners LP
5.45%	04/01/44	150,000	154,049
Westpac Banking Corp.
2.00%	08/19/21	500,000	488,585
2.80%	01/11/22	100,000	100,589
4.32%	11/23/31	100,000	101,040	(f)
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	131,475
Whirlpool Corp.
3.70%	05/01/25	250,000	256,366
Williams Partners LP
5.10%	09/15/45	150,000	149,037
5.80%	11/15/43	250,000	267,204
WPP Finance 2010
5.13%	09/07/42	191,000	191,644
Wyndham Worldwide Corp.
4.25%	03/01/22	250,000	260,607
Xcel Energy Inc.
3.30%	06/01/25	250,000	250,358
Zoetis Inc.
4.70%	02/01/43	250,000	254,673
			211,036,672

Non-Agency Collateralized Mortgage Obligations—0.3%
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	800,000	834,689
COMM 2012-CR1 Mortgage Trust
3.39%	05/15/45	476,990	495,424
COMM 2013-CCRE12 Mortgage Trust
4.05%	10/10/46	200,000	212,594

COMM 2013-CR11 Mortgage Trust
4.72%	08/10/50	1,000,000	1,081,790	(f)
COMM 2013-CR8 Mortgage Trust
3.61%	06/10/46	750,000	781,548	(f)
COMM 2015-PC1 Mortgage Trust
3.90%	07/10/50	500,000	520,361
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	750,000	788,324	(f)
Wells Fargo Commercial Mortgage Trust 2012-LC5
4.69%	10/15/45	220,000	226,601	(f)
WF-RBS Commercial Mortgage Trust 2012-C10
2.88%	12/15/45	1,200,000	1,208,794
WF-RBS Commercial Mortgage Trust 2012-C7
3.43%	06/15/45	200,000	207,379
			6,357,504

Sovereign Bonds—0.4%
Export Development Canada
1.63%	01/17/20	100,000	99,876
Government of Chile
3.63%	10/30/42	350,000	344,505
Government of Colombia
4.38%	07/12/21	300,000	318,000
5.00%	06/15/45	250,000	250,750
6.13%	01/18/41	250,000	285,000
Government of Hungary
5.38%	03/25/24	300,000	333,881
Government of Italy
5.38%	06/15/33	250,000	271,056
Government of Mexico
3.50%	01/21/21	250,000	259,250
4.35%	01/15/47	200,000	184,000
4.75%	03/08/44	702,000	682,695
5.75%	10/12/10	172,000	171,140
6.05%	01/11/40	130,000	148,525
Government of Panama
6.70%	01/26/36	250,000	315,000
Government of Peru
6.55%	03/14/37	297,000	383,501
7.35%	07/21/25	100,000	129,500
Government of Philippines
3.70%	03/01/41	200,000	198,123
4.00%	01/15/21	500,000	531,498
7.75%	01/14/31	500,000	712,460
Government of Poland
3.00%	03/17/23	147,000	146,743
3.25%	04/06/26	200,000	198,374
5.00%	03/23/22	500,000	548,770
6.38%	07/15/19	74,000	81,178
Government of South Africa
4.88%	04/14/26	200,000	200,900
5.38%	07/24/44	250,000	245,190
Government of Uruguay
4.50%	08/14/24	500,000	530,625
Iraq Government AID Bond
2.15%	01/18/22	280,000	278,745
Japan Bank for International Cooperation
1.50%	07/21/21	400,000	383,866
1.75%	07/31/18	500,000	500,177

Province of Ontario Canada
1.25%	06/17/19	500,000	494,729
1.63%	01/18/19	300,000	299,943
Province of Quebec Canada
2.50%	04/20/26	500,000	488,627
			10,016,627

Municipal Bonds and Notes—0.3%
American Municipal Power Inc.
6.27%	02/15/50	200,000	239,656
Bay Area Toll Authority
6.26%	04/01/49	250,000	341,220
Chicago Transit Authority
6.90%	12/01/40	75,000	93,458
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	222,970
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	86,297
6.00%	12/01/44	100,000	128,633
East Bay Municipal Utility District
5.87%	06/01/40	100,000	124,792
Florida Hurricane Catastrophe Fund Finance Corp.
3.00%	07/01/20	100,000	102,790
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	138,950
6.60%	07/01/50	90,000	127,172
Los Angeles Unified School District
5.76%	07/01/29	110,000	134,410
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	336,390
Municipal Electric Authority of Georgia
6.64%	04/01/57	125,000	140,320
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	270,000	284,531
New York City Water & Sewer System
6.01%	06/15/42	250,000	329,743
North Texas Tollway Authority
6.72%	01/01/49	100,000	140,854
Port Authority of New York & New Jersey
4.46%	10/01/62	100,000	105,379
5.31%	08/01/46	200,000	214,704
San Diego County Water Authority Financing Corp.
6.14%	05/01/49	100,000	130,574
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	166,104
State of California
5.70%	11/01/21	605,000	688,980
7.55%	04/01/39	200,000	293,318
State of Illinois
5.10%	06/01/33	550,000	501,831
State of Texas
5.52%	04/01/39	200,000	251,924
University of California
4.60%	05/15/31	100,000	109,752
4.77%	05/15/15	100,000	95,889
6.58%	05/15/49	100,000	131,330
University of Texas System
4.79%	08/15/46	100,000	115,380
			5,777,351

FNMA (TBA)—0.0% *
Lehman
5.50%	TBA	384,555	12,152	(c,j)

Total Bonds and Notes
(Cost $696,685,444)			695,597,322

		Number of Shares	Fair Value
Exchange Traded & Mutual Funds—3.2%
Exchange Traded & Mutual Funds—3.2%
SPDR Bloomberg Barclays High Yield Bond ETF
(Cost $72,005,250)		2,022,863	74,704,331	(k)

Total Investments in Securities
(Cost $1,924,790,465)			2,261,770,516

Short-Term Investments—2.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares
0.66%
(Cost $57,121,992)			57,121,992	(h,k)

Total Investments
(Cost $1,981,912,457)			2,318,892,508

Liabilities in Excess of Other Assets, net—(0.1)%			(1,251,260)

NET ASSETS—100.0%			$2,317,641,248

Other Information:

The Fund had the following long futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	June 2017	56	$4,989,600	$114,080
MSCI Emerging Market Mini Futures	June 2017	241	11,584,870	(130,589)
S&P 500 Emini Index Futures	June 2017	41	4,836,360	(13,361)
S&P Mid 400 Emini Index Futures	June 2017	1	171,820	793
Russell 2000 Mini Index Futures	June 2017	11	761,420	11,647

				$(17,430)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(d)	At March 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(e)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to $5,805,206 or 0.25% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017.

(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(h)	Coupon amount represents effective yield.

(i)	Step coupon bond.

(j)	Security is in default.

(k)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2017.
*	Less than 0.05%.
**	Amount is less than $0.50.
***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LIBOR	London Interbank Offered Rate

NVDR	Non-Voting Depositary Receipt

REIT	Real Estate Investment Trust

SPDR	Standard and Poor’s Depositary Receipt

TBA	To Be Announced

The Fund was invested in the following countries/territories at March 31, 2017 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	70.08%
Japan	4.42%
United Kingdom	3.68%
Canada	2.21%
Germany	1.98%
Switzerland	1.97%
France	1.93%
China	1.55%
Australia	1.52%
South Korea	0.91%
Netherlands	0.88%
Taiwan	0.72%
Hong Kong	0.68%
Spain	0.66%
Supranational	0.54%
Ireland	0.53%
Sweden	0.52%
India	0.51%
Brazil	0.47%
Mexico	0.42%
South Africa	0.41%
Singapore	0.39%
Italy	0.38%

Denmark	0.31%
Russian Federation	0.22%
Belgium	0.22%
Finland	0.19%
Norway	0.16%
Indonesia	0.16%
Malaysia	0.15%
Thailand	0.13%
Philippines	0.13%
Israel	0.12%
Poland	0.11%
Colombia	0.09%
Chile	0.09%
Turkey	0.07%
Austria	0.05%
Luxembourg	0.05%
Qatar	0.05%
United Arab Emirates	0.04%
Peru	0.04%
New Zealand	0.04%
Portugal	0.03%
Bermuda	0.03%
Hungary	0.03%
Cayman Islands	0.03%
Uruguay	0.02%
Greece	0.02%
Panama	0.01%
Iraq	0.01%
Guernsey	0.01%
Czech Republic	0.01%
Egypt	0.01%
Jordan	0.01%
Malta	0.00%
Puerto Rico	0.00%
United States Virgin Islands	0.00%
Monaco	0.00%
Jersey	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2017 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	1.89%	3.75%	5.64%
Pharmaceuticals	1.80%	1.59%	3.39%
Exchange Traded Funds	3.22%	0.00%	3.22%
Internet Software & Services	1.66%	0.56%	2.22%
Integrated Oil & Gas	1.05%	1.08%	2.13%
Technology Hardware, Storage & Peripherals	1.53%	0.51%	2.04%
Semiconductors	0.95%	0.59%	1.54%
Integrated Telecommunication Services	0.82%	0.62%	1.44%
Industrial Conglomerates	0.87%	0.45%	1.32%
Biotechnology	1.01%	0.30%	1.31%
Systems Software	1.22%	0.04%	1.26%
Packaged Foods & Meats	0.52%	0.68%	1.20%
Electric Utilities	0.74%	0.41%	1.15%
Aerospace & Defense	0.80%	0.26%	1.06%
Healthcare Equipment	0.69%	0.35%	1.04%

Industry	Domestic	Foreign	Total
Internet & Direct Marketing Retail	0.93%	0.09%	1.02%
Tobacco	0.65%	0.35%	1.00%
Life & Health Insurance	0.33%	0.64%	0.97%
Automobile Manufacturers	0.17%	0.79%	0.96%
Data Processing & Outsourced Services	0.85%	0.09%	0.94%
Oil & Gas Exploration & Production	0.62%	0.27%	0.89%
Household Products	0.65%	0.22%	0.87%
Regional Banks	0.49%	0.27%	0.76%
Industrial Machinery	0.29%	0.45%	0.74%
Soft Drinks	0.63%	0.08%	0.71%
Multi-Sector Holdings	0.58%	0.12%	0.70%
IT Consulting & Other Services	0.35%	0.34%	0.69%
Cable & Satellite	0.47%	0.18%	0.65%
Multi-Utilities	0.38%	0.24%	0.62%
Application Software	0.33%	0.29%	0.62%
Multi-Line Insurance	0.16%	0.44%	0.60%
Railroads	0.31%	0.28%	0.59%
Managed Healthcare	0.58%	0.01%	0.59%
Movies & Entertainment	0.54%	0.05%	0.59%
Restaurants	0.43%	0.15%	0.58%
Wireless Telecommunication Services	0.00%	0.55%	0.55%
Property & Casualty Insurance	0.17%	0.37%	0.54%
Asset Management & Custody Banks	0.38%	0.15%	0.53%
Diversified Chemicals	0.28%	0.23%	0.51%
Specialty Chemicals	0.19%	0.31%	0.50%
Communications Equipment	0.39%	0.11%	0.50%
Investment Banking & Brokerage	0.39%	0.10%	0.49%
Apparel, Accessories & Luxury Goods	0.12%	0.36%	0.48%
Hypermarkets & Super Centers	0.32%	0.14%	0.46%
Home Improvement Retail	0.45%	0.01%	0.46%
Personal Products	0.05%	0.40%	0.45%
Diversified Metals & Mining	0.00%	0.43%	0.43%
Electrical Components & Equipment	0.21%	0.21%	0.42%
Financial Exchanges & Data	0.25%	0.16%	0.41%
Retail REITs	0.23%	0.18%	0.41%
Oil & Gas Equipment & Services	0.34%	0.06%	0.40%
Specialized REITs	0.40%	0.00%	0.40%
Food Retail	0.07%	0.32%	0.39%
Oil & Gas Storage & Transportation	0.13%	0.25%	0.38%
Trading Companies & Distributors	0.07%	0.28%	0.35%
Oil & Gas Refining & Marketing	0.18%	0.17%	0.35%
Air Freight & Logistics	0.25%	0.08%	0.33%
Apparel Retail	0.19%	0.14%	0.33%
Construction Machinery & Heavy Trucks	0.18%	0.14%	0.32%
Consumer Finance	0.29%	0.03%	0.32%
Auto Parts & Equipment	0.01%	0.29%	0.30%
Brewers	0.03%	0.27%	0.30%
Building Products	0.11%	0.18%	0.29%
Electronic Components	0.08%	0.21%	0.29%
Construction & Engineering	0.03%	0.26%	0.29%
Drug Retail	0.27%	0.02%	0.29%
Life Sciences Tools & Services	0.23%	0.06%	0.29%
Airlines	0.22%	0.05%	0.27%
Steel	0.03%	0.24%	0.27%
Fertilizers & Agricultural Chemicals	0.14%	0.12%	0.26%
Construction Materials	0.05%	0.21%	0.26%

Industry	Domestic	Foreign	Total
Semiconductor Equipment	0.14%	0.12%	0.26%
Diversified Real Estate Activities	0.00%	0.26%	0.26%
Healthcare Services	0.15%	0.10%	0.25%
Commodity Chemicals	0.06%	0.19%	0.25%
Research & Consulting Services	0.09%	0.15%	0.24%
Industrial Gases	0.11%	0.12%	0.23%
Distillers & Vintners	0.06%	0.16%	0.22%
Diversified Capital Markets	0.00%	0.21%	0.21%
Hotels, Resorts & Cruise Lines	0.14%	0.06%	0.20%
Healthcare Distributors	0.17%	0.01%	0.18%
Residential REITs	0.16%	0.02%	0.18%
Gold	0.03%	0.15%	0.18%
Insurance Brokers	0.09%	0.08%	0.17%
General Merchandise Stores	0.11%	0.06%	0.17%
Home Entertainment Software	0.12%	0.05%	0.17%
Footwear	0.13%	0.04%	0.17%
Broadcasting	0.09%	0.07%	0.16%
Office REITs	0.11%	0.05%	0.16%
Electronic Equipment & Instruments	0.02%	0.14%	0.16%
Casinos & Gaming	0.02%	0.13%	0.15%
Automotive Retail	0.13%	0.01%	0.14%
Advertising	0.06%	0.08%	0.14%
Healthcare Supplies	0.04%	0.10%	0.14%
Consumer Electronics	0.00%	0.14%	0.14%
Electronic Manufacturing Services	0.00%	0.14%	0.14%
Health Care REITs	0.14%	0.00%	0.14%
Home Building	0.05%	0.09%	0.14%
Gas Utilities	0.00%	0.13%	0.13%
Healthcare Facilities	0.07%	0.05%	0.12%
Reinsurance	0.00%	0.12%	0.12%
Diversified REITs	0.00%	0.12%	0.12%
Paper Packaging	0.09%	0.03%	0.12%
Department Stores	0.04%	0.08%	0.12%
Real Estate Operating Companies	0.00%	0.11%	0.11%
Tires & Rubber	0.02%	0.09%	0.11%
Specialty Stores	0.09%	0.02%	0.11%
Real Estate Development	0.00%	0.11%	0.11%
Environmental & Facilities Services	0.09%	0.02%	0.11%
Thrifts & Mortgage Finance	0.00%	0.10%	0.10%
Industrial REITs	0.05%	0.05%	0.10%
Agricultural & Farm Machinery	0.06%	0.04%	0.10%
Human Resource & Employment Services	0.01%	0.08%	0.09%
Leisure Products	0.04%	0.05%	0.09%
Other Diversified Financial Services	0.00%	0.09%	0.09%
Highways & Railtracks	0.00%	0.08%	0.08%
Agricultural Products	0.05%	0.03%	0.08%
Paper Products	0.00%	0.08%	0.08%
Heavy Electrical Equipment	0.00%	0.07%	0.07%
Airport Services	0.00%	0.07%	0.07%
Water Utilities	0.02%	0.05%	0.07%
Diversified Support Services	0.02%	0.05%	0.07%
Household Appliances	0.02%	0.05%	0.07%
Independent Power Producers & Energy Traders	0.02%	0.05%	0.07%
Copper	0.04%	0.03%	0.07%
Home Furnishings	0.04%	0.02%	0.06%
Food Distributors	0.05%	0.01%	0.06%
Trucking	0.03%	0.03%	0.06%

Industry	Domestic	Foreign	Total
Publishing	0.01%	0.04%	0.05%
Distributors	0.05%	0.00%	0.05%
Alternative Carriers	0.03%	0.02%	0.05%
Marine	0.00%	0.05%	0.05%
Hotel & Resort REITs	0.05%	0.00%	0.05%
Healthcare Technology	0.03%	0.02%	0.05%
Security & Alarm Services	0.00%	0.05%	0.05%
Coal & Consumable Fuels	0.00%	0.04%	0.04%
Metal & Glass Containers	0.02%	0.02%	0.04%
Housewares & Specialties	0.04%	0.00%	0.04%
Computer & Electronics Retail	0.02%	0.02%	0.04%
Education Services	0.00%	0.04%	0.04%
Motorcycle Manufacturers	0.02%	0.02%	0.04%
Home Furnishing Retail	0.01%	0.02%	0.03%
Oil & Gas Drilling	0.01%	0.02%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Aluminum	0.00%	0.03%	0.03%
Leisure Facilities	0.00%	0.03%	0.03%
Commercial Printing	0.00%	0.02%	0.02%
Technology Distributors	0.00%	0.02%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Office Services & Supplies	0.00%	0.02%	0.02%
Renewable Electricity	0.00%	0.02%	0.02%
Mortgage REITs	0.02%	0.00%	0.02%
Specialized Finance	0.00%	0.02%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Silver	0.00%	0.02%	0.02%
Specialized Consumer Services	0.02%	0.00%	0.02%
Forest Products	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%

			67.54%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.49%
Corporate Notes	9.10%
Agency Mortgage Backed	9.02%
Sovereign Bonds	0.43%
Non-Agency Collateralized Mortgage Obligations	0.28%
Municipal Bonds and Notes	0.25%
Agency Collateralized Mortgage Obligations	0.24%
Asset Backed	0.15%
U.S. Government Sponsored Agency	0.04%
FNMA (TBA)	0.00%

30.00%

Short-Term Investments
Short-Term Investments	2.46%

2.46%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/ Interest Income	Realized Gain (Loss)
SPDR Bloomberg Barclays High Yield Bond ETF	2,022,863	$73,733,356	—	—	2,022,863	$74,704,331	$710,470	$—
State Street Corp.	16,264	1,264,038	—	1,700	14,564	1,159,440	5,534	61,870
State Street Institutional U.S. Government Money Market Fund - Class G Shares	72,119,782	72,119,782	78,651,410	93,649,200	57,121,992	57,121,992	20,868	—

		$147,117,176				$132,985,763	$736,872	$61,870

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments—March 31, 2017 (Unaudited)

Common Stock (REITs)—98.9% †	Number of Shares	Fair Value
Alternate Housing—5.7%
American Homes 4 Rent, Class A	31,660	$726,914
Colony Starwood Homes	48,520	1,647,254
Education Realty Trust Inc.	26,750	1,092,737
Invitation Homes Inc.	23,940	522,610	(a)
		3,989,515

Diversified—4.6%
VEREIT Inc.	94,090	798,824
Vornado Realty Trust	24,120	2,419,477
		3,218,301

Freestanding—2.7%
STORE Capital Corp.	78,500	1,874,580

Healthcare—10.8%
HCP Inc.	84,470	2,642,221
Healthcare Realty Trust Inc.	12,530	407,225
Healthcare Trust of America Inc., Class A	24,210	761,647
Medical Properties Trust Inc.	54,450	701,860
Omega Healthcare Investors Inc.	15,920	525,201
Ventas Inc.	11,443	744,253
Welltower Inc.	25,440	1,801,661
		7,584,068

Hotel—6.7%
Chesapeake Lodging Trust	17,653	422,966
Hilton Worldwide Holdings Inc.	16,100	941,206
Host Hotels & Resorts Inc.	90,720	1,692,835
RLJ Lodging Trust	31,910	750,204
Sunstone Hotel Investors Inc.	58,880	902,631
		4,709,842

Industrial—8.4%
Duke Realty Corp.	54,950	1,443,536
First Industrial Realty Trust Inc.	17,150	456,705
Prologis Inc. REIT	53,900	2,796,332
PS Business Parks Inc.	4,448	510,452
STAG Industrial Inc.	29,030	726,331
		5,933,356

Multifamily—12.3%
Apartment Investment & Management Co., Class A	23,720	1,051,982
AvalonBay Communities Inc.	17,950	3,295,620
Equity Residential	20,250	1,259,955
Essex Property Trust Inc.	5,670	1,312,775
UDR Inc.	48,994	1,776,523
		8,696,855

Office—15.2%
Alexandria Real Estate Equities Inc.	7,820	864,266
Boston Properties Inc.	22,840	3,024,244
Columbia Property Trust Inc.	23,950	532,887
Cousins Properties Inc.	64,050	529,694
Douglas Emmett Inc.	49,090	1,885,056
Highwoods Properties Inc.	18,170	892,692

Hudson Pacific Properties Inc.	24,020	832,053
Mack-Cali Realty Corp.	28,840	776,950
Parkway Inc.	29,811	592,941
SL Green Realty Corp.	7,120	759,134
		10,689,917

Regional Malls—10.4%
GGP Inc.	62,930	1,458,717
Simon Property Group Inc.	28,460	4,895,974
The Macerich Co.	15,290	984,676
		7,339,367

Self Storage—6.2%
CubeSmart	93,570	2,429,077
Public Storage	8,890	1,946,110
		4,375,187

Shopping Centers—7.7%
Brixmor Property Group Inc.	24,810	532,423
DDR Corp.	63,400	794,402
Kimco Realty Corp.	59,380	1,311,704
Regency Centers Corp.	26,313	1,746,920
Weingarten Realty Investors	31,580	1,054,456
		5,439,905

Specialty—8.2%
CyrusOne Inc.	31,590	1,625,938
Digital Realty Trust Inc.	5,170	550,036
Equinix Inc.	8,968	3,590,518
		5,766,492

Total Common Stock (REITs)
(Cost $66,692,210)		69,617,385

Short-Term Investments—1.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares
0.66%
(Cost $763,014)	763,014	763,014	(b,c)

Total Investments
(Cost $67,455,224)		70,380,399

Other Assets and Liabilities, net—0.0% *		9,083

NET ASSETS—100.0%		$70,389,482

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(c)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2017.
*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/Interest Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund - Class G Shares	741,322	$741,322	4,223,198	4,201,506	763,014	$763,014	$866	$—

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. During the period ended March 31, 2017, the State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Core Value Equity V.I.S. Fund and State Street Small-Cap Equity V.I.S. Fund invested in stock index future contracts to gain equity exposure for accumulating and residual cash positions. The State Street Total Return V.I.S. Fund invested in futures contracts on various stock indices to gain equity exposure. The State Street Income V.I.S. Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended March 31, 2017, the State Street Income V.I.S. Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The State Street Income V.I.S. Fund and State Street Total Return V.I.S. Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which a Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, a Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments a Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Funds’ investments measured at fair value on a recurring basis at March 31, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity V.I.S. Fund	Investments in Securities†
	Common Stock	$28,118,261	$—	$—	$28,118,261
	Short-Term Investments	575,865	—	—	575,865

	Total Investments in Securities	$28,694,126	$—	$—	$28,694,126

S&P 500 Index V.I.S. Fund	Investments in Securities†
	Common Stock	$184,076,392	$—	$—	$184,076,392
	Short-Term Investments	1,013,429	—	—	1,013,429

	Total Investments in Securities	$185,089,821	$—	$—	$185,089,821

	Other Financial Instruments*
	Long Futures Contracts - Unrealized Depreciation	$(3,589)	$—	$—	$(3,589)

Premier Growth Equity V.I.S. Fund	Investments in Securities†
	Common Stock	$33,703,358	$—	$—	$33,703,358
	Short-Term Investments	1,565,423	—	—	1,565,423

	Total Investments in Securities	$35,268,781	$—	$—	$35,268,781

	Other Financial Instruments*
	Long Futures Contracts - Unrealized Appreciation	$7,606	$—	$—	$7,606

Core Value Equity V.I.S. Fund	Investments in Securities†
	Common Stock	$12,519,950	$—	$—	$12,519,950
	Short-Term Investments	746,990	—	—	746,990

	Total Investments in Securities	$13,266,940	$—	$—	$13,266,940

	Other Financial Instruments*
	Long Futures Contracts - Unrealized Appreciation	$3,522	$—	$—	$3,522

Small-Cap Equity V.I.S. Fund	Investments in Securities†
	Common Stock	$38,575,165	$—	$—	$38,575,165
	Short-Term Investments	2,538,286	—	—	2,538,286

	Total Investments in Securities	$41,113,451	$—	$—	$41,113,451

	Other Financial Instruments*
	Long Futures Contracts - Unrealized Appreciation	$5,899	$—	$—	$5,899

Income V.I.S. Fund	Investments in Securities†
	U.S. Treasuries	$—	$4,890,701	$—	$4,890,701
	Agency Mortgage Backed	—	7,163,500	—	7,163,500
	Agency Collateralized Mortgage Obligations	—	443,613	—	443,613
	Corporate Notes	—	9,874,271	—	9,874,271
	Non-Agency Collateralized Mortgage Obligations	—	1,550,163	—	1,550,163
	Sovereign Bonds	—	70,338	—	70,338
	Municipal Bonds and Notes	—	195,197	—	195,197
	FNMA (TBA)	—	—	1,628	1,628
	Preferred Stock	37,107	—	—	37,107
	Short-Term Investments	2,665,567	—	—	2,665,567

	Total Investments in Securities	$2,702,674	$24,187,783	$1,628	$26,892,085

	Other Financial Instruments*
	Credit Default Swap Contracts - Unrealized Depreciation	$—	$(21,256)	$—	$(21,256)
	Long Futures Contracts - Unrealized Appreciation	10,474	—	—	10,474
	Long Futures Contracts - Unrealized Depreciation	(2,333)	—	—	(2,333)
	Short Futures Contracts - Unrealized Depreciation	(8,229)	—	—	(8,229)

	Total Other Financial Instruments	$(88)	$(21,256)	$—	$(21,344)

Total Return V.I.S. Fund	Investments in Securities†
	Domestic Equity	$863,016,736	$—	$8,786	$863,025,522
	Foreign Equity	258,791,378	369,279,096	372,867	628,443,341
	U.S. Treasuries	—	243,206,526	—	243,206,526
	U.S. Government Sponsored Agency	—	1,006,255	—	1,006,255
	Agency Collateralized Mortgage Obligations	—	5,612,948	—	5,612,948
	Agency Mortgage Backed	—	209,078,055	—	209,078,055
	Asset Backed	—	3,493,232	—	3,493,232
	Corporate Notes	—	211,036,672	—	211,036,672
	Non-Agency Collateralized Mortgage Obligations	—	6,357,504	—	6,357,504
	Sovereign Bonds	—	10,016,627	—	10,016,627
	Municipal Bonds and Notes	—	5,777,351	—	5,777,351
	FNMA (TBA)	—	—	12,152	12,152
	Exchange Traded & Mutual Funds	74,704,331	—	—	74,704,331
	Short-Term Investments	57,121,992	—	—	57,121,992

	Total Investments in Securities	$1,253,634,437	$1,064,864,266	$393,805	$2,318,892,508

	Other Financial Instruments*
	Long Futures Contracts - Unrealized Appreciation	$126,520	$—	$—	$126,520
	Long Futures Contracts - Unrealized Depreciation	(143,950)	—	—	(143,950)

	Total Other Financial Instruments	$(17,430)	$—	$—	$(17,430)

Real Estate Securities V.I.S. Fund	Investments in Securities†
	Common Stock	$69,617,385	$—	$—	$69,617,385
	Short-Term Investments	763,014	—	—	763,014

	Total Investments in Securities	$70,380,399	$—	$—	$70,380,399

Transfers between fair value levels during the period were insignificant in relation to net assets. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

INCOME TAXES

At March 31, 2017, information on the tax cost of investments was as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
State Street U.S. Equity V.I.S. Fund	$24,387,982	$4,555,744	$(249,600)	$4,306,144
State Street S&P 500 Index V.I.S. Fund	103,726,076	83,993,444	(2,629,699)	81,363,745
State Street Premier Growth Equity V.I.S. Fund	24,522,945	10,862,779	(116,943)	10,745,836
State Street Core Value Equity V.I.S. Fund	10,881,185	2,631,381	(245,626)	2,385,755
State Street Small-Cap Equity V.I.S. Fund	35,019,665	7,125,078	(1,031,292)	6,093,786
State Street Income V.I.S. Fund	26,724,725	450,563	(283,203)	167,360
State Street Total Return V.I.S. Fund	1,989,870,531	425,202,700	(96,180,723)	329,021,977
State Street Real Estate Securities V.I.S. Fund	68,386,474	3,631,909	(1,637,984)	1,993,925

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Variable Insurance Series Funds, Inc.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, State Street Variable Insurance Series Funds, Inc.

Date: May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, State Street Variable Insurance Series Funds, Inc.

Date: May 24, 2017

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, State Street Variable Insurance Series Funds, Inc.

Date: May 24, 2017